                     SUPPLEMENT DATED DECEMBER 18, 2006 TO

                       PROSPECTUS DATED MAY 1, 2006 FOR

             FLEXIBLE PREMIUM VARIABLE DEFERRED ANNUITY CONTRACTS

                                   ISSUED BY

                  GENWORTH LIFE AND ANNUITY INSURANCE COMPANY

                                  THROUGH ITS

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

This supplement updates certain information contained in your prospectus. Please read it and keep it with your prospectus for future reference.

The Guaranteed Minimum Withdrawal Benefit for Life Rider

An owner may now elect the Annual Step-Up Death Benefit Rider with the Guaranteed Minimum Withdrawal Benefit for Life Rider at application. All references in the prospectus to the contrary are revised accordingly. In addition, the Fee Table and Examples in the prospectus are revised as follows.

The first table labeled "Periodic Charges Other Than Portfolio Expenses" is replaced in its entirety with the following:

       The next table describes the fees and expenses that you will pay periodically during the time you own the contract, not including Portfolio fees and expenses.

       The following charges apply to contracts issued on or after the later of May 1, 2006 or the date on which state insurance authorities approve applicable contract modifications.

               Periodic Charges Other Than Portfolio Expenses
               -------------------------------------------------------------------------------------------
               Separate Account Annual Expenses (as a percentage of your
                average daily net assets in the Separate Account)
               -------------------------------------------------------------------------------------------
                Mortality and Expense Risk
                  Charge                                                       1.55%
               -------------------------------------------------------------------------------------------
                Administrative Expense Charge                                  0.15%
               -------------------------------------------------------------------------------------------
               Optional Benefits/1/ (as a percentage of your average daily net assets in the Separate Account)
               -------------------------------------------------------------------------------------------
                                                                  Current Charge         Maximum Charge/2/
                                                                  ----------------------------------------
                Guaranteed Minimum Withdrawal
                  Benefit Rider                                        0.50%                   1.00%
               -------------------------------------------------------------------------------------------
                Guaranteed Minimum Withdrawal
                  Benefit for Life Rider
                    Single Annuitant Contract                          0.60%                   2.00%
                                                                  ----------------------------------------
                    Joint Annuitant Contract                           0.75%                   2.00%
               -------------------------------------------------------------------------------------------
                Guaranteed Income Rider                                0.50%                   0.50%
               -------------------------------------------------------------------------------------------
                Payment Protection Rider                               0.40%                   1.00%
               -------------------------------------------------------------------------------------------
                Payment Protection with Commutation Immediate and Deferred
                  Variable Annuity Rider/3/
                    Single Annuitant Contract                          0.50%                   1.25%
                                                                  ----------------------------------------
                    Joint Annuitant Contract                           0.65%                   1.25%
               -------------------------------------------------------------------------------------------

                Optional Benefits/4/ (as a percentage of your Contract Value at the time the charge is taken)/5/
                ------------------------------------------------------------------------------------------
                                                               Current Charge        Maximum Charge
                                                               -------------------------------------------
                 Annual Step-Up Death Benefit
                   Rider Option                                     0.20%                 0.20%
                ------------------------------------------------------------------------------------------
                 5% Rollup Death Benefit Rider
                   Option                                           0.30%                 0.30%
                ------------------------------------------------------------------------------------------
                 Earnings Protector Death
                   Benefit Rider Option                             0.30%                 0.30%
                ------------------------------------------------------------------------------------------
                 Earnings Protector and Greater
                   of Annual Step-Up and 5%
                   Rollup Death Benefit Rider
                   Option                                           0.70%                 0.70%
                ------------------------------------------------------------------------------------------
                                                                   Current               Maximum
                                                               -------------------------------------------
                Maximum Total Separate Account
                 Annual Expenses/6/                                 3.05%                 3.90%
                ------------------------------------------------------------------------------------------

     /1/ The Guaranteed Income Rider, the Payment Protection Rider, the Payment
         Protection with Commutation Immediate and Deferred Variable Annuity Rider, the Guaranteed Minimum Withdrawal Benefit Rider and the Guaranteed Minimum Withdrawal Benefit for Life Rider may not be elected together or in any combination. Only one may be elected and must be elected at the time of application. Not all riders may be available in all states or in all markets. We reserve the right to discontinue offering these riders at any time and for any reason.

     /2/ The maximum charge reflects the charge that the rider is guaranteed never to exceed.

     /3/ The Payment Protection with Commutation Immediate and Deferred
         Variable Annuity Rider is available only for contracts issued on or after May 1, 2006 or the date on which state insurance authorities approve applicable contract modifications.

     /4/ The Annual Step-Up Death Benefit Rider may be elected with the
         Guaranteed Minimum Withdrawal Benefit for Life Rider at the time of application. None of the other death benefit riders are available with the Guaranteed Minimum Withdrawal Benefit for Life Rider.

     /5/ All charges for the optional death benefit riders are taken in arrears on each contract anniversary and at the time the contract is surrendered.

     /6/ The Maximum Total Separate Account Annual Expenses for the current charges assume that the owner elects the Earnings Protector and Greater of Annual Step-Up and 5% Rollup Death Benefit Rider Option and the Payment Protection with Commutation Immediate and Deferred Variable Annuity Rider as a Joint Annuitant contract. The Maximum Total Separate Account Annual Expenses for the maximum charges assume that the owner elects the Annual Step-Up Death Benefit Rider and the Guaranteed Minimum Withdrawal Benefit for Life Rider as a Joint Annuitant contract. If another combination of optional benefits is elected, or if no optional benefit is elected, the total Separate Account annual expenses would be lower.

The first set of examples under the "Examples" subheading is replaced in its entirety with the following:

       For contracts issued on or after the later of May 1, 2006 or the date on which state insurance authorities approve applicable contract modifications, the following Examples apply:

       These Examples are intended to help you compare the costs of investing in the contract with the costs of investing in other variable annuity contracts. These costs include contract owner transaction expenses, contract and optional rider charges, and Portfolio fees and expenses.

       The Examples show the dollar amount of expenses you would bear directly or indirectly if you:

          . invested $10,000 in the contract for the time periods indicated;

          . earned a 5% annual return on your investment;

          . elected the Guaranteed Minimum Withdrawal Benefit for Life Rider;

          . elected the Annual Step-Up Death Benefit Rider; and

          . surrendered your contract at the end of the stated period.

       Each Example assumes that the maximum fees and expenses of any of the Portfolios are charged. Your actual expenses may be higher or lower than those shown below. The Example does not include any taxes or tax penalties that may be assessed upon surrender of the contract.

                                                 1 Year 3 Years 5 Years 10 Years
--------------------------------------------------------------------------------
Costs Based on Maximum Annual Portfolio Expenses $1,177 $2,245  $3,099   $5,987
--------------------------------------------------------------------------------

       The next Example uses the same assumptions as the prior Example, except that it assumes you decide to annuitize your contract or that you decide not to surrender your contract at the end of the stated time period.

                                                 1 Year 3 Years 5 Years 10 Years
--------------------------------------------------------------------------------
Costs Based on Maximum Annual Portfolio Expenses  $637  $1,885  $3,099   $5,987
--------------------------------------------------------------------------------

       Please remember that you are looking at Examples and not a representation of past or future expenses. Your rate of return may be higher or lower than 5%, which is not guaranteed. The Examples do not assume that any Portfolio expense waivers or fee reimbursement arrangements are in effect for the periods presented. The above Examples assume:

          . Separate Account charges of 1.70% (deducted daily at an effective annual rate of the assets in the Separate Account);

          . a maximum charge of 2.00% for the Guaranteed Minimum Withdrawal
            Benefit for Life Rider (deducted daily at an effective annual rate of the assets in the Separate Account); and

          . a charge of 0.20% for the Annual Step-Up Death Benefit Rider (an annual rate as a percentage of the Contract Value).

       If one or both of the optional riders are not elected, the expense figures shown above would be lower.

Systematic Resets -- Guaranteed Minimum Withdrawal Benefit for Life Rider

The following disclosure is inserted at the bottom of page 93 of the prospectus in the "Restoration or Reset of the Benefit" provision for the Guaranteed Minimum Withdrawal Benefit for Life Rider:

       Systematic Resets. You may elect to reset your Withdrawal Base automatically on an available contract anniversary (a "systematic reset"). If you have not previously elected to systematically reset your benefit, or if your election has terminated, we must receive written notice of your election to systematically reset your benefit at our Home Office at least 15 days prior to your next contract anniversary.

       A systematic reset of your Withdrawal Base will occur when your contract value is higher than the Withdrawal Base as of the available contract anniversary or, if the contract anniversary is not a Valuation Day, as of the next Valuation Day. By "available contract anniversary" we mean a contract anniversary on which you are eligible to reset your benefit, as such requirements (age and otherwise) are described herein.

       Systematic resets will continue until and unless:

         (a) the Investment Strategy is violated;

         (b) the owner (or owners) submits a written request to terminate systematic resets;

         (c) income payments begin via annuitization;

         (d) the Investment Strategy changes, allocations are affected, and we do not receive confirmation of new allocations; or

         (e) ownership changes.

       Please note that a systematic reset will occur on an available contract anniversary if contract value is even nominally higher than the Withdrawal Base (e.g., as little as $1.00 higher) and, therefore, a systematic reset may not be in your best interest because: (i) the charge for this rider may be higher than your previous charge; (ii) the Investment Strategy will be reset to the current Investment Strategy (the Investment Strategy offered on the reset date); and (iii) if your contract restricts resets to a frequency of three years, you will not be able to again reset your benefit for three years. Please carefully consider whether it is in your best interest to elect to systematically reset your Withdrawal Base.

Systematic Resets -- Guaranteed Minimum Withdrawal Benefit for Life Rider

The following disclosure is inserted on page 104 of the prospectus before the "Withdrawals" provision for the Guaranteed Minimum Withdrawal Benefit for Life
Rider:

       Systematic Resets. You may elect to reset your Withdrawal Base automatically on an available contract anniversary (a "systematic reset"). If you have not previously elected to systematically reset your benefit, or if your election has terminated, we must receive written notice of your election to systematically reset your benefit at our Home Office at least 15 days prior to your next contract anniversary.

       A systematic reset of your Withdrawal Base will occur when your contract value is higher than the Withdrawal Base as of the available contract anniversary or, if the contract anniversary is not a Valuation Day, as of the next Valuation Day. By "available contract anniversary" we mean a contract anniversary on which you are eligible to reset your benefit, as such requirements (age and otherwise) are described herein.

       Systematic resets will continue until and unless:

         (a) the Investment Strategy is violated;

         (b) the owner (or owners) submits a written request to terminate systematic resets;

         (c) income payments begin via annuitization;

         (d) the Investment Strategy changes, allocations are affected, and we do not receive confirmation of new allocations; or

         (e) ownership changes.

       Please note that a systematic reset will occur on an available contract anniversary if contract value is even nominally higher than the Withdrawal Base (e.g., as little as $1.00 higher) and, therefore, a systematic reset may not be in your best interest because: (i) the charge for this rider may be higher than your previous charge; (ii) the Investment Strategy will be reset to the current Investment Strategy (the Investment Strategy offered on the reset date); and (iii) you will not be able to again reset your benefit for three years. Please carefully consider whether it is in your best interest to elect to systematically reset your Withdrawal Base.

Systematic Resets -- Payment Protection with Commutation Immediate and Deferred Variable Annuity Rider

The following disclosure is inserted on page 153 of the prospectus before the "Monthly Income" section for the Payment Protection with Commutation Immediate and Deferred Variable Annuity Rider:

       Systematic Resets. You may elect to reset your benefit base automatically on an available contract anniversary (a "systematic reset"). If you have not previously elected to systematically reset your benefit, or if your election has terminated, we must receive written notice of your election to systematically reset your benefit at our Home Office at least 15 days prior to your next contract anniversary.

       A systematic reset of your benefit base will occur when your contract value is higher than the benefit base as of the available contract anniversary or, if the contract anniversary is not a Valuation Day, as of the next Valuation Day. By "available contract anniversary" we mean a contract anniversary on which you are eligible to reset your benefit, as such requirements (age and otherwise) are described herein.

       Systematic resets will continue until and unless:

         (a) the Investment Strategy is violated;

         (b) the owner (or owners) submits a written request to terminate systematic resets;

         (c) income payments begin via annuitization;

         (d) the Investment Strategy changes, allocations are affected, and we do not receive confirmation of new allocations; or

         (e) ownership changes.

       Please note that a systematic reset will occur on an available contract anniversary if contract value is even nominally higher than the benefit base (e.g., as little as $1.00 higher) and, therefore, a systematic reset may not be in your best interest because: (i) the charge for this rider may be higher than your previous charge; and (ii) the Investment Strategy will be reset to the current Investment Strategy (the Investment Strategy offered on the reset date). Please carefully consider whether it is in your best interest to elect to systematically reset your benefit base.

                     SUPPLEMENT DATED OCTOBER 18, 2006 TO

                       PROSPECTUS DATED MAY 1, 2006 FOR

             FLEXIBLE PREMIUM VARIABLE DEFERRED ANNUITY CONTRACTS

                                   ISSUED BY

                  GENWORTH LIFE AND ANNUITY INSURANCE COMPANY

                                  THROUGH ITS

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

This supplement updates certain information contained in your prospectus. Please read it and keep it with your prospectus for future reference.

The following revisions to the prospectus are made effective November 6, 2006:

Guaranteed Minimum Withdrawal Benefit Under the Guaranteed Minimum Withdrawal Benefit for Life Rider

On page 92 of the prospectus, the first paragraph in the "Reset" provision located in the "Guaranteed Minimum Withdrawal Benefit Under the Guaranteed Minimum Withdrawal Benefit for Life Rider" section is replaced with the following:

       For contracts issued on or after November 6, 2006. If all of the Annuitants are age 50 through 85, you may choose to reset your Withdrawal Base on an annual anniversary of the Contract Date that is at least 12 months after the later of the Contract Date and the last reset date.

       For contracts issued prior to November 6, 2006. If all of the Annuitants are age 50 through 59, you may choose to reset your Withdrawal Base on an annual anniversary of the Contract Date that is at least 12 months after the later of the Contract Date and the last reset date. If the older of the Annuitants is age 60 through 85, you may choose to reset your Withdrawal Base on an annual anniversary of the Contract Date that is at least 36 months after the later of the Contract Date and the last reset date.

Payment Protection with Commutation Immediate and Deferred Variable Annuity
Rider

On page 153 of the prospectus, the first paragraph in the "Reset of Benefit Base" provision under the "Payment Protection with Commutation Immediate and Deferred Variable Annuity Rider" section is replaced with the following:

       For contracts issued on or after November 6, 2006. If all of the Annuitants are age 50 through 85, you may choose to reset your benefit base on an annual anniversary of the Contract Date that is at least 12 months after the later of the Contract Date and the last reset date.

       For contracts issued prior to November 6, 2006. If all of the Annuitants are age 50 through 59, you may choose to reset your benefit base on an annual anniversary of the Contract Date that is at least 12 months after the later of the Contract Date and the last reset date. If the older of the Annuitants is age 60 through 85, you may choose to reset your benefit base on an annual anniversary of the Contract Date that is at least 36 months after the later of the Contract Date and the last reset date.

                      SUPPLEMENT DATED OCTOBER 2, 2006 TO

                       PROSPECTUS DATED MAY 1, 2006 FOR

             FLEXIBLE PREMIUM VARIABLE DEFERRED ANNUITY CONTRACTS

                                   ISSUED BY

                  GENWORTH LIFE AND ANNUITY INSURANCE COMPANY

                                  THROUGH ITS

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

BlackRock Variable Series Funds, Inc. (formerly, FAM Variable Series Funds,
Inc.)

Effective on or about October 2, 2006, FAM Variable Series Funds, Inc. and its portfolios will change their names as indicated in the following table:

-----------------------------------------------------------------------------------------------------------
                     Old Name                                              New Name
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
FAM Variable Series Funds, Inc.                      BlackRock Variable Series Funds, Inc.
 Mercury Basic Value V.I. Fund -- Class III           BlackRock Basic Value V.I. Fund -- Class III
 Mercury Global Allocation V.I. Fund -- Class III     BlackRock Global Allocation V.I. Fund -- Class III
 Mercury Large Cap Growth V.I. Fund -- Class III      BlackRock Large Cap Growth V.I. Fund -- Class III
 Mercury Value Opportunities V.I. Fund -- Class III   BlackRock Value Opportunities V.I. Fund -- Class III
-----------------------------------------------------------------------------------------------------------

Accordingly, all references in the prospectus to FAM Variable Series Funds, Inc. and its portfolios are revised to reflect the new names.

Effective on or about September 29, 2006, the name of the portfolios' adviser, Merrill Lynch Investment Managers, L.P., d/b/a Mercury Advisors, will change to BlackRock Advisors, LLC. In addition, BlackRock Investment Management, LLC will serve as investment sub-adviser to all four portfolios. BlackRock Asset Management U.K. Limited will also serve as an investment sub-adviser to the BlackRock Global Allocation V.I. Fund. The prospectus is revised accordingly.

Columbia Funds Variable Insurance Trust I

Effective on or about October 2, 2006, the existing share class of the Columbia Marsico Growth Fund, Variable Series, will be redesignated as Class A shares and the Rule 12b-1 fees will be eliminated. In addition, the existing share class of the Columbia Marsico International Opportunities Fund, Variable Series, will be converted to Class B shares. All references in the prospectus to the funds are revised accordingly.

Payment Protection with Commutation Immediate and Deferred Variable Annuity
Rider

In the "Examples" provision of the "Payment Protection with Commutation Immediate and Deferred Variable Annuity Rider" section of the prospectus, the reference to "$102,801" in the narrative after the second table should be revised to read "$103,363.

                      SUPPLEMENT DATED AUGUST 17, 2006 TO

                       PROSPECTUS DATED MAY 1, 2006 FOR

             FLEXIBLE PREMIUM VARIABLE DEFERRED ANNUITY CONTRACTS

                                   ISSUED BY

                  GENWORTH LIFE AND ANNUITY INSURANCE COMPANY

                                  THROUGH ITS

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

This supplement updates certain information contained in your prospectus. Please read it and keep it with your prospectus for future reference.

Portfolios

Van Kampen Life Investment Trust

Effective August 15, 2006, the Van Kampen Life Investment Trust -- Emerging Growth Portfolio changed its name to the Van Kampen Life Investment Trust -- Strategic Growth Portfolio. All references throughout your prospectus are changed accordingly.

Legg Mason Partners Variable Portfolios I, Inc.

Effective August 1, 2006 the Legg Mason Partners Variable Portfolios I, Inc. -- Legg Mason Partners Variable All Cap Portfolio (the "All Cap Portfolio") has a new adviser. The new adviser for the All Cap Portfolio is Legg Mason Partners Fund Advisor, LLC. All references to Salomon Brothers Asset Management Inc in your prospectus should be replaced accordingly. There is also a new subadviser for the All Cap Portfolio. The new subadviser for the All Cap Portfolio is CAM North America, LLC.

Further, effective August 1, 2006 the Legg Mason Partners Variable Portfolios I, Inc. -- Legg Mason Partners Variable Total Return Portfolio (the "Total Return Portfolio") has a new adviser. The new adviser for the Total Return Portfolio is Legg Mason Partners Fund Advisor, LLC. All references to Salomon Brothers Asset Management Inc in your prospectus should be replaced accordingly. There are also new subadvisers for the Total Return Portfolio. The new subadvisers the Total Return Portfolio are CAM North America, LLC and Western Asset Management Company.

Legg Mason Partners Variable Portfolios II

Effective August 1, 2006 the Legg Mason Partners Variable Portfolios II -- Legg Mason Partners Variable Aggressive Growth Portfolio (the "Aggressive Growth Portfolio") has a new adviser. The new adviser for the Aggressive Growth Portfolio is Legg Mason Partners Fund Advisor, LLC. All references to Salomon Brothers Asset Management Inc in your prospectus should be replaced accordingly. There is also a new subadviser for the Aggressive Growth Portfolio. The new subadviser for the Aggressive Growth Portfolio is CAM North America, LLC.

                       SUPPLEMENT DATED JULY 14, 2006 TO

                       PROSPECTUS DATED MAY 1, 2006 FOR

             FLEXIBLE PREMIUM VARIABLE DEFERRED ANNUITY CONTRACTS

                                   ISSUED BY

                  GENWORTH LIFE AND ANNUITY INSURANCE COMPANY

                                  THROUGH ITS

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

This supplement updates certain information contained in your prospectus. Please read it and keep it with your prospectus for future reference.

Effective July 1, 2006, GE Private Asset Management, Inc. ("GEPAM") changed its name to Genworth Financial Asset Management, Inc. ("GFAM"). All references throughout your prospectus are changed accordingly.

                       SUPPLEMENT DATED JUNE 22, 2006 TO

                       PROSPECTUS DATED MAY 1, 2006 FOR

             FLEXIBLE PREMIUM VARIABLE DEFERRED ANNUITY CONTRACTS

                                   ISSUED BY

                  GENWORTH LIFE AND ANNUITY INSURANCE COMPANY

                                  THROUGH ITS

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

This supplement updates certain information contained in your prospectus. This supplement replaces the supplement dated May 1, 2006 in its entirety. Please read it and keep it with your prospectus for future reference.

Income Payments

The first paragraph of the "Income Payments and the Annuity Commencement Date" provision of the "Income Payments" section of the prospectus is replaced in its entirety with the following:

   The Annuity Commencement Date is the date income payments begin under the contract, provided the Annuitant is still living on that date. The Annuity Commencement Date must be a date at least thirteen months from the date the contract is issued. (If the Guaranteed Income Rider or one of the Payment Protection Rider Options is elected, income payments may begin on a different date under the terms of the rider. See the "Guaranteed Income Rider" and the "Payment Protection Rider Options" sections of this provision.)

   The owner selects the contract's initial Annuity Commencement Date at issue. Thereafter, until income payments begin, the owner may elect to extend the Annuity Commencement Date in one-year increments, so long as the new Annuity Commencement Date is not a date beyond the latest permitted Annuity Commencement Date. The latest Annuity Commencement Date we currently permit may not be a date beyond the younger Annuitant's 90th birthday, unless we consent to a later date. We reserve the right to discontinue to allow the deferral of the Annuity Commencement Date at any time and without prior notice. Any consent for a new Annuity Commencement Date will be provided on a non-discriminatory basis.

   An owner may request to change the Annuity Commencement Date by sending written notice to our Home Office prior to the Annuity Commencement Date then in effect. If you change the Annuity Commencement Date, the Annuity Commencement Date will mean the new Annuity Commencement Date selected, provided such Annuity Commencement Date is not a date beyond the latest permitted Annuity Commencement Date. If income payments have not commenced upon reaching the latest permitted Annuity Commencement Date, we will begin making payments to the named payee. In this circumstance: (i) if the Guaranteed Minimum Withdrawal Benefit Rider applies, income payments will be made in the form of Life Income with a 10 Year Period Certain; (ii) if the Guaranteed Minimum Withdrawal Benefit for Life Rider applies, income payments will be made pursuant to Optional Payment Plan 6, Fixed Income for Life; (iii) if the Guaranteed Income Rider applies, income payments will be made in the form of Life Income with a 10 Year Period Certain; or (iv) if one of the Payment Protection Rider Options applies, income payments will be made in the form of a Life Income. If, however, at the latest permitted Annuity Commencement Date these riders do not apply, income payments will be made in the form of a Life Income with a 10 Year Period Certain.

   An Annuity Commencement Date that occurs or is scheduled to occur at an advanced age (e.g., past age 85) may, in certain circumstances, have adverse income tax consequences. See the "Federal Tax Matters" provision of this prospectus. Contracts issued to qualified retirement plans provide for income payments to start on the date and under the option specified by the plan.

The paragraph titled "Plan 6 -- Fixed Income for Life" in the "Optional Payment Plans" provision of the "Income Payments" section of the prospectus is replaced in its entirety with the following:

   Plan 6 -- Fixed Income for Life. This option provides for us to make monthly payments of a fixed amount for the life of the Annuitant or, if there are Joint Annuitants, the last surviving Annuitant. If the Guaranteed Minimum Withdrawal Benefit for Life Rider has been elected and the contract has reached the latest permitted Annuity Commencement Date, the fixed amount payable annually will be greater than or equal to the most recently calculated Withdrawal Limit. If the last surviving Annuitant dies, no amount will be payable under this option.

Guaranteed Minimum Withdrawal Benefit for Life Rider

The disclosure in the prospectus for the Guaranteed Minimum Withdrawal Benefit for Life Rider, for contracts issued on or after the later of May 1, 2006 or the date on which state insurance authorities approve applicable contract modifications, is revised by replacing the last paragraph (including the two bullets) in the "Withdrawals" subsection with the following:

   Your Contract Value after taking a withdrawal may be less than the amount required to keep your contract in effect. In this event or if your Contract Value becomes zero, your contract and all riders and endorsements, including this rider, will terminate and the following will occur:

       . If the Withdrawal Limit is less than $100, we will pay you the greatest of the Rider Death Benefit, Contract Value and the present value of the Withdrawal Limit in a lump sum calculated using the Annuity 2000 Mortality Table and an interest rate of 3%.

       . If the Withdrawal Limit is greater than $100, we will issue you a supplemental contract. We will continue to pay you the Withdrawal Limit until the last death of an Annuitant. We will make payments monthly or on another periodic basis agreed to by us. If the monthly amount is less than $100, we will reduce the frequency so that the payment will be at least $100. The Rider Death Benefit will continue under the supplemental contract. The Rider Death Benefit will be reduced by each payment made under the supplemental contract. The Rider Death Benefit, if any, will be payable on the last death of an Annuitant.

  Genworth Life & Annuity VA Separate Account 1 (formerly, GE Life & Annuity
                              Separate Account 4)
                                Prospectus For
              Flexible Premium Variable Deferred Annuity Contract
                                Form P1156 9/00

                                  Issued by:
  Genworth Life and Annuity Insurance Company (formerly, GE Life and Annuity
                              Assurance Company)
                                 Home Office:
                            6610 West Broad Street
                           Richmond, Virginia 23230
                           Telephone: (800) 352-9910

--------------------------------------------------------------------------------

This prospectus describes flexible premium variable deferred annuity contracts (the "contracts") for individuals and some qualified and nonqualified retirement plans. Genworth Life and Annuity Insurance Company (formerly, GE Life and Annuity Assurance Company) (the "Company," "we," "us," or "our") issues the contract.

This prospectus gives details about the contract, Genworth Life & Annuity VA Separate Account 1 (formerly, GE Life & Annuity Separate Account 4) (the "Separate Account") and our Guarantee Account that you should know before investing. (The Guarantee Account is not available for contracts issued on or after the later of September 2, 2003, or the date on which state insurance authorities approve applicable contract modifications.) Please read this prospectus carefully before investing and keep it for future reference.

The contract offers you the accumulation of Contract Value and the payment of periodic annuity benefits. We may pay these benefits on a variable or fixed basis.

You may allocate your purchase payments to the Separate Account, the Guarantee Account (if available), or both. Each Subaccount of the Separate Account invests in shares of Portfolios of the Funds listed below:

AIM Variable Insurance Funds:
  AIM V.I. Basic Value Fund -- Series II shares
  AIM V.I. Capital Appreciation Fund -- Series I shares
  AIM V.I. Core Equity Fund -- Series I shares/1/
  AIM V.I. International Growth Fund -- Series II shares

AllianceBernstein Variable Products Series Fund, Inc.:
  AllianceBernstein Global Technology Portfolio --  Class B
  AllianceBernstein Growth and Income Portfolio --Class B
  AllianceBernstein International Value Portfolio --Class B
  AllianceBernstein Large Cap Growth Portfolio --  Class B
  AllianceBernstein Small Cap Growth Portfolio --
    Class B

American Century Variable Portfolios II, Inc.:
  VP Inflation Protection Fund -- Class II

Columbia Funds Variable Insurance Trust I (formerly, Nations Separate Account Trust):
  Columbia Marsico Growth Fund, Variable Series (formerly, Nations Marsico
   Growth Portfolio)
  Columbia Marsico International Opportunities Fund, Variable Series (formerly,
   Nations Marsico International Opportunities Portfolio)

Eaton Vance Variable Trust:
  VT Floating-Rate Income Fund
  VT Worldwide Health Sciences Fund

Evergreen Variable Annuity Trust:
  Evergreen VA Omega Fund -- Class 2
/1/ On May 1, 2006, the AIM V.I. Premier Equity Fund merged into the AIM V.I.
    Core Equity Fund.

FAM Variable Series Funds, Inc.:
  Mercury Basic Value V.I. Fund -- Class III Shares
  Mercury Global Allocation V.I. Fund -- Class III Shares
  Mercury Large Cap Growth V.I. Fund -- Class III Shares
  Mercury Value Opportunities V.I. Fund -- Class III Shares

Federated Insurance Series:
  Federated High Income Bond Fund II* -- Service Shares
  Federated Kaufmann Fund II -- Service Shares

Fidelity(R) Variable Insurance Products Fund:
  VIP Balanced Portfolio -- Service Class 2
  VIP Contrafund(R) Portfolio -- Service Class 2
  VIP Dynamic Capital Appreciation Portfolio -- Service Class 2
  VIP Equity-Income Portfolio -- Service Class 2
  VIP Growth Portfolio -- Service Class 2
  VIP Growth & Income Portfolio -- Service Class 2
  VIP Mid Cap Portfolio -- Service Class 2
  VIP Value Strategies Portfolio -- Service Class 2

Franklin Templeton Variable Insurance Products Trust:
  Franklin Income Securities Fund -- Class 2 Shares
  Mutual Shares Securities Fund -- Class 2 Shares
  Templeton Growth Securities Fund -- Class 2 Shares

GE Investments Funds, Inc.:
  Income Fund
  Mid-Cap Equity Fund
  Money Market Fund
  Premier Growth Equity Fund
  Real Estate Securities Fund
  S&P 500(R) Index Fund
  Small-Cap Equity Fund (formerly, Small-Cap Value Equity Fund)
  Total Return Fund -- Class 1 Shares/1/
  Total Return Fund -- Class 3 Shares/1/
  U.S. Equity Fund
  Value Equity Fund

Janus Aspen Series:
  Balanced Portfolio -- Service Shares
  Forty Portfolio -- Service Shares

Legg Mason Partners Variable Portfolios I, Inc. (formerly, Salomon Brothers Variable Series Funds Inc):
  Legg Mason Partners Variable All Cap Portfolio --Class II (formerly, Salomon
   Brothers Variable All Cap Fund)
  Legg Mason Partners Variable Total Return Portfolio -- Class II (formerly,
   Salomon Brothers Variable Total Return Fund)

Legg Mason Partners Variable Portfolios II (formerly, Greenwich Street Series
Fund):
  Legg Mason Partners Variable Aggressive Growth Fund -- Class II (formerly,
   Salomon Brothers Variable Aggressive Growth Fund)

MFS(R) Variable Insurance Trust:
  MFS(R) Investors Growth Stock Series -- Service Class Shares
  MFS(R) Investors Trust Series -- Service Class Shares
  MFS(R) Total Return Series -- Service Class Shares
  MFS(R) Utilities Series -- Service Class Shares

Oppenheimer Variable Account Funds:
  Oppenheimer Balanced Fund/VA -- Service Shares
  Oppenheimer Capital Appreciation Fund/VA -- Service Shares
  Oppenheimer Global Securities Fund/VA -- Service Shares
  Oppenheimer Main Street Fund/VA -- Service Shares
  Oppenheimer Main Street Small Cap Fund/VA --Service Shares
  Oppenheimer MidCap Fund/VA -- Service Shares (formerly, Oppenheimer
   Aggressive Growth Fund/VA -- Service Shares)

PIMCO Variable Insurance Trust:
  All Asset Portfolio -- Advisor Class Shares
  High Yield Portfolio* -- Administrative Class Shares
  Long-Term U.S. Government Portfolio --Administrative Class Shares
  Low Duration Portfolio -- Administrative Class Shares
  Total Return Portfolio -- Administrative Class Shares
/1/ GE Investments Funds, Inc. recently adopted a multiple class plan for the Total Return Fund that took effect on May 1, 2006. Under the multiple class plan, all shares of the Total Return Fund outstanding on May 1, 2006 were redesignated as Class 1 shares and will remain the investment option for the Subaccount for contracts issued before May 1, 2006. The Subaccount will invest in Class 3 shares, a new share class of the Total Return Fund, for contracts issued on or after May 1, 2006.

The Prudential Series Fund (formerly, The Prudential Series Fund, Inc.):
  Jennison Portfolio -- Class II
  Jennison 20/20 Focus Portfolio -- Class II
  Natural Resources Portfolio -- Class II

Rydex Variable Trust:
  OTC Fund

Van Kampen Life Investment Trust:
  Comstock Portfolio -- Class II Shares
  Emerging Growth Portfolio -- Class II Shares
The following Portfolio is not available for new purchase payments or transfers:

Janus Aspen Series:
  International Growth Portfolio -- Service Shares

The following Portfolios are not available to contracts issued on or after May 1, 2006:

Fidelity(R) Variable Insurance Products Fund:
  VIP Asset Manager/SM/ Portfolio -- Service Class 2

Goldman Sachs Variable Insurance Trust:
  Goldman Sachs Mid Cap Value Fund

MFS(R) Variable Insurance Trust:
  MFS(R) New Discovery Series -- Service Class Shares

* These Portfolios may invest in lower quality debt securities commonly referred to as "junk bonds."

Not all of these Portfolios may be available in all states or in all markets.

The Securities and Exchange Commission ("SEC") has not approved or disapproved these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

Your contract:

   . Is NOT a bank deposit

   . Is NOT FDIC insured

   . Is NOT insured or endorsed by a bank or any federal government agency

   . Is NOT available in every state

   . MAY go down in value

Except for amounts in the Guarantee Account, both the value of a contract before the Annuity Commencement Date and the amount of monthly income afterwards will depend upon the investment performance of the Portfolio(s) you select. You bear the investment risk of investing in the Portfolios.

This product has optional benefits, for an additional charge, available to contract owners. Not all benefits may be available in all states or in all markets. Should you not be able to obtain a certain feature explained in this prospectus through your current representative, please contact our Home Office at the telephone number or address listed below to inquire as to whether a particular optional benefit is available in your state and if so, for a list of firms that will permit such an optional benefit for sale. Please note that some optional benefits may have requirements that differ from or are in addition to the base contract. Before deciding to invest in an optional benefit, you should weigh its costs and benefits with the possibility that, had you not purchased the optional benefit, your Contract Value may have been higher.

These contracts are also offered to customers of various financial institutions and brokerage firms. No financial institution or brokerage firm is responsible for the guarantees under the contracts. Guarantees under the contracts are the sole responsibility of the Company.

In the future, additional underlying mutual fund options managed by certain financial institutions or brokerage firms may be added to the Separate Account. These portfolios may be offered exclusively to purchasing customers of the particular financial institution or brokerage firm.

A Statement of Additional Information, dated May 1, 2006, which contains additional information about the contract has been filed with the SEC and is incorporated by reference into this prospectus. A table of contents for the Statement of Additional Information appears on the last page of this prospectus. If you would like a free copy of the Statement of Additional Information call us at:

                                (800) 352-9910;

                                or write us at:

                            6610 West Broad Street
                           Richmond, Virginia 23230

The Statement of Additional Information and other material incorporated by reference can be found on the SEC's website at:

                                  www.sec.gov

This prospectus does not constitute an offering in any jurisdiction in which such offering may not lawfully be made.

The date of this prospectus is May 1, 2006.

Table of Contents


     Definitions......................................................  8

     Fee Tables....................................................... 11
        Examples...................................................... 17

     Synopsis......................................................... 23

     Condensed Financial Information.................................. 29

     Investment Results............................................... 29

     Financial Statements............................................. 29

     The Company...................................................... 30

     The Separate Account............................................. 31
        The Portfolios................................................ 31
        Subaccounts................................................... 32
        Voting Rights................................................. 43
        Asset Allocation Program...................................... 44

     The Guarantee Account............................................ 52

     Charges and Other Deductions..................................... 54
        Transaction Expenses.......................................... 55
        Deductions from the Separate Account.......................... 57
        Guaranteed Income Rider Charge................................ 57
        Charges for the Guaranteed Minimum Withdrawal Benefit Rider
          Options..................................................... 57
        Charges for the Payment Protection Rider Options.............. 58
        Other Charges................................................. 60

     The Contract..................................................... 63
        Purchase of the Contract...................................... 63
        Ownership..................................................... 64
        Assignment.................................................... 65
        Purchase Payments............................................. 66
        Valuation Day and Valuation Period............................ 67
        Allocation of Purchase Payments............................... 67
        Valuation of Accumulation Units............................... 68

     Transfers........................................................ 69
        Transfers Before the Annuity Commencement Date................ 69
        Transfers from the Guarantee Account to the Subaccounts....... 69
        Transfers from the Subaccounts to the Guarantee Account....... 70
        Transfers Among the Subaccounts............................... 70
        Telephone/Internet Transactions............................... 72
        Confirmation of Transactions.................................. 73
        Special Note on Reliability................................... 73

      Transfers by Third Parties............................................  73
      Special Note on Frequent Transfers....................................  74
      Dollar Cost Averaging Program.........................................  77
      Portfolio Rebalancing Program.........................................  78
      Guarantee Account Interest Sweep Program..............................  79

   Surrenders and Partial Withdrawals.......................................  81
      Surrenders and Partial Withdrawals....................................  81
      Restrictions on Distributions from Certain Contracts..................  82
      Systematic Withdrawal Program.........................................  83
      Guaranteed Minimum Withdrawal Benefit Rider Options...................  84

   The Death Benefit........................................................ 112
      Distribution Provisions Upon Death of Owner or Joint Owner............ 112
      Death Benefit at Death of any Annuitant Before Annuity Commencement
        Date................................................................ 112
      Annual Step-Up Death Benefit Rider Option............................. 114
      5% Rollup Death Benefit Rider Option.................................. 115
      Earnings Protector Death Benefit Rider Option......................... 117
      The Earnings Protector and Greater of Annual Step-Up and 5% Rollup
        Death Benefit Rider Option.......................................... 119
      Termination of Death Benefit Rider Options When Contract Assigned or
        Sold................................................................ 119
      How to Claim Proceeds and/or Death Benefit Payments................... 119
      Distribution Rules When Death Occurs Before Income Payments Begin..... 121
      Distribution Rules When Death Occurs After Income Payments Begin...... 122
      Death Benefit at Death of Any Annuitant Before Annuity Commencement
        Date................................................................ 122
      Basic Death Benefit................................................... 122
      Death Benefit Rider Options........................................... 122
      Optional Death Benefit................................................ 123
      Optional Enhanced Death Benefit....................................... 124
      Optional Guaranteed Minimum Death Benefit............................. 125
      When We Calculate the Death Benefit................................... 126
      Death of an Owner or Joint Owner Before the Annuity Commencement
        Date................................................................ 126
      Death of Owner, Joint Owner, or Annuitant After Income Payments Begin. 129

   Income Payments.......................................................... 130
      Income Payments and the Annuity Commencement Date..................... 130
      Optional Payment Plans................................................ 132
      Variable Income Payments.............................................. 134
      Transfers After the Annuity Commencement Date......................... 135
      Guaranteed Income Rider............................................... 135
      Payment Protection Rider Options...................................... 148

                Federal Tax Matters......................................... 174
                   Introduction............................................. 174
                   Taxation of Non-Qualified Contracts...................... 174
                   Section 1035 Exchanges................................... 179
                   Qualified Retirement Plans............................... 179
                   Federal Income Tax Withholding........................... 185
                   State Income Tax Withholding............................. 185
                   Tax Status of the Company................................ 185
                   Changes in the Law....................................... 185

                Requesting Payments......................................... 186

                Sale of the Contracts....................................... 188

                Additional Information...................................... 191
                   Owner Questions.......................................... 191
                   Return Privilege......................................... 191
                   State Regulation......................................... 191
                   Evidence of Death, Age, Gender or Survival............... 191
                   Records and Reports...................................... 191
                   Other Information........................................ 192
                   Legal Proceedings........................................ 192

                Appendix A -- Examples of the Available Death Benefits...... A-1

                Appendix B -- Condensed Financial Information............... B-1

Table of Contents for Statement of Additional Information

Definitions

                      The following terms are used throughout the prospectus:

                      Accumulation Unit -- An accounting unit of measure we use to calculate the value in the Separate Account before the income payments commence.

                      Annuitant/Joint Annuitant -- The person(s) named in the contract upon whose age and, where appropriate, gender, we determine monthly income benefits.

                      Annuity Commencement Date -- The date on which your income payments will commence, if any Annuitant is living on that date. The Annuity Commencement Date is stated on your contract, unless changed by you in writing in a form acceptable to us.

                      Annuity Unit -- An accounting unit of measure we use to calculate the amount of the second and each subsequent variable income payment.

                      Asset Allocation Model -- A component of the Investment Strategy for the Payment Protection Rider Options and the Guaranteed Minimum Withdrawal Benefit Rider Options.

                      Benefit Date -- For the Guaranteed Minimum Withdrawal Benefit Rider Options, the date that will be the later of the Contract Date and the Valuation Day of the most recent reset.

                      Benefit Year -- For the Guaranteed Minimum Withdrawal Benefit Rider Options, each one year period following the Benefit Date and each anniversary of that date.

                      Code -- The Internal Revenue Code of 1986, as amended.

                      Contract Date -- The date we issue your contract and your contract becomes effective. Your Contract Date is shown in your contract. We use the Contract Date to determine contract years and anniversaries.

                      Contract Value -- The total value of all your Accumulation Units in the Subaccounts and any amounts you hold in the Guarantee Account.

                      Designated Subaccounts -- The Subaccounts available under the Investment Strategy for the Payment Protection Rider Options and the Guaranteed Minimum Withdrawal Benefit Rider Options.

                      Fund -- Any open-end management investment company or any unit investment trust in which the Separate Account invests.

                      General Account -- Assets of the Company other than those allocated to Genworth Life & Annuity VA Separate Account 1 (formerly, GE Life & Annuity Separate Account 4) or any other segregated asset account of the Company.

                      GIS Subaccount -- A division of the Separate Account which invests exclusively in shares of the GE Investments Funds, Inc. -- Total Return Fund. This Subaccount is only available when the Guaranteed Income Rider is elected at the time of application. Purchase payments may not be made directly to the GIS Subaccount. Allocations must be made pursuant to scheduled transfers from other Subaccounts in which you have allocated assets.

                      Gross Withdrawal -- For the Guaranteed Minimum Withdrawal Benefit for Life Rider, an amount withdrawn from Contract Value, including any surrender charge, any taxes withheld and any premium taxes assessed.

                      Guarantee Account -- Part of our General Account that provides a guaranteed interest rate for a specified interest rate guarantee period. This account is not part of and does not depend on the investment performance of the Separate Account. The Guarantee Account is not available for contracts issued on or after the later September 2, 2003, or the date on which state insurance authorities approve applicable contract modifications.

                      Home Office -- Our office at 6610 West Broad Street, Richmond, Virginia 23230.

                      Income Start Date -- For the Guaranteed Income Rider, the date income payments begin from one or more segments pursuant to the terms of the Guaranteed Income Rider. For the Payment Protection Rider, the date income payments begin from one or more Payment Protection Plans pursuant to the terms of the Payment Protection Rider.

                      Income Start Value -- For the Payment Protection Rider, the portion of Contract Value applied to a Payment Protection Plan that provides for monthly income as of the Income Start Date.

                      Investment Strategy -- The Designated Subaccounts and/or Asset Allocation Model required for the Payment Protection Rider Options and the Guaranteed Minimum Withdrawal Benefit Rider Options. The Investment Strategy is required in order to receive the full benefit under the Payment Protection Rider Options or the Guaranteed Minimum Withdrawal Benefit Rider Options.

                      Payment Protection Plan -- A series of variable income payments that are provided pursuant to the terms of the Payment Protection Rider.

                      Portfolio -- A division of a Fund, the assets of which are separated from other Portfolios that may be available in the Fund. Each Portfolio has its own investment objective. Not all Portfolios may be available in all states or markets.

                      Rider Death Benefit -- The death benefit payable under the Guaranteed Minimum Withdrawal Benefit for Life Rider.

                      Separate Account -- Genworth Life & Annuity VA Separate Account 1 (formerly, GE Life & Annuity Separate Account
                      4), a separate investment account we established to receive Subaccount allocations. The Separate Account is divided into Subaccounts, each of which invests in shares of a separate Portfolio.

                      Subaccount -- A division of the Separate Account which invests exclusively in shares of a designated Portfolio. Not all Subaccounts may be available in all states or in all markets. A Subaccount may be referred to as Investment Subdivision in your contract and/or marketing materials.

                      Surrender Value -- The value of your contract as of the date we receive your written request to surrender at our Home Office, less any applicable surrender charge, premium tax and any optional benefit charges.

                      Valuation Day -- Any day that the New York Stock Exchange is open for regular trading, except for days on which a Portfolio does not value its shares.

                      Valuation Period -- The period that starts at the close of regular trading on the New York Stock Exchange on any Valuation Day and ends at the close of regular trading on the next succeeding Valuation Day.

                      Withdrawal Base -- The amount used to establish the Withdrawal Limit for benefits provided under the Guaranteed Minimum Withdrawal Benefit Rider Options.

                      Withdrawal Factor -- The percentage used to establish the Withdrawal Limit for benefits provided under the Guaranteed Minimum Withdrawal Benefit Rider Options.

                      Withdrawal Limit -- The total amount that you may withdraw in a Benefit Year without reducing the benefit provided under the Guaranteed Minimum Withdrawal Benefit Rider Options.

Fee Tables

                      The following tables describe fees and expenses that you will pay when buying, owning or partially withdrawing assets or fully surrendering the contract. The first table describes the fees and expenses that you will pay when you buy the contract, take a partial withdrawal, fully surrender your contract, or transfer assets among the investment options. State premium taxes may also be deducted.

Contract Owner Transaction Expenses
---------------------------------------------------------------------------------------
Surrender Charge (as a percentage of purchase Number of Completed Surrender Charge as a
 payments withdrawn or surrendered)           Years Since We      Percentage of the
                                              Received the        Purchase Payment
                                              Purchase Payment    Withdrawn or
                                                                  Surrendered/1/
                                              -----------------------------------------
                                                       0                   6%
                                                       1                   5%
                                                       2                   4%
                                                       3                   2%
                                                   4 or more               0%
---------------------------------------------------------------------------------------
               Transfer Charge                                $10.00/2/
---------------------------------------------------------------------------------------

                    /1/ You may withdraw an amount equal to the greater of 10%
                        of your total purchase payments or any amount withdrawn to meet minimum distribution requirements under the Code each contract year without a surrender charge. We will deduct amounts surrendered first from purchase payments in the contract and then from any gain earned. A surrender charge is not assessed on any amounts representing gain. The free withdrawal amount is not cumulative from contract year to contract year. The surrender charge will be taken from the amount withdrawn unless otherwise requested.

                        If you purchase the Payment Protection with Commutation Immediate and Deferred Variable Annuity Rider, after the Annuity Commencement Date you may request to terminate your contract and the rider and (assuming the right to cancel period has ended) receive the commuted value of your income payments in a lump sum (the "commutation value"). In calculating the commutation value, we assess a commutation charge. The amount of the commutation charge will be the surrender charge that would otherwise apply under the contract, in accordance with the surrender charge schedule.

                    /2/ We currently do not assess a transfer charge. However, we reserve the right to assess a transfer charge for each transfer among the Subaccounts after the first transfer in the calendar month.

                      The next table describes the fees and expenses that you will pay periodically during the time you own the contract, not including Portfolio fees and expenses.

                      The following charges apply to contracts issued on or after the later of May 1, 2006 or the date on which state insurance authorities approve applicable contract modifications.

      Periodic Charges Other Than Portfolio Expenses
      ----------------------------------------------------------------------------------------------
      Separate Account Annual Expenses
       (as a percentage of your average daily net assets in the Separate Account)
      ----------------------------------------------------------------------------------------------
        Mortality and Expense Risk Charge                                  1.55%
      ----------------------------------------------------------------------------------------------
        Administrative Expense Charge                                      0.15%
      ----------------------------------------------------------------------------------------------
      Optional Benefits/1/
       (as a percentage of your average daily net assets in the Separate Account)
      ----------------------------------------------------------------------------------------------
                                                              Current Charge      Maximum Charge/2/
                                                              --------------------------------------
        Guaranteed Minimum Withdrawal Benefit Rider                0.50%                1.00%
      ----------------------------------------------------------------------------------------------
        Guaranteed Minimum Withdrawal Benefit for Life Rider
            Single Annuitant Contract                              0.60%                2.00%
                                                              --------------------------------------
            Joint Annuitant Contract                               0.75%                2.00%
      ----------------------------------------------------------------------------------------------
        Guaranteed Income Rider                                    0.50%                0.50%
      ----------------------------------------------------------------------------------------------
        Payment Protection Rider                                   0.40%                1.00%
      ----------------------------------------------------------------------------------------------
        Payment Protection with Commutation Immediate and
         Deferred Variable Annuity Rider/3/
            Single Annuitant Contract                              0.50%                1.25%
                                                              --------------------------------------
            Joint Annuitant Contract                               0.65%                1.25%
      ----------------------------------------------------------------------------------------------
      Optional Benefits/4/
       (as a percentage of your Contract Value at the time the charge is taken)/5/
      ----------------------------------------------------------------------------------------------
                                                              Current Charge       Maximum Charge
                                                              --------------------------------------
        Annual Step-Up Death Benefit Rider Option                  0.20%                0.20%
      ----------------------------------------------------------------------------------------------
        5% Rollup Death Benefit Rider Option                       0.30%                0.30%
      ----------------------------------------------------------------------------------------------
        Earnings Protector Death Benefit Rider Option              0.30%                0.30%
      ----------------------------------------------------------------------------------------------
        Earnings Protector and Greater of Annual Step-Up and 5%
         Rollup Death Benefit Rider Option                         0.70%                0.70%
      ----------------------------------------------------------------------------------------------
                                                                  Current              Maximum
                                                              --------------------------------------
      Maximum Total Separate Account Annual Expenses/6/            3.05%                3.70%
      ----------------------------------------------------------------------------------------------

                    /1/ The Guaranteed Income Rider, the Payment Protection
                        Rider, the Payment Protection with Commutation Immediate and Deferred Variable Annuity Rider, the Guaranteed Minimum Withdrawal Benefit Rider and the Guaranteed Minimum Withdrawal Benefit for Life Rider may not be elected together or in any combination. Only one may be elected and must be elected at the time of application. Not all riders may be available in all states or in all markets. We reserve the right to discontinue offering these riders at any time and for any reason.

                    /2/ The maximum charge reflects the charge that the rider
                        is guaranteed never to exceed.

                    /3/ The Payment Protection with Commutation Immediate and
                        Deferred Variable Annuity Rider is available only for contracts issued on or after May 1, 2006 or the date on which state insurance authorities approve applicable contract modifications.

                    /4/ None of the optional death benefit riders are available with the Guaranteed Minimum Withdrawal Benefit for Life Rider.

                    /5/ All charges for the optional death benefit riders are
                        taken in arrears on each contract anniversary and at the time the contract is surrendered.

                    /6/ The Maximum Total Separate Account Annual Expenses for
                        the current charges assume that the owner elects the Earnings Protector and Greater of Annual Step-Up and 5% Rollup Death Benefit Rider Option and the Payment Protection with Commutation Immediate and Deferred Variable Annuity Rider as a Joint Annuitant contract. The Maximum Total Separate Account Annual Expenses for the maximum charges assume that the owner elects the Guaranteed Minimum Withdrawal Benefit for Life Rider as a Joint Annuitant contract. If another combination of optional benefits is elected, or if no optional benefit is elected, the total Separate Account annual expenses would be lower.

                      The next table describes the fees and expenses that you will pay periodically during the time you own the contract, not including Portfolio fees and expenses.

                      The following charges apply to contracts issued on or after the later of April 29, 2005 or the date on which state insurance authorities approve applicable contract modifications, but prior to May 1, 2006, or prior to the date on which state insurance authorities approve applicable contract modifications.

Periodic Charges Other Than Portfolio Expenses
---------------------------------------------------------------------------------------------
Separate Account Annual Expenses
 (as a percentage of your average daily net assets in the Separate Account)
---------------------------------------------------------------------------------------------
  Mortality and Expense Risk Charge                                      1.55%
---------------------------------------------------------------------------------------------
  Administrative Expense Charge                                          0.15%
---------------------------------------------------------------------------------------------
Optional Benefits/1/
 (as a percentage of your average daily net assets in the Separate Account)
---------------------------------------------------------------------------------------------
                                                           Current Charge  Maximum Charge/2/
                                                           ----------------------------------
  Guaranteed Minimum Withdrawal Benefit Rider                   0.50%            1.00%
---------------------------------------------------------------------------------------------
  Guaranteed Minimum Withdrawal Benefit for Life Rider          0.60%            2.00%
---------------------------------------------------------------------------------------------
  Guaranteed Income Rider                                       0.50%            0.50%
---------------------------------------------------------------------------------------------
  Payment Protection Rider                                      0.40%            1.00%
---------------------------------------------------------------------------------------------
Optional Benefits/3/
 (as a percentage of your Contract Value at the time the charge is taken)/4/
---------------------------------------------------------------------------------------------
                                                           Current Charge     Maximum Charge
                                                           ----------------------------------
  Annual Step-Up Death Benefit Rider Option                     0.20%            0.20%
---------------------------------------------------------------------------------------------
  5% Rollup Death Benefit Rider Option                          0.30%            0.30%
---------------------------------------------------------------------------------------------
  Earnings Protector Death Benefit Rider Option                 0.30%            0.30%
---------------------------------------------------------------------------------------------
  Earnings Protector and Greater of Annual Step-Up and 5%
   Rollup Death Benefit Rider Option                            0.70%            0.70%
---------------------------------------------------------------------------------------------
                                                               Current          Maximum
                                                           ----------------------------------
Maximum Total Separate Account Annual Expenses/5/               2.90%            4.20%
---------------------------------------------------------------------------------------------

                    /1/ The Guaranteed Income Rider, the Payment Protection
                        Rider, the Guaranteed Minimum Withdrawal Benefit Rider and the Guaranteed Minimum Withdrawal Benefit for Life Rider may not be elected together or in any combination. Only one may be elected and must be elected at the time of application. Not all riders may be available in all states or in all markets. We reserve the right to discontinue offering these riders at any time and for any reason.

                    /2/ The maximum charge reflects the charge that the rider
                        is guaranteed never to exceed.

                    /3/ The 5% Rollup Death Benefit Rider Option and the
                        Earnings Protector and Greater of Annual Step-Up and 5% Rollup Death Benefit Rider Option are not available with the Guaranteed Minimum Withdrawal Benefit for Life Rider.

                    /4/ All charges for the optional death benefit riders are
                        taken in arrears on each contract anniversary and at the time the contract is surrendered.

                    /5/ The Maximum Total Separate Account Annual Expenses for
                        the current charges assume that the owner elects the Earnings Protector and Greater of Annual Step-Up and 5% Rollup Death Benefit Rider Option and either the Guaranteed Minimum Withdrawal Benefit Rider or the Guaranteed Income Rider. The Maximum Total Separate Account Annual Expenses for the maximum charges assume that the owner elects the Annual Step-Up Death Benefit Rider for Life Option, the Earnings Protector Death Benefit Rider Option and the Guaranteed Minimum Withdrawal Benefit Rider. If another combination of optional benefits is elected, or if no optional benefit is elected, the total Separate Account annual expenses would be lower.

                      The following charges apply to contracts issued on or after the later of May 1, 2003 or the date on which state insurance authorities approve applicable contract modifications, but prior to April 29, 2005, or prior to the date on which state insurance authorities approve applicable contract modifications.

Periodic Charges Other Than Portfolio Expenses
---------------------------------------------------------------------------------------------
Separate Account Annual Expenses
 (as a percentage of your average daily net assets in the Separate Account)
---------------------------------------------------------------------------------------------
  Mortality and Expense Risk Charge                                      1.55%
---------------------------------------------------------------------------------------------
  Administrative Expense Charge                                          0.15%
---------------------------------------------------------------------------------------------
Optional Benefits/1/
 (as a percentage of your average daily net assets in the Separate Account)
---------------------------------------------------------------------------------------------
                                                           Current Charge  Maximum Charge/2/
                                                           ----------------------------------
  Guaranteed Minimum Withdrawal Benefit Rider                   0.50%            1.00%
---------------------------------------------------------------------------------------------
  Guaranteed Income Rider                                       0.40%            0.50%
---------------------------------------------------------------------------------------------
  Payment Protection Rider                                      0.40%            1.00%
---------------------------------------------------------------------------------------------
Optional Benefits
 (as a percentage of your Contract Value at the time the charge is taken)/3/
---------------------------------------------------------------------------------------------
                                                           Current Charge     Maximum Charge
                                                           ----------------------------------
  Annual Step-Up Death Benefit Rider Option                     0.20%            0.20%
---------------------------------------------------------------------------------------------
  5% Rollup Death Benefit Rider Option                          0.30%            0.30%
---------------------------------------------------------------------------------------------
  Earnings Protector Death Benefit Rider Option                 0.30%            0.30%
---------------------------------------------------------------------------------------------
  Earnings Protector and Greater of Annual Step-Up and 5%
   Rollup Death Benefit Rider Option                            0.70%            0.70%
---------------------------------------------------------------------------------------------
                                                               Current          Maximum
                                                           ----------------------------------
Maximum Total Separate Account Annual Expenses/4/               2.90%            3.40%
---------------------------------------------------------------------------------------------

                    /1/ The Guaranteed Income Rider, the Payment Protection
                        Rider and the Guaranteed Minimum Withdrawal Benefit Rider may not be elected together or in any combination. Only one may be elected and must be elected at the time of application. Not all riders may be available in all states or in all markets. We reserve the right to discontinue offering these riders at any time and for any reason.

                    /2/ The maximum charge reflects the charge that the rider
                        is guaranteed never to exceed.

                    /3/ All charges for the optional benefits are taken in
                        arrears on each contract anniversary and at the time the contract is surrendered.

                    /4/ The Maximum Total Separate Account Annual Expenses for
                        the current charges assume that the owner elected the Earnings Protector and Greater of Annual Step-Up and 5% Rollup Death Benefit Rider Option and the Guaranteed Minimum Withdrawal Benefit Rider. The Maximum Total Separate Account Annual Expenses for the maximum charges assume that the owner elects the Earnings Protector and Greater of Annual Step-Up and 5% Rollup Death Benefit Rider Option and either the Guaranteed Minimum Withdrawal Benefit Rider or the Payment Protection Rider. If another combination of optional benefits was elected, or if no optional benefit was elected, the total Separate Account annual expenses would be lower.

                      The following charges apply to contracts issued prior to May 1, 2003 or prior to the date on which state insurance authorities approve applicable contract modifications.

Periodic Charges Other Than Portfolio Expenses
------------------------------------------------------------------------------------
Separate Account Annual Expenses
 (as a percentage of your average daily net assets in the Separate Account)
------------------------------------------------------------------------------------
  Mortality and Expense Risk Charge                                            1.55%
------------------------------------------------------------------------------------
  Administrative Expense Charge                                                0.15%
------------------------------------------------------------------------------------

Optional Benefits/1/
------------------------------------------------------------------------------------
  Optional Death Benefit Charge                                             0.10%/2/
------------------------------------------------------------------------------------
  Optional Enhanced Death Benefit Charge                                    0.20%/3/
------------------------------------------------------------------------------------
  Optional Guaranteed Minimum Death Benefit Charge                          0.25%/4/
------------------------------------------------------------------------------------
Maximum Total Separate Account Annual Expenses                              2.25%/5/
------------------------------------------------------------------------------------

                    /1/ All charges for the optional benefits are taken in
                        arrears on each contract anniversary and at the time the contract is surrendered.

                    /2/ This charge is a percentage of the Contract Value at
                        the time the charge is taken. This may be referred to as the "Annual Step-Up Death Benefit" in our marketing materials.

                    /3/ This charge is a percentage of your prior contract
                        years average Contract Value. This may be referred to as the "Earnings Protector(R)" in our marketing materials.

                    /4/ This charge is a percentage of the Contract Value at
                        the time the charge is taken.

                    /5/ The Maximum Total Separate Account Annual Expenses
                        assume that the owner elected all available death benefit rider options at the time of application. If the owner did not elect all the death benefit rider options, or did not elect any death benefit rider option, the total Separate Account annual expenses would be lower.

                      For information concerning compensation paid for the sale of the contract, see the "Sale of the Contracts" provision of the prospectus.

                      The next item shows the minimum and maximum total annual operating expenses charged by the Portfolios that you may pay periodically during the time that you own the contract. These are expenses that are deducted from Portfolio assets, which may include management fees, distribution and/or service (12b-1) fees, and other expenses. More detail concerning each Portfolio's fees and expenses appears in the prospectus for each Portfolio.

           Annual Portfolio Expenses/1/              Minimum Maximum
           ---------------------------------------------------------
           Total Annual Portfolio Operating Expenses
            (before fee waivers or reimbursements)    0.40%   2.51%
           ---------------------------------------------------------

                    /1/ Expenses are shown as a percentage of Portfolio average daily net assets as of December 31, 2005. The range of expenses above does not show the effect of any fee waiver or expense reimbursement arrangements. The advisers and/or other service providers of certain Portfolios have agreed to waive their fees and/or reimburse the Portfolios' expenses in order to keep the Portfolios' expenses below specified limits. In some cases, these expense limitations are contractual. In other cases, these expense limitations are voluntary and may be terminated at any time. The minimum and maximum Total Annual Portfolio Operating Expenses for all the Portfolios after all fee waivers and expense reimbursements are 0.40% and 1.75%, respectively. Please see the prospectus for each Portfolio for information regarding the expenses for each Portfolio, including fee reduction and/or expense reimbursement arrangements, if applicable.

EXAMPLES
                      For contracts issued on or after the later of May 1, 2006 or the date on which state insurance authorities approve applicable contract modifications, the following Examples apply:

                      These Examples are intended to help you compare the costs of investing in the contract with the costs of investing in other variable annuity contracts. These costs include contract owner transaction expenses, contract and optional rider charges, and Portfolio fees and expenses.

                      The Examples show the dollar amount of expenses you would bear directly or indirectly if you:

                         . invested $10,000 in the contract for the time
                           periods indicated;

                         . earned a 5% annual return on your investment;

                         . elected the Guaranteed Minimum Withdrawal Benefit
                           for Life Rider; and

                         . surrendered your contract at the end of the stated
                           period.

                      Each Example assumes that the maximum fees and expenses of any of the Portfolios are charged. Your actual expenses may be higher or lower than those shown below. The Example does not include any taxes or tax penalties that may be assessed upon surrender of the contract.

                                                 1 Year 3 Years 5 Years 10 Years
                                                 ------ ------- ------- --------
                     Costs Based on Maximum
                       Annual Portfolio Expenses $1,157 $2,189  $3,012   $5,847

                      The next Example uses the same assumptions as the prior Example, except that it assumes you decide to annuitize your contract or that you decide not to surrender your contract at the end of the stated time period.

                                                 1 Year 3 Years 5 Years 10 Years
                                                 ------ ------- ------- --------
                     Costs Based on Maximum
                       Annual Portfolio Expenses  $617  $1,829  $3,012   $5,847

                      Please remember that you are looking at Examples and not a representation of past or future expenses. Your rate of return may be higher or lower than 5%, which is not guaranteed. The Examples do not assume that any Portfolio expense waivers or fee reimbursement arrangements are in effect for the periods presented. The above Examples assume:

                         . Separate Account charges of 1.70% (deducted daily at
                           an effective annual rate of the assets in the Separate Account); and

                         . a maximum charge of 2.00% for the Guaranteed Minimum
                           Withdrawal Benefit for Life Rider (deducted daily at an effective annual rate of the assets in the Separate Account).

                      If the optional rider is not elected, the expense figures shown above would be lower.


                      For contracts issued on or after the later of April 29, 2005 or the date on which state insurance authorities approve applicable contract modifications, but prior to May 1, 2006, or prior to the date on which state insurance authorities approve applicable contract modifications, the following Examples apply:

                      These Examples are intended to help you compare the costs of investing in the contract with the costs of investing in other variable annuity contracts. These costs include contract owner transaction expenses, contract and optional rider charges, and Portfolio fees and expenses.

                      The Examples show the dollar amount of expenses you would bear directly or indirectly if you:

                         . invested $10,000 in the contract for the time
                           periods indicated;

                         . earned a 5% annual return on your investment;

                         . elected the Guaranteed Minimum Withdrawal Benefit
                           for Life Rider;

                         . elected the Annual Step-Up Death Benefit Rider
                           Option and Earnings Protector Death Benefit Rider Option; and

                         . surrendered your contract at the end of the stated
                           period.

                      Each Example assumes that the maximum fees and expenses of any of the Portfolios are charged. Your actual expenses may be higher or lower than those shown below. The Example does not include any taxes or tax penalties that may be assessed upon surrender of the contract.

                                                 1 Year 3 Years 5 Years 10 Years
                                                 ------ ------- ------- --------
                     Costs Based on Maximum
                       Annual Portfolio Expenses $1,207 $2,329  $3,228   $6,191

                      The next Example uses the same assumptions as the prior Example, except that it assumes you decide to annuitize your contract or that you decide not to surrender your contract at the end of the stated time period.

                                                 1 Year 3 Years 5 Years 10 Years
                                                 ------ ------- ------- --------
                     Costs Based on Maximum
                       Annual Portfolio Expenses  $667  $1,969  $3,228   $6,191

                      Please remember that you are looking at Examples and not a representation of past or future expenses. Your rate of return may be higher or lower than 5%, which is not guaranteed. The Examples do not assume that any Portfolio expense waivers or fee reimbursement arrangements are in effect for the periods presented. The above Examples assume:

                         . Separate Account charges of 1.70% (deducted daily at
                           an effective annual rate of the assets in the Separate Account);

                         . a maximum charge of 2.00% for the Guaranteed Minimum
                           Withdrawal Benefit for Life Rider (deducted daily at an effective annual rate of the assets in the Separate Account);

                         . a charge of 0.20% for the Annual Step-Up Death
                           Benefit Rider Option (an annual rate as a percentage of Contract Value); and

                         . a charge of 0.30% for the Earnings Protector Death
                           Benefit Rider Option (an annual rate as a percentage of the Contract Value).

                      If the optional riders are not elected, the expense figures shown above would be lower.

                      For contracts issued on or after the later of May 1, 2003 or the date on which state insurance authorities approve applicable contract modifications, but prior to April 29, 2005, or prior to the date on which state insurance authorities approve applicable contract modifications, the following Examples apply:

                      These Examples are intended to help you compare the costs of investing in the contract with the costs of investing in other variable annuity contracts. These costs include contract owner transaction expenses, contract and optional rider charges, and Portfolio fees and expenses.

                      The Examples show the dollar amount of expenses you would bear directly or indirectly if you:

                         . invested $10,000 in the contract for the time
                           periods indicated;

                         . earned a 5% annual return on your investment;

                         . elected the Guaranteed Minimum Withdrawal Benefit
                           Rider or the Payment Protection Rider;

                         . elected the Earnings Protector and Greater of Annual
                           Step-Up and 5% Rollup Death Benefit Rider Option; and

                         . surrendered your contract at the end of the stated
                           period.

                      Each Example assumes that the maximum fees and expenses of any of the Portfolios are charged. Your actual expenses may be higher or lower than those shown below. The Example does not include any taxes or tax penalties that may be assessed upon surrender of the contract.

                                                 1 Year 3 Years 5 Years 10 Years
                                                 ------ ------- ------- --------
                     Costs Based on Maximum
                       Annual Portfolio Expenses $1,130 $2,119  $2,906   $5,683

                      The next Example uses the same assumptions as the prior Example, except that it assumes you decide to annuitize your contract or that you decide not to surrender your contract at the end of the stated time period.

                                                 1 Year 3 Years 5 Years 10 Years
                                                 ------ ------- ------- --------
                     Costs Based on Maximum
                       Annual Portfolio Expenses  $590  $1,759  $2,906   $5,683

                      Please remember that you are looking at Examples and not a representation of past or future expenses. Your rate of return may be higher or lower than 5%, which is not guaranteed. The Examples do not assume that any Portfolio expense waivers or fee reimbursement arrangements are in effect for the periods presented. The above Examples assume:

                         . Separate Account charges of 1.70% (deducted daily at
                           an effective annual rate of the assets in the Separate Account);

                         . a charge of 1.00% for the Guaranteed Minimum
                           Withdrawal Benefit Rider or the Payment Protection Rider (deducted daily at an effective annual rate of the assets in the Separate Account); and

                         . a charge of 0.70% for the Earnings Protector and
                           Greater of Annual Step-Up and 5% Rollup Death Benefit Rider Option (an annual rate as a percentage of the Contract Value).

                      If one or both of the optional riders are not elected, the expense figures shown above would be lower.

                      For contracts issued prior to May 1, 2003 or prior to the date on which state insurance authorities approve applicable contract modifications, the following Examples apply:

                      These Examples are intended to help you compare the costs of investing in the contract with the costs of investing in other variable annuity contracts. These costs include contract owner transaction expenses, contract and optional rider charges, and Portfolio fees and expenses.

                      The Examples show the dollar amount of expenses you would bear directly or indirectly if you:

                         . invested $10,000 in the contract for the time
                           periods indicated;

                         . earned a 5% annual return on your investment;

                         . elected the Optional Death Benefit, the Optional
                           Enhanced Death Benefit and the Optional Guaranteed Minimum Death Benefit riders; and

                         . surrendered your contract at the end of the stated
                           period.

                      Each Example assumes that the maximum fees and expenses of any of the Portfolios are charged. Your actual expenses may be higher or lower than those shown below. The Example does not include any taxes or tax penalties that may be assessed upon surrender of the contract.

                                                 1 Year 3 Years 5 Years 10 Years
                                                 ------ ------- ------- --------
                     Costs Based on Maximum
                       Annual Portfolio Expenses $1,018 $1,800  $2,406   $4,843

                      The next Example uses the same assumptions as the prior Example, except that it assumes you decide to annuitize your contract or that you decide not to surrender your contract at the end of the stated time period.

                                                 1 Year 3 Years 5 Years 10 Years
                                                 ------ ------- ------- --------
                     Costs Based on Maximum
                       Annual Portfolio Expenses  $478  $1,440  $2,406   $4,843

                      Please remember that you are looking at Examples and not a representation of past or future expenses. Your rate of return may be higher or lower than 5%, which is not guaranteed. The Examples do not assume that any Portfolio expense waivers or fee reimbursement arrangements are in effect for the periods presented. The above Examples assume:

                         . Separate Account charges of 1.70% (deducted daily at
                           an effective annual rate of the assets in the Separate Account);

                         . a charge of 0.10% for the Optional Death Benefit (an
                           annual rate as a percentage of the Contract Value);

                         . a charge of 0.20% for the Optional Enhanced Death
                           Benefit (an annual rate as a percentage of the Contract Value at the time the charge is taken); and

                         . a charge of 0.25% for the Optional Guaranteed
                           Minimum Death Benefit (an annual rate as a percentage of your prior contract year's average Contract Value).

                      If one or all of the optional death benefit riders are not elected, the expense figures shown above would be lower.

Synopsis

                      What type of contract am I buying? The contract is an individual flexible premium variable deferred annuity contract. We may issue it as a contract qualified ("Qualified Contract") under the Code, or as a contract that is not qualified under the Code ("Non-Qualified Contract"). Because this contract may be used with certain tax qualified retirement plans that offer their own tax deferral benefit, you should consider purchasing the contract for a reason other than tax deferral if you are purchasing this contract as a Qualified Contract. This prospectus only provides disclosure about the contract. Certain features described in this prospectus may vary from your contract. See "The Contract" provision of this prospectus.

                      How does the contract work? Once we approve your application, we will issue a contract to you. During the accumulation period, you can use your purchase payments to buy Accumulation Units in the Separate Account, and for contracts issued prior to September 2, 2003, or prior to the date on which state insurance authorities approve applicable contract modifications, you may purchase interest in the Guarantee Account. Should you decide to receive income payments (annuitize your contract or a portion thereof), we will convert all or a portion of the contract being annuitized from Accumulation Units to Annuity Units. You can choose fixed or variable income payments, unless you are taking income payments from the GIS Subaccount(s) pursuant to the election of the Guaranteed Income Rider or you are taking income payments pursuant to the election of one of the Payment Protection Rider Options. All income payments made from the GIS Subaccount(s) will be made in accordance with the terms of the Guaranteed Income Rider. All income payments made from a Payment Protection Rider Option will be made in accordance with the terms of the applicable Payment Protection Rider Option. If you choose variable income payments, we will base each periodic income payment upon the number of Annuity Units to which you became entitled at the time you decide to annuitize and on the value of each unit on the date the payment is determined. See "The Contract," the "Income Payments -- Guaranteed Income Rider," and the "Income Payments -- Payment Protection Rider Options" provisions of this prospectus. If only a portion of the contract is being annuitized, monthly income payments will be taxed as partial withdrawals, rather than income payments. See the "Tax Treatment of Guaranteed Income Rider" and "Tax Treatment of Payment Protection Rider" provisions of this prospectus.

                      What is the Separate Account? The Separate Account is a segregated asset account established under Virginia insurance law, and registered with the SEC as a unit investment trust. We allocate the assets of the Separate Account to one or more Subaccounts in accordance with your instructions. We do not charge the assets in the Separate Account with liabilities arising out of any other business we may conduct.

                      Amounts you allocate to the Separate Account will reflect the investment performance of the Portfolios you select. You bear the risk of investment gain or loss with respect to amounts allocated to the Separate Account. See "The Separate Account" provision of this prospectus.

                      What are my variable investment choices? Through its Subaccounts, the Separate Account uses your purchase payments to purchase shares, at your direction, in one or more Portfolios. In turn, each Portfolio holds securities consistent with its own particular investment objective. See "The Separate Account" provision of this prospectus.

                      What is the Guarantee Account? For contracts issued prior to September 2, 2003, or prior to the date on which state insurance authorities approve applicable contract modifications, we offer fixed investment choices through our Guarantee Account. The Guarantee Account is part of our General Account and pays interest at declared rates we guarantee for selected periods of time. We also guarantee the principal, after any deductions of applicable contract charges. Since the Guarantee Account is part of the General Account, we assume the risk of investment gain or loss on amounts allocated to it.

                      The Guarantee Account is not part of and does not depend on the investment performance of the Separate Account. For contracts issued prior to September 2, 2003, or prior to the date on which state insurance authorities approve applicable contract modifications, you may transfer assets between the Guarantee Account and the Separate Account subject to certain restrictions. The Guarantee Account may not be available in all states or in all markets. See "The Guarantee Account" and the "Transfers" provisions of this prospectus.

                      What charges are associated with this contract? Should you take a partial withdrawal or totally surrender your contract before your purchase payments have been in your contract for four years, we will assess a surrender charge ranging from 0% to 6%, depending upon how many full years those payments have been in the contract. You may partially withdraw up to the greater of 10% of purchase payments or any amount withdrawn to meet minimum distribution requirements under the Code each contract year without being assessed a surrender charge. We will deduct amounts surrendered first from any purchase payments made and then from any gain in the contract. We do not assess a surrender charge on any amounts withdrawn that represent gain. We may also waive the surrender charge under certain conditions. See the "Surrender Charge" provision in this prospectus.

                      We assess annual contract charges in the aggregate at an effective annual rate of 1.70% against the daily net asset value of the Separate Account. These charges consist of a mortality and expense risk charge of 1.55% and an administrative expense charge of 0.15%. We also charge for the optional riders. For a complete discussion of all charges associated with the contract, see the "Charges and Other Deductions" provision of this prospectus.

                      If your state assesses a premium tax with respect to your contract, then at the time your contract incurs the tax (or at such other time as we may choose), we will deduct those amounts from purchase payments or your Contract Value, as applicable. See the "Charges and Other Deductions" and "Deductions for Premium Taxes" provisions of this prospectus.

                      There are expenses associated with the Portfolios. These include management fees and other expenses associated with the daily operation of each Portfolio, as well as 12b-1 fees and/or service share fees, if applicable. See the "Fee Tables" section in this prospectus. Portfolio expenses are more fully described in the prospectus for each Portfolio.

                      We pay compensation to broker-dealers who distribute the contracts. For a discussion of this compensation, see the "Sale of the Contracts" provision of this prospectus.

                      We also offer other variable annuity contracts through the Separate Account which also invest in the same Portfolios (or many of the same) offered under the contract. These contracts have different charges that could affect the value of the Subaccounts and may offer different benefits more suitable to your needs. To obtain more information about these contracts, including a prospectus, contact your registered representative or call (800) 352-9910.

                      How much must I pay and how often? Subject to certain minimum and maximum payments, the amount and frequency of purchase payments are flexible. See "The
                      Contract -- Purchase Payments" provision of this prospectus.

                      How will my income payments be calculated? We will pay you a monthly income beginning on the Annuity Commencement Date (or the earlier of the Income Start Date and the Annuity Commencement Date if the Guaranteed Income Rider or Payment Protection Rider is elected at the time of application), provided any Annuitant is still living on that date. You may also decide to take income payments under one of the Optional Payment Plans. We will base your initial payment on the Contract Value and other factors. See the "Income Payments" provision of this prospectus.

                      What happens if I die before the Annuity Commencement
                      Date?   Before the Annuity Commencement Date, if an
                      owner, joint owner, or Annuitant dies while the contract is in force, we will treat the designated beneficiary as the sole owner of the contract, subject to certain distribution rules. We may pay a death benefit to the designated beneficiary. See "The Death Benefit" provision of this prospectus.

                      May I transfer assets among Subaccounts and to and from the Guarantee Account? You may transfer assets among the Subaccounts and, if your contract is issued prior to September 2, 2003, or prior to the date on which state insurance authorities approve applicable contract modifications, you may transfer assets to and from the Guarantee Account. However, there are limitations imposed by your contract on both the number of transfers that may be made per calendar year, as well as limitations on transfer rights.

                      For transfers among the Subaccounts and transfers to the Subaccounts from the Guarantee Account, the minimum transfer amount is currently $100 or the entire balance in the Subaccount if the transfer will leave a balance of less than $100. See the "Transfers," "Income
                      Payments -- Transfers After the Annuity Commencement Date," "Income Payments -- Guaranteed Income Rider," and "The Guarantee Account" provisions of this prospectus. In addition, if you elect one of the Payment Protection Rider Options or one of the Guaranteed Minimum Withdrawal Benefit Rider Options, the benefits you receive under those riders may be reduced if, after a transfer, your assets are not allocated in accordance with the Investment Strategy as outlined in your rider. See the "Surrenders and Partial Withdrawals -- Guaranteed Minimum Withdrawal Benefit Rider Options" and "Income
                      Payments -- Payment Protection Rider Options" provisions of this prospectus.

                      May I surrender the contract or take partial withdrawals? Yes, subject to contract requirements and restrictions imposed under certain retirement plans.

                      If you surrender the contract or take a partial withdrawal, we may assess a surrender charge as discussed above. In addition, you may be subject to income tax and, if you are younger than age 59 1/2 at the time of the surrender or partial withdrawal, a 10% IRS penalty tax. A surrender or a partial withdrawal may also be subject to tax withholding. See the "Federal Tax Matters" provision in this prospectus. A partial withdrawal may reduce the death benefit by the proportion that the partial withdrawal (including any applicable surrender charge and premium tax) reduces your Contract Value. See "The Death Benefit" provision. In addition, if you elect the Guaranteed Income Rider and you take a withdrawal from the GIS Subaccount(s), you will lose your right to make any additional scheduled transfers to that segment and your guaranteed income floor will be adjusted to reflect the withdrawal made. See the "Income

                      Payments -- Guaranteed Income Rider" provision in this prospectus. If you elect one of the Guaranteed Minimum Withdrawal Benefit Rider Options or one of the Payment Protection Rider Options, partial withdrawals may affect the benefit you receive under that rider. See the "Surrenders and Partial Withdrawals -- Guaranteed Minimum Withdrawal Benefit Rider Options" and "Income
                      Payments -- Payment Protection Rider Options" provisions of this prospectus.

                      Do I get a free look at this contract? Yes. You have the right to return the contract to us at our Home Office at the address listed on page 1 of this prospectus, and have us cancel the contract within a certain number of days (usually 10 days from the date you receive the contract, but some states require different periods).

                      If you exercise this right, we will cancel the contract as of the Valuation Day we receive your request and send you a refund equal to your Contract Value plus any charges we have deducted from purchase payments prior to the allocation to the Separate Account (and excluding any charges the Portfolios may have deducted) on or before the Valuation Day we received the returned contract. Or, if required by the law of your state, we will refund your purchase payments (less any withdrawals previously taken). See the "Return Privilege" provision of this prospectus for more information.

                      When are my allocations effective when purchasing this contract? Within two business days after we have received all of the information necessary to process your purchase order, we will allocate your initial purchase payment directly to the Subaccounts that correspond to the Portfolios you choose and, for those contracts issued prior to September 2, 2003, or prior to the date state insurance authorities approve applicable contract modifications, we will allocate your initial purchase payment directly to the Guarantee Account if you so elect on your application. For contract owners that have elected one of the Payment Protection Rider Options or one of the Guaranteed Minimum Withdrawal Benefit Rider Options, all purchase payments must be allocated in accordance with the Investment Strategy as outlined in each rider in order to receive the full benefit provided by the rider. For contract owners that have elected the Guaranteed Income Rider, purchase payments may not be allocated directly to the GIS Subaccount(s), but must be made pursuant to scheduled transfers from all other Subaccounts in which you have allocated assets. See "The Contract -- Allocation of Purchase Payments," the "Surrenders and Partial Withdrawals -- Guaranteed Minimum Withdrawal Benefit Rider Options," the "Income
                      Payments -- Guaranteed Income Rider," and the "Income Payments -- Payment Protection Rider Options" provisions of this prospectus.

                      What are the Federal tax implications of my investment in the contract? Generally, all investment earnings under the contract are tax-deferred until withdrawn or until income payments begin. A distribution from the contract, which includes a full surrender or partial withdrawal or payment of a death benefit, will generally result in taxable income if there has been an increase in the Contract Value. In certain circumstances, a 10% penalty tax may also apply. All amounts includable in income with respect to the contract are taxed as ordinary income; no amounts are taxed at the special lower rates applicable to long term capital gains and corporate dividends. See the "Federal Tax Matters" provision of this prospectus.

Condensed Financial Information

                      The value of an Accumulation Unit is determined on the basis of changes in the per share value of the Portfolios and the assessment of Separate Account charges which may vary from contract to contract. Please refer to the Statement of Additional Information for more information on the calculation of Accumulation Unit values.

                      Please see Appendix B for this information.

Investment Results

                      At times, the Separate Account may compare its investment results to various unmanaged indices or other variable annuities in reports to beneficial shareholders, sales literature and advertisements. We will calculate the results on a total return basis for various periods, with annual contract charges and with or without surrender charges. Results calculated without surrender charges will be higher.

                      Total returns assume an initial investment of $1,000 and include the reinvestment of distributions of the Portfolios, the Portfolios' charges and expenses (including 12b-1 or service share fees), and charges associated with the contract, including the mortality and expense risk charge, the administrative expense charge, and the charges for any optional riders. Premium taxes are not reflected in any of the calculations, but may apply. See the Statement of Additional Information for more information.

Financial Statements

                      The consolidated financial statements for the Company and its subsidiary and the financial statements for the Separate Account are located in the Statement of Additional Information. If you would like a free copy of the Statement of Additional Information, call (800) 352-9910 or write to our Home Office at the address listed on page 1 of this prospectus. In addition, the Statement of Additional Information is available on the SEC's website at http://www.sec.gov.

The Company

                      We are a stock life insurance company operating under a charter granted by the Commonwealth of Virginia on March 21, 1871. We principally offer life insurance policies and annuity contracts. We do business in 49 states and the District of Columbia. Our principal offices are located at 6610 West Broad Street, Richmond, Virginia 23230. We are obligated to pay all amounts promised under the contract.

                      Capital Brokerage Corporation serves as principal underwriter for the contracts and is a broker/dealer registered with the SEC. GNA Corporation directly owns the stock of Capital Brokerage Corporation and the Company. GNA Corporation is directly owned by Genworth Financial, Inc., a public company.

                      We are a member of the Insurance Marketplace Standards Association ("IMSA"). We may use the IMSA membership logo and language in its advertisements, as outlined in IMSA's Marketing and Graphics Guidelines. Companies that belong to IMSA subscribe to a set of ethical standards covering the various aspects of sales and service for individually sold life insurance and annuities.

The Separate Account

                      We established the Separate Account as a separate investment account on August 19, 1987. The Separate Account may invest in mutual funds, unit investment trusts, managed separate accounts, and other portfolios. We use the Separate Account to support the contracts as well as for other purposes permitted by law.

                      Currently, there are multiple Subaccounts of the Separate Account available under the contracts. Each Subaccount invests exclusively in shares representing an interest in a separate corresponding Portfolio of the Funds.

                      The assets of the Separate Account belong to us. Nonetheless, we do not charge the assets in the Separate Account attributable to the contracts with liabilities arising out of any other business which we may conduct. The assets of the Separate Account will, however, be available to cover the liabilities of our General Account to the extent that the assets of the Separate Account exceed its liabilities arising under the contracts supported by it. Income and both realized and unrealized gains or losses from the assets of the Separate Account are credited to or charged against the Separate Account without regard to the income, gains, or losses arising out of any other business we may conduct.

                      We registered the Separate Account with the SEC as a unit investment trust under the Investment Company Act of 1940 ("1940 Act"). The Separate Account meets the definition of a Separate Account under the Federal securities laws. Registration with the SEC does not involve supervision of the management or investment practices or policies of the Separate Account by the SEC. You assume the full investment risk for all amounts you allocate to the Separate Account.

                      If permitted by law, we may deregister the Separate Account under the 1940 Act in the event registration is no longer required; manage the Separate Account under the direction of a committee; or combine the Separate Account with one of our other separate accounts. Further, to the extent permitted by applicable law, we may transfer the assets of the Separate Account to another separate account.

THE PORTFOLIOS
                      There is a separate Subaccount which corresponds to each Portfolio of a Fund offered under the contracts. You decide the Subaccounts to which you allocate purchase payments. However, if you elect one of the Payment Protection Rider Options or one of the Guaranteed Minimum Withdrawal Benefit Rider Options, the benefits you receive under that rider may be reduced if your assets are not allocated in accordance with the Investment Strategy outlined in each rider. You currently may change your future purchase payment allocation without penalty or charges. However, certain benefits provided by one of the option riders may be reduced if allocations are not made in accordance with the prescribed Investment Strategy. In addition, there are limitations on the number of transfers that may be made each calendar year. See the "Transfers" provision for additional information.

                      Each Fund is registered with the SEC as an open-end management investment company under the 1940 Act. The assets of each Portfolio are separate from other portfolios of a Fund and each Portfolio has separate investment objectives and policies. As a result, each Portfolio operates as a separate Portfolio and the investment performance of one Portfolio has no effect on the investment performance of any other Portfolio.

                      Before choosing a Subaccount to allocate your purchase payments and assets, carefully read the prospectus for each Portfolio, along with this prospectus. We summarize the investment objectives of each Portfolio below. There is no assurance that any of the Portfolios will meet these objectives. We do not guarantee any minimum value for the amounts you allocate to the Separate Account. You bear the investment risk of investing in the Portfolios.

                      The investment objectives and policies of certain Portfolios are similar to the investment objectives and policies of other portfolios that may be managed by the same investment adviser or manager. The investment results of the Portfolios, however, may be higher or lower than the results of such other portfolios. There can be no assurance, and no representation is made, that the investment results of any of the Portfolios will be comparable to the investment results of any other portfolio, even if the other portfolio has the same investment adviser or manager, or if the other portfolio has a similar name.

SUBACCOUNTS
                      You may invest in up to 20 Subaccounts of the Portfolios listed below in addition to the Guarantee Account, if available, at any one time. For contract owners that have elected the Guaranteed Income Rider, you may not allocate purchase payments directly to the GIS Subaccount(s). Such allocations must be made pursuant to scheduled transfers from all other Subaccounts in which you have allocated assets. If you elect one of the Payment Protection Rider Options or one of the Guaranteed Minimum Withdrawal Benefit Rider Options, the benefits you receive under those riders may be reduced if your assets are not allocated in accordance with the Investment Strategy outlined in each rider. See the "Surrenders and Partial Withdrawals -- Guaranteed Minimum Withdrawal Benefit Rider Options" and "Income Payments -- Payment Protection Rider Options" provisions of this prospectus.

                                                                                                  Adviser (and Sub-Adviser(s),
                    Subaccount Investing In                          Investment Objective                as applicable)
                    ----------------------------------------------------------------------------------------------------------
AIM VARIABLE        AIM V.I. Basic Value Fund -- Series II   Seeks to provide long-term growth    A I M Advisors, Inc.
INSURANCE FUNDS     shares                                   of capital.
                    ----------------------------------------------------------------------------------------------------------
                    AIM V.I. Capital Appreciation Fund --    Seeks to provide growth of capital.  A I M Advisors, Inc.
                    Series I shares
                    ----------------------------------------------------------------------------------------------------------
                    AIM V.I. Core Equity Fund -- Series I    Seeks to provide growth of capital.  A I M Advisors, Inc.
                    shares/1/
                    ----------------------------------------------------------------------------------------------------------
                    AIM V.I. International Growth Fund --    Seeks to provide long-term growth    A I M Advisors, Inc.
                    Series II shares                         of capital.
                    ----------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN   AllianceBernstein Global Technology      Long-term growth of capital.         Alliance Capital
VARIABLE PRODUCTS   Portfolio -- Class B                                                          Management, L.P.
SERIES FUND, INC.
                    ----------------------------------------------------------------------------------------------------------
                    AllianceBernstein Growth and Income      Long-term growth of capital.         Alliance Capital
                    Portfolio -- Class B                                                          Management, L.P.
                    ----------------------------------------------------------------------------------------------------------
                    AllianceBernstein International Value    Long-term growth of capital.         Alliance Capital
                    Portfolio -- Class B                                                          Management, L.P.
                    ----------------------------------------------------------------------------------------------------------
                    AllianceBernstein Large Cap Growth       Long-term growth of capital.         Alliance Capital
                    Portfolio -- Class B                                                          Management, L.P.
                    ----------------------------------------------------------------------------------------------------------
                    AllianceBernstein Small Cap Growth       Long-term growth of capital.         Alliance Capital
                    Portfolio -- Class B                                                          Management, L.P.
                    ----------------------------------------------------------------------------------------------------------
AMERICAN CENTURY    VP Inflation Protection Fund -- Class II Pursues long-term total return using American Century Investment
VARIABLE PORTFOLIOS                                          a strategy that seeks to protect     Management, Inc.
II, INC.                                                     against U.S. inflation.
                    ----------------------------------------------------------------------------------------------------------
COLUMBIA FUNDS      Columbia Marsico Growth Fund,            The fund seeks long-term growth of   Columbia Management
VARIABLE INSURANCE  Variable Series (formerly, Nations       capital.                             Advisors, LLC (subadvised by
TRUST I (FORMERLY,  Marsico Growth Portfolio)                                                     Marsico Capital
NATIONS SEPARATE                                                                                  Management, LLC)
ACCOUNT TRUST)
                    ----------------------------------------------------------------------------------------------------------
                    Columbia Marsico Growth Fund,            The fund seeks long-term growth of   Columbia Management
                    Variable Series (formerly, Nations       capital.                             Advisors, LLC (subadvised by
                    Marsico International Opportunities                                           Marsico Capital
                    Portfolio)                                                                    Management, LLC)
                    ----------------------------------------------------------------------------------------------------------
EATON VANCE         VT Floating-Rate Income Fund             Seeks high current income.           Eaton Vance Management
VARIABLE TRUST
                    ----------------------------------------------------------------------------------------------------------
                    VT Worldwide Health Sciences Fund        Seeks long-term capital growth by    OrbiMed Advisors LLC
                                                             investing in a worldwide and
                                                             diversified portfolio of health
                                                             sciences companies.
                    ----------------------------------------------------------------------------------------------------------
EVERGREEN VARIABLE  Evergreen VA Omega Fund -- Class 2       Seeks long-term capital growth.      Evergreen Investment
ANNUITY TRUST                                                                                     Management Company, LLC
                    ----------------------------------------------------------------------------------------------------------
FAM VARIABLE SERIES Mercury Basic Value V.I. Fund --         Seeks capital appreciation and,      Merrill Lynch Investment
FUNDS, INC.         Class III Shares                         secondarily, income.                 Managers, L.P., dba Mercury
                                                                                                  Advisors
                    ----------------------------------------------------------------------------------------------------------
                    Mercury Global Allocation V.I. Fund --   Seeks high total investment return.  Merrill Lynch Investment
                    Class III Shares                                                              Managers, L.P., dba Mercury
                                                                                                  Advisors
                    ----------------------------------------------------------------------------------------------------------

                    /1/ On May 1, 2006, the AIM V.I. Premier Equity Fund merged into the AIM V.I. Core Equity Fund.

                                                                                                  Adviser (and Sub-Adviser(s),
                     Subaccount Investing In                         Investment Objective                as applicable)
                     ---------------------------------------------------------------------------------------------------------
                     Mercury Large Cap Growth V.I. Fund --   Seeks long-term capital growth.      Merrill Lynch Investment
                     Class III Shares                                                             Managers, L.P., dba Mercury
                                                                                                  Advisors
                     ---------------------------------------------------------------------------------------------------------
                     Mercury Value Opportunities V.I.        Seeks long-term growth of capital.   Merrill Lynch Investment
                     Fund -- Class III Shares                                                     Managers, L.P., dba Mercury
                                                                                                  Advisors
                     ---------------------------------------------------------------------------------------------------------
FEDERATED            Federated High Income Bond Fund II --   Seeks high current income by         Federated Investment
INSURANCE SERIES     Service Shares                          investing in lower-rated corporate   Management Company
                                                             debt obligations, commonly referred
                                                             to as "junk bonds."
                     ---------------------------------------------------------------------------------------------------------
                     Federated Kaufmann Fund II --           Seeks capital appreciation.          Federated Equity
                     Service Shares                                                               Management Company of
                                                                                                  Pennsylvania (subadvised by
                                                                                                  Federated Global Investment
                                                                                                  Management Corp.)
                     ---------------------------------------------------------------------------------------------------------
FIDELITY(R) VARIABLE VIP Balanced Portfolio --               Seeks income and capital growth      Fidelity Management &
INSURANCE PRODUCTS   Service Class 2                         consistent with reasonable risk.     Research Company
FUND
                     ---------------------------------------------------------------------------------------------------------
                     VIP Contrafund(R) Portfolio --          Seeks long-term capital              Fidelity Management &
                     Service Class 2                         appreciation.                        Research Company
                                                                                                  (subadvised by Fidelity
                                                                                                  Management & Research
                                                                                                  (U.K.) Inc., Fidelity
                                                                                                  Management & Research
                                                                                                  (Far East) Inc., Fidelity
                                                                                                  Investments Japan Limited
                                                                                                  and FMR Co., Inc.)
                     ---------------------------------------------------------------------------------------------------------
                     VIP Dynamic Capital Appreciation        Seeks capital appreciation.          Fidelity Management &
                     Portfolio -- Service Class 2                                                 Research Company
                                                                                                  (subadvised by Fidelity
                                                                                                  Management & Research
                                                                                                  (U.K.) Inc., Fidelity
                                                                                                  Management & Research
                                                                                                  (Far East) Inc., Fidelity
                                                                                                  Investments Japan Limited
                                                                                                  and FMR Co., Inc.)
                     ---------------------------------------------------------------------------------------------------------
                     VIP Equity-Income Portfolio --          Seeks reasonable income. The fund    Fidelity Management &
                     Service Class 2                         will also consider the potential for Research Company
                                                             capital appreciation. The fund's     (subadvised by FMR Co.,
                                                             goal is to achieve a yield which     Inc.)
                                                             exceeds the composite yield on the
                                                             securities comprising the Standard
                                                             & Poors 500/SM/ Index (S&P 500(R)).
                     ---------------------------------------------------------------------------------------------------------
                     VIP Growth Portfolio -- Service Class 2 Seeks to achieve capital             Fidelity Management &
                                                             appreciation.                        Research Company
                                                                                                  (subadvised by FMR Co.,
                                                                                                  Inc.)
                     ---------------------------------------------------------------------------------------------------------

                                                                                             Adviser (and Sub-Adviser(s),
                   Subaccount Investing In                    Investment Objective                  as applicable)
                   --------------------------------------------------------------------------------------------------------
                   VIP Growth & Income Portfolio --    Seeks high total return through a   Fidelity Management &
                   Service Class 2                     combination of current income and   Research Company
                                                       capital appreciation.               (subadvised by Fidelity
                                                                                           Management & Research
                                                                                           (U.K.) Inc., Fidelity
                                                                                           Management & Research (Far
                                                                                           East) Inc., Fidelity Investments
                                                                                           Japan Limited and FMR Co.,
                                                                                           Inc.)
                   --------------------------------------------------------------------------------------------------------
                   VIP Mid Cap Portfolio --            Seeks long-term growth of capital.  Fidelity Management &
                   Service Class 2                                                         Research Company
                                                                                           (subadvised by Fidelity
                                                                                           Management & Research
                                                                                           (U.K.) Inc., Fidelity
                                                                                           Management & Research (Far
                                                                                           East) Inc., Fidelity Investments
                                                                                           Japan Limited and FMR Co.,
                                                                                           Inc.)
                   --------------------------------------------------------------------------------------------------------
                   VIP Value Strategies Portfolio --   Seeks capital appreciation.         Fidelity Management &
                   Service Class 2                                                         Research Company
                                                                                           (subadvised by FMR Co., Inc.)
                   --------------------------------------------------------------------------------------------------------
FRANKLIN TEMPLETON Franklin Income Securities Fund --  Seeks to maximize income while      Franklin Advisers, Inc.
VARIABLE INSURANCE Class 2 Shares                      maintaining prospects for capital
PRODUCTS TRUST                                         appreciation. The fund normally
                                                       invests in both equity and debt
                                                       securities. The fund seeks income
                                                       by investing in corporate, foreign
                                                       and U.S. Treasury bonds as well as
                                                       stocks with dividend yields the
                                                       manager believes are attractive.
                   --------------------------------------------------------------------------------------------------------
                   Mutual Shares Securities Fund --    Seeks capital appreciation, with    Franklin Mutual Advisers, LLC
                   Class 2 Shares                      income as a secondary goal. The
                                                       fund normally invests mainly in
                                                       equity securities that the manager
                                                       believes are undervalued. The fund
                                                       normally invests primarily in
                                                       undervalued stocks and to a lesser
                                                       extent in risk arbitrage securities
                                                       and distressed companies.
                   --------------------------------------------------------------------------------------------------------
                   Templeton Growth Securities Fund -- Seeks long-term capital growth. The Templeton Global Advisors
                   Class 2 Shares                      fund normally invests primarily in  Limited
                                                       equity securities of companies
                                                       located anywhere in the world,
                                                       including those in the U.S. and in
                                                       emerging markets.
                   --------------------------------------------------------------------------------------------------------
GE INVESTMENTS     Income Fund                         Seeks maximum income consistent     GE Asset Management
FUNDS, INC.                                            with prudent investment             Incorporated
                                                       management and the preservation
                                                       of capital.
                   --------------------------------------------------------------------------------------------------------
                   Mid-Cap Equity Fund                 Seeks long-term growth of capital   GE Asset Management
                                                       and future income.                  Incorporated
                   --------------------------------------------------------------------------------------------------------

                                                                                           Adviser (and Sub-Adviser(s),
                   Subaccount Investing In                     Investment Objective               as applicable)
                   ----------------------------------------------------------------------------------------------------
                   Money Market Fund/1/                 Seeks a high level of current      GE Asset Management
                                                        income consistent with the         Incorporated
                                                        preservation of capital and
                                                        maintenance of liquidity.
                   ----------------------------------------------------------------------------------------------------
                   Premier Growth Equity Fund           Seeks long-term growth of capital  GE Asset Management
                                                        and future income rather than      Incorporated
                                                        current income.
                   ----------------------------------------------------------------------------------------------------
                   Real Estate Securities Fund          Seeks maximum total return         GE Asset Management
                                                        through current income and capital Incorporated (subadvised by
                                                        appreciation.                      Urdang Securities
                                                                                           Management, Inc.)
                   ----------------------------------------------------------------------------------------------------
                   S&P 500(R) Index Fund/2/             Seeks growth of capital and        GE Asset Management
                                                        accumulation of income that        Incorporated
                                                        corresponds to the investment      (subadvised by SSgA Funds
                                                        return of S&P's 500 Composite      Management, Inc.)
                                                        Stock Index.
                   ----------------------------------------------------------------------------------------------------
                   Small-Cap Equity Fund (formerly,     Seeks long-term growth of capital. GE Asset Management
                   Small-Cap Value Equity Fund)                                            Incorporated (subadvised by
                                                                                           Palisade Capital Management,
                                                                                           L.L.C.)
                   ----------------------------------------------------------------------------------------------------
                   Total Return Fund/3/                 Seeks the highest total return,    GE Asset Management
                                                        composed of current income and     Incorporated
                                                        capital appreciation, as is
                                                        consistent with prudent investment
                                                        risk.
                   ----------------------------------------------------------------------------------------------------
                   U.S. Equity Fund                     Seeks long-term growth of capital. GE Asset Management
                                                                                           Incorporated
                   ----------------------------------------------------------------------------------------------------
                   Value Equity Fund                    Seeks long-term growth of capital  GE Asset Management
                                                        and future income.                 Incorporated
                   ----------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES Balanced Portfolio -- Service Shares Seeks long-term capital growth,    Janus Capital
                                                        consistent with preservation of    Management LLC
                                                        capital and balanced by current
                                                        income.
                   ----------------------------------------------------------------------------------------------------

                    /1/ During extended periods of low interest rates, the
                        yields of the Money Market Fund may become extremely low and possibly negative.

                    /2/ "Standard & Poor's," "S&P," and "S&P 500" are
                        trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by GE Asset Management Incorporated. The S&P 500(R) Index Fund is not sponsored, endorsed, sold or promoted by Standard & Poor's, and Standard & Poor's makes no representation or warranty, express or implied, regarding the advisability of investing in this portfolio or the Policy.

                    /3/ For contracts issued on or after May 1, 2006, only
                        Class 3 Shares of the Total Return Fund will be available. If your contract was issued prior to May 1, 2006, Class 1 Shares of the Total Return Fund are available.

                                                                                                     Adviser (and Sub-Adviser(s),
                   Subaccount Investing In                            Investment Objective                  as applicable)
                   --------------------------------------------------------------------------------------------------------------
                   Forty Portfolio -- Service Shares        A non-diversified portfolio that           Janus Capital
                                                            seeks long-term growth of capital./1/      Management LLC
                   --------------------------------------------------------------------------------------------------------------
LEGG MASON         Legg Mason Partners Variable All Cap     Seeks capital appreciation through         Salomon Brothers Asset
PARTNERS VARIABLE  Portfolio -- Class II (formerly, Salomon investment in securities which the         Management Inc
PORTFOLIOS I, INC. Brothers Variable All Cap Fund)          managers believe have above-
(FORMERLY, SALOMON                                          average capital appreciation
BROTHERS                                                    potential.
VARIABLE SERIES
FUNDS INC)
                   --------------------------------------------------------------------------------------------------------------
                   Legg Mason Partners Variable Total       Seeks to obtain above-average              Salomon Brothers Asset
                   Return Portfolio -- Class II (formerly,  income (compared to a portfolio            Management Inc
                   Salomon Brothers Variable Total Return   entirely invested in equity securities).
                   Fund)                                    The portfolio's secondary objective is
                                                            to take advantage of opportunities to
                                                            achieve growth of capital and
                                                            income.
                   --------------------------------------------------------------------------------------------------------------
LEGG MASON         Legg Mason Partners Variable             Seeks capital appreciation.                Salomon Brothers Asset
PARTNERS VARIABLE  Aggressive Growth Fund -- Class II                                                  Management Inc
PORTFOLIOS II      (formerly, Salomon Brothers Variable
(FORMERLY,         Aggressive Growth Fund)
GREENWICH STREET
SERIES FUND)
                   --------------------------------------------------------------------------------------------------------------
MFS(R)  VARIABLE   MFS(R) Investors Growth Stock Series --  Seeks long-term growth of capital          Massachusetts Financial
INSURANCE TRUST    Service Class Shares                     and future income rather than              Services Company
                                                            current income.
                   --------------------------------------------------------------------------------------------------------------
                   MFS(R) Investors Trust Series --         Seeks long-term growth of capital          Massachusetts Financial
                   Service Class Shares                     and secondarily reasonable current         Services Company
                                                            income.
                   --------------------------------------------------------------------------------------------------------------
                   MFS(R) Total Return Series -- Service    Seeks above-average income.                Massachusetts Financial
                   Class Shares                             Reasonable opportunity for growth          Services Company
                                                            of capital and income is a
                                                            secondary objective.
                   --------------------------------------------------------------------------------------------------------------
                   MFS(R) Utilities Series --               Seeks capital growth and current           Massachusetts Financial
                   Service Class Shares                     income.                                    Services Company
                   --------------------------------------------------------------------------------------------------------------
OPPENHEIMER        Oppenheimer Balanced Fund/VA --          Seeks a high total investment              OppenheimerFunds, Inc.
VARIABLE ACCOUNT   Service Shares                           return, which includes current
FUNDS                                                       income and capital appreciation in
                                                            the value of its shares.
                   --------------------------------------------------------------------------------------------------------------
                   Oppenheimer Capital Appreciation         Seeks capital appreciation by              OppenheimerFunds, Inc.
                   Fund/VA -- Service Shares                investing in securities of well-
                                                            known, established companies.
                   --------------------------------------------------------------------------------------------------------------

                    /1/ A non-diversified portfolio is a portfolio that may
                        hold a larger position in a smaller number of securities than a diversified portfolio. This means that a single security's increase or decrease in value may have a greater impact on the return and the net asset value of a non-diversified portfolio than a diversified portfolio.

                                                                                              Adviser (and Sub-Adviser(s),
                Subaccount Investing In                          Investment Objective                as applicable)
                ----------------------------------------------------------------------------------------------------------
                Oppenheimer Global Securities            Seeks long-term capital                 OppenheimerFunds, Inc.
                Fund/VA -- Service Shares                appreciation by investing a
                                                         substantial portion of its assets in
                                                         securities of foreign issuers,
                                                         "growth type" companies, cyclical
                                                         industries and special situations
                                                         that are considered to have
                                                         appreciation possibilities.
                ----------------------------------------------------------------------------------------------------------
                Oppenheimer Main Street Fund/VA --       Seeks high total return (which          OppenheimerFunds, Inc.
                Service Shares                           includes growth in the value of its
                                                         shares as well as current income)
                                                         from equity and debt securities.
                ----------------------------------------------------------------------------------------------------------
                Oppenheimer Main Street Small Cap        Seeks capital appreciation.             OppenheimerFunds, Inc.
                Fund/VA -- Service Shares
                ----------------------------------------------------------------------------------------------------------
                Oppenheimer MidCap Fund/VA --            Seeks capital appreciation by           OppenheimerFunds, Inc.
                Service Shares (formerly, Oppenheimer    investing in "growth type"
                Aggressive Growth Fund/VA)               companies.
                ----------------------------------------------------------------------------------------------------------
PIMCO VARIABLE  All Asset Portfolio -- Advisor Class     Seeks maximum real return               Pacific Investment
INSURANCE TRUST Shares                                   consistent with preservation of real    Management Company LLC
                                                         capital and prudent investment
                                                         management.
                ----------------------------------------------------------------------------------------------------------
                High Yield Portfolio -- Administrative   Seeks maximum total return,             Pacific Investment
                Class Shares                             consistent with preservation of         Management Company LLC
                                                         capital and prudent investment
                                                         management. Invests at least 80%
                                                         of its assets in a diversified
                                                         portfolio of high yield securities
                                                         ("junk bonds") rated below
                                                         investment grade but rated at least
                                                         Caa by Moody's or CCC by S&P, or,
                                                         if unrated, determined by PIMCO to
                                                         be of comparable quality, subject to
                                                         a maximum of 5% of total assets in
                                                         securities rated Caa by Moody's or
                                                         CCC by S&P, or, if unrated,
                                                         determined by PIMCO to be of
                                                         comparable quality.
                ----------------------------------------------------------------------------------------------------------
                Long-Term U.S. Government Portfolio --   Seeks maximum total return,             Pacific Investment
                Administrative Class Shares              consistent with preservation of         Management Company LLC
                                                         capital and prudent investment
                                                         management.
                ----------------------------------------------------------------------------------------------------------
                Low Duration Portfolio -- Administrative Seeks maximum total return,             Pacific Investment
                Class Shares                             consistent with preservation of         Management Company LLC
                                                         capital and prudent investment
                                                         management.
                ----------------------------------------------------------------------------------------------------------
                Total Return Portfolio -- Administrative Seeks maximum total return,             Pacific Investment
                Class Shares                             consistent with preservation of         Management Company LLC
                                                         capital and prudent investment
                                                         management.
                ----------------------------------------------------------------------------------------------------------

                                                                                                Adviser (and Sub-Adviser(s),
                   Subaccount Investing In                         Investment Objective                as applicable)
                   ---------------------------------------------------------------------------------------------------------
THE PRUDENTIAL     Jennison Portfolio -- Class II          Seeks long-term growth of capital.    Prudential Investments LLC
SERIES FUND                                                                                      (subadvised by Jennison
(FORMERLY, THE                                                                                   Associates LLC)
PRUDENTIAL
SERIES FUND, INC.)
                   ---------------------------------------------------------------------------------------------------------
                   Jennison 20/20 Focus Portfolio --       Seeks long-term growth of capital.    Prudential Investments LLC
                   Class II                                                                      (subadvised by Jennison
                                                                                                 Associates LLC)
                   ---------------------------------------------------------------------------------------------------------
                   Natural Resources Portfolio -- Class II Seeks long-term growth of capital.    Prudential Investments LLC
                                                                                                 (subadvised by Jennison
                                                                                                 Associates LLC)
                   ---------------------------------------------------------------------------------------------------------
RYDEX VARIABLE     OTC Fund/1/                             Seeks to provide investment results   Rydex Investments
TRUST                                                      that correspond to a benchmark for
                                                           over-the-counter securities. The
                                                           portfolio's current benchmark is the
                                                           NASDAQ 100 Index(TM). The NASDAQ
                                                           100 Index(TM) contains the 100
                                                           largest non-financial, non-utilities
                                                           stocks in the NASDAQ composite.
                   ---------------------------------------------------------------------------------------------------------
VAN KAMPEN LIFE    Comstock Portfolio -- Class II Shares   Seeks capital growth and income       Van Kampen Asset
INVESTMENT TRUST                                           through investments in equity         Management
                                                           securities, including common
                                                           stocks, preferred stocks and
                                                           securities convertible into common
                                                           and preferred stocks.
                   ---------------------------------------------------------------------------------------------------------
                   Emerging Growth Portfolio --            Seeks capital appreciation.           Van Kampen Asset
                   Class II Shares                                                               Management
                   ---------------------------------------------------------------------------------------------------------

                    /1/ The NASDAQ 100 Index(TM) is an unmanaged index that is a widely recognized indicator of OTC Market performance.

                      The following Portfolio is not available for new purchase payments or transfers on or after November 15, 2004:

                                                                                        Adviser (and Sub-Adviser(s),
                   Subaccount Investing In                  Investment Objective               as applicable)
                   -------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES International Growth Portfolio -- Seeks long-term growth of capital.        Janus Capital
                   Service Shares                                                              Management LLC
                   -------------------------------------------------------------------------------------------------

                      The following Portfolios are not available to contracts issued on or after May 1, 2006:

                                                                                             Adviser (and Sub-Adviser(s),
                     Subaccount Investing In                    Investment Objective                as applicable)
                     ----------------------------------------------------------------------------------------------------
FIDELITY(R) VARIABLE VIP Asset Manager/SM/ Portfolio -- Seeks to obtain high total return     Fidelity Management &
INSURANCE PRODUCTS   Service Class 2                    with reduced risk over the long term  Research Company
FUND                                                    by allocating its assets among        (subadvised by Fidelity
                                                        stocks, bonds, and short-term         Management & Research
                                                        instruments.                          (U.K.) Inc., Fidelity
                                                                                              Management & Research
                                                                                              (Far East) Inc., Fidelity
                                                                                              Investments Japan Limited,
                                                                                              Fidelity Investments Money
                                                                                              Management, Inc. and FMR
                                                                                              Co, Inc.)
                     ----------------------------------------------------------------------------------------------------
GOLDMAN SACHS        Goldman Sachs Mid Cap Value Fund   Seeks long-term capital               Goldman Sachs Asset
VARIABLE INSURANCE                                      appreciation.                         Management, L.P.
TRUST
                     ----------------------------------------------------------------------------------------------------
MFS(R)  VARIABLE     MFS(R) New Discovery Series --     Seeks capital appreciation.           Massachusetts Financial
INSURANCE TRUST      Service Class Shares                                                     Services Company
                     ----------------------------------------------------------------------------------------------------

                      Not all of these Portfolios may be available in all states or in all markets.

                      We will purchase shares of the Portfolios at net asset value and direct them to the appropriate Subaccounts. We will redeem sufficient shares of the appropriate Portfolios at net asset value to pay death benefits, surrender proceeds, and partial withdrawals to make income payments, or for other purposes described in the contract. We automatically reinvest all dividend and capital gain distributions of the Portfolios in shares of the distributing Portfolios at their net asset value on the date of distribution. In other words, we do not pay Portfolio dividends or Portfolio distributions out to owners as additional units, but instead reflect them in unit values.

                      Shares of the Portfolios are not sold directly to the general public. They are sold to us and may be sold to other insurance companies that issue variable annuity contracts and variable life insurance policies. In addition, they may be sold to retirement plans.

                      When a Fund sells shares in any of its Portfolios both to variable annuity and to variable life insurance separate accounts, it engages in mixed funding. When a Fund sells shares in any of its Portfolios to separate accounts of unaffiliated life insurance companies, it engages in shared funding.

                      Each Fund may engage in mixed and shared funding. Therefore, due to differences in redemption rates or tax treatment, or other considerations, the interests of various shareholders participating in a Fund could conflict. A Fund's Board of Directors will monitor for the existence of any material conflicts, and determine what action, if any, should be taken. See the prospectuses for the Portfolios for additional information.

                      We reserve the right, within the law, to make additions, deletions and substitutions for the Portfolios of the Funds. We may substitute shares of other Portfolios for shares already purchased, or to be purchased in the future, under the contract. This substitution might occur if shares of a Portfolio should no longer be available, or if investment in any Portfolio's shares should become inappropriate, in the judgment of our management, for the purposes of the contract. The new Portfolios may have higher fees and charges than the ones they replaced. No substitution or deletion will be made without prior notice to you and before approval of the SEC, in accordance with the 1940 Act.

                      We also reserve the right to establish additional Subaccounts, each of which would invest in a separate Portfolio of a Fund, or in shares of another investment company, with a specified investment objective. We may also eliminate one or more Subaccounts if, in our sole discretion, marketing, tax, or investment conditions warrant. We will not eliminate a Subaccount without prior notice to you and, if required, before approval of the SEC. Not all Subaccounts may be available to all classes of contracts.

                      There are a number of factors that are considered when deciding what Portfolios are made available in your variable annuity contract. Such factors include:

                        (1) the investment objective of the Portfolio;

                        (2) the Portfolio's performance history;

                        (3) the Portfolio's holdings and strategies it uses to
                            try and meet its objectives; and

                        (4) the Portfolio's servicing agreement.

                      The investment objective is critical because we want to have an array of Portfolios with diverse objectives so that an investor may diversify his or her investment holdings from a conservative to an aggressive investment portfolio depending on the advice of his or her investment adviser and risk assessment. When selecting a Portfolio for our products, we also want to make sure that the Portfolio has a strong performance history in comparison with its peers and that its holdings and strategies are consistent with its objectives. Finally, it is important for us to be able to provide you with a wide array of the services that facilitate your investment program relating to your allocation in Subaccounts that invest in the underlying Portfolios.

                      We have entered into agreements with either the investment adviser or distributor of each of the Funds and/or, in certain cases, a Portfolio, under which the Portfolio, the adviser or distributor pays us a fee for administrative and other services we provide relating to the Portfolios. Such administrative services we provide include but are not limited to: accounting transactions for variable owners and then providing one daily purchase and sale order on behalf of each Portfolio; providing copies of Portfolio prospectuses, Statements of Additional Information and any supplements thereto; mailing proxy voting information, gathering the information and providing vote totals to the Portfolio on behalf of our owners; and providing customer service on behalf of the Portfolios. The fees are based upon a percentage of the average annual aggregate net amount we have invested in the Portfolio on behalf of the Separate Account and other separate accounts funding certain variable insurance contracts that we and our affiliates issue. These percentages differ, and some Portfolios, investment advisers or distributors pay us a greater percentage than other advisers or distributors based on the level of administrative and other services provided.

                      We will not realize a profit from payments received directly from a Portfolio, but we may realize a profit from payments received from the adviser and/or the distributor for providing these services and, if we do, we may use such profit for any purpose, including distribution of the contracts. The amount received from certain Portfolios for the assets allocated to the Portfolios from the Separate Account during 2005 ranged from 0.10% to 0.35%. The Portfolios that pay a service fee to us are:

                        Columbia Funds Variable Insurance Trust I (formerly, Nations Separate Account Trust):
                            Columbia Marsico Growth Fund, Variable Series (formerly, Nations Marsico Growth Portfolio) Columbia Marsico International Opportunities Fund, Variable Series (formerly, Nations Marsico International Opportunities Portfolio)
                        Eaton Vance Variable Trust:
                            VT Floating-Rate Income Fund
                            VT Worldwide Health Sciences Fund
                        Evergreen Variable Annuity Trust:
                            Evergreen VA Omega Fund -- Class 2
                        GE Investments Funds, Inc.:
                            Total Return Fund -- Class 1 Shares
                        PIMCO Variable Insurance Trust:
                            All Asset Portfolio -- Advisor Class Shares
                            High Yield Portfolio -- Administrative Class Shares Long-Term U.S. Government
                            Portfolio -- Administrative Class Shares
                            Low Duration Portfolio -- Administrative Class
                            Shares
                            Total Return Portfolio -- Administrative Class
                            Shares
                        The Prudential Series Fund (formerly, The Prudential Series Fund, Inc.):
                            Jennison Portfolio -- Class II
                            Jennison 20/20 Portfolio -- Class II
                            Natural Resources Portfolio -- Class II

                      The amount received from the adviser and/or the distributor for the assets allocated to the Portfolios from the Separate Account during 2005 ranged from 0.05% to 0.35%. Payment of these amounts is not an additional charge to you by the Funds or by us, but comes from the Fund's investment adviser or distributor.

                      In addition to the asset-based payments for administrative and other services described above, the investment adviser or the distributor of the Fund may also pay us, or our affiliate Capital Brokerage Corporation, to participate in periodic sales meetings, for expenses relating to the production of promotional sales literature and for other expenses or services. The amount paid to us, or our affiliate Capital Brokerage Corporation, may be significant. Payments to participate in sales meetings may provide a Fund's investment adviser or distributor with greater access to our internal and external wholesalers to provide training, marketing support and educational presentations.

                      In consideration of services provided and expenses incurred by Capital Brokerage Corporation in distributing shares of the Funds, Capital Brokerage Corporation also receives 12b-1 fees from AIM Variable Insurance Funds, AllianceBernstein Variable Products Series Fund, Inc., American Century Variable Portfolios II, Inc., Columbia Funds Variable Insurance Trust I (formerly, Nations Separate Account Trust), Eaton Vance Variable Trust, Evergreen Variable Annuity Trust, FAM Variable Series Funds, Inc., Federated Insurance Series, Fidelity Variable Insurance Products Fund, Franklin Templeton Variable Insurance Products Trust, GE Investments Funds, Inc., Janus Aspen Series, Legg Mason Partners Variable Portfolios I, Inc. (formerly, Salomon Brothers Variable Series Funds Inc), Legg Mason Partners Variable Portfolios II, (formerly, Greenwich Street Series Fund), MFS(R) Variable Insurance Trust, Oppenheimer Variable Account Funds, PIMCO Variable Insurance Trust, The Prudential Series Fund (formerly, The Prudential Series Fund, Inc.), and Van Kampen Life Investment Trust. See the "Fee Tables" section of this prospectus and the Fund prospectuses. These payments range up to 0.30% of Separate Account assets invested in the particular Portfolio.

VOTING RIGHTS
                      As required by law, we will vote the shares of the Portfolios held in the Separate Account at special shareholder meetings based on instructions from you. However, if the law changes and we are permitted to vote in our own right, we may elect to do so.

                      Whenever a Fund calls a shareholder meeting, owners with voting interests in a Portfolio will be notified of issues requiring the shareholders' vote as soon as possible before the shareholder meeting. Each person having a voting interest in the Portfolio will receive proxy voting materials, reports, other materials, and a form with which to give us voting instructions.

                      We will determine the number of votes which you have the right to cast by applying your percentage interest in a Subaccount to the total number of votes attributable to the Subaccount. In determining the number of votes, we will recognize fractional shares.

                      We will vote Portfolio shares for which no instructions are received (or instructions are not received timely) in the same proportion to those that are received. We will apply voting instructions to abstain on any item to be voted on a pro-rata basis to reduce the number of votes eligible to be cast.

ASSET ALLOCATION
PROGRAM
                      The following is a general description of the Asset Allocation Program available under the contract. A complete description is available in the brochure for the program. The program may be referred to as "Efficient Edge" in the brochure or other materials.

GENERAL The Asset Allocation Program is an asset allocation service that we make available at no additional charge for use within the contract. Asset allocation is an investment strategy for distributing assets among asset classes to help attain an investment goal. For your contract, the Asset Allocation Program can help with decisions you need to make about how to allocate your Contract Value among available Subaccounts (and their corresponding Portfolios). The theory behind an asset allocation strategy is that diversification among asset classes can help reduce volatility over the long term.

                      GE Private Asset Management, Inc. ("GEPAM"), one of our affiliates, provides investment advice for the Asset Allocation Program. GEPAM is an investment adviser that is registered under the Investment Advisers Act of 1940. As part of the Asset Allocation Program, GEPAM has developed five asset allocation models ("Asset Allocation Models" or "Models"), each based on different profiles of an investor's investment time horizon and willingness to accept investment risk. The Asset Allocation Models are designed for use in two different circumstances, as discussed below.

                         . Certain of the optional riders available for
                           purchase under the contract are designed to provide protection against market downturns. To ensure that contract owners' assets protected under one of these riders are invested in accordance with an investment strategy involving an appropriate level of risk, we require the assets to be invested only in an Investment Strategy. Asset Allocation Model C can be elected as the Investment Strategy by contract owners that purchase one of the Guaranteed Minimum Withdrawal Benefit Rider Options or one of the Payment Protection Rider Options.

                         . Contract owners that do not purchase one of the
                           Guaranteed Minimum Withdrawal Benefit Rider Options or one of the Payment Protection Rider Options may also elect to participate in the Asset Allocation Program. These contract owners may choose any one of the five available Asset Allocation Models.

                      If you elect to participate in the Asset Allocation Program, your initial purchase payment will be allocated to the Subaccounts corresponding to the Portfolios in the Asset Allocation Model you select. Any subsequent purchase payments you make will also be allocated accordingly, unless you instruct us otherwise in writing.

                      If you participate in the Asset Allocation Program, GEPAM will serve as your investment adviser solely for the purposes of the development of the Asset Allocation Models and periodic updates of the Models. On a periodic basis (generally annually but not more than quarterly, unless determined to be necessary or appropriate by GEPAM), the Asset Allocation Models are updated as discussed below. If you elect to participate in the Asset Allocation Program, we will reallocate your Contract Value or purchase payments, as applicable, in accordance with the Model you select as it is updated from time to time based on limited discretionary authority that you grant to us, unless you instruct us otherwise. For more information on GEPAM's role as investment adviser for the Asset Allocation Program, you may review GEPAM's disclosure brochure, which will be delivered to you at the time you apply for a contract. Please contact us if you would like to receive a copy of this brochure. We may change the investment adviser that we use to develop and periodically update the Asset Allocation Models, or to the extent permissible under applicable law, use no investment adviser at all. We may perform certain administrative functions on behalf of GEPAM. However, we are not registered as an investment adviser and are not providing any investment advice in making the Asset Allocation Program available to contract owners.

THE ASSET ALLOCATION  There are five Asset Allocation Models, each comprised of
MODELS a carefully selected combination of Portfolios offered under the contract. Development of the Asset Allocation Models involves a multi-step process designed to optimize the selection of Portfolios, for a given level of risk tolerance, in an effort to maximize returns and limit the effects of market volatility.

                      Asset allocation strategies reflect the theory that diversification among asset classes can help reduce volatility and potentially enhance returns over the long term. An asset class may be a category of investments having similar characteristics, such as stocks and other equity investments, and bonds and other fixed income investments. There may also be further divisions within asset classes, such as divisions according to the size of the issuer (e.g., large cap, mid cap, or small cap), the type of issuer (e.g., government, municipal, or corporate), or the location of the issuer (e.g., domestic or foreign). GEPAM has identified target allocations, between equities and fixed income investments, for the level of risk, investment time horizon and investment objective specified for each of the five Models. In addition to these allocations, GEPAM also conducts an optimization analysis to determine the appropriate further breakdown of asset classes for each Asset Allocation Model.

                      Next, after the asset class exposures are known for each Asset Allocation Model, a determination is made as to how available Portfolios can be used to implement the asset class allocations. The Portfolios are selected by evaluating asset classes represented by each Portfolio and combining Portfolios to arrive at the desired asset class exposures. GEPAM considers various factors in selecting the Portfolios for each Asset Allocation Model, including historical returns-based style analysis and asset performance and multiple regression analyses, as well as qualitative assessments of a Portfolio's portfolio manager and expected future market and economic conditions. In addition, GEPAM may consider (but is not obligated to follow) recommendations we may make regarding what Portfolios to use. These recommendations may be based on various factors, including whether the investment adviser or distributor of a Portfolio pays us a fee for certain administrative and other services we provide relating to the Portfolio, and whether our affiliate Capital Brokerage Corporation receives 12b-1 fees from the Portfolio. Based on this analysis, Portfolios are selected in a manner that is intended to optimize potential returns of each Model, given a particular level of risk tolerance. This process could, in some cases, result in the inclusion of a Portfolio in a Model based on its specific asset class exposure or other specific optimization factors, even when another Portfolio may have better investment performance.

PERIODIC UPDATES OF   Each of the Asset Allocation Models is evaluated
ASSET ALLOCATION      periodically (generally annually but not more than
MODELS AND NOTICES OF quarterly, unless determined to be necessary or
UPDATES               appropriate by GEPAM to assess whether the combination of
                      Portfolios within each Model should be changed to better seek to optimize the potential return for the level of risk tolerance intended for the Model. As a result of such periodic analysis, each Model may change, such as by revising the percentages allocated to such Portfolio. In addition, Portfolios may be added to a Model (including
                      Portfolios not currently available in the contract), or Portfolios may be deleted from a Model.

                      When your Asset Allocation Model is updated, we will reallocate your Contract Value (and subsequent purchase payments, if applicable) in accordance with any changes to the Model you have selected. This means the allocation of your Contract Value, and potentially the Portfolios in which you are invested, will change and your Contract Value (and subsequent purchase payments, if applicable) will be reallocated among the Portfolios in your updated Model (independently of monthly rebalancing, as discussed below).

                      When Asset Allocation Models are to be updated, we will send you written notice of the updates to the Models at least 30 days in advance of the date the updated version of the Model is intended to be effective. Contract owners purchasing contracts who elect to participate in the Asset Allocation Program within the 2 week period prior to a date that Asset Allocation Models are to be updated, will be provided with information regarding the composition of both the current Asset Allocation Model as well as the proposed changes to the Model. You should carefully review these notices. If you wish to accept the changes to your selected Model, you will not need to take any action, as your Contract Value (and subsequent purchase payments, if applicable) will be reallocated in accordance with the updated Model. If you do not wish to accept the changes to your selected Model, you have the following alternatives. If you elected one of the Guaranteed Minimum Withdrawal Benefit Rider Options or one of the Payment Protection Rider Options, you can transfer your Contract Value to one or more of the Designated Subaccounts (as described in the sections of this prospectus discussing the riders), or you can notify us in writing that you have elected to reject the change. If you reject the change and, as a result, your total Contract Value is no longer invested in accordance with the prescribed Investment Strategy, your benefits under the applicable rider will be reduced by 50%. If you did not elect one of the Guaranteed Minimum Withdrawal Benefit Rider Options or one of the Payment Protection Rider Options, you may change to a different Asset Allocation Model or reject the change.

                      If you choose to reject a change in an Asset Allocation Model in accordance with the procedures described above, you create your own portfolio (a "self-directed portfolio"), you have terminated your advisory relationship with GEPAM and GEPAM provides no investment advice related to the creation of a self-directed portfolio. Further, once you have rejected a change in a Model, you are considered to have elected to reject all future changes in the Model. Therefore, if you reject a Model change and thereby create a self-directed portfolio, you will not receive a periodic review of or changes to your portfolio, as would be provided by GEPAM with respect to the Asset Allocation Models. You will, however, continue to receive written materials from GEPAM about any changes proposed to be made to the Models, and you can notify us in writing to allocate your Contract Value in accordance with such changes.

SELECTING AN ASSET    For contract owners who have not elected one of the
ALLOCATION MODEL      Guaranteed Minimum Withdrawal Benefit Rider Options or
                      one of the Payment Protection Rider Options.

                      If you purchase one of the Guaranteed Minimum Withdrawal Benefit Rider Options or one of the Payment Protection Rider Options and elect to participate in the Asset Allocation Program, you are required to allocate your Contract Value (and subsequent purchase payments, if applicable) to Asset Allocation Model C. If you elect to participate in the Asset Allocation Program and you have not elected one of the

                      Guaranteed Minimum Withdrawal Benefit Rider Options or one of the Payment Protection Rider Options, you must choose one of the five available Models for your allocations. We will not make this decision, nor will GEPAM. The following paragraph provides some information you may want to consider in making this decision.

                      You should consult with your registered representative on your decision regarding what Asset Allocation Model to select. Your registered representative can assist you in determining which Model may be best suited to your financial needs, investment time horizon, and willingness to accept investment risk, and can help you complete the proper forms to participate in the Asset Allocation Program. You should also periodically review these factors with your registered representative to consider whether you should change Models (or, if you have purchased one of the Guaranteed Minimum Withdrawal Benefit Rider Options or one of the Payment Protection Rider Options, whether you should transfer your Contract Value to one or more of the Designated Subaccounts) to reflect any changes in your personal circumstances. Your registered representative can help you complete the proper forms to change to a different Model or transfer to Designated Subaccounts.

                      You may, in consultation with your registered representative, utilize an investor profile questionnaire we make available, which asks questions intended to help you or your registered representative assess your financial needs, investment time horizon, and willingness to accept investment risk. However, even if you utilize the investor profile questionnaire, it is your decision, in consultation with your registered representative, which Model to choose initially or whether to change to a different Model or transfer to Designated Subaccounts, as the case may be, at a later time. Neither we nor GEPAM bear any responsibility for this decision. You may change to a different Model or transfer to Designated Subaccounts, as the case may be, at any time with a proper written request or by telephone or electronic instructions provided a valid telephone/electronic authorization is on file with us.

MONTHLY REBALANCING   Each calendar month (on the "monthly anniversary" of your
                      Contract Date), and on any Valuation Day after any transaction involving a withdrawal, receipt of a purchase payment or a transfer of Contract Value, we rebalance your Contract Value to maintain the Subaccounts and their corresponding Portfolios, and the relative percentages of the Subaccounts, for your selected Asset Allocation
                      Model. This monthly rebalancing takes account of:

                      - increases and decreases in Contract Value in each
                        Subaccount due to Subaccount performance; and

                      - increases and decreases in Contract Value in each
                        Subaccount due to Subaccount transfers, withdrawals (particularly if taken from specific Subaccounts you have designated), and purchase payments (particularly if allocated to specific Subaccounts you have designated).

                      The first monthly rebalancing will occur on the first "monthly anniversary" of the Contract Date.

                      We will not rebalance self-directed portfolios (discussed above) unless the contract owner elects the Portfolio Rebalancing program. For self-directed portfolios, future purchase payments for which no specific allocation instructions are received will be allocated in accordance with the last allocation instructions we received, which may have been a prior version of their Asset Allocation Model. Accordingly, if you have a self-directed portfolio you should consider providing specific allocation instructions with each purchase payment or contacting us to update your default allocation instructions.

QUARTERLY REPORTS     If you elect to participate in the Asset Allocation
                      Program, you will be sent quarterly reports that provide information about the Subaccounts within your Model, as part of your usual quarterly statement. Information concerning the current Models is described below.

RISKS Although the Asset Allocation Models are designed to optimize returns given the various levels of risk, there is no assurance that a Model portfolio will not lose money or not experience volatility. Investment performance of your Contract Value could be better or worse by participating in an Asset Allocation Model than if you had not participated. A Model may perform better or worse than any single Portfolio, Subaccount or asset class or other combinations of Portfolios, Subaccounts or asset classes. Model performance is dependent upon the performance of the component Portfolios. Your Contract Value will fluctuate, and when redeemed, may be worth more or less than the original cost.

                      An Asset Allocation Model may not perform as intended. Although the Models are intended to optimize returns given various levels of risk tolerance, portfolio, market and asset class performance may differ in the future from the historical performance and assumptions upon which the Models are based, which could cause the Models to be ineffective or less effective in reducing volatility.

                      Periodic updating of the Asset Allocation Models can cause the underlying Portfolios to incur transactional expenses to raise cash for money flowing out of the Portfolios or to buy securities with money flowing into the Portfolios. These expenses can adversely affect performance of the related Portfolios and the Models.

                      GEPAM may be subject to competing interests that have the potential to influence its decision making with regard to the Asset Allocation Program. For example, GEPAM or its affiliates (including us) may believe that certain Portfolios could benefit from additional assets or could be harmed by redemptions. GEPAM may, from time to time, recommend to a Fund's Board of Directors a change in the portfolio manager or strategy or the closure or merger of a Portfolio, all of which could impact a Model.

                      In addition, the Portfolios underlying the Subaccounts may invest, depending upon their investment objective and decisions by their investment managers, in securities issued by Genworth Financial, Inc., GEPAM's ultimate parent, or its affiliates. GEPAM will not have any role in determining whether a Portfolio should purchase or sell Genworth securities. GEPAM may allocate portions of the Asset Allocation Models to Portfolios which have held, hold or may hold Genworth securities. GEPAM's decision to allocate a percentage of a Model to such a Portfolio will be based on the merits of investing in such a Portfolio and a determination that such an investment is appropriate for the Model.

THE MODELS            Information concerning the Asset Allocation Models is
                      provided on the following pages. These models are available effective May 1, 2006. You should review this information carefully before selecting or changing a Model.

                             Moderately                                      Moderately
    Conservative            Conservative              Moderate               Aggressive              Aggressive
     Allocation              Allocation              Allocation              Allocation              Allocation
      "Model A"               "Model B"               "Model C"               "Model D"               "Model E"
-----------------------------------------------------------------------------------------------------------------------
                                                Investor Profile
-----------------------------------------------------------------------------------------------------------------------
Investor is willing     Investor is willing     Investor is willing     Investor is willing     Investor is willing
to accept a low level   at accept a low to      to accept a moderate    at accept a moderate    at accept a high
of risk, has a short    moderate level of       level of risk, has a    to high level of        level of risk, has a
term (less than five    risk, has a             moderately long term    risk, has a long term   long term (more than
years) investment       moderately short term   (10 to 20 years)        (15 to 20 years)        15 years) investment
time horizon and is     (less than ten years)   investment time         investment time         time horizon and has
looking for an          investment time         horizon and is          horizon and is          the temperament to
investment that is      horizon and is          looking for an          looking for a growth    ride out market
relatively stable in    looking for an          investment with the     oriented investment.    swings.
value.                  investment to keep      opportunity for long
                        pace with inflation.    term moderate growth.
-----------------------------------------------------------------------------------------------------------------------

                                               Investor Objective
-----------------------------------------------------------------------------------------------------------------------
High level of current   Growth and current      Growth of capital       Growth of capital but   Growth of capital.
income with             income. Target          with a low to           without the price       Target allocation mix
preservation of         allocation mix is 40%   moderate level of       swings of an all        is 100% equities.
capital. Target         equities and 60%        current income.         equity portfolio.
allocation mix is 20%   fixed income.           Target allocation mix   Target allocation mix
equities and 80%                                is 60% equities and     is 80% equities and
fixed income.                                   40% fixed income.       20% fixed income.
-----------------------------------------------------------------------------------------------------------------------

       PERCENTAGE ALLOCATIONS AND PORTFOLIO SELECTIONS FOR EXAMPLE ONLY

                                                   Portfolios                         Model A Model B Model C Model D Model E
-----------------------------------------------------------------------------------------------------------------------------
Equities
-----------------------------------------------------------------------------------------------------------------------------
Large Cap Value            Franklin Templeton Variable Insurance Products Trust --
                           Mutual Shares Securities Fund -- Class 2 Shares               2%      3%      4%      6%      7%
                           --------------------------------------------------------------------------------------------------
                           Van Kampen Life Investment Trust --
                           Comstock Portfolio -- Class II Shares                         0%      1%      2%      2%      3%
-----------------------------------------------------------------------------------------------------------------------------
Large Cap Blend            The Prudential Series Fund --
                           Jennison 20/20 Focus Portfolio -- Class II                    1%      6%      9%     12%     15%
                           --------------------------------------------------------------------------------------------------
                           Oppenheimer Variable Account Funds --
                           Oppenheimer Main Street Fund/VA -- Service Shares             1%      6%      9%     12%     15%
-----------------------------------------------------------------------------------------------------------------------------
Large Cap Growth           Janus Aspen Series -- Forty Portfolio -- Service Shares       2%      3%      5%      6%      8%
                           --------------------------------------------------------------------------------------------------
                           Fidelity(R) Variable Insurance Products Fund --
                           VIP Contrafund(R) Portfolio -- Service Class 2                0%      3%      4%      6%      7%
-----------------------------------------------------------------------------------------------------------------------------
International Value        AllianceBernstein Variable Products Series Fund, Inc. --
                           AllianceBernstein International Value Portfolio -- Class B    6%      9%     14%     18%     23%
-----------------------------------------------------------------------------------------------------------------------------
International Growth       Columbia Funds Variable Insurance Trust I --
                           Columbia Marsico International Opportunities Fund,
                           Variable Series                                               3%      5%      7%      9%     11%
                           --------------------------------------------------------------------------------------------------
                           AIM Variable Insurance Funds --
                           AIM V.I. International Growth Fund -- Series II shares        3%      4%      6%      9%     11%
-----------------------------------------------------------------------------------------------------------------------------
Specialty -- Real Estate   GE Investments Funds, Inc. --
                           Real Estate Securities Fund                                   2%      0%      0%      0%      0%
-----------------------------------------------------------------------------------------------------------------------------

 Total % Equities                                                                       20%     40%     60%     80%    100%
-----------------------------------------------------------------------------------------------------------------------------

Fixed Income
-----------------------------------------------------------------------------------------------------------------------------
High Yield Bonds           PIMCO Variable Insurance Trust --
                           High Yield Portfolio -- Administrative Class Shares           0%      6%      4%      1%      0%
-----------------------------------------------------------------------------------------------------------------------------
Long Term Government Bonds PIMCO Variable Insurance Trust --
                           Long-Term U.S. Government Portfolio -- Administrative
                           Class Shares                                                  0%      6%      4%      4%      0%
-----------------------------------------------------------------------------------------------------------------------------
Intermediate Term Bonds    PIMCO Variable Insurance Trust --
                           Total Return Portfolio -- Administrative Class Shares        40%     30%     20%     10%      0%
                           --------------------------------------------------------------------------------------------------
                           GE Investments Funds, Inc. -- Income Fund                    20%     15%     10%      5%      0%
-----------------------------------------------------------------------------------------------------------------------------
Bank Loan -- Fixed Income  Eaton Vance Variable Trust -- VT Floating-Rate Income Fund   10%      0%      0%      0%      0%
-----------------------------------------------------------------------------------------------------------------------------
Cash Equivalents           GE Investments Funds, Inc. -- Money Market Fund              10%      3%      2%      0%      0%
-----------------------------------------------------------------------------------------------------------------------------

 Total % Fixed Income                                                                   80%     60%     40%     20%      0%
-----------------------------------------------------------------------------------------------------------------------------

The Guarantee Account

                      The Guarantee Account is not available for contracts issued on or after the later of September 2, 2003, or the date on which state insurance authorities approve applicable contract modifications. The following information only applies to contracts issued prior to September 2, 2003, or prior to the date state insurance authorities approve applicable contract modifications.

                      Amounts in the Guarantee Account are held in, and are part of, our General Account. The General Account consists of our assets other than those allocated to this and other separate accounts. Subject to statutory authority, we have sole discretion over the investment of assets of the General Account. The assets of the General Account are chargeable with liabilities arising out of any business we may conduct.

                      Due to certain exemptive and exclusionary provisions of the Federal securities laws, we have not registered interests in the Guarantee Account under the Securities Act of 1933 (the "1933 Act"), and we have not registered either the Guarantee Account or our General Account as an investment company under the 1940 Act. Accordingly, neither the interests in the Guarantee Account nor our General Account are generally subject to regulation under the 1933 Act and the 1940 Act. Disclosures relating to the interests in the Guarantee Account and the General Account, may however, be subject to certain generally applicable provisions of the Federal securities laws relating to the accuracy of statements made in a registration statement. The Guarantee Account may not be available in all states or markets.

                      You may allocate some or all of your purchase payments and transfer some or all of your assets to the Guarantee Account. We credit the portion of the assets allocated to the Guarantee Account with interest (as described below). Assets in the Guarantee Account are subject to some, but not all, of the charges we assess in connection with your contract. See the "Charges and Other Deductions" provision.

                      Each time you allocate purchase payments or transfer assets to the Guarantee Account, we establish an interest rate guarantee period. For each interest rate guarantee period, we guarantee an interest rate for a specified period of time. At the end of an interest rate guarantee period, a new interest rate will become effective, and a new interest rate guarantee period will commence for the remaining portion of that particular allocation.

                      We determine interest rates at our sole discretion. The determination made will be influenced by, but not necessarily correspond to, interest rates available on fixed income investments which we may acquire with the amounts we receive as purchase payments or transfers of assets under the contracts. You will have no direct or indirect interest in these investments. We also will consider other factors in determining interest rates for a guarantee period including, but not limited to, regulatory and tax requirements, sales commissions, and administrative expenses borne by us, general economic trends, and competitive factors. Amounts you allocate to the Guarantee Account will not share in the investment performance of our General Account. We cannot predict or guarantee the level of interest rates in future guarantee periods. However, the interest rates for any interest rate guarantee period will be at least the guaranteed interest rate shown in your contract.

                      We will notify you in writing at least 5 days prior to the expiration date of any interest rate guarantee period about the then currently available interest rate guarantee periods and the guaranteed interest rates applicable to such interest rate guarantee periods. A new one year interest rate guarantee period will commence automatically unless we receive written notice prior to the end of the 30-day period following the expiration of the interest rate guarantee period ("30-day window") of your election of a different interest rate guarantee period from among those being offered by us at that time, or instructions to transfer all or a portion of the remaining amount to one or more Subaccounts subject to certain restrictions. See the "Transfers" provision of this prospectus for more information. During the 30-day window, the allocation will accrue interest at the new interest rate guarantee period's interest rate.

                      To the extent permitted by law, we reserve the right at any time to offer interest rate guarantee periods that differ from those available when we issued the contract, and to credit a higher rate of interest on purchase payments allocated to the Guarantee Account participating in a Dollar Cost Averaging program than would otherwise be credited if not participating in a Dollar Cost Averaging program. See the "Dollar Cost Averaging Program" provision. Such a program may not be available to all contracts. We also reserve the right, at any time, to stop accepting purchase payments or transfers of assets to a particular interest rate guarantee period. Since the specific interest rate guarantee periods available may change periodically, please contact our Home Office to determine the interest rate guarantee periods currently being offered.

Charges and Other Deductions

                      We sell the contracts through registered representatives of broker-dealers. These registered representatives are also appointed and licensed as insurance agents of the Company. We pay commission to the broker-dealers for selling the contracts. We intend to recover commissions, marketing, administrative and costs of contract benefits through fees and charges imposed under the contracts. See the "Sale of the Contracts" provision of this prospectus for more information.

                      All of the charges described in this section apply to assets allocated to the Separate Account. If the Guarantee Account is available, all assets in the Guarantee Account are subject to all of the charges described in this section except for the mortality and expense risk charge and the administrative expense charge.

                      We will deduct the charges described below to cover our costs and expenses, services provided, and risks assumed under the contracts. We incur certain costs and expenses for the distribution and administration of the contracts and for providing the benefits payable thereunder. Our administrative services include:

                         . processing applications for and issuing the
                           contracts;

                         . maintaining records;

                         . administering income payments;

                         . furnishing accounting and valuation services
                           (including the calculation and monitoring of daily Subaccount values);

                         . reconciling and depositing cash receipts;

                         . providing contract confirmations and periodic
                           statements;

                         . providing toll-free inquiry services; and

                         . furnishing telephone and internet transaction
                           services.

                      The risks we assume include:

                         . the risk that the death benefit will be greater than
                           the Surrender Value;

                         . the risk that the actual life-span of persons
                           receiving income payments under the contract will exceed the assumptions reflected in our guaranteed rates (these rates are incorporated in the contract and cannot be changed);

                         . the risk that more owners than expected will qualify
                           for waivers of the surrender charges; and

                         . the risk that our costs in providing the services
                           will exceed our revenues from contract charges (which cannot be changed by us).

                      The amount of a charge may not necessarily correspond to the costs associated with providing the services or benefits indicated by the designation of the charge. For example, the surrender charge we collect may not fully cover all the sales and distribution expenses we actually incur. We may also realize a profit on one or more of the charges. We may use any such profits for any corporate purpose, including the payment of sales expenses.

TRANSACTION
EXPENSES

SURRENDER CHARGE      We assess a surrender charge on total surrenders and
                      partial withdrawals of purchase payments taken within the first four years of receipt, unless you meet an available exception as described below. You pay this charge to compensate us for the losses we experience on contract distribution costs.

                      We calculate the surrender charge separately for each purchase payment. For purposes of calculating this charge, we assume that you withdraw purchase payments on a first-in, first-out basis. We deduct the surrender charge proportionately from the Subaccounts (excluding the GIS Subaccount(s) if the Guaranteed Income Rider is elected at the time of application). However, if there are insufficient assets in the Subaccounts (excluding the GIS Subaccount(s) if the Guaranteed Income Rider is elected), we will deduct the charge from all assets in the Guarantee Account. Charges taken from the Guarantee Account will be taken first from assets which have been in the Guarantee Account for the longest period of time. If the Guaranteed Income Rider is elected, any remaining withdrawals will then be deducted from the GIS Subaccount(s) from the segment that has been in effect for the shortest period of time.

                      The surrender charge is as follows:

           Number of Completed Years Surrender Charge as a Percentage
               Since We Received          of the Surrendered or
             the Purchase Payment       Withdrawn Purchase Payment
           ----------------------------------------------------------
                       0                            6%
                       1                            5%
                       2                            4%
                       3                            2%
                   4 or more                        0%
           ----------------------------------------------------------

                      We do not assess the surrender charge:

                         . on amounts of Contract Value representing gain (as
                           defined below);

                         . on free withdrawal amounts (as defined below);

                         . on surrenders or partial withdrawals taken under
                           Optional Payment Plan 1, Optional Payment Plan 2 (for a period of 5 or more years), or Optional Payment Plan 5; or

                         . if a waiver of surrender charge provision applies.

                      You may withdraw an amount equal to the greater of 10% of your total purchase payments or any amount withdrawn to meet minimum distribution requirements under the Code each contract year without a surrender charge (the "free withdrawal amount"). We will deduct amounts surrendered first from purchase payments in the contract and then from any gain earned. A surrender charge is not assessed on any amounts representing gain. The free withdrawal amount is not cumulative from contract year to contract year. (For tax purposes, a surrender is usually treated as a withdrawal of earnings first.) The free withdrawal amount will not apply to commutation value taken under the Payment Protection with Commutation Immediate and Deferred Variable Annuity Rider.

                      Further, we will waive the surrender charge if you annuitize the contract under Optional Payment Plan 1 (Life Income with Period Certain), Optional Payment Plan 2 (Income for a Fixed Period) provided that you select a fixed period of 5 years or more, or Optional Payment Plan 5 (Joint Life and Survivor Income). In addition, we will waive the surrender charges if you take income payments from the GIS Subaccount(s) pursuant to the terms of the Guaranteed Income Rider or if you take income payments pursuant to the terms of one of the Payment Protection Rider Options. We may also waive surrender charges for certain withdrawals made pursuant to one of the Guaranteed Minimum Withdrawal Benefit Rider Options. See the "Optional Payment Plans," "Surrenders and Partial Withdrawals -- Guaranteed Minimum Withdrawal Benefit Rider Options," "Income Payments -- Guaranteed Income Rider" and "Income Payments -- Payment Protection Rider Options" provisions of this prospectus.

                      We also will waive surrender charges arising from a surrender occurring before income payments begin if, at the time we receive the surrender request, we have received due proof that the Annuitant has a qualifying terminal illness, or has a qualifying confinement to a state licensed or legally operated hospital or inpatient nursing facility for a minimum period as set forth in the contract (provided the confinement began, or the illness was diagnosed, at least one year after the Contract
                      Date). If you surrender
                      the contract under the terminal illness waiver, please remember that we will pay your Contract Value, which could be less than the death benefit otherwise available. The terms and conditions of the waivers are set forth in your contract.

DEDUCTIONS
FROM THE
SEPARATE
ACCOUNT
                      We deduct from the Separate Account an amount, computed daily, at an annual rate of 1.70% of your daily net assets of the Separate Account. The charge consists of a mortality and expense risk charge at an effective annual rate of 1.55% and an administrative expense charge at an effective annual rate of 0.15%. The deductions from the Separate Account are reflected in your Contract Value.

GUARANTEED
INCOME RIDER
CHARGE
                      We charge you for expenses related to the Guaranteed Income Rider, if you elect this option at the time of application. This charge is deducted from the Separate Account, computed daily. For contracts issued on or after the later of April 29, 2005 or the date on which state insurance authorities approve applicable contract modifications, the charge is equal to an annual rate of 0.50% of the daily net assets of the Separate Account. For contracts issued on or after the later of May 1, 2003 or the date on which state insurance authorities approve applicable contract modifications, but prior to April 29, 2005 or the date on which state insurance authorities approve applicable contract modifications, the charge is equal to an annual rate of 0.40% of the daily net assets of the Separate Account. The deduction from the Separate Account is reflected in your Contract Value. You may elect to receive monthly income under this rider or you may elect to transfer the value in the GIS Subaccount(s) to another investment option under your contract and receive income payments. If you elect to transfer the value in the GIS Subaccount(s) to another investment option and receive income payments, the rider charge will end. The Guaranteed Income Rider may not be available in all states or in all markets.

CHARGES FOR THE
GUARANTEED
MINIMUM
WITHDRAWAL
BENEFIT
 RIDER OPTIONS



                      We charge you for expenses related to the Guaranteed Minimum Withdrawal Benefit Rider and the Guaranteed Minimum Withdrawal Benefit for Life Rider. Each rider is a separate rider with a separate charge. You cannot purchase both riders together. If you wish to elect either the Guaranteed Minimum Withdrawal Benefit Rider or the Guaranteed Minimum Withdrawal Benefit for Life Rider, you must do so at the time of application.

GUARANTEED MINIMUM    We assess a charge for the Guaranteed Minimum Withdrawal
WITHDRAWAL BENEFIT    Benefit Rider equal to an annualized rate of 0.50% of the
RIDER                 daily net assets of the Separate Account. The deduction
                      from the Separate Account is reflected in your Contract
                      Value. The charge for this rider continues even if you do not allocate assets in accordance with the prescribed Investment Strategy and the benefits you are eligible to receive are reduced. If you reset your benefit and allocate assets in accordance with the prescribed Investment Strategy available at that time, we will reset the charge for the rider, which may be higher than your previous charge, but will never exceed an annualized rate of 1.00% of your daily net assets in the Separate Account.

                      The Guaranteed Minimum Withdrawal Benefit Rider may not be available in all states or in all markets. We reserve the right to discontinue offering the Guaranteed Minimum Withdrawal Benefit Rider at any time and for any reason.

GUARANTEED MINIMUM    For contracts issued on or after the later of October 7,
 WITHDRAWAL BENEFIT   2005 or the date on which state insurance authorities
 FOR LIFE RIDER       approve applicable contract modifications, but prior to
                      May 1, 2006 or the date on which state insurance authorities approve applicable contract modifications, we assess a charge for the Guaranteed Minimum Withdrawal
                      Benefit for Life Rider equal to an annualized rate of 0.60% of the daily net assets of the Separate Account.
                      For contracts issued on or after the later of May 1, 2006 or the date on which state insurance authorities approve applicable contract modifications, we assess a charge for the Guaranteed Minimum Withdrawal Benefit for Life Rider equal to an annualized rate of 0.60% of the daily net assets of the Separate Account for single Annuitant contracts and 0.75% of the daily net assets of the Separate Account for Joint Annuitant contracts. Once a contract is a Joint Annuitant contract, and the Joint
                      Annuitant rider charge is applied, the Joint Annuitant rider charge will continue while the rider is in effect.

                      The deduction for the rider charge from the Separate Account is reflected in your Contract Value. The charge for this rider continues even if you do not allocate assets in accordance with the prescribed Investment Strategy and the benefits you are eligible to receive are reduced. If you reset your benefit and allocate assets in accordance with the prescribed Investment Strategy available at that time, we will reset the charge for the rider, which may be higher than your previous charge, but will never exceed an annualized rate of 2.00% of your daily net assets in the Separate Account.

                      The Guaranteed Minimum Withdrawal Benefit for Life Rider may not be available in all states or in all markets. We reserve the right to discontinue offering the Guaranteed Minimum Withdrawal Benefit for Life Rider at any time and for any reason.

CHARGES FOR
THE PAYMENT
PROTECTION
RIDER OPTIONS
                      We charge you for expenses related to the Payment Protection Rider and the Payment Protection with Commutation Immediate and Deferred Variable Annuity Rider. Each rider is a separate rider with a separate charge. You cannot purchase both riders together. If you wish to elect either the Payment Protection Rider or the Payment Protection with

                      Commutation Immediate and Deferred Variable Annuity Rider, you must do so at the time of application.

PAYMENT PROTECTION    We assess a charge for the Payment Protection Rider equal
 RIDER                to an annualized rate of 0.40% of the daily net assets of
                      the Separate Account. The deduction for the rider charge from the Separate Account is reflected in your Contract
                      Value and the value of your Annuity Units. The charge for this rider continues even if you do not allocate assets in accordance with the prescribed Investment Strategy and the benefits you are eligible to receive are reduced. If you reset your benefit and allocate assets in accordance with the prescribed Investment Strategy available at that time, we will reset the charge for the rider, which may be higher than your previous charge, but will never exceed an annual rate of 1.00%.

                      The Payment Protection Rider may not be available in all states or in all markets. We reserve the right to discontinue offering the Payment Protection Rider at any time and for any reason.

PAYMENT PROTECTION    We assess a charge for the Payment Protection with
WITH COMMUTATION      Commutation Immediate and Deferred Variable Annuity Rider
IMMEDIATE AND         equal to an annualized rate of 0.50% of the daily net
DEFERRED VARIABLE     assets of the Separate Account for single Annuitant
ANNUITY RIDER         contracts and 0.65% of the daily net assets of the
                      Separate Account for Joint Annuitant contracts. Once a contract is a Joint Annuitant contract, and the Joint
                      Annuitant rider charge is applied, the Joint Annuitant rider charge will continue while the rider is in effect.

                      The deduction for the rider charge from the Separate Account is reflected in your Contract Value and the value of your Annuity Units. The charge for this rider continues even if you do not allocate assets in accordance with the prescribed Investment Strategy and the benefits you are eligible to receive are reduced. If you reset your benefit and allocate assets in accordance with the prescribed Investment Strategy available at that time, we will reset the charge for the rider, which may be higher than your previous charge, but will never exceed an annual rate of 1.25%.

                      If you purchase the Payment Protection with Commutation Immediate and Deferred Variable Annuity Rider, after the Annuity Commencement Date you may request to terminate your contract and the rider and (assuming the right to cancel period has ended) receive the commuted value of your income payments in a lump sum (the "commutation value"). In calculating the commutation value, we assess a commutation charge. The amount of the commutation charge will be the surrender charge that would otherwise apply under the contract, in accordance with the surrender charge schedule.

OTHER CHARGES

                      For contracts issued on or after the later of May 1, 2003 or the date on which state insurance authorities approve applicable contract modifications, the following provisions apply:

CHARGE FOR THE        We charge you for expenses related to the Annual Step-Up
ANNUAL STEP-UP        Death Benefit Rider Option if you elect this option at
DEATH BENEFIT         the time of application. We deduct this charge against
RIDER OPTION          your assets in the Separate Account at each contract
                      anniversary and at surrender to compensate us for the increased risks and expenses associated with providing this death benefit rider. We will allocate the charge for the Annual Step-Up Death Benefit Rider Option among the
                      Subaccounts in the same proportion that your assets in each Subaccount bear to your total assets in the Separate
                      Account at the time we take the charge. If your assets in the Separate Account are not sufficient to cover the charge, we will deduct the charge first from your assets in the Separate Account, if any, and then from your assets in the Guarantee Account, if available, from the amounts that have been in the Guarantee Account for the longest period of time. At surrender, we will charge you a pro-rata portion of the annual charge. The charge for the Annual Step-Up Death Benefit Rider Option is an annual rate of 0.20% of your Contract Value at the time of the deduction.

CHARGE FOR THE        We charge you for expenses related to the 5% Rollup Death
5% ROLLUP DEATH       Benefit Rider Option if you elect this option at the time
BENEFIT RIDER         of application. We deduct this charge against your assets
OPTION                in the Separate Account at each contract anniversary and
                      at surrender to compensate us for the increased risks and expenses associated with providing this death benefit rider. We will allocate the charge for the 5% Rollup
                      Death Benefit Rider Option among the Subaccounts in the same proportion that your assets in each Subaccount bear to your total assets in the Separate Account at the time we take the charge. If your assets in the Separate
                      Account are not sufficient to cover the charge, we will deduct the charge first from your assets in the Separate
                      Account, if any, and then from your assets in the Guarantee Account, if available, from the amounts that have been in the Guarantee Account for the longest period of time. At surrender, we will charge you a pro-rata portion of the annual charge. The charge for the 5%
                      Rollup Death Benefit Rider Option is 0.30% of your
                      Contract Value at the time of the deduction.

CHARGE FOR THE        We charge you for expenses related to the Earnings
EARNINGS PROTECTOR    Protector Death Benefit Rider Option if you elect this
DEATH BENEFIT RIDER   option at the time of application. We deduct this charge
OPTION                against your assets in the Separate Account on each
                      contract anniversary and at surrender to compensate us for the increased risks and expenses associated with providing this death benefit rider. We will allocate the charge for the Earnings Protector Death Benefit Rider
                      Option among the Subaccounts in the same proportion that your assets in each

                      Subaccount bear to your total assets in the Separate Account at the time we take the charge. If your assets in the Separate Account are not sufficient to cover the charge, we will deduct the charge first from your assets in the Separate Account, if any, and then from your assets in the Guarantee Account, if available, from the amounts that have been in the Guarantee Account for the longest period of time. At surrender we will charge you a pro-rata portion of the annual charge. The charge for the Earnings Protector Death Benefit Rider Option is 0.30% of your Contract Value at the time of the deduction.

CHARGE FOR EARNINGS   We charge you for expenses related to the Earnings
PROTECTOR AND         Protector and Greater of Annual Step-Up and 5% Rollup
GREATER OF ANNUAL     Death Benefit Rider Option if you elect this option at
STEP-UP AND 5%        the time of application. We deduct this charge against
ROLLUP DEATH          your assets in the Separate Account on each contract
BENEFIT RIDER OPTION  anniversary and at surrender to compensate us for the increased risks and expenses associated with providing this death benefit rider. We will allocate the charge for the Earnings Protector and Greater of Annual Step-Up and
                      5% Rollup Death Benefit Rider Option among the
                      Subaccounts in the same proportion that your assets in each Subaccount bear to your total assets in the Separate
                      Account at the time we take the charge. If your assets in the Separate Account are not sufficient to cover the charge, we will deduct the charge first from your assets in the Separate Account, if any, and then from your assets in the Guarantee Account, if available, from the amounts that have been in the Guarantee Account for the longest period of time. At surrender, we will charge you a pro-rata portion of the annual charge. The charge for the Earnings Protector and Greater of Annual Step-Up and
                      5% Rollup Death Benefit Rider Option is 0.70% of your
                      Contract Value at the time of the deduction.

                      For contracts issued prior to May 1, 2003 or prior to the date on which state insurance authorities approve the applicable contract modifications, the following provision applies:

CHARGES FOR           We charge you for expenses related to the Optional Death
OPTIONAL DEATH        Benefit, the Optional Enhanced Death Benefit, and the
BENEFITS              Optional Guaranteed Minimum Death Benefit. We deduct
                      these charges against the Contract Value at each contract anniversary after the first and at full surrender to compensate us for the increased risks and expenses associated with providing the enhanced death benefit(s).

                      We will allocate the annual charges for the death benefit rider options, if elected, among the Subaccounts in the same proportion that your assets in each Subaccount bear to your total assets in all Subaccounts at the time we take the charge. If the assets in the Subaccounts are not sufficient to cover the charge(s), we will deduct the charge(s) first from the assets in the Subaccounts, if any, and then from the Guarantee Account (from the amounts that have been in the Guarantee Account for the longest period of time). At full surrender, we will charge you a pro-rata portion of the annual charge.

                      For the Optional Death Benefit, this charge is equal to 0.10% of the Contract Value at the time of the deduction. For the Optional Enhanced Death Benefit, we charge an amount equal to 0.20% of your average of the Contract Value at the beginning of the previous contract year and your Contract Value at the end of the previous contract year (upon full surrender, your average of the Contract Value at the beginning of the current contract year and your Contract Value on the date of surrender will be used). For the Optional Guaranteed Minimum Death Benefit, we charge an amount equal to 0.25% of your Contract Value at the time of the deduction.

                      The following provisions apply to all contracts:

DEDUCTIONS FOR        We will deduct charges for any premium tax or other tax
PREMIUM TAX           levied by any governmental entity from purchase payments
                      or Contract Value when the premium tax is incurred or when we pay proceeds under the contract (proceeds include surrenders, partial withdrawals, income payments and death benefit payments).

                      The applicable premium tax rates that states and other governmental entities impose on the purchase of an annuity are subject to change by legislation, by administrative interpretation or by judicial action. The premium tax generally depends upon the law of your state of residence. The tax generally ranges from 0.0% to 3.5%.

OTHER CHARGES         Each Portfolio incurs certain fees and expenses. To pay
AND DEDUCTIONS        for these expenses, the Portfolio makes deductions from
                      its assets. The deductions are described more fully in each Portfolio's prospectus.

                      In addition, we reserve the right to impose a charge of up to $10 per transfer after the first transfer in a calendar month. This charge is at our cost with no profit to us.

The Contract

                      The contract is an individual flexible premium variable deferred annuity contract. Your rights and benefits are described below and in the contract. There may be differences in your contract (such as differences in fees, charges and benefits) because of requirements of the state where we issued your contract. We will include any such differences in your contract.

PURCHASE OF
THE CONTRACT
                      If you wish to purchase a contract, you must apply for it through an authorized sales representative. The sales representative will send your completed application to us, and we will decide whether to accept or reject it. If we accept your application, our legally authorized officers prepare and execute a contract. We then send the contract to you through your sales representative. See the "Sale of the Contracts" provision of this prospectus.

                      If we receive a completed application and all other information necessary for processing a purchase order, we will apply your initial purchase payment no later than two business days after we receive the order. While attempting to finish an incomplete application, we may hold your initial purchase payment for no more than five business days. If the incomplete application cannot be completed within five days, we will inform you of the reasons, and will return your purchase payment immediately, unless you specifically authorize us to keep it until the application is complete. Once you complete your application, we must apply the initial purchase payment within two business days. We apply any additional purchase payments you make on the Valuation Day we receive them at our Home Office.

                      To apply for a contract, you must be of legal age in a state where we may lawfully sell the contracts and, if part of a plan, you must also be eligible to participate in any of the qualified or non-qualified retirement plans for which we designed the contracts. The Annuitant(s) cannot be older than age 85, unless we approve a different age. Various firms and financial institutions that sell our products have their own guidelines on when certain products are suitable and may impose issue age restrictions which are younger than those stated in our contracts and/or riders. We neither influence, nor agree or disagree with the age restrictions imposed by firms and financial institutions.

                      This contract may be used with certain tax qualified retirement plans. The contract includes attributes such as tax deferral on accumulated earnings. Qualified retirement plans provide their own tax deferral benefit; the purchase of this contract does not provide additional tax deferral benefits beyond those provided in the qualified plan. If you are purchasing this contract as a Qualified Contract, you should consider purchasing this contract for its death benefit, income benefits and other non-tax-related benefits. Please consult a tax adviser for information specific to your circumstances in order to determine whether the contract is an appropriate investment for you.

                      Purchasing the contract through a tax-free "Section 1035" exchange. Section 1035 of the Code generally permits you to exchange one annuity contract for another in a "tax-free exchange." Therefore, you can use the proceeds from another annuity contract to make purchase payments for this contract. Before making an exchange to acquire this contract, you should carefully compare this contract to your current contract. You may have to pay a surrender charge under your current contract to exchange it for this contract and this contract has its own surrender charges which would apply to you. The other fees and charges under this contract may be higher (or lower), and the benefits may be different, than those of your current contract. In addition, you may have to pay federal income and penalty taxes on the exchange if it does not qualify for Section 1035 treatment. You should not exchange another contract for this contract unless you determine, after evaluating all of the facts, that the exchange is in your best interest. Please note that the person who sells you this contract generally will earn a commission.

OWNERSHIP
                      As owner, you have all rights under the contract, subject to the rights of any irrevocable beneficiary. You may name a joint owner for a Non-Qualified Contract. Joint owners have equal undivided interests in their contract. That means that each may exercise any ownership rights on behalf of the other, except ownership changes. Joint owners also have the right of survivorship. This means if a joint owner dies, his or her interest in the contract passes to the surviving owner. You must have our approval to add a joint owner after we issue the contract. We may require additional information if joint ownership is requested after the contract is issued.

                      Subject to certain restrictions imposed by electable rider options and as otherwise stated below, before the Annuity Commencement Date, you may change:

                         . your Annuity Commencement Date;

                         . your optional payment plan;

                         . the allocation of your investments among the
                           Subaccounts and/or the Guarantee Account, if available (subject to certain restrictions listed in your contract and in the "Transfers" provision); and

                         . the owner, joint owner, primary beneficiary, and
                           contingent beneficiary (unless the primary beneficiary or contingent beneficiary is named as an irrevocable beneficiary) upon written notice to the Home Office, provided you reserved this right and the Annuitant(s) is living at the time of the request. If you change a beneficiary, your payment plan selection will no longer be in effect unless you request that it continue. In addition, during the Annuitant(s) life, you can change any non-natural owner to another non-natural owner. Changing the owner or joint owner may have tax consequences and you should consult a tax adviser before doing so.

                      Neither the Annuitant nor the Joint Annuitant can be changed.

                      We must receive your request for a change in a form satisfactory to us. The change will take effect as of the date you sign the request. The change will be subject to any payment made before we recorded the change. Please note that if you elect the Guaranteed Income Rider Option at the time of application, you may not change your scheduled Income Start Date or your optional payment plan. In addition, withdrawals and/or transfers from the GIS Subaccount(s) will lower your guaranteed income floor and cause you to lose your right to continue to make scheduled transfers into the segment from which the withdrawal and/or transfer was made. If you elect one of the Payment Protection Rider Options or one of the Guaranteed Minimum Withdrawal Benefit Rider Options at the time of application, the benefits you receive under such rider may be reduced if your assets are not allocated in accordance with the Investment Strategy prescribed by your rider. If you elect the Payment Protection Rider, you may change the Income Start Date as long as the new Income Start Date occurs on a contract anniversary at least 36 months after the latest reset date of the benefit base or 36 months after the date we receive your last purchase payment. You may not, however, change the optional payment plan once elected at the time of application.

ASSIGNMENT
                      An owner of a Non-Qualified Contract may assign some or all of his or her rights under the contract. However, an assignment must occur before any income payments begin and while the Annuitant is still living. Once proper notice of the assignment is recorded by our Home Office, the assignment will become effective as of the date the written request was signed.

                      Qualified Contracts, IRAs and Tax Sheltered Annuities may not be assigned, pledged or otherwise transferred except where allowed by law.

                      If you elect one of the Payment Protection Rider Options or one of the Guaranteed Minimum Withdrawal Benefit Rider Options, our Home Office must approve any assignment, unless such assignment was made pursuant to a court order.

                      The Guaranteed Income Rider will terminate upon assignment of the contract unless such assignment is a result of legal process. Upon termination of the Guaranteed

                      Income Rider, all assets in the GIS Subaccount(s) will be transferred to the GE Investments Funds, Inc. -- Money Market Fund as of the Valuation Day the assignment is received. (If the assignment is received on a non-Valuation Day, the assets will be transferred on the next Valuation Day.)

                      We are not responsible for the validity or tax consequences of any assignment. We are not liable for any payment or settlement made before the assignment is recorded. Assignments will not be recorded until our Home Office receives sufficient direction from the Owner and the assignee regarding the proper allocation of contract rights.

                      Amounts pledged or assigned will be treated as distributions and will be included in gross income to the extent that the Contract Value exceeds the investment in the contract for the taxable year in which it was pledged or assigned. Amounts assigned may be subject to an IRS tax penalty equal to 10% of the amount included in gross income.

                      Assignment of the entire Contract Value may cause the portion of the contract exceeding the total investment in the contract and previously taxed amounts to be included in gross income for federal income tax purposes each year that the assignment is in effect.

PURCHASE
PAYMENTS
                      You may make purchase payments at any frequency and in the amount you select, subject to certain restrictions, including restrictions that may be imposed by terms of elected riders. You must obtain our approval before you make total purchase payments for an Annuitant age 79 or younger that exceed $2,000,000. If any Annuitant is age 80 or older at the time of payment, the total amount not subject to prior approval is $1,000,000. Purchase payments may be made at any time prior to the Annuity Commencement Date, the surrender of the contract, or the death of the owner (or joint owner, if applicable), whichever comes first. We reserve the right to refuse to accept a purchase payment for any lawful reason and in a manner that does not unfairly discriminate against similarly situated purchasers.

                      The minimum initial purchase payment is $10,000 ($2,000 if your contract is an IRA contract). We may accept a lower initial purchase payment in the case of certain group sales. Each additional purchase payment must be at least $500 for Non-Qualified Contracts ($200 if paid by electronic fund transfers), $50 for IRA contracts and $100 for other Qualified Contracts.

VALUATION DAY
AND VALUATION
PERIOD
                      We will value Accumulation and Annuity Units once daily as of the close of regular trading (currently 4:00 p.m. Eastern time) for each day the New York Stock Exchange is open, except for days on which a Portfolio does not value its shares. If a Valuation Period contains more than one day, the unit values will be the same for each day in the Valuation Period.

ALLOCATION OF
PURCHASE
PAYMENTS
                      We place purchase payments into the Subaccounts, each of which invests in shares of a corresponding Portfolio. In addition, for those contracts issued prior to September 2, 2003, or prior to the date state insurance authorities approve applicable contract modifications, you may allocate purchase payments to the Guarantee Account.

                      You may allocate purchase payments to up to 20 Subaccounts and, if available, the Guarantee Account, at any one time. If you have elected the Guaranteed Income Rider, you may not allocate purchase payments directly to the GIS Subaccount(s); such allocations to the GIS Subaccount(s) must be made by scheduled transfers pursuant to pro rata scheduled transfers from all other Subaccounts in which you have assets. If you have elected one of the Payment Protection Rider Options or one of the Guaranteed Minimum Withdrawal Benefit Rider Options, you must allocate all purchase payments in accordance with the Investment Strategy prescribed by each rider in order to obtain the full benefit of the rider. The benefits you receive under the rider may be reduced if your purchase payments are not allocated in accordance with the Investment Strategy. See the "Surrenders and Partial Withdrawals -- Guaranteed Minimum Withdrawal Benefit Rider Options" and "Income Payments -- Payment Protection Rider Options" provisions in the prospectus. The percentage of any purchase payment that you can put into any one Subaccount or interest rate guarantee period must equal a whole percentage and cannot be less than $100.

                      Upon allocation to the appropriate Subaccounts, we convert purchase payments into Accumulation Units. We determine the number of Accumulation Units credited by dividing the amount allocated to each Subaccount by the value of an Accumulation Unit for that Subaccount on the Valuation Day on which we receive any additional purchase payment at our Home Office. The number of Accumulation Units determined in this way is not changed by any subsequent change in the value of an Accumulation Unit. However, the dollar value of an Accumulation Unit will vary depending not only upon how well the Portfolio's investments perform, but also upon the charges of the Separate Account and the Portfolios.

                      You may change the allocation of subsequent purchase payments at any time, without charge, by sending us acceptable notice. The new allocation will apply to any purchase payments made after we receive notice of the change.

VALUATION OF
ACCUMULATION
UNITS
                      Partial withdrawals, surrender and/or payment of the death benefit all result in the cancellation of an appropriate number of Accumulation Units. We cancel Accumulation Units as of the end of the Valuation Period in which we receive notice or instructions with regard to the partial withdrawal, surrender or payment of a death benefit. The Accumulation Unit value at the end of every Valuation Day equals the Accumulation Unit value at the end of the preceding Valuation Day multiplied by the net investment factor (described below). We arbitrarily set the Accumulation Unit value at the inception of the Subaccount at $10. On any Valuation Day, we determine your Subaccount value by multiplying the number of Accumulation Units attributable to your contract by the Accumulation Unit value for that day.

                      The net investment factor is an index used to measure the investment performance of a Subaccount from one Valuation Period to the next. The net investment factor for any Subaccount for any Valuation Period reflects the change in the net asset value per share of the Portfolio held in the Subaccount from one Valuation Period to the next, adjusted for the daily deduction of the mortality and expense risk charges and administrative expense charge from assets in the Subaccount. If any "ex-dividend" date occurs during the Valuation Period, we take into account the per share amount of any dividend or capital gain distribution so that the unit value is not impacted. Also, if we need to reserve money for taxes, we take into account a per share charge or credit for any taxes reserved for which we determine to have resulted from the operations of the Subaccount.

                      The value of an Accumulation Unit may increase or decrease based on the net investment factor. Changes in the net investment factor may not be directly proportional to changes in the net asset value of the Portfolio because of the deduction of Separate Account charges. Though the number of Accumulation Units will not change as a result of investment experience, the value of an Accumulation Unit may increase or decrease from Valuation Period to Valuation Period. See the Statement of Additional Information for more details.

Transfers

                      The Guarantee Account is not available for contracts issued on or after the later of September 2, 2003, or the date on which state insurance authorities approve applicable contract modifications. Consequently, the provisions below regarding transfers to and from the Guarantee Account (including transfers made from the Guarantee Account to the Subaccounts pursuant to a Dollar Cost Averaging Program) only apply to contracts issued prior to September 2, 2003, or prior to the date state insurance authorities approve applicable contract modifications.

TRANSFERS
BEFORE THE
ANNUITY
COMMENCEMENT
DATE
                      All owners may transfer all or a portion of their assets between and among the Subaccounts of the Separate Account and the Guarantee Account on any Valuation Day prior to the Annuity Commencement Date, subject to certain conditions that are stated below. Owners may not, however, transfer assets in the Guarantee Account from one interest rate guarantee period to another interest rate guarantee period. If you elect the Guaranteed Income Rider, once you make a transfer from a segment that corresponds to a GIS Subaccount, you may not make subsequent purchase payments or transfers to that segment corresponding to that GIS Subaccount. If you elect one of the Payment Protection Rider Options or one of the Guaranteed Minimum Withdrawal Benefit Rider Options, the benefits you receive under such rider may be reduced if, after a transfer, your assets are not allocated in accordance with the prescribed Investment Strategy.

                      We process transfers among the Subaccounts and between the Subaccounts and the Guarantee Account as of the end of the Valuation Period that we receive the transfer request in good order at our Home Office. There may be limitations placed on multiple transfer requests made at different times during the same Valuation Period involving the same Subaccounts or the Guarantee Account. We may postpone transfers to, from or among the Subaccounts and/or the Guarantee Account under certain circumstances. See the "Requesting Payments" provision of this prospectus.

TRANSFERS FROM
THE GUARANTEE
ACCOUNT TO THE
SUBACCOUNTS
                      We may limit and/or restrict transfers from the Guarantee Account to the Subaccounts. For any allocation from the Guarantee Account to the Subaccounts, the limited amount will not be less than any accrued interest on that allocation plus 25% of the original amount of that allocation. Unless you are participating in a Dollar Cost Averaging program (see the "Dollar Cost Averaging Program" provision), you may make such transfers only during the 30 day period beginning with the end of the preceding interest rate guarantee period applicable to that particular allocation. We also may limit the amount that you may transfer to the Subaccounts.

TRANSFERS
FROM THE
SUBACCOUNTS TO
THE GUARANTEE
ACCOUNT
                      We may also restrict certain transfers from the Subaccounts to the Guarantee Account. We reserve the right to prohibit or limit transfers from a Subaccount to the Guarantee Account during the six-month period following the transfer of any amount from the Guarantee Account to any Subaccount.


TRANSFERS
AMONG THE
SUBACCOUNTS
                      All owners may submit 12 Subaccount transfers each calendar year by voice response, Internet, telephone, facsimile, U.S. Mail or overnight delivery service. Once such 12 Subaccount transfers have been executed, a letter will be sent notifying owners that they may submit additional transfers only in writing by U.S. Mail or by overnight delivery service. Transfer requests sent by same day mail, courier service, Internet, telephone or facsimile will not be accepted under any circumstances. Once we receive your mailed transfer request, such transfer cannot be cancelled. We also will not cancel transfer requests that have not yet been received, i.e., you may not call to cancel a transfer request sent by U.S. Mail or overnight delivery service. If you wish to change a transfer request sent by U.S. Mail or overnight delivery service, such change must also be sent in writing by U.S. Mail or by overnight delivery service. We will process that transfer request as of the Valuation Day the new transfer request is received at our Home Office.

                      Currently, we do not charge for transfers. However, we reserve the right to assess a charge of up to $10 per transfer after the first transfer in a calendar month. The minimum transfer amount is $100 or the entire balance in the Subaccount or interest rate guarantee period if the transfer will leave a balance of less than $100.

                      We also reserve the right to not honor your transfer request if your transfer is a result of more than one trade involving the same Subaccount within a 30 day period. We will generally invoke this right when either the Portfolio(s) or we see a pattern of frequent transfers between the same Portfolios within a short period of time (i.e., transfers among the same Subaccounts occur within five to 15 days of each other).

                      In addition, we may not honor transfers made by third parties. See the "Transfers by Third Parties" provision of this prospectus.

                      If a transfer request is not processed, a letter will be sent notifying you that your transfer request was not honored. If we do not honor a transfer request, we will not count that request as a transfer for purposes of the 12 transfers allowed each calendar year as described in the previous paragraphs.

                      When thinking about a transfer of assets, you should consider the inherent risks involved. Frequent transfers based on short-term expectations may increase the risk that you will make a transfer at an inopportune time. Also, because certain restrictions on transfers are applied at the discretion of the Portfolios in which the Subaccount invests, it is possible that owners will be treated differently and there could be inequitable treatment among owners if a Portfolio does not apply equal treatment to all shareholders. See the "Special Note on Frequent Transfers" provision of this prospectus.

                      These restrictions will apply to all owners and their designated third party(ies), unless such transfer is being made pursuant to:

                        (1) a Dollar Cost Averaging program;

                        (2) a Portfolio Rebalancing program;

                        (3) the terms of an approved Fund substitution or Fund
                            liquidation; or

                        (4) a Portfolio's refusal to allow the purchase of
                            shares, either on behalf of an individual owner or the entire Separate Account, in which case, the Portfolio's refusal to allow the purchase of shares will not be considered a transfer for calculation of the 12 transfers allowed per calendar year by voice response, telephone, facsimile, U.S. Mail or overnight delivery service.

                      In addition, the restrictions and charges listed above do not apply to any:

                        (1) scheduled transfers made to the GIS Subaccount(s)
                            pursuant to the terms of the Guaranteed Income Rider; or

                        (2) transfers made among the Subaccounts pursuant to
                            automatic rebalancing of assets made under the terms of one of the Payment Protection Rider Options or one of the Guaranteed Minimum Withdrawal Benefit Rider Options.

                      Sometimes, we will not honor transfer requests. We will not honor a transfer request if:

                        (1) any Subaccount that would be affected by the
                            transfer is unable to purchase or to redeem shares of the Portfolio in which the Subaccount invests; or

                        (2) the transfer would adversely affect unit values.

                      The affected Portfolio(s) determine whether these items apply.

                      We will treat all owners equally with respect to transfer requests.

TELEPHONE/
INTERNET
TRANSACTIONS
                      All owners may make their first 12 transfers in any calendar year among the Subaccounts or between the Subaccounts and the Guarantee Account by calling or electronically contacting us. Transactions that can be conducted over the telephone and Internet include, but are not limited to:

                        (1) the first 12 transfers of assets among the
                            Subaccounts or between the Subaccounts and the Guarantee Account in any calendar year (this includes any changes in purchase payment allocations when such changes include a transfer of assets);

                        (2) Dollar Cost Averaging; and

                        (3) Portfolio Rebalancing.

                      We employ reasonable procedures to confirm that instructions we receive are genuine. Such procedures may include, but are not limited to:

                        (1) requiring you or a third party to provide some form
                            of personal identification before we act on the telephone/Internet instructions;

                        (2) confirming the telephone/Internet transaction in
                            writing to you or a third party you authorized;
                            and/or

                        (3) tape recording telephone instructions or retaining
                            a record of your electronic request.

                      We reserve the right to limit or prohibit telephone and Internet transactions.

                      We will delay making a payment or processing a transfer request if:

                        (1) the disposal or valuation of the Separate Account's
                            assets is not reasonably practicable because the New York Stock Exchange is closed;

                        (2) on nationally recognized holidays, trading is
                            restricted by the New York Stock Exchange;

                        (3) an emergency exists making the disposal or
                            valuation of securities held in the Separate
                            Account impracticable; or

                        (4) the SEC by order permits postponement of payment to
                            protect our owners.

                      Rules and regulations of the SEC will govern as to when the conditions described in (3) and (4) above exist. If we are closed on days when the New York Stock Exchange is open, Contract Value may be affected since owners will not have access to their account.

CONFIRMATION OF
TRANSACTIONS
                      We will not be liable for following instructions that we reasonably determine to be genuine. We will send you a confirmation of any transfer we process. You are responsible for verifying transfer confirmations and notifying us of any errors within 30 days of receiving the confirmation statement.

SPECIAL NOTE
ON RELIABILITY
                      Please note that the Internet or our telephone system may not always be available. Any computer or telephone system, whether it is ours, yours, your service provider's, or your registered representative's, can experience unscheduled outages or slowdowns for a variety of reasons. These outages or slowdowns may delay or prevent our processing of your request. Although we have taken precautions to help our systems handle heavy use, we cannot promise complete reliability under all circumstances. If you are experiencing problems, you can make your transaction request by writing our Home Office.

TRANSFERS BY
THIRD PARTIES
                      As a general rule and as a convenience to you, we allow you to give third parties the right to conduct transfers on your behalf. However, when the same third party possesses this ability on behalf of many owners, the result can be simultaneous transfers involving large amounts of assets. Such transfers can disrupt the orderly management of the Portfolios underlying the contract, can result in higher costs to owners, and are generally not compatible with the long-range goals of owners. We believe that such simultaneous transfers effected by such third parties are not in the best interests of all beneficial shareholders of the Portfolios, and the management of the Portfolios share this position.

                      We have procedures to assure that the transfer requests that we receive have, in fact, been made by the owners in whose names they are submitted.

                      Consequently, we may refuse transfers made by third parties on behalf of an owner in a number of circumstances, which include but are not limited to:

                        (1) transfers made on behalf of many owners by one
                            third party (or several third parties who belong to the same firm) where the transfer involves the same Subaccounts and large amounts of assets;

                        (2) when we have not received adequate authorization
                            from the owner allowing a third party to make transfers on his or her behalf; and

                        (3) when we believe, under all facts and circumstances
                            received, that the owner or his or her authorized agent is not making the transfer.

                      We require documentation to provide sufficient proof that the third party making the trade is in fact duly authorized by the owner. This information includes, but is not limited to:

                        (1) documentation signed by the owner or a court
                            authorizing a third party to act on the owner's behalf;

                        (2) passwords and encrypted information;

                        (3) additional owner verification when appropriate; and

                        (4) recorded conversations.

                      We will not be held liable for refusing a transfer made by a third party when we have a reasonable basis for believing such third party is not authorized to make a transfer on the owner's behalf or we have a reasonable basis for believing the third party is acting in a fraudulent manner.

SPECIAL NOTE ON
FREQUENT
TRANSFERS
                      The Separate Account does not accommodate frequent transfers of Contract Value among Subaccounts. When owners or someone on their behalf submit requests to transfer all or a portion of their assets between Subaccounts, the requests result in the purchase and redemption of shares of the Portfolios in which the Subaccounts invest. Frequent Subaccount transfers, therefore, cause corresponding frequent purchases and redemptions of shares of the Portfolios.

                      Frequent purchases and redemptions of shares of the Portfolios can dilute the value of a Portfolio's shares, disrupt the management of the Portfolio's investment portfolio, and increase brokerage and administrative costs. Accordingly, when an owner or someone on their behalf engages in frequent Subaccount transfers, other owners and persons with rights under the contracts (such as the beneficiaries) may be harmed.

                      The Separate Account discourages frequent transfers, purchases and redemptions. To discourage frequent Subaccount transfers, we adopted the policy described in the "Transfers Among the Subaccounts" section. This policy requires owners who request more than 12 Subaccount transfers in a calendar year to submit such requests in writing by U.S. Mail or by overnight delivery service (the "U.S. Mail requirement"). The U.S. Mail requirement creates a delay of at least one day between the time transfer decisions are made and the time such transfers are processed. This delay is intended to discourage frequent Subaccount transfers by limiting the effectiveness of abusive "market timing" strategies (in particular, "time-zone" arbitrage) that rely on "same-day" processing of transfer requests.

                      In addition, we will not honor transfer requests if any Subaccount that would be affected by the transfer is unable to purchase or redeem shares of the Portfolio in which the Subaccount invests or if the transfer would adversely affect Accumulation Unit values. Whether these restrictions apply is determined by the affected Portfolio(s), and although we apply the restrictions uniformly when we receive information from the Portfolio(s), we cannot guarantee that the Portfolio(s) will apply their policies and procedures in a uniform basis.

                      There can be no assurance that the U.S. Mail requirement will be effective in limiting frequent Subaccount transfers or that we can prevent all frequent Subaccount transfer activity that may adversely affect owners, other persons with material rights under the contracts, or Portfolio shareholders generally. For instance, imposing the U.S. Mail requirement after 12 Subaccount transfers may not be restrictive enough to deter owners seeking to engage in abusing market timing strategies.

                      We may revise our frequent Subaccount transfer policy and related procedures, at our sole discretion, at any time and without prior notice, as we deem necessary or appropriate to better detect and deter frequent transfer activity that may adversely affect owners, other persons with material rights under the contracts, or Portfolio shareholders generally, to comply with state or federal regulatory requirements, or to impose additional or alternative restrictions on owners engaging in frequent Subaccount transfers. For example, we may invoke our right to refuse transfers if the transfer involves the same Subaccount within a 30 day period and/or we may change our procedures to monitor for a different number of transfers within a specified time period or to impose a minimum time period between each transfer.

                      There are inherent risks that changing our policies and procedures in the future may not be effective in limiting frequent Subaccount transfers. We will not implement any policy and procedure at the contract level that discriminates among owners; however, we may be compelled to adopt policies and procedures adopted by the Portfolios on behalf of the Portfolios and we will do so unless we cannot service such policies and procedures or we believe such policies and procedures contradict state or federal regulations or such policies and procedures contradict with the terms of your contract.

                      As stated in the previous paragraph, each of the Portfolios in which the Subaccounts invest may have its own policies and procedures with respect to frequent purchases and redemption of Portfolio shares. The prospectuses for the Portfolios describe any such policies and procedures. For example, a Portfolio may impose redemption fees. The frequent trading policies and procedures of a Portfolio may be different, and more or less restrictive, than the frequent trading policies and procedures of other Portfolios and the policies and procedures we have adopted to discourage frequent Subaccount transfers. Under rules recently adopted by the SEC, effective October 16, 2006, we are required to enter into a written agreement with each Portfolio or its principal underwriter that will obligate us to provide promptly, upon request by the Portfolio, certain information to the Portfolio about the trading activity of individual contract owners. We must then execute any instructions from the Portfolio to restrict or prohibit further purchases or transfers by a specific contract owner of Accumulation Units or Annuity Units of the Subaccount that invests in that Portfolio, where such contract owner has been identified by the Portfolio as having engaged in transactions (indirectly through such Subaccount) that violate policies established by the Portfolio for the purpose of eliminating or reducing any dilution of the value of the outstanding shares of the Portfolio. We will inform any contract owners whose future purchases and transfers of a Subaccount's units have been restricted or prohibited by a Portfolio. Owners should be aware that we may not have the operational capability to monitor owners' Subaccount transfer requests and apply the frequent trading policies and procedures of the respective Portfolios that would be affected by the transfers. Accordingly, owners and other persons who have material rights under the contracts should assume that the sole protection they may have against potential harm from frequent Subaccount transfers is the protection, if any, provided by the policies and procedures we have adopted to discourage frequent Subaccount transfers.

                      Owners and other persons with material rights under the contracts also should be aware that the purchase and redemption orders received by the Portfolios generally are "omnibus" orders from intermediaries such as retirement plans or separate accounts funding variable insurance contracts. These omnibus orders reflect the aggregation and netting of multiple orders from individual retirement plan participants and/or individual owners of variable insurance contracts. The omnibus nature of these orders may limit the Portfolios' ability to apply their respective frequent trading policies and procedures. We cannot guarantee that the Portfolios will not be harmed by transfer activity relating to the retirement plans and/or other insurance companies that may invest in the Portfolios. In addition, if a Portfolio believes an omnibus order we submit may reflect one or more Subaccount transfer requests from owners engaged in frequent transfer activity, the Portfolio may reject a portion of or the entire omnibus order. If a Portfolio rejects part of an omnibus order it believes is attributable to transfers that exceed its market timing policies and procedures, it will return the amount to us, and we will credit the amount to the owner as of the Valuation Day of our receipt of the amount. You may realize a loss if the unit value on the Valuation Day we credit the amount back to your account has increased since the original date of your transfer.

                      We apply our policies and procedures without exception, waiver, or special arrangement.

DOLLAR COST
AVERAGING
PROGRAM
                      The Dollar Cost Averaging program permits you to systematically transfer on a monthly or quarterly basis a set dollar amount from the Subaccount investing in the GE Investments Funds, Inc. -- Money Market Fund and/or the Guarantee Account to any combination of other available Subaccounts (as long as the total number of Subaccounts used does not exceed the maximum number allowed under the contract). The Dollar Cost Averaging method of investment is designed to reduce the risk of making purchases only when the price of units is high, but you should carefully consider your financial ability to continue the program over a long enough period of time to purchase Accumulation Units when their value is low as well as when it is high. Dollar Cost Averaging does not assure a profit or protect against a loss.

                      You may participate in the Dollar Cost Averaging program:

                        (1) by electing it on your application; or

                        (2) by contacting an authorized sales representative; or

                        (3) by calling us at (800) 352-9910.

                      To use the program, you must transfer at least $100 from the Subaccount investing in the GE Investments Funds, Inc. -- Money Market Fund and/or interest rate guarantee period with each transfer.

                      The Dollar Cost Averaging program will begin 30 days after we receive all required forms with your instructions and any necessary purchase payment unless we allow an earlier date. We will discontinue your participation in the Dollar Cost Averaging program:

                         . on the business day we receive your request to
                           discontinue the program in writing or by telephone (assuming we have your telephone authorization form on file);

                         . when the assets in the Subaccount investing in the
                           GE Investments Funds, Inc. -- Money Market Fund and/or interest rate guarantee period from which transfers are being made are depleted.

                      If you Dollar Cost Average from the Guarantee Account, we reserve the right to determine the amount of each automatic transfer. We also reserve the right to transfer any remaining portion of an allocation used for Dollar Cost Averaging to a new interest rate guarantee period upon termination of the Dollar Cost Averaging program for that allocation. You may not transfer from one interest rate guarantee period to another interest rate guarantee period.

                      We also reserve the right to credit a higher rate of interest on purchase payments allocated to the Guarantee Account that participate in the Dollar Cost Averaging program. We refer to this higher interest as Enhanced Dollar Cost Averaging. The Dollar Cost Averaging program and/or the Enhanced Dollar Cost Averaging program may not be available in all states and in all markets or through all broker-dealers who sell the contracts. If you terminate the Enhanced Dollar Cost Averaging program prior to the depletion of assets from the Guarantee Account, we have the right to credit the remaining assets in the Guarantee Account the current interest rate being credited to all other Guarantee Account assets not participating in Enhanced Dollar Cost Averaging as of that Valuation Day.

                      There is no additional charge for Dollar Cost Averaging. A transfer under this program is not a transfer for purposes of assessing a transfer charge or for calculating the maximum number of transfers we may allow in a calendar year.

                      We may, from time to time, offer various Dollar Cost Averaging programs. We reserve the right to discontinue new Dollar Cost Averaging programs or to modify such programs at any time and for any reason. We also reserve the right to prohibit simultaneous participation in the Dollar Cost Averaging program and Systematic Withdrawal program.

                      Dollar Cost Averaging is not available if you have elected one of the Payment Protection Rider Options or one of the Guaranteed Minimum Withdrawal Benefit Rider Options and you are allocating assets in accordance with the prescribed Investment Strategy.

                      Owners considering participating in a Dollar Cost Averaging program should call (800) 352-9910 or an authorized sales representative to verify the availability of Dollar Cost Averaging.

PORTFOLIO
REBALANCING
PROGRAM
                      Once your purchase payment has been allocated among the Subaccounts, the performance of each Subaccount may cause your allocation to shift. You may instruct us to automatically rebalance on a quarterly, semi-annual or annual basis your assets among the Subaccounts to return to the percentages specified in your allocation instructions. Your percentage allocations must be in whole percentages. The program does not include allocations to the Guarantee Account. You may elect to participate in the Portfolio Rebalancing program at any time by completing the Portfolio Rebalancing form. You may not participate in the Portfolio Rebalancing program if you have elected one of the Payment Protection Rider Options or one of the Guaranteed Minimum Withdrawal Benefit Rider Options and you are allocating assets in accordance with the prescribed Investment Strategy.

                      Subsequent changes to your percentage allocations may be made at any time by written or telephone instructions to our Home Office. Once elected, Portfolio

                      Rebalancing remains in effect from the date we receive your written request until you instruct us to discontinue Portfolio Rebalancing. There is no additional charge for using Portfolio Rebalancing, and we do not consider Portfolio Rebalancing a transfer for purposes of assessing a transfer charge or for calculating the maximum number of transfers permitted in a calendar year. We reserve the right to discontinue or modify the Portfolio Rebalancing program at any time and for any reason. We also reserve the right to exclude specific Subaccounts from Portfolio Rebalancing. We will discontinue your participation in Portfolio Rebalancing if:

                         . you elected one of the Payment Protection Rider
                           Options or one of the Guaranteed Minimum Withdrawal Benefit Rider Options at the time of application; and

                         . you reset your benefit by reallocating assets in
                           accordance with a prescribed Investment Strategy following a period of allocating assets outside of the prescribed Investment Strategy.

                      We will discontinue your participation as of the Valuation Day the reset occurs. Portfolio Rebalancing does not guarantee a profit or protect against a loss.

GUARANTEE
ACCOUNT
INTEREST SWEEP
PROGRAM
                      For contracts issued prior to September 2, 2003, or prior to the date on which state insurance authorities approve applicable contract modifications, you may instruct us to transfer interest earned on your assets in the Guarantee Account to the Subaccounts to which you are allocating purchase payments, in accordance with your allocation instructions in effect on the date of the transfer any time before the Annuity Commencement Date. You must specify the frequency of the transfers (either monthly, quarterly, semi-annually, or annually).

                      The minimum amount in the Guarantee Account required to elect this option is $1,000, but may be reduced at our discretion. The transfers under this program will take place on the last calendar day of each period.

                      You may participate in the interest sweep program at the same time you participate in either the Dollar Cost Averaging program or the Portfolio Rebalancing program. If any interest sweep transfer is scheduled for the same day as a Portfolio Rebalancing transfer, the interest sweep transfer will be processed first.

                      We may limit the amount you may transfer from the Guarantee Account to the Subaccounts for any particular allocation. See the "Transfers" provision in this prospectus. We will not process an interest sweep transfer if that transfer would exceed the amount permitted to be transferred.

                      You may cancel your participation in the interest sweep program at any time by writing or calling our Home Office at the address or telephone number listed on page 1 of this prospectus. We will automatically cancel your participation in the program if your assets in the Guarantee Account are less than $1,000 or such lower amount as we may determine.

                      There is no additional charge for the interest sweep program. We do not consider interest sweep transfers a transfer for purposes of assessing a transfer charge or for calculating the maximum number of transfers permitted in a calendar year. This program does not assure a profit or protect against a loss.

Surrenders and Partial Withdrawals

SURRENDERS AND
PARTIAL
WITHDRAWALS
                      We will allow you to surrender your contract or to partially withdraw a portion of your Contract Value at any time before the Annuity Commencement Date upon your written request, subject to the conditions discussed below.

                      We will not permit a partial withdrawal that is less than $100 or a partial withdrawal that would reduce your Contract Value to less than $5,000. If your partial withdrawal request would reduce your Contract Value to less than $5,000, we will surrender your contract in full. Different limits and other restrictions may apply to Qualified Contracts.

                      The amount payable on full surrender of the contract is the Surrender Value at the end of the Valuation Period during which we receive the request. The Surrender Value equals:

                        (1) your Contract Value (after deduction of any charges
                            for the optional rider(s), if applicable) on the Valuation Day we receive a request for surrender; less

                        (2) any applicable surrender charge; less

                        (3) any applicable premium tax.

                      We may pay the Surrender Value in a lump sum or under one of the optional payment plans specified in the contract, based on your instructions.

                      If you are taking a partial withdrawal, you may indicate, in writing, electronically, or by calling our Home Office, from which Subaccounts or interest rate guarantee periods we are to take your partial withdrawal. If you do not so specify, we will deduct the amount of the partial withdrawal first from the Subaccounts (excluding the GIS Subaccount(s) if the Guaranteed Income Rider is elected at the time of application) on a pro-rata basis in proportion to your assets allocated to the Separate Account. If you elect one of the Payment Protection Rider Options or one of the Guaranteed Minimum Withdrawal Benefit Rider Options and take a partial withdrawal, we will rebalance Contract Value to the Subaccounts in accordance with the allocation of Contract Value in effect prior to the partial withdrawal, unless you instruct us otherwise. If, after a partial withdrawal and such instructions, your Contract Value is not allocated in accordance with the prescribed Investment Strategy, the benefit you receive under the rider may be reduced. (If your contract was issued prior to September 2, 2003, we will deduct any remaining amount from the Guarantee Account. We will take deductions from the Guarantee Account from the amounts (including any interest credited to such amounts) which have been in the Guarantee Account for the longest period of time.) If the Guaranteed Income Rider is elected at the time of application, withdrawals will then be deducted from the GIS Subaccount(s) from the segment that has been in effect for the shortest period of time. When taking a partial withdrawal, any applicable surrender charges and/or applicable premium tax will be taken from the amount withdrawn, unless otherwise requested.

                      We will delay making a payment if:

                        (1) the disposal or valuation of the Separate Account's
                            assets is not reasonably practicable because the New York Stock Exchange is closed;

                        (2) on nationally recognized holidays, trading is
                            restricted by the New York Stock Exchange;

                        (3) an emergency exists making the disposal or
                            valuation of securities held in the Separate
                            Account impracticable; or

                        (4) the SEC by order permits postponement of payment to
                            protect our owners.

                      Rules and regulations of the SEC will govern as to when the conditions described in (3) and (4) above exist. If we are closed on days when the New York Stock Exchange is open, Contract Value may be affected since owners will not have access to their account.

                      Please remember that a partial withdrawal (including partial withdrawals taken pursuant to the terms of either Guaranteed Minimum Withdrawal Benefit Rider Option) may reduce your death benefit by the proportion that the partial withdrawal (including any applicable surrender charges and premium tax) reduces your Contract Value. See "The Death Benefit" provision of this prospectus.

                      Partial withdrawals may also be subject to income tax and, if taken prior to age 59 1/2, an additional 10% IRS penalty tax. See "The Federal Tax Matters" provision of this prospectus.

RESTRICTIONS ON
DISTRIBUTIONS
FROM CERTAIN
CONTRACTS
                      Section 830.105 of the Texas Government Code permits participants in the Texas Optional Retirement Program to withdraw their interest in a variable annuity contract issued under the Texas Optional Retirement Program only upon:

                        (1) termination of employment in the Texas public
                            institutions of higher education;

                        (2) retirement;

                        (3) death; or

                        (4) the participant's attainment of age 70 1/2.

                      If your contract is issued to a Texas Optional Retirement Program, you must furnish us proof that one of these four events has occurred before we distribute any amounts from your contract.

SYSTEMATIC
WITHDRAWAL
PROGRAM
                      The Systematic Withdrawal program allows you to take Systematic Withdrawals of a specified dollar amount (in equal installments of at least $100) on a monthly, quarterly, semi-annual or annual basis. Your payments can begin at any time after 30 days from the date your contract is issued (unless we allow an earlier date). To participate in the program, your Contract Value initially must be at least $10,000 and you must complete our Systematic Withdrawal form. You can obtain the form from an authorized sales representative or from our Home Office.

                      Your Systematic Withdrawals in a contract year may not exceed the amount which is not subject to a surrender charge. See the "Surrender Charge" provision in this prospectus. We will deduct the Systematic Withdrawal amounts first from any purchase payments in the contract and then from any gain earned. You may provide specific instructions as to the Subaccounts (excluding the GIS Subaccount(s) if the Guaranteed Income Rider is elected at the time of application) and/or interest rate guarantee periods (if your contract was issued prior to September 2, 2003) from which we are to take the Systematic Withdrawals. If you have not provided specific instructions, or if your specific instructions cannot be carried out, we will process the withdrawals by cancelling Accumulation Units on a pro-rata basis from all of the Subaccounts (excluding the GIS Subaccount(s) if the Guaranteed Income Rider is elected at the time of application) in which you have an interest. For contracts issued prior to September 2, 2003, to the extent that your assets in the Subaccounts are not sufficient to accomplish the withdrawal, we will take the remaining amount of the withdrawal from any assets you have in the Guarantee Account. We will take deductions from the Guarantee Account from the amounts (including interest credited to such amounts) which have been in the Guarantee Account for the longest period of time. If the Guaranteed Income Rider is elected at the time of application, any remaining amounts will be taken from the GIS Subaccount(s) from the segment that has been in effect for the shortest period of time.

                      After your Systematic Withdrawals begin, you may change the frequency and/or amount of your payments subject to the following:

                        (1) you may request only one such change in a calendar
                            quarter; and

                        (2) if you did not elect the maximum amount you could
                            withdraw under this program at the time you elected the current series of Systematic Withdrawals, then you may increase the remaining payments up to the maximum amount.

                      A Systematic Withdrawal program will terminate automatically when a Systematic Withdrawal would cause the remaining Contract Value to be less than $5,000. If a Systematic Withdrawal would cause the Contract Value to be less than $5,000, then we will not process that Systematic Withdrawal transaction. You may discontinue Systematic Withdrawals at any time by notifying us in writing at our Home Office or by telephone. You may request that we pay any remaining payments in a lump sum. See the "Requesting Payments" provision of this prospectus.

                      Each Systematic Withdrawal is subject to Federal income taxes on any portion considered gain for tax purposes. In addition, you may be assessed a 10% IRS penalty tax on Systematic Withdrawals if you are under age 59 1/2 at the time of the withdrawal.

                      Both partial withdrawals at your specific request and withdrawals under a Systematic Withdrawal program will count toward the limit of the amount that you may withdraw free of any surrender charges in any contract year under the free withdrawal privilege. See the "Surrender Charge" provision of this prospectus. In addition, if you elect one of the Guaranteed Minimum Withdrawal Benefit Rider Options, partial withdrawals and withdrawals under a Systematic Withdrawal program may also reduce the amount of the guaranteed minimum withdrawal benefit you are eligible to receive under the terms of the rider. See the "Guaranteed Minimum Withdrawal Benefit Rider Options" provision below. Partial withdrawals under a Systematic Withdrawal program may also reduce your death benefit. See "The Death Benefit" provision of this prospectus. Your Systematic Withdrawal amount may be affected if you take an additional partial withdrawal.

                      There is no charge for participation in the Systematic Withdrawal program, however, we reserve the right to prohibit participation in Systematic Withdrawal and Dollar Cost Averaging programs at the same time. We also reserve the right to discontinue and/or modify the Systematic Withdrawal program upon 30 days written notice to owners.

GUARANTEED
MINIMUM
WITHDRAWAL
BENEFIT RIDER
OPTIONS
                      We offer two Guaranteed Minimum Withdrawal Benefit Rider Options under this contract: the Guaranteed Minimum Withdrawal Benefit Rider and the Guaranteed Minimum Withdrawal Benefit for Life Rider. The Guaranteed Minimum Withdrawal Benefit Rider Options provide for a guaranteed minimum withdrawal benefit that is not affected by the market performance of the Subaccounts in which your assets are allocated. Prior to the Annuity Commencement Date, if you meet the conditions of the respective rider, as discussed more fully below, you will be eligible to make withdrawals from your contract over a period of time at least equal to the amount of the purchase payments you made to the contract, even if your Contract Value reduces to zero. These Guaranteed Minimum Withdrawal Benefit Rider Options are discussed in separate sections below.

GUARANTEED MINIMUM    The Guaranteed Minimum Withdrawal Benefit Rider may not
WITHDRAWAL BENEFIT    be available in all states or markets. The Guaranteed
UNDER THE GUARANTEED  Minimum Withdrawal Benefit Rider also may be referred to
MINIMUM WITHDRAWAL    as "Guaranteed Withdrawal Advantage" in our marketing
BENEFIT RIDER         materials. We reserve the right to discontinue offering
                      the Guaranteed Minimum Withdrawal Benefit Rider at any time and for any reason. If you wish to elect the rider, you must do so at the time of application.

                      The Guaranteed Minimum Withdrawal Benefit Rider provides a guaranteed return of purchase payments through a series of withdrawals, with upside potential, provided you meet certain conditions. If you:

                         . allocate all Contract Value to the prescribed
                           Investment Strategy; and

                         . limit total Gross Withdrawals in a Benefit Year to
                           an amount less than or equal to the Withdrawal Limit;

                      you will be eligible to receive total Gross Withdrawals at least equal to your protected amount, even if your Contract Value reduces to zero.

                      For important information about the Investment Strategy, please see the "Investment Strategy for the Guaranteed Minimum Withdrawal Benefit Rider Options" provision below.

                      The Withdrawal Limit is calculated on each Valuation Day. The Withdrawal Limit is equal to (a) multiplied by (b), where:

                        (a) is the protected amount; and

                        (b) is the Withdrawal Factor for the wait period.

                      The wait period is the number of completed months from the later of the Benefit Date and the Valuation Day of the most recent purchase payment to the Valuation Day of the first withdrawal after that date.

                      Your protected amount is used to calculate the Withdrawal Limit, which is the total amount you may withdraw in a Benefit Year without reducing the benefits provided under this rider. Your initial protected amount equals purchase payments applied to the contract on the Contract Date. The protected amount does not change unless:

                         . an additional purchase payment is applied to your
                           protected amount; or

                         . you elect to reset the protected amount.

                      Your protected amount can never exceed $2,000,000. This maximum amount applies to all contracts that you own with us and our affiliated companies.

                      Your initial remaining amount is equal to your initial protected amount.

                      Subsequent Purchase Payments. Any additional purchase payment applied to your contract will adjust your protected amount and remaining amount. If you have allocated assets in accordance with the prescribed Investment Strategy since the Benefit Date, the protected amount and remaining amount will be increased by the subsequent purchase payment. Otherwise, both the protected amount and the remaining amount will be increased by (a) minus (b), where:

                        (a) is the purchase payment; and

                        (b) is the purchase payment multiplied by 50%.

                      We reserve the right to not adjust protected amounts and remaining amounts for any additional purchase payments. As a result, it is possible that you would not be able to make subsequent purchase payments after the initial purchase payment to take advantage of the benefits provided by the Guaranteed Minimum Withdrawal Benefit Rider that would be associated with such additional purchase payments. For example, since your protected amount and remaining amount would not be adjusted for such subsequent purchase payments, you would not be guaranteed to be eligible to make withdrawals from your contract over a period of time at least equal to the amount of such purchase payments. In addition, if you make purchase payments that are not included in the calculation of your protected amount and remaining amount, you will pay a higher rider charge to the extent that the purchase payments increase the Contract Value upon which the charge is imposed. Also, to the extent your Contract Value is increased by such purchase payments, you are less likely to realize any benefit under the Guaranteed Minimum Withdrawal Benefit Rider, because it is less likely that your Contract Value will be less than the protected amount or remaining amount, as the case may be. Before making purchase payments that do not increase the protected amount and remaining amount, you should consider that: (i) the guaranteed amounts provided by the protected amount and remaining amount will not include such purchase payments; (ii) any such purchase payments make it less likely that you will receive a benefit in the form of an additional amount even if your Contract Value has declined; and (iii) this rider may not make sense for you if you intend to make purchase payments that will not increase the protected amount and remaining amount.

                      Reset. On any monthly anniversary after five complete years from your Benefit Date, you may elect to reset your benefit and to participate in the Investment Strategy available at that time, provided we receive written notice of your election. If you do, we will as of that reset date:

                         . reset the protected amount and remaining amount to
                           equal your Contract Value;

                         . reset the charge for this rider (the new charge,
                           which may be higher than your previous charge, will never exceed an annual rate of 1.00%); and

                         . reset the Investment Strategy to the current
                           Investment Strategy.

                      We reserve the right to limit the next available reset date to an anniversary on or after five complete years from the Benefit Date.

                      Withdrawals. If a Gross Withdrawal plus all prior Gross Withdrawals in a Benefit Year is less than or equal to the Withdrawal Limit, the remaining amount is reduced by the Gross Withdrawal.

                      If a Gross Withdrawal, plus all prior Gross Withdrawals in a Benefit Year, is in excess of the Withdrawal Limit, your remaining amount is reduced, causing a reduction in your total benefits provided under this rider. The new remaining amount equals the lesser of (a) and (b), where:

                        (a) is the Contract Value after the Gross Withdrawal;
                            and

                        (b) is the prior remaining amount less the Gross
                            Withdrawal.

                      If the total Gross Withdrawals in a Benefit Year is less than or equal to the Withdrawal Limit, we will waive any surrender charge on the Gross Withdrawals.

                      Reduction in Contract
                      Value. Your Contract Value after
                      taking a withdrawal may be less than the amount required to keep your contract in effect. In this event, your contract and any other riders and endorsements will terminate and the following will occur:

                         . If the Withdrawal Limit is less than $100, we will
                           pay you the greater of the remaining amount or Contract Value in a lump sum.

                         . If the Withdrawal Limit is greater than or equal to
                           $100, we will issue you a supplemental contract. We will continue to pay you the Withdrawal Limit until you have received the greater of the remaining amount or Contract Value as determined on the Valuation Day the supplemental contract was issued. We will make payments monthly unless agreed otherwise. If the monthly amount is less than $100, we will reduce the frequency so that the payment received will be at least $100.

                      Considerations. While the rider is designed to provide the return of purchase payments, this benefit is only guaranteed to the extent you comply with the limits, conditions and restrictions set forth in the contract. There can be no assurance that you will receive more than a return of purchase payments.

                      Examples. The following examples show how the Guaranteed Minimum Withdrawal Benefit Rider works based on hypothetical values. The examples are for illustrative purposes only and are not intended to depict investment performance of the contract and, therefore, should not be relied upon in making a decision to invest in the rider or contract.

                      The first example assumes:

                        (1) the owner purchases the contract for $100,000;
                        (2) the owner makes no additional purchase payments;
                        (3) all Contract Value is allocated in accordance with
                            the prescribed Investment Strategy at all times;
                        (4) the contract earns a net return of -2%; and
                        (5) the owner takes withdrawals equal to the Withdrawal
                            Limit (which is $7,000, or 7% of the protected amount) beginning in each Benefit Year until the remaining amount is exhausted.

                                     Contract
          Contract Value Withdrawals Value -
          - Beginning of Taken - End  End of    Protected    Remaining
               Year        of Year     Year      Amount       Amount
          ------------------------------------------------------------
             $100,000      $7,000    $91,000     $100,000    $ 93,000
               91,000       7,000     82,180                   86,000
               82,180       7,000     73,536                   79,000
               73,536       7,000     65,066                   72,000
               65,066       7,000     56,764                   65,000
               56,764       7,000     48,629                   58,000
               48,629       7,000     40,656                   51,000
               40,656       7,000     32,843                   44,000
               32,843       7,000     25,186                   37,000
               25,186       7,000     17,683                   30,000
               17,683       7,000     10,329                   23,000
               10,329       7,000         --                   16,000
                  --        7,000         --                    9,000
                  --        7,000         --                    2,000
                  --        2,000         --                       --
                                              Total Received $100,000
          ------------------------------------------------------------

                      This next example assumes:

                        (1) the owner purchases the contract for $100,000;
                        (2) the owner makes no additional purchase payments;
                        (3) all Contract Value is allocated in accordance with
                            the prescribed Investment Strategy at all times;

                        (4) the contract earns a net return of -2%; and
                        (5) the owner takes no withdrawals in the first five
                            Benefit Years and then takes withdrawals equal to the Withdrawal Limit (which is $10,000, or 10% of the protected amount) beginning in the sixth Benefit Year until the remaining amount is exhausted.

                                               Contract
                    Contract Value Withdrawals Value -
                     - Beginning   Taken - End  End of    Protected    Remaining
                       of Year       of Year     Year      Amount       Amount
                    ------------------------------------------------------------
                       $100,000           --   $98,000     $100,000    $100,000
                         98,000           --    96,040                  100,000
                         96,040           --    94,119                  100,000
                         94,119           --    92,237                  100,000
                         92,237           --    90,392                  100,000
                         90,392      $10,000    78,584                   90,000
                         78,584       10,000    67,013                   80,000
                         67,013       10,000    55,672                   70,000
                         55,672       10,000    44,559                   60,000
                         44,559       10,000    33,668                   50,000
                         33,668       10,000    22,994                   40,000
                         22,994       10,000    12,534                   30,000
                         12,534       10,000        --                   20,000
                            --        10,000        --                   10,000
                            --        10,000        --                       --
                                                        Total Received $100,000
                    ------------------------------------------------------------

WHEN THE RIDER IS     If available, the Guaranteed Minimum Withdrawal Benefit
EFFECTIVE             Rider must be elected at application. The rider will
                      remain in effect while the contract is in force and before income payments begin. The rider may not be terminated prior to the Annuity Commencement Date. On the Annuity Commencement Date, the rider, and the benefits you are eligible to receive thereunder, will terminate.

OWNERSHIP AND CHANGE  We must approve any assignment or sale of this contract
OF OWNERSHIP          unless the assignment is a court ordered assignment.

                      If you marry after issue, you may add your spouse as a joint owner and Joint Annuitant or as a Joint Annuitant only, subject to our approval.

SPOUSAL CONTINUATION  If the designated beneficiary is a surviving spouse who elects to continue the contract as the new owner, this rider will continue.

                      Proceeds that were transferred to the GE Investments Funds, Inc. -- Money Market Fund upon the death of the owner will be reallocated to the Investment Strategy, if applicable, and the asset percentages then in effect at the time of the death of the owner. Such reallocations will not be counted as a transfer for the purpose of the number of transfers allowed under the contract in a calendar year.

GUARANTEED MINIMUM    For contracts issued on or after the later of May 1, 2006
WITHDRAWAL BENEFIT    or the date on which state insurance authorities approve
UNDER THE GUARANTEED  applicable contract modifications.
MINIMUM WITHDRAWAL
BENEFIT FOR LIFE RIDER
                      The disclosure for the Guaranteed Minimum Withdrawal
                      Benefit for Life Rider in this section applies to contracts issued on or after the later of May 1, 2006 or the date on which state insurance authorities approve applicable contract modifications. For contracts issued prior to that date, please see the disclosure for the Guaranteed Minimum Withdrawal Benefit for Life Rider in the following section.

                      The Guaranteed Minimum Withdrawal Benefit for Life Rider may not be elected with any of the optional death benefit riders. The rider may not be available in all states and markets. The Guaranteed Minimum Withdrawal Benefit for Life Rider also may be referred to as "Lifetime Income Plus" in our marketing materials. We reserve the right to discontinue offering the rider at any time and for any reason. If you wish to elect the rider, you must do so at the time of application.

                      The Guaranteed Minimum Withdrawal Benefit for Life Rider provides guaranteed withdrawals for the life of the Annuitant(s), at least equal to purchase payments, with upside potential, provided you meet certain conditions. If you:

                         . allocate all Contract Value to the prescribed Investment Strategy; and

                         . limit total Gross Withdrawals in a Benefit Year to an amount no greater than the Withdrawal Limit;

                      then you will be eligible to receive total Gross Withdrawals in each Benefit Year equal to the Withdrawal Limit until the last death of an Annuitant.

                      For important information about the Investment Strategy, please see the "Investment Strategy for the Guaranteed Minimum Withdrawal Benefit Rider Options" provision below.

                      The Withdrawal Limit is calculated on each Valuation Day. The Withdrawal Limit is (a) multiplied by (b) where:

                        (a) is the greater of the Contract Value on the prior
                            contract anniversary and the Withdrawal Base; and

                        (b) is the Withdrawal Factor.

                      The Withdrawal Base is an amount used to establish the Withdrawal Limit. The Withdrawal Factor is established based on the attained age of the younger Annuitant on the earlier of the Valuation Day of the first Gross Withdrawal and the Valuation Day when the Contract Value is reduced to zero.

                      Your initial Withdrawal Base is equal to your initial purchase payment received and is adjusted when any subsequent purchase payment is received, as described in the "Purchase Payments" provision.

                      Purchase Payments. Any purchase payment applied to your contract will adjust your Withdrawal Base and your Rider Death Benefit. In order to obtain the full benefit provided by this rider, you must allocate all assets to the prescribed Investment Strategy since the Benefit Date. If you have allocated all assets to the prescribed Investment Strategy since the Benefit Date, any subsequent purchase payment will be added to the Withdrawal Base and the Rider Death Benefit. If you have not allocated all assets to the prescribed Investment Strategy, the Withdrawal Base still will be increased by the amount of the purchase payment, but the Rider Death Benefit will be increased only by (a) minus (b), where:

                        (a) is the purchase payment; and

                        (b) is the purchase payment multiplied by 50%.

                      We reserve the right to not adjust the Withdrawal Base and/or the Rider Death Benefit for any subsequent purchase payments received. As a result, it is possible that you would not be able to make subsequent purchase payments after the initial purchase payment to take advantage of the benefits provided by the Guaranteed Minimum Withdrawal Benefit for Life Rider that would be associated with such additional purchase payments. For example, since the Withdrawal Base would not be adjusted for such subsequent purchase payments, you would not be guaranteed to be eligible to make withdrawals from your contract over a period of time at least equal to the amount of such purchase payments. In addition, if you make purchase payments that are not included in the calculation of your Withdrawal Base or the Rider Death Benefit, you will pay a higher rider charge to the extent that the purchase payments increase the Contract Value upon which the charge is imposed. Also, to the extent your Contract Value is increased by such purchase payments, you are less likely to realize any benefit under the Guaranteed Minimum Withdrawal Benefit for Life Rider, because it is less likely that your Contract Value will be less than the Withdrawal Base. Before making purchase payments that do not increase the Withdrawal Base or Rider Death Benefit, you should consider that:
                      (i) the guaranteed amounts provided by the Withdrawal Base and the Rider Death Benefit will not include such purchase payments; (ii) any such purchase payments make it less likely that you will receive a benefit in the form of an additional amount even if your Contract Value has declined; and (iii) this rider may not make sense for you if you intend to make purchase payments that will not increase the Withdrawal Base and the Rider Death Benefit.

                      Impact of Violating the Investment Strategy on the Withdrawal Factor and Rider Death Benefit. Beginning on the first Valuation Day after you choose not to follow the Investment Strategy, your Withdrawal Factor and Rider Death Benefit will be reduced as follows:

                      The Withdrawal Factor will be (a) minus (b), where:

                        (a) is the Withdrawal Factor; and

                        (b) is the Withdrawal Factor multiplied by 50%.

                      The Rider Death Benefit will be (a) minus (b), where:

                        (a) is the Rider Death Benefit; and

                        (b) is the Rider Death Benefit multiplied by 50%.

                      You may elect to resume participation in the Investment Strategy, as described in the "Restoration or Reset of the Benefit" provision below, provided we receive notice of your election in a form acceptable to us.

                      We will not reduce your Withdrawal Factor or Rider Death Benefit if you are not following the Investment Strategy due to a Portfolio liquidation or a Portfolio dissolution and the assets are transferred from the liquidated or dissolved Portfolio to another Portfolio.

RESTORATION OR RESET
OF THE BENEFIT
                      Restoration. If your Withdrawal Factor and Rider Death Benefit have been reduced because you have not allocated all assets to the prescribed Investment Strategy, you will have a one-time opportunity to restore your Withdrawal Factor and Rider Death Benefit.

                      Reset. If all of the Annuitants are ages 50 through 59, you may choose to reset your Withdrawal Base on an annual anniversary of the Contract Date that is at least 12 months after the later of the Contract Date and the last reset date. If the older of the Annuitants is age 60 through 85, you may choose to reset your Withdrawal Base on an annual anniversary of the Contract Date that is at least 36 months after the later of the Contract Date and the last reset date.

                      If you do reset your Withdrawal Base, as of that date, we will:

                         .  reset the Withdrawal Base to your Contract Value;

                         . reset the charge for this rider. The new charge, which may be higher than your previous charge, will never exceed 2.00% annually; and

                         . reset the Investment Strategy to the current Investment Strategy.

                      There are similarities as well as distinct differences between restoring your Withdrawal Factor and resetting your Withdrawal Base and Withdrawal Factor. The following provides a comparison of those similarities and differences:

         -------------------------------------------------------------
               Restore Provision               Reset Provision
         -------------------------------------------------------------
         You may restore on a contract  You may reset on a contract
         anniversary once during the    anniversary periodically
         life of this rider.            after your Benefit Date.
         -------------------------------------------------------------
         You must allocate all assets   You must allocate all assets
         to the prescribed Investment   to the prescribed Investment
         Strategy in effect as of the   Strategy available as of the
         last Benefit Date prior to     date of the reset.
         the reduction in benefits.
         -------------------------------------------------------------
         Your rider charge assessed     Your rider charge may
         will remain the same as the    increase, not to exceed an
         charge that was in effect as   annualized rate of 2.00% of
         of your last Benefit Date      assets in the Separate
         prior to the reduction in      Account, calculated on a
         benefits.                      daily basis.
         -------------------------------------------------------------
         Your Withdrawal Base will be   Your Withdrawal Base will be
         the lesser of the current      reset to equal your Contract
         Contract Value and your prior  Value as of the date you
         Withdrawal Base.               reset your benefit.
         -------------------------------------------------------------
         The Withdrawal Factor will be
         restored to 100% of the        The Withdrawal Factor will be
         original age Withdrawal        reset to 100% of the original
         Factor.                        age Withdrawal Factor.
         -------------------------------------------------------------
         The Rider Death Benefit will   The Rider Death Benefit will
         be the lesser of Contract      be the lesser of Contract
         Value and total purchase       Value and total purchase
         payments less Gross            payments less Gross
         Withdrawals.                   Withdrawals.
         -------------------------------------------------------------

                      For either a restoration of your Withdrawal Factor, or a reset of your Withdrawal Base, we must receive notice of your election in writing at our Home Office, at least 15 days prior to your next contract anniversary. You may restore your Withdrawal Factor and Rider Death Benefit once during the life of your contract.

                      You may not use the restore or reset provision if any Annuitant is older than age 85 on the contract anniversary. We reserve the right to limit the restoration date to a contract anniversary on or after three complete years from the Benefit Date.

                      Withdrawals. If a Gross Withdrawal plus all prior Gross Withdrawals in a Benefit Year is in excess of the Withdrawal Limit, your Withdrawal Base and Rider Death Benefit are reduced. The new Withdrawal Base equals the lesser of (a) and (b), where:

                        (a) is the Contract Value on the Valuation Day after
                            the Gross Withdrawal; and

                        (b) is the prior Withdrawal Base minus the Gross
                            Withdrawal.

                      The new Rider Death Benefit equals the lesser of (a) and
                      (b), where:

                        (a) is the Contract Value on the Valuation Day after
                            the Gross Withdrawal; and

                        (b) is the prior Rider Death Benefit minus the Gross
                            Withdrawal.

                      If the total Gross Withdrawals in a Benefit Year are less than or equal to the Withdrawal Limit, we will waive any surrender charge on the Gross Withdrawal.

                      If all Contract Value is allocated to the Investment Strategy, the Withdrawal Limit will be increased for any Benefit Year to the extent necessary to meet any minimum distribution requirements under federal tax law. This increase applies only to the required minimum distribution based on the Contract Value.

                      You should carefully consider when to begin taking withdrawals if you elected the Guaranteed Minimum Withdrawal Benefit for Life Rider. The longer you wait before beginning to take withdrawals, the higher the Withdrawal Factor will be, which is one of the components used to determine the amount of your Withdrawal Limit. If you delay taking withdrawals too long, you may limit the number of years available for you to take withdrawals in the future (due to life expectancy) and you may be paying for a benefit you are not using.

                      Your Contract Value after taking a withdrawal may be less than the amount required to keep your contract in effect. In this event, or if your Contract Value becomes zero, your contract, all riders and endorsements, including this rider, will terminate and the following will occur:

                         . If the Withdrawal Limit is less than $100, we will
                           pay you the greatest of the Rider Death Benefit, the Contract Value and the present value of the Withdrawal Limit in a lump sum calculated using the Annuity 2000 Mortality Table and an interest rate of 3%.

                         . If the Withdrawal Limit is greater than $100, we
                           will issue you a supplemental contract. We will continue to pay you the Withdrawal Limit until the first death of an Annuitant. We will make payments monthly or on another periodic basis agreed to by us. If the monthly amount is less than $100, we will reduce the frequency so that the payment will be at least $100. The Rider Death Benefit will continue under the supplemental contract. The Rider Death Benefit, if any, will be payable on the last death of an Annuitant.

                      Rider Death Benefit. This rider provides for a death benefit (the "Rider Death Benefit") that, on the Contract Date, is equal to the initial purchase payment. The Rider Death Benefit is used to determine the death benefit payable upon the death of the last Annuitant as described in the "Death Provisions" section below.

                      Purchase payments applied to your contract in a Benefit Year increase the Rider Death Benefit. If you have allocated all assets to the Investment Strategy since the Benefit Date, any subsequent purchase payment will be added to the Rider Death Benefit. Otherwise, the Rider Death Benefit will be increased by (a) minus (b), where:

                        (a) is the purchase payment; and

                        (b) is the purchase payment multiplied by 50%.

                      Gross Withdrawals in a Benefit Year decrease the Rider Death Benefit. If a Gross Withdrawal plus all prior Gross Withdrawals in a Benefit Year is less than or equal to the Withdrawal Limit, the Rider Death Benefit will be reduced by the Gross Withdrawal. If a Gross Withdrawal plus all prior Gross Withdrawals in a Benefit Year is in excess of the Withdrawal Limit, your Rider Death Benefit will equal the lesser of (a) and (b), where:

                        (a) is the Contract Value on the Valuation Day after
                            the Gross Withdrawal; and

                        (b) is the prior Rider Death Benefit minus the Gross
                            Withdrawal.

                      If you choose not to follow the Investment Strategy, your Rider Death Benefit will be reduced as described in the "Impact of Violating the Investment Strategy on the Withdrawal Factor and Rider Death Benefit" provision above.

                      Considerations. While the rider is designed to provide life-time withdrawal benefits and the return of purchase payments, these benefits are only guaranteed to the extent you comply with the limits, conditions and restrictions set forth in the contract. There can be no assurance that you will receive more than a return of purchase payments.

EXAMPLES The following examples show how the Guaranteed Minimum Withdrawal Benefit for Life Rider works based on hypothetical values. The examples are for illustrative purposes only and are not intended to depict investment performance of the contract and, therefore, should not be relied upon in making a decision to invest in the rider or contract.

                      This example assumes:

                        (1) the owner, who is also the Annuitant, purchases the
                            contract for $100,000;

                        (2) the owner makes no additional purchase payments;

                        (3) all Contract Value is allocated in accordance with
                            the prescribed Investment Strategy at all times;

                        (4) the owner is age 65 at issue and has a Withdrawal
                            Factor of 5%;

                        (5) the contract earns a net return of -2%;

                        (6) the owner takes partial withdrawals equal to the
                            Withdrawal Limit (which is the Withdrawal Factor multiplied by the greater of the Contract Value as of the prior contract anniversary and the Withdrawal Base) until the Contract Value reduces to zero, at which time a supplemental contract is issued which pays the Withdrawal Limit for the rest of the owner's life; and

                        (7) the owner dies upon reaching age 90.

                         Withdrawals                  Withdrawal  Rider Death
       Contract Value -    Taken -   Contract Value -   Base -     Benefit -
   Age Beginning of Year End of Year   End of Year    End of Year End of Year
   --------------------------------------------------------------------------
   65      $100,000        $5,000        $93,000       $100,000     $95,000
   66        93,000         5,000         86,140        100,000      90,000
   67        86,140         5,000         79,417        100,000      85,000
   68        79,417         5,000         72,829        100,000      80,000
   69        72,829         5,000         66,372        100,000      75,000
   70        66,372         5,000         60,045        100,000      70,000
   71        60,045         5,000         53,844        100,000      65,000
   72        53,844         5,000         47,767        100,000      60,000
   73        47,767         5,000         41,812        100,000      55,000
   74        41,812         5,000         35,975        100,000      50,000
   75        35,975         5,000         30,256        100,000      45,000
   76        30,256         5,000         24,651        100,000      40,000
   77        24,651         5,000         19,158        100,000      35,000
   78        19,158         5,000         13,775        100,000      30,000
   79        13,775         5,000          8,499        100,000      25,000
   80         8,499         5,000          3,329        100,000      20,000
   81         3,329         5,000             --        100,000      15,000
   82            --         5,000             --        100,000      10,000
   83            --         5,000             --        100,000       5,000
   84            --         5,000             --        100,000          --
   85            --         5,000             --        100,000          --
   86            --         5,000             --        100,000          --
   87            --         5,000             --        100,000          --
   88            --         5,000             --        100,000          --
   89            --         5,000             --        100,000          --
   --------------------------------------------------------------------------

                      This next example assumes:

                        (1) the owner, who is also the Annuitant, purchases the
                            contract for $100,000;

                        (2) the owner makes no additional purchase payments;

                        (3) all Contract Value is allocated in accordance with
                            the prescribed Investment Strategy at all times;

                        (4) the owner is age 65 at issue and has a Withdrawal
                            Factor of 5%;

                        (5) the contract earns a net return of 8%;

                        (6) the owner takes partial withdrawals equal to the
                            Withdrawal Limit (which is the Withdrawal Factor multiplied by the greater of the Contract Value as of the prior contract anniversary and the Withdrawal Base) for the rest of the owner's life;

                        (7) the owner resets the Withdrawal Base of every third
                            contract anniversary; and

                        (8) the owner dies upon reaching age 90.

                                                      Withdrawal
        Contract Value - Withdrawals                    Base -   Rider Death
           Beginning       Taken -   Contract Value - Beginning   Benefit -
    Age     of Year      End of Year   End of Year     of Year   End of Year
    ------------------------------------------------------------------------
    65      $100,000       $ 5,000       $103,000      $100,000    $95,000
    66       103,000         5,150        106,090       100,000     89,850
    67       106,090         5,305        109,273       100,000     84,546
    68       109,273         5,464        112,551       109,273     79,082
    69       112,551         5,628        115,927       109,273     73,454
    70       115,927         5,796        119,405       109,273     67,658
    71       119,405         5,970        122,987       119,405     61,688
    72       122,987         6,149        126,677       119,405     55,538
    73       126,677         6,334        130,477       119,405     49,204
    74       130,477         6,524        134,392       130,477     42,681
    75       134,392         6,720        138,423       130,477     35,961
    76       138,423         6,921        142,576       130,477     29,040
    77       142,576         7,129        146,853       142,576     21,911
    78       146,853         7,343        151,259       142,576     14,568
    79       151,259         7,563        155,797       142,576      7,005
    80       155,797         7,790        160,471       155,797          0
    81       160,471         8,024        165,285       155,797          0
    82       165,285         8,264        170,243       155,797          0
    83       170,243         8,512        175,351       170,243          0
    84       175,351         8,768        180,611       170,243          0
    85       180,611         9,031        186,029       170,243          0
    86       186,029         9,301        191,610       186,029          0
    87       191,610         9,581        197,359       186,029          0
    88       197,359         9,868        203,279       186,029          0
    89       203,279        10,164        209,378       203,279          0
    ------------------------------------------------------------------------

WHEN THE RIDER IS     If available, the Guaranteed Minimum Withdrawal Benefit
EFFECTIVE             for Life Rider must be elected at application. The rider
                      will remain in effect while the contract is in force and before the Annuity Commencement Date. The rider may not be terminated prior to the Annuity Commencement Date. On the Annuity Commencement Date, the rider, and the benefits you are eligible to receive thereunder, will terminate.

                      At any time before the Annuity Commencement Date, you can elect to annuitize under current annuity rates in lieu of continuing the Guaranteed Minimum Withdrawal Benefit for Life Rider. This may provide higher income amounts and/or tax treatment than the payments received under this rider.

CHANGE OF OWNERSHIP   We must approve any assignment or sale of this contract
                      unless the assignment is a court ordered assignment.

GENERAL PROVISIONS    For purposes of this rider:

                      . A non-natural entity owner must name an Annuitant and
                        may name the Annuitant's spouse as a Joint Annuitant.

                      . An individual owner must also be an Annuitant.

                      . You may name only your spouse as a joint owner.

                      . If there is only one owner, that owner may name only
                        his or her spouse as a Joint Annuitant at issue.

                      . If you marry after issue, you may add your spouse as a
                        joint owner and Joint Annuitant or as a Joint Annuitant only, subject to our approval.

DEATH PROVISIONS      At the death of the last Annuitant, a death benefit may
                      be payable under this contract and rider. The amount of any death benefit payable will be the greatest of (a),
                      (b) and (c), where:

                        (a) is the death benefit as calculated under the base
                            Contract;

                        (b) is the Rider Death Benefit; and

                        (c) is any amount payable by any other optional death
                            benefit rider.

                      The death benefit payable will be paid according to the distribution rules under the contract.

                      If the designated beneficiary is a surviving spouse who is not an Annuitant, whose age is 50 through 85, and who elects to continue the contract as the new owner, this rider will continue. The Withdrawal Base for the new owner will be the death benefit determined as of the first Valuation Day we have receipt of due proof of death and all required forms at our Home Office. The Withdrawal Factor for the new owner will be based on the age of that owner on the date of the first Gross Withdrawal for that owner.

                      If the designated beneficiary is a surviving spouse who is an Annuitant and who elects to continue the contract as the owner, this rider will continue. The Withdrawal Base will be the same as it was under the contract for the deceased owner. If no withdrawals were taken prior to the first Valuation Day we receive due proof of death and all required forms at our Home Office, the Withdrawal Factor for the surviving spouse will be established based on the attained age of the surviving spouse on the date of the first Gross Withdrawal for the surviving spouse. Otherwise, the Withdrawal Factor will continue as it was under the contract for the deceased Owner.

                      If the surviving spouse cannot continue the rider, the rider and the rider charge will terminate on the next contract anniversary.

                      Proceeds that were transferred to the GE Investments Funds, Inc. -- Money Market Fund upon the death of the owner will be reallocated to the Investment Strategy, if applicable, and the asset percentages then in effect at the time of the death of the owner. Such reallocations will not be counted as a transfer for the purpose of the number of transfers allowed under the contract in a calendar year.

GUARANTEED MINIMUM    For contracts issued prior to May 1, 2006 or the date on
WITHDRAWAL BENEFIT    which state insurance authorities approve applicable
UNDER THE GUARANTEED  contract modifications.
MINIMUM WITHDRAWAL
BENEFIT FOR LIFE RIDER
                      The disclosure for the Guaranteed Minimum Withdrawal
                      Benefit for Life Rider in this section applies to contracts prior to May 1, 2006 or the date on which state insurance authorities approve applicable contract modifications. For contracts issued after to that date, please see the disclosure for the Guaranteed Minimum
                      Withdrawal Benefit for Life Rider in the previous section.

                      The Guaranteed Minimum Withdrawal Benefit for Life Rider may not be elected with either the 5% Rollup Death Benefit Rider Option or the Earnings Protector and Greater of Annual Step-Up and 5% Rollup Death Benefit Rider Option. The rider may not be available in all states and markets. The Guaranteed Minimum Withdrawal Benefit for Life Rider also may be referred to as "Lifetime Income Plus" in our marketing materials. We reserve the right to discontinue offering the rider at any time and for any reason. If you wish to elect the rider, you must do so at the time of application.

                      The Guaranteed Minimum Withdrawal Benefit for Life Rider provides guaranteed withdrawals until the first death of an Annuitant, at least equal to purchase payments, with upside potential, provided you meet certain conditions. If you:

                         . allocate all Contract Value to the prescribed
                           Investment Strategy; and

                         . limit total Gross Withdrawals in a Benefit Year to
                           an amount no greater than the Withdrawal Limit;

                      then you will be eligible to receive total Gross Withdrawals in each Benefit Year equal to the Withdrawal Limit until the first death of an Annuitant.

                      For important information about the Investment Strategy, please see the "Investment Strategy for the Guaranteed Minimum Withdrawal Benefit Rider Options" provision below.

                      The Withdrawal Limit is calculated on each Valuation Day. The Withdrawal Limit is (a) multiplied by (b) where:

                        (a) is the greater of the Contract Value on the prior
                            contract anniversary and the Withdrawal Base; and

                        (b) is the Withdrawal Factor.

                      The Withdrawal Base is an amount used to establish the Withdrawal Limit. The Withdrawal Factor is based on the age of the younger Annuitant on the earlier of the Valuation Day of the first Gross Withdrawal or the Valuation Day when the Contract Value is reduced to zero. Age will be determined as of the later of the Contract Date and the previous contract anniversary.

                      Your initial Withdrawal Base is equal to your initial purchase payment received and is adjusted when any subsequent purchase payment is received (see "Purchase Payments" below). Your Withdrawal Base can never exceed $2,000,000. This maximum amount applies to all contracts that you own with us and our affiliated companies.

                      Death Provisions Under the Guaranteed Minimum Withdrawal Benefit for Life Rider. This rider provides a death benefit equal to purchase payments, minus Gross Withdrawals (the "Rider Death Benefit"). At the death of any Annuitant, a death benefit is payable under the contract. The death benefit payable is the greatest of
                      (a), (b), and (c), where:

                        (a) is the death benefit as calculated under the base
                            contract;

                        (b) is the Rider Death Benefit;

                        (c) is any amount payable by any other optional death
                            benefit rider.

                      The death benefit payable will be paid in accordance with the distribution rules under the contract. (See the "Distribution Rules When Death Occurs Before Income Payments Begin" in this prospectus.)

                      If the designated beneficiary is a surviving spouse whose age is at least 60 and not more than 85 on the date of the death of the first Annuitant, and such spouse elects to continue the contract as the new owner, this rider will continue. As of the first Valuation

                      Day on which we have receipt of due proof of death and all required forms at our Home Office, the Withdrawal Base for the new owner will be the equal to the death benefit as calculated in the paragraph above.

                      The new Withdrawal Factor for the new owner will be based on the age of that owner on the date of the first Gross Withdrawal for that owner.

                      If the surviving spouse cannot or does not, continue the rider, or if the designated beneficiary is not a spouse, the rider and the rider charge will terminate on the next contract anniversary.

                      Purchase Payments. Any purchase payment applied to your contract will adjust your Withdrawal Base and your Rider Death Benefit. In order to obtain the full benefit provided by this rider, you must allocate all assets to the prescribed Investment Strategy since the Benefit Date. If you have allocated all assets to the prescribed Investment Strategy since the Benefit Date, any subsequent purchase payment will be added to the Withdrawal Base and the Rider Death Benefit.

                      Beginning on the first Valuation Day after you choose not to follow the Investment Strategy, your Withdrawal Factor will be reduced by (a) minus (b), where:

                        (a) is the Withdrawal Factor; and

                        (b) is the Withdrawal Factor multiplied by 50%.

                      In addition, the Rider Death Benefit will be reduced by
                      (a) minus (b), where:

                        (a) is the Rider Death Benefit; and

                        (b) is the Rider Death Benefit multiplied by 50%.

                      We will not reduce your Withdrawal Factor or Rider Death Benefit if you are not following the Investment Strategy due to a Portfolio liquidation or a Portfolio dissolution and the assets are transferred from the liquidated or dissolved Portfolio to another Portfolio.

                      If you have not allocated assets to a prescribed Investment Strategy, which consequently caused a reduction in your Withdrawal Factor and Rider Death Benefit and then you make a subsequent purchase payment, the subsequent purchase payment will be added to the Withdrawal Base and the Rider Death Benefit where the result is equal to (a) minus (b), where:

                        (a) is the purchase payment; and

                        (b) is the purchase payment multiplied by 50%.

                      We reserve the right to not adjust the Withdrawal Base and/or the Rider Death Benefit for any subsequent purchase payments received. As a result, it is possible that you would not be able to make subsequent purchase payments after the initial purchase payment to take advantage of the benefits provided by the Guaranteed Minimum Withdrawal Benefit for Life Rider that would be associated with such additional purchase payments. For example, since the Withdrawal Base would not be adjusted for such subsequent purchase payments, you would not be guaranteed to be eligible to make withdrawals from your contract over a period of time at least equal to the amount of such purchase payments. In addition, if you make purchase payments that are not included in the calculation of your Withdrawal Base or the Rider Death Benefit, you will pay a higher rider charge to the extent that the purchase payments increase the Contract Value upon which the charge is imposed. Also, to the extent your Contract Value is increased by such purchase payments, you are less likely to realize any benefit under the Guaranteed Minimum Withdrawal Benefit for Life Rider, because it is less likely that your Contract Value will be less than the Withdrawal Base. Before making purchase payments that do not increase the Withdrawal Base or Rider Death Benefit, you should consider that:
                      (i) the guaranteed amounts provided by the Withdrawal Base and the Rider Death Benefit will not include such purchase payments; (ii) any such purchase payments make it less likely that you will receive a benefit in the form of an additional amount even if your Contract Value has declined; and (iii) this rider may not make sense for you if you intend to make purchase payments that will not increase the Withdrawal Base and the Rider Death Benefit.

                      Restoration or Reset of the Benefit. If your Withdrawal Factor and Rider Death Benefit have been reduced because you have not allocated all assets to the prescribed Investment Strategy, you will have a one-time opportunity to restore your Withdrawal Factor and Rider Death Benefit.

                      You may also reset your Withdrawal Base to the Contract Value as of the contract anniversary, at least three years after your Benefit Date. We may assess an increased charge, not to exceed an annualized rate of 2.00% of your assets in the Separate Account.

                      There are similarities as well as distinct differences between restoring your Withdrawal Factor and resetting your Withdrawal Base and Withdrawal Factor. The following provides a comparison of those similarities and differences:

         -------------------------------------------------------------
               Restore Provision               Reset Provision
         -------------------------------------------------------------
         May only be restored one time  May be reset on any contract
         and must be restored on a      anniversary at least three
         contract anniversary           years after your Benefit Date
         -------------------------------------------------------------
         You must allocate all assets   You must allocate all assets
         to the prescribed Investment   to the prescribed Investment
         Strategy in effect as of the   Strategy available as of the
         last Benefit Date prior to     date of the reset
         the reduction in benefits
         -------------------------------------------------------------
         Your rider charge assessed     Your rider charge may
         will remain the same as the    increase, not to exceed an
         charge that was in effect as   annualized rate of 2.00% of
         of your last Benefit Date      assets in the Separate
         prior to the reduction in      Account, calculated on a
         benefits                       daily basis
         -------------------------------------------------------------
         Your Withdrawal Base will be   Your Withdrawal Base will be
         the lesser of the current      reset to equal your Contract
         Contract Value and your prior  Value as of the date you
         Withdrawal Base                reset your benefit
         -------------------------------------------------------------
         The Withdrawal Factor will be  The Withdrawal Factor will be
         restored to 100% of the        reset to 100% of the original
         original age Withdrawal Factor age Withdrawal Factor
         -------------------------------------------------------------
         The Rider Death Benefit will   The Rider Death Benefit will
         be the lesser of Contract      be the lesser of Contract
         Value and total purchase       Value and total purchase
         payments, less Gross           payments, less Gross
         Withdrawals                    Withdrawals
         -------------------------------------------------------------

                      For either a restoration of your Withdrawal Factor, or a reset of a new Withdrawal Base, we must receive notice of your election in writing at our Home Office, at least 15 days prior to your next contract anniversary. You may restore your Withdrawal Factor and Rider Death Benefit only once during the life of your contract.

                      You may not use the restore or reset provision if any Annuitant is age 86 or older on the contract anniversary prior to the receipt of that request. We reserve the right to limit the next available restoration date to a contract anniversary on or after three complete years from the Benefit Date.

                      Withdrawals. If a Gross Withdrawal, plus all prior Gross Withdrawals in a Benefit Year is in excess of the Withdrawal Limit, your Withdrawal Base and Rider Death Benefit are reduced. The new Withdrawal Base equals the lesser of (a) and (b), where:

                        (a) is the Contract Value on the Valuation Day after
                            the Gross Withdrawal; and

                        (b) is the prior Withdrawal Base minus the Gross
                            Withdrawal.

                      The new Rider Death Benefit equals the lesser of (a) and
                      (b), where:

                        (a) is the Contract Value on the Valuation Day after
                            the Gross Withdrawal; and

                        (b) is the prior Rider Death Benefit minus the Gross
                            Withdrawal.

                      If the total Gross Withdrawals in a Benefit Year are less than or equal to the Withdrawal Limit, we will waive any surrender charge on the Gross Withdrawal.

                      The Withdrawal Limit will be increased for any Benefit Year to the extent necessary to meet any minimum distribution requirements under federal tax law. This increase applies only to the required minimum distribution based on the Contract Value.

                      You should carefully consider when to begin taking withdrawals if you elected the Guaranteed Minimum Withdrawal Benefit for Life Rider. The longer you wait before beginning to take withdrawals, the higher the Withdrawal Factor will be, which is one of the components used to determine the amount of your Withdrawal Limit. If you delay taking withdrawals too long, you may limit the number of years available for you to take withdrawals in the future (due to life expectancy) and you may be paying for a benefit you are not using.

                      Your Contract Value after taking a withdrawal may be less than the amount required to keep your contract in effect. In this event your contract, all riders and endorsements, including this rider, will terminate and the following will occur:

                         . If the Withdrawal Limit is less than $100, we will
                           pay you the greatest of the Rider Death Benefit, the Contract Value and the present value of the Withdrawal Limit in a lump sum calculated using the Annuity 2000 Mortality Table and an interest rate of 3%.

                         . If the Withdrawal Limit is greater than $100, we
                           will issue you a supplemental contract. We will continue to pay you the Withdrawal Limit until the first death of an Annuitant. We will make payments monthly or on another periodic basis agreed to by us. If the monthly amount is less than $100, we will reduce the frequency so that the payment will be at least $100.

                      Considerations. While the rider is designed to provide life-time withdrawal benefits and the return of purchase payments, these benefits are only guaranteed to the extent you comply with the limits, conditions and restrictions set forth in the contract. There can be no assurance that you will receive more than a return of purchase payments.

EXAMPLES The following examples show how the Guaranteed Minimum Withdrawal Benefit for Life Rider works based on hypothetical values. The examples are for illustrative purposes only and are not intended to depict investment performance of the contract and, therefore, should not be relied upon in making a decision to invest in the rider or contract.

                      This example assumes:

                        (1) the owner, who is also the Annuitant, purchases the
                            contract for $100,000;

                        (2) the owner makes no additional purchase payments;

                        (3) all Contract Value is allocated in accordance with
                            the prescribed Investment Strategy at all times;

                        (4) the owner is age 65 at issue and has a Withdrawal
                            Factor of 5%;

                        (5) the contract earns a net return of -2%;

                        (6) the owner takes partial withdrawals equal to the
                            Withdrawal Limit (which is the Withdrawal Factor multiplied by the greater of the Withdrawal Base and the Contract Value as of the prior contract anniversary) until the Contract Value reduces to below $5,000, at which time a supplemental contract is issued which pays the Withdrawal Limit for the rest of the owner's life; and

                        (7) the owner dies upon reaching age 90.

                         Withdrawals                  Withdrawal  Rider Death
       Contract Value -    Taken -   Contract Value -   Base -     Benefit -
   Age Beginning of Year End of Year   End of Year    End of Year End of Year
   --------------------------------------------------------------------------
   65      $100,000        $5,000        $93,000       $100,000     $95,000
   66        93,000         5,000         86,140        100,000      90,000
   67        86,140         5,000         79,417        100,000      85,000
   68        79,417         5,000         72,829        100,000      80,000
   69        72,829         5,000         66,372        100,000      75,000
   70        66,372         5,000         60,045        100,000      70,000
   71        60,045         5,000         53,844        100,000      65,000
   72        53,844         5,000         47,767        100,000      60,000
   73        47,767         5,000         41,812        100,000      55,000
   74        41,812         5,000         35,975        100,000      50,000
   75        35,975         5,000         30,256        100,000      45,000
   76        30,256         5,000         24,651        100,000      40,000
   77        24,651         5,000         19,158        100,000      35,000
   78        19,158         5,000         13,775        100,000      30,000
   79        13,775         5,000          8,499        100,000      25,000
   80         8,499         5,000             --        100,000      20,000
   81            --         5,000             --        100,000      15,000
   82            --         5,000             --        100,000      10,000
   83            --         5,000             --        100,000       5,000
   84            --         5,000             --        100,000          --
   85            --         5,000             --        100,000          --
   86            --         5,000             --        100,000          --
   87            --         5,000             --        100,000          --
   88            --         5,000             --        100,000          --
   89            --         5,000             --        100,000          --
   --------------------------------------------------------------------------

                      This next example assumes:

                        (1) the owner, who is also the Annuitant, purchases the
                            contract for $100,000;

                        (2) the owner makes no additional purchase payments;

                        (3) all Contract Value is allocated in accordance with
                            the prescribed Investment Strategy at all times;

                        (4) the owner is age 65 at issue and has a Withdrawal
                            Factor of 5%;

                        (5) the contract earns a net return of 8%;

                        (6) the owner takes partial withdrawals equal to the
                            Withdrawal Limit (which is the Withdrawal Factor multiplied by the greater of the Withdrawal Base and the Contract Value as of the prior contract anniversary) for the rest of the owner's life;

                        (7) the owner dies upon reaching age 90; and

                        (8) the Withdrawal Base is reset every three contract
                            anniversaries.

                         Withdrawals                  Withdrawal  Rider Death
       Contract Value -    Taken -   Contract Value -   Base -     Benefit -
   Age Beginning of Year End of Year   End of Year    End of Year End of Year
   --------------------------------------------------------------------------
   65      $100,000        $ 5,000       $103,000      $100,000     $95,000
   66       103,000          5,150        106,090       100,000      89,850
   67       106,090          5,305        109,273       100,000      84,546
   68       109,273          5,464        112,551       109,273      79,082
   69       112,551          5,628        115,927       109,273      73,454
   70       115,927          5,796        119,405       109,273      67,658
   71       119,405          5,970        122,987       119,405      61,688
   72       122,987          6,149        126,677       119,405      55,538
   73       126,677          6,334        130,477       119,405      49,204
   74       130,477          6,524        134,392       130,477      42,681
   75       134,392          6,720        138,423       130,477      35,961
   76       138,423          6,921        142,576       130,477      29,040
   77       142,576          7,129        146,853       142,576      21,911
   78       146,853          7,343        151,259       142,576      14,568
   79       151,259          7,563        155,797       142,576       7,005
   80       155,797          7,790        160,471       155,797          --
   81       160,471          8,024        165,285       155,797          --
   82       165,285          8,264        170,243       155,797          --
   83       170,243          8,512        175,351       170,243          --
   84       175,351          8,768        180,611       170,243          --
   85       180,611          9,031        186,030       170,243          --
   86       186,030          9,301        191,610       186,030          --
   87       191,610          9,581        197,359       186,030          --
   88       197,359          9,868        203,280       186,030          --
   89       203,280         10,164        209,378       203,280          --
   --------------------------------------------------------------------------

WHEN THE RIDER IS     If available, the Guaranteed Minimum Withdrawal Benefit
EFFECTIVE             for Life Rider must be elected at application. The rider
                      will remain in effect while the contract is in force and before income payments begin. The rider may not be terminated prior to the Annuity Commencement Date. On the Annuity Commencement Date, the rider, and the benefits you are eligible to receive thereunder, will terminate.

                      At any time before the Annuity Commencement Date, you can elect to annuitize under current annuity rates in lieu of continuing the Guaranteed Minimum Withdrawal Benefit for Life Rider. This may provide higher income amounts and/or tax treatment than the payments received under this rider.

OWNERSHIP AND CHANGE  We must approve any assignment or sale of this contract
OF OWNERSHIP          unless the assignment is a court ordered assignment.

                      If you marry after issue, you may add your spouse as a joint owner and Joint Annuitant or as a Joint Annuitant only, subject to our approval.

SPOUSAL CONTINUATION  If the designated beneficiary is a surviving spouse who elects to continue the contract as the new owner, this rider will continue.

                      Proceeds that were transferred to the GE Investments Funds, Inc. -- Money Market Fund upon the death of the owner will be reallocated to the Investment Strategy, if applicable, and the asset percentages then in effect at the time of the death of the owner. Such reallocations will not be counted as a transfer for the purpose of the number of transfers allowed under the contract in a calendar year.

INVESTMENT STRATEGY   In order to receive the full benefit provided by each of
FOR THE GUARANTEED    the Guaranteed Minimum Withdrawal Benefit Rider Options,
MINIMUM WITHDRAWAL    you must invest all purchase payments and allocations in
BENEFIT RIDER OPTIONS accordance with a prescribed Investment Strategy. If you do not allocate all assets in accordance with a prescribed Investment Strategy, your benefit under the rider will be reduced by 50%. Even if your benefit is reduced, you will continue to pay the full amount charged for the rider.

                      Investment Strategies may change from time to time. You may allocate your assets in accordance with your Investment Strategy prescribed at the time the contract was issued, or in accordance with the Investment Strategy in effect at the time you reset your benefit. Therefore, you may have assets allocated to an Investment Strategy that is different than the Investment Strategy described in this prospectus. Your ability to choose different Investment Strategies is limited, as described below.

                      For contracts issued on or after May 1, 2006 and for contract owners who reset their benefit under the rider on or after May 1, 2006, the Investment Strategy includes Designated Subaccounts and Asset Allocation Model C. Under this Investment Strategy, contract owners may allocate assets to either Asset Allocation Model C or to one or more Designated Subaccounts. Contract owners may not allocate assets to Asset Allocation Model C and one or more Designated Subaccounts. For more information about Asset Allocation Model C and the Subaccounts comprising Asset

                      Allocation Model C and the Designated Subaccounts, please see the "Subaccounts" and "Asset Allocation Program" provisions in this prospectus.

                      On a monthly basis, we will rebalance your Contract Value to the Subaccounts in accordance with the percentages that you have chosen to invest in the Designated Subaccounts or in accordance with the allocations that comprise Asset Allocation Model C. In addition, we will also rebalance your Contract Value on any Valuation Day after any transaction involving a withdrawal, receipt of a purchase payment or a transfer of Contract Value, unless you instruct us otherwise.

                      Shares of a Portfolio may become unavailable under the contract for new purchase payments, transfers and asset rebalancing. As a result, shares of a Portfolio may also become unavailable under your Investment Strategy. Investment Strategies may be modified to respond to such events by removing unavailable Portfolios and adding new Portfolios as appropriate. Because such changes may affect your allocation instructions, you will need to provide updated allocation instructions to comply with the modified Investment Strategy. If you do not provide updated allocation instructions, any subsequent purchase payments or transfers requesting payment to an unavailable Portfolio will be considered not in good order. Periodic rebalancing to unavailable Portfolios will cease and any imbalances in percentages due to lack of asset rebalancing will not cause a reduction in your benefit.

                      If you request a transfer or send a subsequent purchase payment with allocation instructions to a Portfolio that is not part of the prescribed Investment Strategy, we will honor your instructions. Please be aware, however, that your total Contract Value will not be invested in accordance with the prescribed Investment Strategy and the guaranteed amount available for withdrawal will be reduced by 50%, resulting in a reduction in your benefit. You may reset your benefit on the next available reset date as described in the "Restoration or Reset of the Benefit" provision for the applicable Guaranteed Minimum Withdrawal Benefit Rider Option.

                      The current Investment Strategy is as follows:

                        (1) owners may allocate assets to the following
                            Designated Subaccounts:

                            FAM Variable Series Funds, Inc. -- Mercury Global Allocation V.I. Fund -- Class III Shares;

                            Fidelity Variable Insurance Products Fund -- VIP Balanced Portfolio -- Service Class 2;

                            Franklin Templeton Variable Insurance Products Trust -- Franklin Income Securities Fund -- Class 2 Shares;

                            GE Investments Funds, Inc. -- Total Return
                            Fund -- Class 3 Shares;

                            Janus Aspen Series -- Balanced Portfolio -- Service Shares;

                            Legg Mason Partners Variable Portfolios I,
                            Inc. -- Legg Mason Partners Variable Total Return Portfolio -- Class II (formerly, Salomon Brothers Variable Series Funds Inc -- Salomon Brothers Variable Total Return Fund);

                            MFS(R) Variable Insurance Trust -- MFS(R) Total Return Series -- Service Class Shares; and/or

                            Oppenheimer Variable Account Funds -- Oppenheimer Balanced Fund/VA --Service Shares; OR

                        (2) owners may allocate assets to Asset Allocation
                            Model C.

The Death Benefit

                      For contracts issued on or after the later of May 1, 2003 or the date on which state insurance authorities approve applicable contract modifications, the following provisions apply:

DISTRIBUTION
PROVISIONS UPON
DEATH OF OWNER
OR JOINT OWNER
                      In certain circumstances, Federal tax law requires that distributions be made under this contract. Except as described below in the "Distribution Rules" provision, a distribution is required upon the death of:

                        (1) an owner or joint owner; or

                        (2) the Annuitant or Joint Annuitant, if any owner or
                            joint owner is a non-natural entity.

                      The amount of proceeds payable upon the death of an owner or joint owner (or the Annuitant or Joint Annuitant if an owner or joint owner is a non-natural entity) and the methods available for distributing such proceeds are also described in the provision below.

                      If any owner or joint owner who is not also an Annuitant or Joint Annuitant dies prior to the Annuity Commencement Date, the amount of proceeds payable will be the Contract Value as of the first Valuation Day as of which we have receipt of request for surrender or choice of applicable payment option, due proof of death and any required forms at our Home Office.

DEATH BENEFIT
AT DEATH OF
ANY ANNUITANT
BEFORE ANNUITY
COMMENCEMENT
DATE
                      If any Annuitant dies before income payments begin, regardless of whether the Annuitant is also an owner or joint owner, the amount of proceeds payable is the death benefit. Upon receipt of due proof of an Annuitant's death and all required forms (generally, due proof of death is a certified copy of the death certificate or a certified copy of the decree of a court of competent jurisdiction as to the finding of death), a death benefit will be paid in accordance with your instructions, subject to distribution rules and termination of contract provisions discussed in the contract and elsewhere in the prospectus.

                      The death benefit choices we offer are:

                        (1) the Basic Death Benefit;

                        (2) the Annual Step-Up Death Benefit Rider Option;

                        (3) the 5% Rollup Death Benefit Rider Option;

                        (4) the Earnings Protector Death Benefit Rider Option;
                            and

                        (5) the Earnings Protector and Greater of Annual
                            Step-Up and 5% Rollup Death Benefit Rider Option.

                      We automatically provide the Basic Death Benefit to you. The death benefit rider options are available to you for an additional charge and must be elected at the time of application. For contracts issued on or after the later of May 1, 2006, or the date on which state insurance authorities approve applicable contract modifications, you may not elect any of the optional death benefit riders with the Guaranteed Minimum Withdrawal Benefit for Life Rider. For contracts issued prior to May 1, 2006, or the date on which state insurance authorities approve applicable contract modifications, you may not elect the 5% Rollup Death Benefit Rider Option or the Earnings Protector and Greater of Annual Step-Up and 5% Rollup Death Benefit Rider Option with the Guaranteed Minimum Withdrawal Benefit for Life Rider.

                      The death benefit varies based on:

                        (1) the Annuitant's age on the date the contract is
                            issued;

                        (2) the Annuitant's age on the date of his or her death;

                        (3) the number of contract years that elapse from the
                            date the contract is issued until the date of the Annuitant's death; and

                        (4) whether any premium taxes are due at the time the
                            death benefit is paid.

                      The Basic Death Benefit available for all contracts issued is equal to the greater of:

                        (a) purchase payments adjusted for any partial
                            withdrawals (including any applicable surrender charges and premium taxes assessed) calculated as of the Valuation Day we receive due proof of death; and

                        (b) the Contract Value on the Valuation Day we receive
                            due proof of death and all required forms.

                      Partial withdrawals (including any withdrawals taken pursuant to the terms of either Guaranteed Minimum Withdrawal Benefit Rider Option) reduce the death benefit proportionally by the same percentage that the partial withdrawal (including any applicable surrender charges and any premium taxes assessed) reduces the Contract Value.

                      Please see Appendix A for an example of the Basic Death Benefit calculation.

ANNUAL STEP-UP
DEATH BENEFIT
RIDER OPTION
                      The Annual Step-Up Death Benefit Rider adds an extra feature to the Basic Death Benefit. Under the Annual Step-Up Death Benefit Rider, the amount of death benefit proceeds we will pay upon receipt of due proof of death of any Annuitant and all required forms at our Home Office will be the greater of:

                         . the Basic Death Benefit; and

                         . the Annual Step-Up Death Benefit Rider Option
                           described below.

                      The following is the Annual Step-Up Death Benefit if all Annuitant(s) are age 80 or younger on the date the contract is issued:

                      The Annual Step-Up Death Benefit on the Contract Date is the initial purchase payment. The Annual Step-Up Death Benefit will be reset on each contract anniversary, up to and including the later of the fifth contract anniversary and the contract anniversary next following or coincident with the 80th birthday of the older Annuitant and on the Valuation Day which we receive due proof of death and all required forms at our Home Office. At each reset date, the Annual Step-Up Death Benefit equals the greater of
                      (a) and (b) where:

                        (a) is the Contract Value; and

                        (b) is the Annual Step-Up Death Benefit on the last
                            reset date, plus purchase payments made since the last reset date, adjusted for any partial withdrawals taken and premium tax paid since the last reset date.

                      Partial withdrawals (including any withdrawals taken pursuant to the terms of either Guaranteed Minimum Withdrawal Benefit Rider Option) reduce the Annual Step-Up Death Benefit proportionally by the same percentage that the partial withdrawal (including any applicable surrender charges and premium taxes assessed) reduces the Contract Value.

                      The following is the Annual Step-Up Death Benefit if any Annuitant is older than age 80 on the date the contract is issued:

                      The Annual Step-Up Death Benefit on the Contract Date is the initial purchase payment. The Annual Step-Up Death Benefit will be reset on each contract anniversary, up to and including the contract anniversary next following or coincident with the 85th birthday of the older Annuitant and on the Valuation Day which we receive due proof of death and all required forms at our Home Office. At each reset date, the Annual Step-Up Death Benefit equals the greater of (a) and (b) where:

                        (a) is the Contract Value; and

                        (b) is the Annual Step-Up Death Benefit on the last
                            reset date, plus purchase payments made since the last reset date, adjusted for any partial withdrawals taken and premium tax paid since the last reset date.

                      Partial withdrawals (including any withdrawals taken pursuant to the terms of either Guaranteed Minimum Withdrawal Benefit Rider Option) reduce the Annual Step-Up Death Benefit proportionally by the same percentage that the partial withdrawal (including any applicable surrender charges and any applicable premium taxes assessed) reduces the Contract Value.

                      You may only elect the Annual Step-Up Death Benefit Rider Option at the time of application. Once elected, it may not be terminated and it will remain in effect while this contract is in force until income payments begin. On the Annuity Commencement Date, this rider and its corresponding charge will terminate.

                      The Annual Step-Up Death Benefit Rider Option may not be available in all states or in all markets. We charge an additional amount for this benefit. This charge will not exceed an annual rate of 0.20% of your Contract Value at the time of the deduction. See the "Fee Tables" provision of this prospectus for additional information.

                      Please refer to Appendix A for an example of the calculation of the Annual Step-Up Death Benefit Rider Option.

5% ROLLUP DEATH
BENEFIT RIDER
OPTION
                      The 5% Rollup Death Benefit Rider adds an extra feature to the Basic Death Benefit. Under the 5% Rollup Death Benefit Rider, the amount of death benefit proceeds we will pay upon receipt of due proof of death of any Annuitant and all required forms at our Home Office will be the greater of:

                         . the Basic Death Benefit; and

                         . the 5% Rollup Death Benefit Rider Option described
                           below.

                      The 5% Rollup Death Benefit Rider Option is available only to contracts where all Annuitants are age 75 or younger on the date the contract is issued.

                      The 5% Rollup Death Benefit on the Contract Date is the initial purchase payment. At the end of each Valuation Period after the Contract Date, the 5% Rollup Death Benefit is equal to the lesser of (a) and (b) where:

                        (a) is 200% of purchase payments; and

                        (b) is the Rollup Death Benefit at the end of the last
                            Valuation Period increased by a daily interest factor, equivalent to a 5% annual effective interest rate, plus purchase payments made during the current Valuation Period and adjusted for any partial withdrawals taken and premium taxes paid during the current Valuation Period.

                      Partial withdrawals each contract year, up to 5% of purchase payments, calculated at the time of the partial withdrawal, reduce the 5% Rollup Death Benefit by the same amount that the partial withdrawal, including any surrender charges and premium taxes paid, reduces the Contract Value. If partial withdrawals greater than 5% of purchase payments are taken in any contract year, the 5% Rollup Death Benefit is reduced proportionally for that partial withdrawal and all future partial withdrawals by the same percentage that the partial withdrawal, including any surrender charges and premium tax paid, reduces the Contract Value.

                      Timing of partial withdrawals may have unintended consequences to your 5% Rollup Death Benefit. This benefit increments daily at a compounded rate of 5%. Because of this, any partial withdrawals in a contract year that exceed the accumulated rollup interest, up to an amount equal to 5% of purchase payments, will reduce the death benefit amount below the value at the start of that contract year.

                      You may only elect the 5% Rollup Death Benefit Rider Option at the time of application. Once elected, it may not be terminated and it will remain in effect while this contract is in force until income payments begin. On the Annuity Commencement Date, this rider and its corresponding charge will terminate.

                      The 5% Rollup Death Benefit Rider Option may not be available in all states or in all markets. We charge an additional amount for this benefit. This charge will not exceed an annual rate of 0.30% of your Contract Value at the time of the deduction. See the "Fee Tables" provision in this prospectus for additional information.

                      Please refer to Appendix A for an example of the calculation of the 5% Rollup Death Benefit Rider Option.

EARNINGS
PROTECTOR
DEATH BENEFIT
RIDER OPTION
                      The Earnings Protector Death Benefit Rider adds an extra feature to your death benefit. The Earnings Protector Death Benefit Rider is available only to contracts where all Annuitants are age 75 or younger on the date the contract is issued.

                      The following is the Earnings Protector Death Benefit if all Annuitant(s) are age 70 or younger on the date the contract is issued:

                      The Earnings Protector Death Benefit is equal to 40% of earnings which are defined as (a) minus (b) where:

                        (a) is the Contract Value as of the first Valuation Day
                            we have receipt of due proof of death and all required forms at our Home Office; and

                        (b) is the sum of all purchase payments paid and not
                            previously withdrawn.

                      The Earnings Protector Death Benefit cannot exceed 70% of purchase payments adjusted for partial withdrawals (including any withdrawals taken pursuant to the terms of either Guaranteed Minimum Withdrawal Benefit Rider Option). Purchase payments, other than the initial purchase payment, paid within 12 months of the date of the Annuitant's death (or Joint Annuitant's death, if applicable) are not included in this calculation. The Earnings Protector Death Benefit will never be less than zero.

                      The following is the Earnings Protector Death Benefit if any Annuitant is older than age 70 on the date the contract is issued:

                      The Earnings Protector Death Benefit is equal to 25% of earnings which are defined as (a) minus (b) where:

                        (a) is the Contract Value as of the first Valuation Day
                            we have receipt of due proof of death and all required forms at our Home Office; and

                        (b) is the sum of all purchase payments paid and not
                            previously withdrawn.

                      The Earnings Protector Death Benefit cannot exceed 40% of purchase payments paid, as adjusted for partial withdrawals (including any withdrawals taken pursuant to the terms of either Guaranteed Minimum Withdrawal Benefit Rider Option). Purchase payments, other than the initial purchase payment, paid within 12 months of the date of the Annuitant's death (or Joint Annuitant's death, if applicable) are not included in this calculation. The Earnings Protector Death Benefit will never be less than zero.

                      Under both age scenarios listed above, partial withdrawals are taken first from gain and then from purchase payments made. For purposes of this rider, gain is calculated as (a) plus (b) minus (c) minus (d), but not less than zero, where:

                        (a) is the Contract Value on the Valuation Day we
                            receive your partial withdrawal or surrender request;

                        (b) is the total of any partial withdrawals, excluding
                            any surrender charges;

                        (c) is the total of purchase payments paid; and

                        (d) is the total of any gain previously withdrawn.

                      You may only elect the Earnings Protector Death Benefit Rider Option at the time of application. Once elected, it may not be terminated and it will remain in effect while the contract is in force until income payments begin. On the Annuity Commencement Date, this rider and its corresponding charge will terminate.

                      The Earnings Protector Death Benefit Rider Option may not be available in all states or in all markets. We charge an additional amount for this benefit. This charge will not exceed an annual rate of 0.30% of your Contract Value at the time of the deduction. See the "Fee Tables" provision of this prospectus for additional information.

                      Please refer to Appendix A for an example of the calculation of the Earnings Protector Death Benefit Rider Option.

                      There are important things you should consider before you purchase the Earnings Protector Death Benefit Rider Option. These include:

                         . The Earnings Protector Death Benefit Rider Option
                           does not guarantee that any amounts under the benefit will become payable at death. Market declines resulting in your Contract Value being less than your purchase payments paid and not previously withdrawn may result in no additional amount being payable.

                         . Once you elect the Earnings Protector Death Benefit
                           Rider Option, you cannot terminate it. This means that regardless of any changes in your circumstances, we will continue to assess a charge for the Earnings Protector Death Benefit Rider Option.

                         . Please take advantage of the guidance of a qualified
                           financial adviser in evaluating the Earnings
                           Protector Death Benefit Rider Option, as well as the other aspects of the contracts.

THE EARNINGS
PROTECTOR AND
GREATER OF
ANNUAL STEP-UP
AND 5% ROLLUP
DEATH BENEFIT
RIDER OPTION
                      The Earnings Protector and Greater of Annual Step-Up and 5% Rollup Death Benefit Rider Option combines the Greater of the Annual Step-Up and 5% Rollup Death Benefit Rider Option plus the Earnings Protector Death Benefit Rider Option. Under this rider option, the amount of death benefit proceeds we will pay upon receipt of due proof of death of any Annuitant and all required forms at our Home Office will be the greatest of:

                         . the Basic Death Benefit;

                         . the Annual Step-Up Death Benefit Rider Option
                           described above; and

                         . the 5% Rollup Death Benefit Rider Option described
                           above; plus

                         . the Earnings Protector Death Benefit Rider Option
                           described above.

                      You may only elect the Earnings Protector and Greater of Annual Step-Up and 5% Rollup Death Benefit Rider Option at the time of application. Once elected, it may not be terminated and it will remain in effect while this contract is in force until income payments begin. On the Annuity Commencement Date, this rider and its corresponding charge will terminate.

                      The Earnings Protector and Greater of Annual Step-Up and 5% Rollup Death Benefit Rider Option may not be available in all states or in all markets. We charge an additional amount for this benefit. This charge will not exceed an annual rate of 0.70% of your Contract Value at the time of the deduction. See the "Fee Tables" provision of this prospectus for additional information.

TERMINATION OF
DEATH BENEFIT
RIDER OPTIONS
WHEN CONTRACT
ASSIGNED OR SOLD
                      Your death benefit rider options will terminate in the event that you assign or sell this contract, unless your contract is assigned or sold pursuant to a court order.


HOW TO CLAIM
PROCEEDS AND/OR
DEATH BENEFIT
PAYMENTS
                      At the death of:

                        (1) an owner or joint owner (or the Annuitant or Joint
                            Annuitant if any owner or joint owner is a non-natural entity); or

                        (2) the Annuitant or Joint Annuitant;

                      the person or entity first listed below who is alive or in existence on the date of that death will become the designated beneficiary:

                        (1) owner or joint owner

                        (2) primary beneficiary

                        (3) contingent beneficiary

                        (4) owner's or joint owner's estate

                      The designated beneficiary will be treated thereafter as the sole owner of the contract. The designated beneficiary may choose one of the payment choices described below, or a default payment choice will apply if no such election is made. For purposes of this provision, if there is more than one primary beneficiary named, each one will be treated separately with respect to their portion of the contract. Thus, in cases where there are multiple designated beneficiaries, once all required information is received, each designated beneficiary will be allocated their share of the proceeds in accordance with the terms of the contract and as specified by the owner. Then, each designated beneficiary may elect one of the payment choices below or have the default payment choice apply. If there is no primary beneficiary(ies) alive or in existence at the time of death, all proceeds will be then payable to any named contingent beneficiary(ies).

                      We should be notified immediately by telephone upon the death of an owner, joint owner, Annuitant or Joint Annuitant. We have the right to request that all notifications of death be immediately followed by written notification. Upon notification, no additional purchase payments will be accepted. Upon such notification of death, we will transfer all assets in the Separate Account to the GE Investments Funds, Inc. -- Money Market Fund until receipt of due proof of death and any required forms. Due proof of death consists of a death certificate issued by a government jurisdiction or a court of law. Any required forms can consist of information necessary in order to pay any named designated beneficiary(ies) and any other information necessary to process applicable proceeds.

                      Payment Choices: The designated beneficiary may elect the form in which the proceeds will be paid from the following payment choices (and if no election is made, the default payment choice described below will apply):

                        (1) receive the proceeds in a lump sum;

                        (2) receive the proceeds over a period of five years
                            following the date of death. At the end of the five year period, any remaining amounts will be distributed in a lump sum (if the designated beneficiary dies before all payments have been distributed, the remaining proceeds will be paid to the person or entity named by the designated beneficiary or to his or her estate if no person or entity is named);

                        (3) elect Optional Payment Plan 1 or 2 as described in
                            the Optional Payment Plans section. If elected, payments must commence no later than one year after the date of death. In addition, if Optional Payment Plan 1 is chosen, the period certain cannot exceed the designated beneficiary's life expectancy, and if Optional Payment Plan 2 is chosen, the fixed period cannot exceed the designated beneficiary's life expectancy; or

                        (4) if the designated beneficiary is the spouse of a
                            deceased owner, he or she may continue the contract as stated in the "Distribution Rules" provision.

                      If a designated beneficiary makes no election within 60 days following receipt of due proof of death and all required forms at our Home Office, payments will default to payment choice 2.

DISTRIBUTION
RULES WHEN
DEATH OCCURS
BEFORE INCOME
PAYMENTS BEGIN
                      The distribution rules below apply to Non-Qualified Contracts that are generally treated as annuity contracts under the Code. These rules do not apply to Qualified Contracts or contracts held by charitable remainder trusts and certain other entities. Contracts that are not subject to these rules may be subject to other distribution rules. See the "Federal Tax Matters" provision in this prospectus. If the sole designated beneficiary is the spouse of the deceased owner, the spouse may continue the contract as the new owner. If the deceased owner was also an Annuitant or Joint Annuitant, the spouse will automatically become the new sole Annuitant. As the new named owner and Annuitant, the spouse may exercise all rights as stated in the contract. Any other surviving Joint Annuitant will be removed from the contract. Should the spouse remarry, the new spouse may not exercise this provision at the death of the surviving spouse. If the spouse is one of multiple designated beneficiaries, the spouse may only continue the contract in proportion to the amount as allocated to him or her by the owner as stated on the application or later in writing in a form acceptable to us.

                      If the designated beneficiary(ies) is not the spouse of the deceased, the designated beneficiary(ies) may not continue the contract indefinitely. Instead, the proceeds from the contract must be distributed within five years of the date of death in accordance with payment choice 1 or 2, unless payment choice 3 is timely elected, in which case, payments will begin within one year of the date of the deceased owner's death and extend over the designated beneficiary's life or a period not longer than the designated beneficiary's life expectancy.

DISTRIBUTION
RULES WHEN
DEATH OCCURS
AFTER INCOME
PAYMENTS BEGIN
                      After income payments begin, if an owner, joint owner, Annuitant, or designated beneficiary dies while the contract is in force, payments that are already being made under the contract will be made at least as rapidly as under the method of distribution in effect at the time of such death, notwithstanding any other provision of the contract. This means that unless accelerated in accordance with contract terms, income payments will continue to the beneficiary under the distribution method in effect at the applicable death.

                      For contracts issued prior to May 1, 2003 or prior to the date state insurance authorities approve applicable contract modifications, the following provisions apply:

DEATH BENEFIT
AT DEATH OF
ANY ANNUITANT
BEFORE ANNUITY
COMMENCEMENT
DATE
                      If any Annuitant dies before income payments begin, regardless of whether the Annuitant is also an owner or joint owner of the contract, the amount of proceeds available is the death benefit. Upon receipt of due proof of an Annuitant's death at our Home Office (generally, due proof is a certified copy of the death certificate or a certified copy of the decree of a court of competent jurisdiction as to the finding of death), we will calculate the death benefit. We will treat the death benefit in accordance with your instructions, subject to distribution rules and termination of contract provisions described elsewhere.

BASIC DEATH
BENEFIT
                      The Basic Death Benefit equals the greater of:

                        (a) purchase payments adjusted for any previous
                            withdrawals taken (including any surrender charges and premium taxes assessed); and

                        (b) the Contract Value as of the date we receive due
                            proof of death of any Annuitant.

DEATH BENEFIT
RIDER OPTIONS
                      Death benefit rider options must be elected at the time of application. Once elected, the death benefit option(s) elected will remain in effect while your contract is in force until income payments begin or the death benefit option(s) is terminated, as permitted by the rider option. The Optional Enhanced Death Benefit CANNOT be terminated while the contract is in force and before income payments begin. The Optional Death Benefit and the Guaranteed Minimum Death Benefit may be terminated any time while the contract is in force and before income payments begin. The termination will be effective as of your next contract anniversary date following the date of receipt of your request to terminate the rider at our Home Office, provided that we receive your request to terminate the rider(s) within 30 days prior to your next contract anniversary date.

                      Not all death benefit rider options may be available in all states or to all contracts. In addition, if all death benefit rider options are available, an owner may not elect all three death benefit rider options.

                      If the Annuitant and Joint Annuitant are age 75 or younger at the time the contract is issued, the owner may elect one of the following optional death benefits or death benefit combinations:

                        (1) Optional Death Benefit;

                        (2) Optional Enhanced Death Benefit;

                        (3) Optional Guaranteed Minimum Death Benefit;

                        (4) Optional Death Benefit and Optional Enhanced Death
                            Benefit; and

                        (5) Optional Guaranteed Minimum Death Benefit and
                            Optional Enhanced Death Benefit.

                      The combination of the Optional Death Benefit and Optional Guaranteed Minimum Death Benefit is not permitted.

                      If any Annuitant is age 76 or older at the time the contract is issued, the owner may only elect the Optional Death Benefit.

OPTIONAL DEATH
BENEFIT
                      The Optional Death Benefit coordinates with the Basic Death Benefit and adds an extra feature. Under the Optional Death Benefit, the amount payable as of the date we receive due proof of death will be the greater of:

                         . the Basic Death Benefit; and

                         . the minimum death benefit as described below.

                      The minimum death benefit varies based on the age of the Annuitant(s) at issue and at death.

                      If the Annuitant is, or if there is a Joint Annuitant, both the Annuitant and the Joint Annuitant are, age 80 or younger at issue, the minimum death benefit is equal to the greatest sum of (1) and (2), where:

                        (1) is the Contract Value as of any contract
                            anniversary up to and including the later of the fifth contract anniversary or the contract anniversary next following or coincident with the 80th birthday of the older of any Annuitant; and

                        (2) is any purchase payments the owner made since that
                            contract anniversary adjusted for any partial withdrawals taken and any applicable premium tax assessed.

                      If any Annuitant is older than age 80 at issue, the minimum death benefit is equal to the greatest sum of (1) and (2), where:

                        (1) is the Contract Value as of any contract
                            anniversary up to and including the contract anniversary next following or coincident with the 85th birthday of the older of any Annuitant; and

                        (2) is any purchase payments made since that contract
                            anniversary adjusted for any partial withdrawals taken and any applicable premium tax assessed.

                      Under both age scenarios, a partial withdrawal reduces the minimum death benefit proportionally by the same percentage that the partial withdrawal (including applicable surrender charges and premium taxes assessed) reduces the Contract Value.

                      The Optional Death Benefit may not be available in all states or markets. In addition, to be eligible for this rider, neither the Annuitant nor Joint Annuitant (if applicable) may be older than age 84 at the time of issue, unless we approve a different age.

OPTIONAL
ENHANCED
DEATH BENEFIT
                      The Optional Enhanced Death Benefit (which may be referred to as "GE Earnings Protector(R)" in our marketing materials) adds an extra feature to our Basic Death Benefit and, if applicable, the Optional Death Benefit or Optional Guaranteed Minimum Death Benefit.

                      You may only elect the Optional Enhanced Death Benefit at the time of application. Once elected, the benefit will remain in effect while your contract is in force until income payments begin. You cannot otherwise terminate this benefit.

                      The Optional Enhanced Death Benefit may not be available in all states or markets. In addition, to be eligible for this rider, any Annuitant cannot be age 76 or older at the time of issue unless we approve a different age.

                      The Optional Enhanced Death Benefit varies based on the older age of any Annuitant at issue. Your Optional Enhanced Death Benefit will never be less than zero.

                      If both Annuitants are age 70 or younger at the date the contract is issued, the Optional Enhanced Death Benefit equals 40% of (a) minus (b), where:

                        (a) is the Contract Value as of the date we receive due
                            proof of death; and

                        (b) is purchase payments paid, not previously withdrawn.

                      This death benefit cannot exceed 70% of purchase payments paid adjusted for partial withdrawals taken. Purchase Payments, other than the initial premium, paid within 12 months of death are not included in this calculation.

                      If any Annuitant is older than age 70 at the time the contract is issued, the Optional Enhanced Death Benefit equals 25% of (a) minus (b), where:

                        (a) is the Contract Value on the date we receive due
                            proof of death; and

                        (b) is purchase payments paid, not previously withdrawn.

                      This death benefit cannot exceed 40% of purchase payments paid, adjusted for partial withdrawals taken. Purchase payments, other than the initial premium, paid within 12 months of death are not included in this calculation.

                      Under both age scenarios listed above, we take partial withdrawals first from gain and then from purchase payments paid. For purposes of this benefit, we calculate gain as (a) plus (b) minus (c) minus (d), but not less than zero, where:

                        (a) is the Contract Value on the date we receive your
                            partial withdrawal request;

                        (b) is the total of any partial withdrawals, excluding
                            surrender charges, previously taken;

                        (c) is the total of purchase payments paid; and

                        (d) is the total of any gain previously withdrawn.

OPTIONAL
GUARANTEED
MINIMUM DEATH
BENEFIT
                      The Optional Guaranteed Minimum Death Benefit adds an extra feature to the Basic Death Benefit. Under the Optional Guaranteed Minimum Death Benefit, the amount we pay as of the date we receive due proof of death of any Annuitant will be the greater of:

                         . the Basic Death Benefit; and

                         . the minimum death benefit as of the date we receive
                           due proof of death. The minimum death benefit is the value of purchase payments increased with interest at 6% per contract year up to 200% of purchase payments.

                      Partial withdrawals for each contract year up to 6% of purchase payments, calculated at the time of each partial withdrawal, reduce the minimum death benefit by the same amount that the partial withdrawal (including any applicable surrender charge and premium taxes assessed) reduces the Contract Value.

                      However, once any partial withdrawal in the current or any prior contract year exceeds 6% of purchase payments made under the contract, all partial withdrawals from then on will reduce the minimum death benefit proportionately by the same percentage that the partial withdrawals (including any applicable surrender charges and premium taxes assessed) reduce the Contract Value.

                      You may only elect the Optional Guaranteed Minimum Death Benefit when you apply for a contract. Once elected, the benefit remains in effect while your contract is in force until income payments begin, or until the contract anniversary following the date we receive your request to terminate the benefit. If we receive your request within 30 days following any contract anniversary, you may request that the benefit terminate as of that anniversary.

                      The Optional Guaranteed Minimum Death Benefit may not be available in all states or markets. In addition, to be eligible for this benefit, neither the Annuitant nor the Joint Annuitant (if applicable) may be age 76 or older at the time of issue, unless we approve a different age.

WHEN WE
CALCULATE THE
DEATH BENEFIT
                      We will calculate the Basic Death Benefit, Optional Death Benefit, the Optional Enhanced Death Benefit and the Guaranteed Minimum Death Benefit on the date we receive due proof of death at our Home Office. Until we receive complete written instructions satisfactory to us from the beneficiary, the assets will remain allocated in the Subaccount and/or the Guarantee Account, according to your last instructions. This means that the death benefit will fluctuate with the performance of the Subaccounts in which you are invested.

DEATH OF AN
OWNER OR JOINT
OWNER BEFORE
THE ANNUITY
COMMENCEMENT
DATE
                      In certain circumstances, Federal tax law requires that distributions be made under this contract upon the first death of:

                         . an owner or joint owner; or

                         . the Annuitant (if any owner is a non-natural entity
                           such as a trust or corporation

                      The discussion below describes the methods available for distributing the value of the contract upon death.

                      At the death of any owner (or Annuitant, if the owner is a non-natural entity), the person or entity first listed below who is alive or in existence on the date of that death will become the designated beneficiary:

                        (1) owner or joint owner;

                        (2) primary beneficiary;

                        (3) contingent beneficiary; or

                        (4) owner's estate.

                      We then will treat the designated beneficiary as the sole owner of the contract. If there is more than one designated beneficiary, we will treat each one separately in applying the tax law's rules described below.

                      Distribution Rules: Distributions required by Federal tax law differ depending on whether the designated beneficiary is the spouse of the deceased owner (or the spouse of the deceased Annuitant, if the contract is owned by a non-natural entity).

                         . Spouses -- If the designated beneficiary is the
                           spouse of the deceased, the spouse may continue the contract as the new owner. If the deceased was the Annuitant, the spouse will automatically become the new sole Annuitant. At the death of the spouse, this provision may not be used again, even if the spouse remarries. In such case, the entire interest in the contract will be paid within 5 years of such spouse's death to the beneficiary named by the spouse. If no beneficiary is named, such payment will be made to the spouse's estate. The amount payable will be equal to the death benefit on the date we receive due proof of the Annuitant's death. Any increase in the Contract Value will be allocated to the Subaccounts and/or the Guarantee Account using the purchase payment allocation in effect at that time. Any death benefit payable subsequently
                           (at the death of the new Annuitant) will be calculated as if the spouse had purchased a contract for the new Contract Value on the date we received due proof of death. Any death benefit will be based on the new Annuitant's age as of the date we receive due proof of death of the original owner rather than the age of the previously deceased Annuitant. All other provisions will continue as if the spouse had purchased the contract on the original Contract Date.

                         . Non-Spouses -- If the designated beneficiary is not
                           the spouse of the deceased person, this contract cannot be continued in force indefinitely. Instead, upon the death of any owner (or Annuitant, if the owner is a non-natural entity), payments must be made to (or for the benefit of) the designated beneficiary under one of the following payment choices:

                            (1) receive the Surrender Value in a lump sum
                                payment upon receipt of due proof of death (see the "Requesting Payments Provision");

                            (2) receive the Surrender Value at any time during
                                the five year period following the date of death. At the end of the five year period, we will pay in a lump sum payment any Surrender Value still remaining; or

                            (3) apply the Surrender Value to provide a monthly
                                income benefit under Optional Payment Plan 1 or
                                2. The first monthly income benefit payment must be made no later than one year after the date of death. In addition, if Optional Payment Plan 1 is chosen, the period certain cannot exceed the designated beneficiary's life expectancy, and if Optional Payment Plan 2 is chosen, the fixed period cannot exceed the designated beneficiary's life expectancy.

                      If no choice is made by the designated beneficiary within 30 days following receipt of due proof of death, we will pay the Surrender Value within 5 years of the date of death. Due proof of death must be provided within 90 days of the date of death. We will not accept any purchase payments after the non-spouse's death. If the designated beneficiary dies before the entire Surrender Value has been distributed, we will pay in a lump sum Surrender Value still remaining to the person named by the designated beneficiary. If no person is so named, we will pay the designated beneficiary's estate.

                      Under payment choice 1 or 2, the contract will terminate upon payment of the entire Surrender Value. Under payment choice 3, this contract will terminate when we apply the Surrender Value to provide a monthly income benefit.

                      Amount of the proceeds: The proceeds we pay will vary, in part, based on the person who dies, as shown below:

                                                                    Amount of
                                   Person Who Died                Proceeds Paid
                      ----------------------------------------------------------
                      Owner or Joint Owner                       Surrender Value
                      (who is not an Annuitant)
                      ----------------------------------------------------------
                      Owner or Joint Owner (who is an Annuitant) Death Benefit
                      ----------------------------------------------------------
                      Annuitant                                  Death Benefit
                      ----------------------------------------------------------

                      Upon receipt of due proof of death, the designated beneficiary will instruct us how to treat the proceeds subject to the distribution rules discussed above.

DEATH OF OWNER,
JOINT OWNER, OR
ANNUITANT AFTER
INCOME PAYMENTS
BEGIN
                      After income payments begin, if an owner, joint owner, Annuitant or designated beneficiary dies while the contract is in force, payments that are already being made under the contract will be made at least as rapidly as under the method of distribution in effect at the time of such death, notwithstanding any other provision in the contract.

Income Payments

INCOME PAYMENTS
AND THE ANNUITY
COMMENCEMENT
DATE
                      The Annuity Commencement Date is the date income payments begin under the contract, provided the Annuitant is still living on that date. (Income payments may begin on a different date from the GIS Subaccount(s) pursuant to the election of the Guaranteed Income Rider under the terms of that rider and from the Payment Protection Plan(s) pursuant to the election of the Payment Protection Rider under the terms of that rider. See the "Guaranteed Income Rider" and "Payment Protection Rider" sections of this provision.) An Annuity Commencement Date that occurs or is scheduled to occur at an advanced age (e.g., past age
                      85) may, in certain circumstances, have adverse income tax consequences. See the "Federal Tax Matters" provision of this prospectus. The Annuity Commencement Date may be changed in one year increments up until the time income payments begin. You may change the Annuity Commencement Date to any date within one year of the last Annuity Commencement Date. To change the Annuity Commencement Date, send a written notice to our Home Office before the Annuity Commencement Date then in effect. We reserve the right to establish a maximum Annuity Commencement Date. If you change the Annuity Commencement Date, the Annuity Commencement Date will then mean the new Annuity Commencement Date you selected. Contracts issued to qualified retirement plans provide for income payments to start at the date and under the option specified by the plan.

                      We will pay a monthly income benefit to the owner beginning on the Annuity Commencement Date provided an Annuitant is still living. Unless you have elected one of the Payment Protection Rider Options, we will pay the monthly income benefit in the form of a Life Income with 10 Years Certain plan or a Joint Life and Survivor Income with 10 Years Certain plan, both with variable income payments, using the gender (where appropriate) and settlement age of the Annuitant(s) instead of the payee, unless you make another election as described below. If you elected one of the Payment Protection Rider Options, we will pay monthly income over the life of the Annuitant(s). As described in your contract, the settlement age may be less than the Annuitant's age. This means that payments may be lower than they would have been without the adjustment. You may also choose to receive the Surrender Value of your contract on the date immediately preceding the Annuity Commencement Date in a lump sum, in which case, we will cancel the contract. See the "Requesting Payments" provision of this prospectus.

                      Payments will continue for the life of the Annuitant under the Life Income with 10 Years Certain plan, if he or she lives longer than 10 years. If the Annuitant dies before the end of 10 years, we will discount the remaining payments for the 10-year period at the same rate used to calculate the monthly income payment. If the remaining payments are variable income payments, the amount of each payment to be discounted will be assumed to be equal to the value of the payment on the date we receive due proof of death. We will pay this discounted amount in a lump sum.

                      Payments will continue for the life of the Surviving Annuitant under the Joint Life and Survivor Income with 10 Years Certain plan, if any Annuitant lives longer than 10 years. If both Annuitants die before the end of 10 years, the remaining payments for the 10-year period will be discounted at the same rate used to calculate the monthly income payment. If the remaining payments are variable income payments, the amount of each payment to be discounted will be assumed to be equal to the value of the payment on the date we receive due proof of death. We will pay this discounted amount in a lump sum.

                      The contract also provides optional forms of income payments, each of which is payable on a fixed basis. Optional Payment Plans 1 and 5 also are available on a variable basis.

                      If you elect fixed income payments, the guaranteed amount payable will be computed using interest at 3% compounded yearly. We may increase the interest rate, which will increase the amount we pay to you or the payee.

                      If you elect variable income payments, the dollar amount of the first variable income payment will depend on the annuity purchase rates described in your contract for the optional payment plan you choose. These rates vary based on the Annuitant's settlement age and gender, and upon the settlement age and gender of a second person you designate (if applicable). Under such tables, the longer the life expectancy of the Annuitant or the longer the period for which we guarantee to make payments under the option, the smaller the amount the first variable income payment will be. After your first income payment, the dollar amount of your income payments will vary based on the investment performance of the Subaccount(s) in which you invest and the contract's assumed interest rate.

                      The assumed interest rate is an assumption we make regarding the investment performance of the Portfolios you select. This rate is simply the total return, after expenses, you need to keep your variable income payments level. We assume an effective annual rate of 3%. This means that if the annualized investment performance, after expenses, of your Subaccounts, measured between the day that the last payment was made and the day on which we are calculating the new payment, is less than 3%, then the dollar amount of your variable income payment will decrease. Conversely, if the annualized investment performance, after expenses, of your Subaccounts, measured between the day that the last payment was made and the day on which we are calculating the new payment, is greater than 3%, then the dollar amount of your income payment will increase.

                      We will make income payments monthly unless you elect to receive payments quarterly, semi-annually or annually. Under the monthly income benefit and all of the optional payment plans, if any payment made more frequently than annually would be or becomes less than $100, we reserve the right to reduce the frequency of payments to an interval that would result in each payment being at least $100. If the annual payment payable at maturity is less than $20, we will pay the Surrender Value in a lump sum. (See the "Requesting Payments" provision in this prospectus.) Upon making such a payment, we will have no future obligation under the contract.

                      The amount of your income payments will depend on four things:

                        (1) your Surrender Value on the Valuation Day
                            immediately preceding the Annuity Commencement Date;

                        (2) the settlement age on the Annuity Commencement
                            Date, and if applicable, the gender of the Annuitant(s);

                        (3) the specific payment plan you choose; and

                        (4) if you elect variable income payments, the
                            investment performance of the Portfolios selected.

                      As provided in your contract, we may adjust the age used to determine income payments, and we may deduct premium taxes from your payments.

OPTIONAL
PAYMENT PLANS
                      The following Optional Payment Plans are available under the contract unless you have fully annuitized under the Guaranteed Income Rider or one of the Payment Protection Rider Options:

                          Plan 1 -- Life Income with Period Certain. This option guarantees monthly payments for the lifetime of the payee with a minimum number of years of payments. If the payee lives longer than the minimum period, payments will continue for his or her life. The minimum period can be 10, 15, or 20 years. The payee selects the designated period. If the payee dies during the minimum period, we will discount the amount of the remaining guaranteed payments at the same rate used in calculating income payments. We will pay the discounted amount in a lump sum to the payee's estate, unless otherwise provided.

                          Plan 2 -- Income for a Fixed Period. This option provides for periodic payments to be made for a fixed period not longer than 30 years. Payments can be made annually, semi-annually, quarterly, or monthly. If the payee dies, we will discount the amount of the remaining guaranteed payments to the date of the payee's death at the same rate used in calculating income payments. We will pay the discounted amount in a lump sum to the payee's estate, unless otherwise provided.

                          Plan 3 -- Income of a Definite Amount. This option provides periodic payments of a definite amount to be paid. Payments can be annually, semi-annually, quarterly, or monthly. The amount paid each year must be at least $120 for each $1,000 of proceeds. Payments will continue until the proceeds are exhausted. The last payment will equal the amount of any unpaid proceeds. If the payee dies, we will pay the amount of the remaining proceeds with earned interest in a lump sum to the payee's estate, unless otherwise provided.

                          Plan 4 -- Interest Income. This option provides for periodic payments of interest earned from the proceeds left with us. Payments can be annually, semi-annually, quarterly, or monthly. If the payee dies, we will pay the amount of remaining proceeds and any earned but unpaid interest in a lump sum to the payee's estate, unless otherwise provided. This plan is not available to contracts issued as Qualified Contracts.

                          Plan 5 -- Joint Life and Survivor Income. This option provides for us to make monthly payments to two payees for a guaranteed minimum of 10 years. Each payee must be at least 35 years old when payments begin. Payments will continue as long as either payee is living. If both payees die before the end of the minimum period, we will discount the amount of the remaining payments for the 10 year period at the same rate used in calculating income payments. We will pay the discounted amount in a lump sum to the survivor's estate, unless otherwise provided.

                          Plan 6 -- Fixed Income for Life. This option provides for us to make monthly payments of a fixed amount for the life of the Annuitant or, if there are Joint Annuitants, the last surviving Annuitant. If the Guaranteed Minimum Withdrawal Benefit for Life Rider has been elected and an Annuitant is at least age 95, the fixed amount payable annually will be greater than or equal to the most recently calculated Withdrawal Limit. If the last surviving Annuitant dies, no amount will be payable under this option.

                      If the payee is not a natural person, our consent must be obtained before selecting an Optional Payment Plan. Fixed income payments, if selected, will begin on the date we receive due proof of the Annuitant's death, or on the Annuity Commencement Date. Variable income payments will begin within seven days after the date payments would begin under the corresponding fixed option. Payments under Optional Payment Plan 4 (Interest Income) will begin at the end of the first interest period after the date proceeds are otherwise payable.

                      All payments under Optional Payment Plan 2 (Income for a Fixed Period), Optional Payment Plan 3 (Income of a Definite Amount) and Optional Payment Plan 4 (Interest Income) may be redeemed by the payee upon written request to our Home Office. Payments made under Optional Payment Plan 1 (Life Income with Period Certain) and Optional Payment Plan 5 (Joint Life and Survivor Income) are not redeemable. If a request for redemption is received for Optional Payment Plans 2, 3 or 4 in good order, the payment will generally be made within seven days, however, some states require us to reserve the right to defer payments from the Guarantee Account for up to six months from the date we receive the request for payment.

VARIABLE
INCOME
PAYMENTS
                      The monthly amount of your first variable income payment will equal your Contract Value as of the Annuity Commencement Date, less any premium taxes, multiplied by the monthly payment rate for the payment plan you choose (at an assumed interest rate of 3%), divided by 1,000. We determine subsequent payments based on Annuity Units.

                      On the Annuity Commencement Date, we determine the number of Annuity Units for each Subaccount. This number will not change unless you make a transfer. On the Annuity Commencement Date, the number of Annuity Units for a Subaccount is the portion of the first payment from that Subaccount divided by the Annuity Unit value for that Subaccount on the day the first payment is due. Each subsequent variable income payment will equal the sum of payments for each Subaccount. The payment for a Subaccount is the number of Annuity Units for that Subaccount times the Annuity Unit value for that Subaccount seven days before the monthly anniversary of the Annuity Commencement Date.

                      Following the Annuity Commencement Date, the Annuity Unit value of each Subaccount for any Valuation Period will equal the Annuity Unit value for the preceding Valuation Period multiplied by the product of (a) and (b), where:

                        (a) is the net investment factor for the Valuation
                            Period for which we are calculating the Annuity Unit value; and

                        (b) is an assumed interest rate factor equal to
                            .99991902 raised to a power equal to the number of days in the Valuation Period.

                      The assumed interest rate factor in (b) above is the daily equivalent of dividing by one plus the assumed investment interest rate of 3%. We may offer a plan that has a different assumed investment interest rate. If we do, the assumed interest rate factor we use in (b) above would change.

                      If you have elected the Payment Protection with Commutation Immediate and Deferred Variable Annuity, the assumed interest rate will be 4% and the assumed interest rate factor in (b) will equal .99989255 raised to a power equal to the number of days in the Valuation Period.

TRANSFERS
AFTER THE
ANNUITY
COMMENCEMENT
DATE
                      If we are making variable income payments, the payee may change the Subaccounts from which we are making the payments three times each calendar year. If you elect one of the Payment Protection Rider Options, the benefits you receive under such rider may be reduced if, after a transfer, your assets (Annuity Units) are not allocated in accordance with the prescribed Investment Strategy. Transfers may not be made if income payments are being received pursuant to the terms of the Guaranteed Income Rider. The transfer will be effective as of the end of the Valuation Period during which we receive written request at our Home Office. We reserve the right to limit the number of transfers, if necessary, for the contract to continue to be treated as an annuity under the Code. We also reserve the right to refuse to execute any transfer if any of the Subaccounts that would be affected by the transfer is unable to purchase or redeem shares of the Portfolio in which the Subaccount invests or if the transfer would adversely affect Annuity Unit values. If the number of Annuity Units remaining in a Subaccount after a transfer is less than 1, we will transfer the remaining balance in addition to the amount requested for the transfer. We will not allow a transfer into any Subaccount unless the number of Annuity Units of that Subaccount after the transfer is at least 1. The amount of the income payments as of the date of the transfer will not be affected by the transfer. We will not charge for transfers made after the Annuity Commencement Date.

                      For contracts issued prior to September 2, 2003, we do not permit transfers between the Subaccounts and the Guarantee Account after the Annuity Commencement Date. We also do not permit transfers in the Guarantee Account from one interest rate guarantee period to another interest rate guarantee period.

GUARANTEED
INCOME RIDER
                      The Guaranteed Income Rider provides a guaranteed income benefit that is based on the amount of assets you invest in the GIS Subaccount(s). Under the rider, you will receive a series of monthly income payments determined on the earlier of the date you designate payments from the GIS Subaccount(s) to begin (the "Income Start Date") or the date you annuitize the contract (the "Annuity Commencement Date"). Each series of monthly income payments is referred to as a segment. The guaranteed income benefit may be comprised of one or more segments. If you meet the conditions of the rider, as discussed more fully below, the amount of your monthly income payment, for each segment, will have a guaranteed income floor, and the guaranteed income floor will not vary based on the market performance of the Subaccounts in which your assets are allocated.

                      You may not allocate purchase payments or assets in your contract directly to the GIS Subaccount(s). Payments to the GIS Subaccount(s) must be made through a series of scheduled transfers. As discussed in the "Scheduled Transfers" section below, for contracts issued on or after the later of April 29, 2005, or the date on which state insurance authorities approve applicable contract modifications, scheduled transfers may be made in advance of their due date. In other words, for these contracts, you will have the ability to "pre-pay" transfers into the GIS Subaccount(s).

                      The Guaranteed Income Rider may not be available in all states or in all markets. This rider may be referred to as the "Guaranteed Income Advantage" in our marketing materials. We reserve the right to discontinue offering the Guaranteed Income Rider at any time and for any reason.

                      Each segment has its own effective date, Income Start Date, series of scheduled transfers, monthly income plan and guaranteed annual income factor. If you wish to elect this rider, you must do so at the time of application. You may add additional segments on any contract monthly anniversary for a maximum of five segments, provided the Annuitant is age 70 or younger at the time the segment is elected. We reserve the right to allow additional segments in the future.

SCHEDULED TRANSFERS   The first scheduled transfer is made to the GIS
                      Subaccount(s) as of the effective date of the segment.
                      Scheduled transfers if due will continue to be made on each monthly anniversary of that date until the earlier of the Income Start Date or the Annuity Commencement
                      Date. For contracts issued on or after the later of April
                      29, 2005, or the date on which state insurance authorities approve applicable contract modifications, scheduled transfers may be made in advance of the monthly anniversaries on which they become due. If any month ends before the monthly anniversary or on a day that is not a Valuation Day, the next Valuation Day will be treated as the monthly anniversary for that month.

                      Only scheduled transfers can be made into the GIS Subaccount(s). Purchase payments may not be made directly to the GIS Subaccount(s). Scheduled transfers are made first to the GIS Subaccount(s) of the segment that has been in effect for the longest period of time.

                      Scheduled transfers will first be made on a prorata basis from the Subaccounts to which you have allocated assets, excluding the GIS Subaccount(s).

                      There is a minimum scheduled transfer of $100. If amounts available for transfer on the date of the scheduled transfer are not enough to make the scheduled transfer, that scheduled transfer and any future scheduled transfers will not be made with respect to that segment. Your guaranteed income floor for that segment will be based upon scheduled transfers made to that date.

WITHDRAWALS AND       You may take a withdrawal or make transfers from the GIS
TRANSFERS             Subaccount(s) at any time prior to the earlier of the
                      Income Start Date or the Annuity Commencement Date. For contracts issued on or after the later of April 29, 2005, or the date on which state insurance authorities approve applicable contract modifications, except for the annual contract charge and any transfer charge (if applicable), any rider charge and contract charge not taken as an asset based charge from the GIS Subaccount(s) will be treated as withdrawals for purposes of calculating the guaranteed income floor and scheduled transfers made.

                      Once you take a withdrawal or make a transfer from a segment, you will not be permitted to make any additional scheduled transfers to that segment. Your guaranteed income floor will be adjusted to reflect the amount withdrawn or transferred by using a recalculation of scheduled transfers made as described below. For contracts issued prior to April 29, 2005, or prior to the date on which state insurance authorities approve applicable contract modifications, after such withdrawal or transfer, the number of scheduled transfers made will equal (a) multiplied by (b) divided by (c), where:

                        (a) is the number of scheduled transfers made prior to
                            such withdrawal or transfer;

                        (b) is the value of the applicable GIS Subaccount(s)
                            after such withdrawal or transfer; and

                        (c) is the value of the applicable GIS Subaccount(s)
                            before such withdrawal or transfer.

                      For contracts issued on or after the later of April 29, 2005, or the date on which state insurance authorities approve applicable contract modifications, after such withdrawal or transfer, the scheduled transfers made will equal (a) multiplied by (b) divided by (c), where:

                        (a) is the scheduled transfers made prior to such
                            withdrawal or transfer;

                        (b) is the value of the applicable GIS Subaccount(s)
                            after such withdrawal or transfer; and

                        (c) is the value of the applicable GIS Subaccount(s)
                            before such withdrawal or transfer.

                      Unless you instruct otherwise, withdrawals will first be deducted from the Subaccounts in which you have allocated assets, excluding the GIS Subaccount(s). These deductions will be taken on a prorata basis. Then, withdrawals will be deducted from the GIS Subaccount(s) from the segment that has been in effect for the shortest period of time.

                      Transfers from the GIS Subaccount(s) will be subject to the provisions stated in the "Transfers" provision in this prospectus.

MONTHLY INCOME        You may elect to receive monthly income under this rider
                      or you may elect to transfer the value in the GIS
                      Subaccount(s) to another investment option under your contract and receive income payments. If you elect to transfer the value in the GIS Subaccount(s) to another investment option, you will lose the guaranteed income benefit for that segment.

                      On the Income Start Date, we will begin making monthly income payments in accordance with the monthly income plan chosen by you. The Income Start Date for the first segment is determined at application. The Income Start Date for each additional segment is determined at the time that segment is added to the contract. Once established, these Income Start Dates cannot be changed. For a single Annuitant, monthly income will be based on a Life Income with a 10 Year Period Certain plan. For Joint Annuitants, monthly income will be based on a Joint Life and Survivor Income with a 10 Year Period Certain plan. Different options may be elected prior to the effective date of the segment and must be approved by us. Please note that all Optional Payment Plans listed may not be available. See the "Optional Payment Plans" section of the "Income Payments" provision in this prospectus for additional information on available payment options.

                      Once monthly income payments begin, we will allocate payments to the investment options in which you have allocated assets at that time, excluding the GIS Subaccount(s), unless you choose to have monthly income payments made directly to you. Monthly income payments that are allocated to the investment options will not be subject to a contingent deferred sales charge if those payments are subsequently withdrawn or surrendered from the contract.

                      Monthly income is calculated as of the first Valuation Day of each annuity year. If the first day of the annuity year does not begin on a Valuation Day, payments will be calculated on the next succeeding Valuation Day. Monthly income from the segment will not change from month to month during an annuity year; however, if another segment begins monthly payments after payments have already begun from other segments, your total monthly payments may increase due to the fact payments are being made from multiple segments.

HOW INCOME PAYMENTS
ARE CALCULATED

Initial Income        The initial annual income amount under any applicable
Payment               payment plan is calculated by taking (a) multiplied by
                      (b), divided by (c), where:

                        (a) is the annual income rate per $1,000 in the
                            contract for the income payment plan elected and the gender(s) and settlement age(s) of the Annuitant(s) as shown in the rider as of the Income Start Date;

                        (b) is the value in the applicable GIS Subaccount(s) as
                            of the Income Start Date, less any applicable premium tax; and

                        (c) is $1,000.

                      Income rates, for purposes of the Guaranteed Income Rider, are based on the Annuity 2000 Mortality Tables, using an assumed interest rate of 3.5%.

                      The initial monthly income is the greater of the level income amount and the guaranteed income floor. We determine the level income amount by applying the annual income amount to a 12 month, period certain, single payment immediate annuity.

                      For contracts issued prior to April 29, 2005, or prior to the date on which state insurance authorities approve applicable contract modifications, the guaranteed income floor is equal to (a) multiplied by (b) multiplied by
                      (c), where:

                        (a) is the scheduled transfer;

                        (b) is the guaranteed annual income factor divided by
                            12; and

                        (c) is the number of scheduled transfers made, adjusted
                            for withdrawals and transfers.

                      For contracts issued on or after the later of April 29, 2005, or the date on which state insurance authorities approve applicable contract modifications, the guaranteed income floor is equal to (a) multiplied by (b), where:

                        (a) is the scheduled transfers made into the GIS
                            Subaccount(s), adjusted for withdrawals and transfers; and

                        (b) is the guaranteed annual income factor divided by
                            12.

                      Subsequent income payments are determined by Annuity
Subsequent Income     Units. The amount of any subsequent annual income amount
Payments              may be greater or less than the initial amount.

                      For contracts issued prior to April 29, 2005, or prior to the date on which state insurance authorities approve applicable contract modifications, the number of Annuity Units is determined by dividing the dollar amount of the initial annual income amount by the Annuity Unit values as of the Income Start Date. Your number of Annuity Units under a particular segment remains fixed. The dollar amount of each subsequent annual income amount is determined by multiplying your number of Annuity Units by the Annuity Unit value as of the Valuation Day each annuity year begins.

                      For contracts issued on or after the later of April 29, 2005, or the date on which state insurance authorities approve applicable contract modifications, the number of Annuity Units for each Subaccount is determined by dividing the portion of the initial annual income amount attributable to that Subaccount by the Annuity Unit value for that Subaccount as of the Income Start Date. The dollar amount of each subsequent annual income amount is the sum of the amounts from each Subaccount. The amount is determined by multiplying your number of Annuity Units in each Subaccount by the Annuity Unit value for that Subaccount as of the Valuation Day each annuity year begins.

                      An adjustment account is established on the Income Start Date. The adjustment account tracks the difference between the level income amount and the guaranteed income floor when the level income amount is less than the guaranteed income floor. You will not receive monthly income above the guaranteed income floor unless future performance of the underlying Subaccount(s) is sufficient to reduce the adjustment account to zero. Therefore, poor long-term performance of the underlying Subaccount(s) may result in monthly income equal to the guaranteed income floor, even if the underlying Subaccount(s) performs well in a particular year. The value of the adjustment account will be the greater of (a) and (b), where:

                        (a) is zero; and

                        (b) is 12 multiplied by the guaranteed income floor
                            minus 12 multiplied by the initial level income amount.

                      The actual monthly income in subsequent annuity years is the greater of (a) and (b), where:

                        (a) is the subsequent level income amount minus any
                            value in the adjustment account as of the date the last monthly income was made divided by 12; and

                        (b) is the guaranteed income floor.

                      For monthly income in subsequent annuity years, the value of the adjustment account will be the greater of (a) and
                      (b) where:

                        (a) is zero; and

                        (b) is the value of the adjustment account as of the
                            date that the last monthly income was made, plus 12 multiplied by the actual subsequent monthly income, minus 12 multiplied by the subsequent level income amount.

                      On the Income Start Date, if any monthly income would be $100 or less, we reserve the right to reduce the frequency of transfers or payments to an interval that would result in each amount being at least $100. If the annual amount is less than $100, we will pay you the value in the applicable GIS Subaccount as of the Income Start Date and that segment will terminate.

                      On the Annuity Commencement Date, no further scheduled transfers can be added to the GIS Subaccount(s). On this date, monthly income will be included as part of income payments in accordance with your income payment plan selected.

DEATH PROVISIONS      The following provisions apply to any and all segments
                      with regard to the death of any Annuitant.

                      Special Distribution Rules When Death Occurs Before Income Start Date and Annuity Commencement Date

                      For a surviving spouse who is an Annuitant and a designated beneficiary, the following will apply:

                        (1) Upon notification of death:

                            (a) the value of all Subaccounts, excluding the
                                value of the GIS Subaccount(s), will be
                                transferred to the GE Investments Funds, Inc. -- Money Market Fund; and

                            (b) scheduled transfers if due will continue to be
                                made.

                        (2) If the surviving spouse elects to continue the
                            contract, on receipt of proof of death and all required forms at our Home Office:

                            (a) the death benefit under the contract will be
                                allocated on a prorata basis to the investment options in which assets are then allocated;

                            (b) all current segments will continue; and

                            (c) the surviving spouse may elect to fund new
                                segments on a contract monthly anniversary, if then eligible.

                      For a surviving spouse, who is the designated beneficiary of any portion of the contract but not an Annuitant, the following will apply:

                        (1) Upon notification of death:

                            (a) the value of all Subaccounts, including the GIS
                                Subaccount(s), will be transferred to the GE
                                Investments Funds, Inc. -- Money Market Fund;
                                and

                            (b) all existing segments will terminate.

                        (2) If the surviving spouse elects to continue the
                            contract, on receipt of proof of death and all required forms at our Home Office:

                            (a) we will allocate the death benefit under the
                                contract on a prorata basis to the investment options in which assets are then allocated; and

                            (b) the surviving spouse may elect to fund new
                                segments on a contract monthly anniversary, if then eligible.

                      Special Distribution Rules When Death Occurs On or After Income Start Date and Before Annuity Commencement Date

                      If any Annuitant dies on the Income Start Date, the death benefit is reduced prorata by the same proportion that the value in the GIS Subaccount(s) is to the total Contract Value.

                      If any Annuitant dies after the Income Start Date but before the Annuity Commencement Date, proceeds will be paid under this rider, unless the surviving spouse continues the contract. The amount of proceeds payable under this rider will be the greater of (a) and (b), where:

                        (a) is the commuted value of the remaining period
                            certain of the guaranteed income floor; and

                        (b) is the commuted value of the remaining period
                            certain of the annual income amount.

                      Commuted values will be calculated at a rate not greater than 1% above the rate at which the payments and Annuity Units were calculated. We will calculate the commuted values on the date that we receive proof of death and all required forms at our Home Office.

                      For a surviving spouse who is an Annuitant and designated beneficiary, the following will apply:

                        (1) Upon notification of death:

                            (a) the value of all Subaccounts, excluding the
                                value of the GIS Subaccount(s), will be
                                transferred to the GE Investments Funds, Inc. --Money Market Fund; and

                            (b) scheduled transfers if due will continue to be
                                made.

                        (2) If the surviving spouse elects to continue the
                            contract, on receipt of proof of death and all required forms at our Home Office:

                            (a) the death benefit will be allocated on a
                                prorata basis to the investment options in which assets are then allocated including any rider segments that are in effect prior to the Income Start Date;

                            (b) all current segments will continue; and

                            (c) the surviving spouse may elect to fund new
                                segments on any contract monthly anniversary, provided he or she meets the eligibility requirements.

                      For a surviving spouse, who is the designated beneficiary of any portion of the contract but not an Annuitant, the following will apply;

                        (1) Upon notification of death;

                            (a) all value of the Subaccounts will be
                                transferred to the GE Investments Funds, Inc. -- Money Market Fund; and

                            (b) all existing segments not past the Income Start
                                Date will terminate.

                        (2) If the surviving spouse elects to continue the
                            contract, on receipt of proof of death and all required forms at our Home Office:

                            (a) the death benefit will be allocated on a
                                prorata basis to the investment options in which assets are then allocated;

                            (b) any segment past its Income Start Date will
                                continue any remaining period certain payments; and

                            (c) the surviving spouse may elect to fund new
                                segments on any contract monthly anniversary, provided he or she meets the eligibility requirements.

                      The surviving spouse will become the named designated Annuitant.

OTHER CONTRACT        Any rider and contract charges not taken on a daily basis
CHARGES               will first be deducted on a prorata basis from all
                      Subaccounts, excluding the GIS Subaccount(s). For contracts issued prior to April 29, 2005, or prior to the date on which state insurance authorities approve applicable contract modifications, any remaining charges will be deducted prorata from the GIS subaccount(s) in the oldest segment(s) that have not reached their Income
                      Start Date(s). For contracts issued on or after the later of April 29, 2005, or the date on which state insurance authorities approve applicable contract modifications, any remaining charges will be deducted from the GIS
                      Subaccount(s) of the segments beginning with the segment that has been in effect for the shortest period of time and that has not reached its Income Start Date. For these contracts, except for the annual contract charge and any transfer charge (if applicable), any rider charge and contract charge not taken as an asset based charge from the GIS Subaccount(s) will be treated as withdrawals for purposes of calculating the guaranteed income floor and scheduled transfers made.

TERMINATION OF        For contracts issued prior to April 29, 2005, or prior to
RIDER                 the date on which state insurance authorities approve
                      applicable contract modifications, this rider will terminate on the contract anniversary following the first date that there are no segments, unless the Annuitant and any Joint Annuitant are eligible to buy a segment on that date. For contracts issued on or after the later of April
                      29, 2005, or the date on which state insurance authorities approve applicable contract modifications, this rider will terminate on the contract anniversary following the first date that there are no segments, unless you are eligible to buy a segment on that date.

OWNERSHIP AND         On the date that the contract is assigned or sold, unless
CHANGE OF             under an involuntary assignment effected by legal
OWNERSHIP             process, all amounts in the GIS Subaccount(s) will be
                      transferred to the GE Investments Funds, Inc. -- Money
                      Market Fund.

                      If you marry after the Contract Date, you may add your spouse as a Joint Owner and Joint Annuitant or as a Joint Annuitant only, subject to our approval.

                      For purposes of this rider:

                         . a non-natural owner must name an Annuitant and may
                           name a Joint Annuitant;

                         . a natural individual owner must also be an Annuitant;

                         . if there is only one natural owner, that owner may
                           name his or her spouse as a Joint Annuitant.

EXAMPLES The following example shows how the Guaranteed Income Rider works based on hypothetical values. The example is for illustrative purposes only and is not intended to depict investment performance of the contract and, therefore, should not be relied upon in making a decision to invest in the rider or contract.

                      The example assumes that an owner purchases a contract with a male Annuitant age 60 at the time of issue and has elected a Life Income with 10 Years Certain payment plan. In addition, the example assumes that:

                        (1) the owner purchases the contract for $96,000;

                        (2) the owner makes no additional purchase payments;

                        (3) the owner purchases only one segment;

                        (4) the contract, including the GIS Subaccount
                            investing in shares of the GE Investments Funds, Inc. -- Total Return Fund, earns a net return of 5%;

                        (5) the owner makes scheduled transfers of $800 at the
                            first of every month (for a total of $9,600 per year) for 10 years; and

                        (6) the owner annuitizes the GIS Subaccount at the end
                            of the 10th year.

                                                                Value of  Guaranteed
       Value of              Value of   Value of GIS              GIS      Minimum
     Subaccounts  Scheduled Subaccounts  Subaccount  Scheduled Subaccount   Annual
     at Beginning Transfers  at End of  at Beginning Transfers at End of   Payment
Year   of Year      Made       Year       of Year      Made       Year     Accrued
------------------------------------------------------------------------------------
  1    $96,000     $9,600     $90,778     $      0    $9,600    $  9,849    $  956
  2     90,778      9,600      85,303        9,849     9,600      20,173     1,913
  3     85,303      9,600      79,565       20,173     9,600      30,995     2,869
  4     79,565      9,600      73,551       30,995     9,600      42,339     3,825
  5     73,551      9,600      67,247       42,339     9,600      54,230     4,781
  6     67,247      9,600      60,639       54,230     9,600      66,695     5,738
  7     60,639      9,600      53,712       66,695     9,600      79,761     6,694
  8     53,712      9,600      46,452       79,761     9,600      93,457     7,650
  9     46,452      9,600      38,841       93,457     9,600     107,814     8,606
 10     38,841      9,600      30,864      107,814     9,600     122,863     9,563
------------------------------------------------------------------------------------

                      Assuming the above, we will make guaranteed payments of $9,563 (annually) to the owner for the life of the Annuitant or for 10 years, whichever is longer. The table below shows how calculated payments and the adjustment account may vary and affect the payment to the owner.

                                                     Adjustment
                      Calculated Guaranteed Payment   Account
                 Year  Payment    Payment   to Owner  Balance
                 ----------------------------------------------
                  11   $ 9,436     $9,563   $ 9,563     $127
                  12     9,557      9,563     9,563      132
                  13     9,679      9,563     9,563       16
                  14     9,803      9,563     9,787        0
                  15     9,928      9,563     9,928        0
                  16    10,055      9,563    10,055        0
                  17    10,184      9,563    10,184        0
                  18    10,314      9,563    10,314        0
                  19    10,446      9,563    10,446        0
                  20    10,579      9,563    10,579        0
                 ----------------------------------------------

                      For contracts issued on or after the later of April 29, 2005, or the date on which state insurance authorities approve applicable contract modifications, the following example also applies:

                      The following example shows how the Guaranteed Income Rider works based on hypothetical values. The example is for illustrative purposes only and is not intended to depict investment performance of the contract and, therefore, should not be relied upon in making a decision to invest in the rider or contract.

                      The example assumes that an owner purchases a contract with a male Annuitant age 60 at the time of issue and has elected a Life Income with 10 Years Certain payment plan. In addition, the example assumes that:

                        (1) the owner purchases the contract for $96,000;

                        (2) the owner makes no additional purchase payments;

                        (3) the owner purchases only one segment;

                        (4) the contract, including the GIS Subaccount
                            investing in shares of the GE Investments Funds, Inc. -- Total Return Fund, earns a net return of 5%;

                        (5) the owner transfers the entire $96,000 into the GIS
                            Subaccount at the beginning of year 1; and

                        (6) the owner annuitizes the GIS Subaccount at the end
                            of the 10th year.

                                                                Value of  Guaranteed
       Value of              Value of   Value of GIS              GIS      Minimum
     Subaccounts  Scheduled Subaccounts  Subaccount  Scheduled Subaccount   Annual
     at Beginning Transfers  at End of  at Beginning Transfers at End of   Payment
Year   of Year      Made       Year       of Year      Made       Year     Accrued
------------------------------------------------------------------------------------
  1    $96,000     $96,000      $0        $      0    $96,000   $100,630    $9,563
  2          0           0       0         100,630          0    105,484     9,563
  3          0           0       0         105,484          0    110,572     9,563
  4          0           0       0         110,572          0    115,905     9,563
  5          0           0       0         115,905          0    121,495     9,563
  6          0           0       0         121,495          0    127,355     9,563
  7          0           0       0         127,355          0    133,498     9,563
  8          0           0       0         133,498          0    139,937     9,563
  9          0           0       0         139,937          0    146,687     9,563
 10          0           0       0         146,687          0    153,762     9,563
------------------------------------------------------------------------------------

                      Assuming the above, we will make guaranteed payments of $9,563 (annually) to the owner for the life of the Annuitant or for 10 years, whichever is longer. The table below shows how calculated payments and the adjustment account may vary and affect the payment to the owner.

                                                     Adjustment
                      Calculated Guaranteed Payment   Account
                 Year  Payment    Payment   to Owner  Balance
                 ----------------------------------------------
                  11   $11,809     $9,563   $11,809      $0
                  12    11,960      9,563    11,960       0
                  13    12,113      9,563    12,113       0
                  14    12,268      9,563    12,268       0
                  15    12,425      9,563    12,425       0
                  16    12,584      9,563    12,584       0
                  17    12,745      9,563    12,745       0
                  18    12,908      9,563    12,908       0
                  19    13,073      9,563    13,073       0
                  20    13,240      9,563    13,240       0

TAX TREATMENT OF      Monthly income payments allocated to investment options
GUARANTEED INCOME     under the contract and other transfers to investment
RIDER                 options are generally not subject to tax. However, if you
                      have elected to have monthly income payments paid to you and subsequently direct that they be allocated to investment options under the contract, monthly income payments so allocated may continue to be subject to tax under certain circumstances. If you have elected to have monthly income payments paid to you, you should consult a tax adviser before changing that election.

                      Monthly income payments and other distributions you receive before the Annuity Commencement Date are subject to tax as partial withdrawals. If your contract is a

                      Non-Qualified Contract, this means that you will pay tax at ordinary income tax rates on the amount you receive to the extent that your Contract Value before the monthly income payment exceeds your "investment in the contract," i.e., generally, the total of your purchase payments under the contract reduced by any amounts you previously received from the contract that you did not include in your income. (It is important to note that the taxation of each payment is determined based on the total Contract Value and total investment in the contract, not the value in a particular segment or the purchase payments that may be considered to have been allocated to that segment.) The Code imposes a higher rate of tax on ordinary income than it does on capital gains. Monthly income payments you receive before the Annuity Commencement Date may also be subject to a penalty tax equal to 10% of the amount of such payments that are included in you gross income.

                      Monthly income payments you receive on or after the Annuity Commencement Date will be subject to tax as income payments. A portion of each payment will be treated as nontaxable recovery of your "investment in the contract" (see above) and the remainder will be taxed at ordinary income tax rates. We will notify you annually of the taxable amount of your income payments. If income payments cease because of the death of the Annuitant(s) and before the total amount of the "investment in the contract" has been recovered, the unrecovered amount generally will be deductible.

                      Persons intending to purchase the Guaranteed Income Rider in connection with a qualified retirement plan should obtain advice from a tax adviser.

                      For further information on the tax treatment of partial withdrawals and income payments, see the "Federal Tax Matters" provision below.

PAYMENT
PROTECTION
RIDER OPTIONS
                      We offer two Payment Protection Rider Options under this contract: the Payment Protection Rider and the Payment Protection with Commutation Immediate and Deferred Variable Annuity Rider. These Payment Protection Rider Options are discussed in separate sections below.

PAYMENT PROTECTION    The Payment Protection with Commutation Immediate and
WITH COMMUTATION      Deferred Variable Annuity Rider provides for a guaranteed
IMMEDIATE AND         income benefit that is based on the amount of purchase
DEFERRED VARIABLE     payments you make to your contract. Under the rider, you
ANNUITY RIDER         will receive a series of monthly income payments
                      determined on the Annuity Commencement Date. If you meet the conditions of the rider, as discussed more fully below, the amount of your monthly income payment will have a guaranteed payment floor, and the guaranteed payment floor will not vary based on the market performance of the Subaccounts in which your assets are allocated. In addition, you will be eligible to receive at least the value of your purchase payments in monthly income or additional death proceeds, even if your Contract Value reduces to zero. The rider includes an "immediate annuitization" feature that provides you the opportunity to receive monthly income payments within the first year of the contract. Under the rider, you also may request to terminate your contract and rider at any time after the Annuity Commencement Date and receive the commuted value of your income payments, minus a commutation charge, in a lump sum, so long as the termination is after the right to cancel period under your contract. These and other features of the rider are more fully discussed below.

                      This rider may be referred to as "Payment Optimizer Plus" in our marketing materials and throughout this prospectus. This rider may not be available in all states or in all markets. We reserve the right to discontinue offering the rider at any time and for any reason. If you wish to elect this rider, you must do so at the time of application.

INVESTMENT            In order to receive the full benefit provided by this
STRATEGY              rider, you must invest all purchase payments and
                      allocations in accordance with the prescribed Investment
                      Strategy. If you do not allocate all assets in accordance with the prescribed Investment Strategy, your benefit will be reduced by 50%. Even if your benefit is reduced, you will continue to pay the full amount charged for the rider.

                      Investment Strategies may change from time to time. You may allocate your assets in accordance with your Investment Strategy prescribed at the time the contract was issued, or in accordance with the Investment Strategy in effect at the time you reset your benefit. Therefore, you may have assets allocated to an Investment Strategy that is different than the Investment Strategy described in this prospectus. Your ability to choose different Investment Strategies is limited, as described below.

                      For contracts issued on or after May 1, 2006 and for contract owners who reset their benefit under the rider on or after May 1, 2006, the Investment Strategy includes Designated Subaccounts and Asset Allocation Model C. Under this Investment Strategy, contract owners may allocate assets to either Asset Allocation Model C or to one or more Designated Subaccounts. Contract owners may not allocate assets to Asset Allocation Model C and one or more Designated Subaccounts. For more information about Asset Allocation Model C and the Subaccounts comprising Asset Allocation Model C and the Designated Subaccounts, please see the "Subaccounts" and "Asset Allocation Program" provisions in this prospectus.

                      On a monthly basis, we will rebalance your Contract Value to the Subaccounts in accordance with the percentages that you have chosen to invest in the Designated Subaccounts or in accordance with the allocations that comprise Asset Allocation Model C. In addition, we will also rebalance your Contract Value on any Valuation Day after any transaction involving a withdrawal, receipt of a purchase payment or a transfer of Contract Value, unless you instruct us otherwise.

                      Shares of a Portfolio may become unavailable under the contract for new purchase payments, transfers, and asset rebalancing. As a result, shares of a Portfolio may also become unavailable under your Investment Strategy. Investment Strategies may be modified to respond to such events by removing unavailable Portfolios and adding new Portfolios as appropriate. Because such changes may affect your allocation instructions, you will need to provide updated allocation instructions to comply with the modified Investment Strategy. If you do not provide updated allocation instructions, any subsequent purchase payments or transfers requesting payment to an unavailable Portfolio will be considered not in good order. Periodic rebalancing to unavailable Portfolios will cease and any imbalances in percentages due to lack of asset rebalancing will not cause a reduction in your benefit.

                      If you request a transfer or send a subsequent purchase payment with allocation instructions to a Portfolio that is not part of the prescribed Investment Strategy, we will honor your instructions. Please be aware, however, that your total Contract Value will not be invested in accordance with the prescribed Investment Strategy, and your benefit base will be reduced by 50%, resulting in a reduction in your benefit.

                      You may elect to resume participation in the prescribed Investment Strategy at your next available reset date, as described in the "Reset of Benefit Base" provision below, provided we receive written notice of your election at our Home Office at least 15 days prior to that date. If you elect to participate in the Investment Strategy, your benefit base will be reset to your Contract Value as of that date. At that time, the charge for this rider will also be reset. The new charge, which may be higher than your previous charge, is guaranteed not to exceed an annual rate of 1.25%.

                      The current Investment Strategy is as follows:

                        (1) owners may allocate assets to the following
                            Designated Subaccounts:

                            FAM Variable Series Funds, Inc. -- Mercury Global Allocation V.I. Fund -- Class III Shares;

                            Fidelity Variable Insurance Products Fund -- VIP Balanced Portfolio -- Service Class 2;

                            Franklin Templeton Variable Insurance Products Trust -- Franklin Income Securities Fund -- Class 2 Shares;

                            GE Investments Funds, Inc. -- Total Return
                            Fund -- Class 3 Shares;

                            Janus Aspen Series -- Balanced Portfolio -- Service Shares;

                            Legg Mason Partners Variable Portfolios I, Inc. -- Legg Mason Partners Variable Total Return Portfolio -- Class II (formerly, Salomon Brothers Variable Series Funds Inc -- Salomon Brothers Variable Total Return Fund);

                            MFS(R) Variable Insurance Trust -- MFS(R) Total Return Series -- Service Class Shares; and/or

                            Oppenheimer Variable Account Funds -- Oppenheimer Balanced Fund/VA --Service Shares; OR

                        (2) owners may allocate assets to Asset Allocation
                            Model C.

                      If, on the Annuity Commencement Date, you are allocating assets in accordance with the prescribed Investment Strategy and you later choose to allocate the value of Annuity Units without following the Investment Strategy, your income base will be reduced by 50% and the benefits you are eligible to receive under the rider will be reduced. However, if your benefit base was reduced due to not following the Investment Strategy and then not reset before your Annuity Commencement Date, this adjustment does not apply.

                      On a monthly basis, we will rebalance the value of Annuity Units to the Subaccounts in accordance with the percentages that you have chosen for the Designated Subaccounts or in accordance with the allocation that comprises Asset Allocation Model C.

                      We will not reduce your benefit base or income base if you are not following the Investment Strategy due to a Portfolio liquidation or a Portfolio dissolution and the assets are transferred from the liquidated or dissolved Portfolio to another Portfolio.

BENEFIT BASE AND      Benefit base is used to calculate income base. Income
INCOME BASE           base is used to calculate the guaranteed amount of
                      monthly income. Income base is also used to calculate any additional death proceeds. If benefit base or income base is reduced, the benefits you are eligible for under this rider also will be reduced.

                      The initial benefit base is equal to the sum of all purchase payments received on the Contract Date. The benefit base remains in effect until adjusted as described below.

                      If you have allocated assets in accordance with the prescribed Investment Strategy from the later of the Contract Date and the date on which benefit base was reset, as described in the "Reset of Benefit Base" provision below, any additional purchase payments applied will be added to the benefit base as of the prior Valuation Day. We reserve the right to exclude additional purchase payments from being applied to the benefit base. As a result, it is possible that you would not be able to make subsequent purchase payments after the initial purchase payment to take advantage of the benefits provided by the Payment Protection with Commutation Immediate and Deferred Variable Annuity Rider that would be associated with such additional purchase payments. For example, since your benefit base would not be increased for such subsequent purchase payments, the monthly income payments associated with such purchase payments would not have a guaranteed payment floor and such purchase payments would not increase the income base for purposes of calculating the amount of any additional death proceeds. In addition, if you make purchase payments that are not included in the calculation of your benefit base, you will pay a higher rider charge to the extent that the purchase payments increase the Contract Value upon which the charge is imposed. Also, to the extent your Contract Value is increased by such purchase payments, you are less likely to realize any benefit under the Payment Protection with Commutation Immediate and Deferred Variable Annuity Rider, because it is less likely that your Contract Value will be less than the benefit base or income base, as applicable. Before making purchase payments that do not increase the benefit base, you should consider that: (i) the guaranteed payment floor, additional death proceeds, and other guarantees provided by this rider will not reflect such purchase payments; (ii) any such purchase payments make it less likely that you will receive any such benefits even if your Contract Value has declined; and (iii) this rider may not make sense for you if you intend to make purchase payments that will not increase the benefit amount.

                      If your benefit base was reduced due to not following the Investment Strategy and then not reset, any additional purchase payments applied will increase the benefit base on the prior Valuation Day by (a) minus (b), where:

                        (a) is the purchase payment; and

                        (b) is the purchase payment multiplied by 50%.

                      We reserve the right to exclude additional purchase payments from being applied to the benefit base.

                      All withdrawals, including any surrender charges, reduce the benefit base. The new benefit base is equal to (a) multiplied by (b) divided by (c), where:

                        (a) is the benefit base as of the prior Valuation Day,
                            adjusted for any additional purchase payments received;

                        (b) is the Contract Value following the withdrawal; and

                        (c) is the Contract Value before the withdrawal.

                      On the Annuity Commencement Date, the income base is set equal to the benefit base. Any withdrawal that occurs on the Annuity Commencement Date will be processed before benefit base is converted to income base.

Reset of Benefit Base If all of the Annuitants are ages 50 through 59, you may choose to reset your benefit base on an annual anniversary of the Contract Date that is at least 12 months after the later of the Contract Date and the last reset date. If the older of the Annuitants is age 60 through 85, you may choose to reset your benefit base on an annual anniversary of the Contract Date that is at least 36 months after the later of the Contract Date and the last reset date.

                      We must receive written notice of your election to reset your benefit base at our Home Office at least 15 days prior to the reset date. If you do reset your benefit base, as of that date, we will:

                         . reset the benefit base to your Contract Value;

                         . reset the charge for this rider. The new charge,
                           which may be higher than your previous charge, will never exceed 1.25% annually; and

                         . reset the Investment Strategy to the current
                           Investment Strategy.

                      You may not reset your benefit base after the Annuity Commencement Date. If on any contract anniversary any Annuitant is older than age 85, you may not reset your benefit base. Because the Annuity Commencement Date is determined by when you begin taking income payments, you should carefully consider when to start taking income payments if you elected the Payment Protection with Commutation Immediate and Deferred Variable Annuity Rider. The longer you wait before beginning to take income payments, the more opportunities you may have to reset the benefit base and thereby potentially increase the amount of income payments. If you delay starting to take income payments too long, you may limit the number of years available for you to take income payments in the future (due to life expectancy) and you may be paying for a benefit you are not using.

MONTHLY INCOME        The Annuity Commencement Date under this rider may be any
                      Valuation Day after the first Valuation Day under the Contract. Prior to the date that monthly income begins, the Maturity Date may be changed to any Valuation Day after the first Valuation Day under the Contract. On the Annuity Commencement Date, we will begin the payment process for your monthly income payments. Monthly income will be paid to you over the life of the Annuitant(s), unless you elect otherwise. Beginning on the Annuity

                      Commencement Date, monthly income will be calculated annually as of the first Valuation Day of each annuity year. An annuity year is the one-year period beginning on the Annuity Commencement Date or on the annual anniversary of the Annuity Commencement Date. If the first day of an annuity year does not begin on a Valuation Day, the next Valuation Day will be used in calculating the monthly income for that annuity year. Monthly income will not vary during an annuity year. The amount may increase or decrease from annuity year to annuity year.

HOW INCOME PAYMENTS
ARE CALCULATED

Guaranteed Payment    The guaranteed payment floor is the guaranteed amount of
Floor                 each monthly income. The guaranteed payment floor is
                      equal to (a) multiplied by (b) divided by (c), where:

                        (a) is the income base;

                        (b) is the guaranteed payment floor percentage for the
                            attained age of the Annuitant for a single
                            Annuitant contract or the attained age for younger living Annuitant for a Joint Annuitant contract on the Annuity Commencement Date; and

                        (c) is 12.

                      Once a contract is a Joint Annuitant contract, it will remain a Joint Annuitant contract while the contract and rider are in effect.

Initial Monthly IncomeThe initial monthly income is the greater of the level income amount and the guaranteed payment floor. The annual income amount is used to determine the level income amount. We determine the level income amount by applying the annual income amount to a 12 month, period certain, single payment immediate annuity.

                      The initial annual income amount is equal to (a) multiplied by (b), where:

                        (a) is the payment rate based upon the gender(s), when
                            applicable, and settlement age(s) of the Annuitant(s) as shown in the rider, the Contract Value on the Valuation Day prior to the Annuity Commencement Date and the income base as of the Annuity Commencement Date; and

                        (b) is the Contract Value on the Valuation Day prior to
                            the Annuity Commencement Date less any premium tax.

                      For purposes of this rider only, the payment rates are based on the Annuity 2000 Mortality Table, using an assumed interest rate of 4%. These annuity rates may not be as favorable as the current rates we would use to calculate payments under the "Life Income with Period Certain" annuity payment option available under this contract on the Annuity Commencement Date, and your Contract Value on the Annuity Commencement Date would be higher than under this rider because there would be no associated rider charge. Accordingly, payments under such an annuity payment option may be greater than payments under this rider. However, payments under such an annuity payment option would not have a guaranteed payment floor. In addition, you would not be guaranteed to be eligible to receive such at least the value of your purchase payments in monthly income payments or additional death proceeds even if your Contract Value reduces to zero, although payments under life income with period certain annuity payment options may also provide certain death proceeds. You should carefully consider which annuity payment option is right for you.

                      Monthly Age Adjustment: The settlement age(s) is the Annuitant(s)'s age last birthday on the date monthly income begins, minus an age adjustment from the table below. The actual age adjustment may be less than the numbers shown.


                               Year Payments Begin  Maximum
                               --------------------   Age
                               After    Prior To   Adjustment
                               --------------------
                               2005       2011          5
                               2010       2026         10
                               2025         --         15

                      On the Annuity Commencement Date, if any monthly income payment would be $100 or less, we reserve the right to reduce the frequency of payments to an interval that would result in each amount being at least $100. If the annual payment would be less than $100, we will pay the Contract Value on the Valuation Day prior to the Annuity Commencement Date and the contract will terminate on the Annuity Commencement Date.

                      Subsequent annual income amounts are determined by means
Subsequent Monthly    of Annuity Units. The amount of any subsequent annual
Income                income amount may be greater or less than the initial
                      payment. We guarantee that each subsequent payment will not be affected by variations in mortality experience from the mortality assumptions on which the first payment is based. The number of Annuity Units will be determined on the Annuity Commencement Date. The number will not change unless a transfer is made. The number of Annuity
                      Units for a Subaccount is determined by dividing the initial annual income amount attributable to that Subaccount by the Annuity Unit value for that Subaccount as of the Annuity Commencement Date. The dollar amount of each subsequent annual income amount is the sum of the payments from each Subaccount. The payment is determined by multiplying your number of Annuity Units in each

                      Subaccount by the Annuity Unit value for that Subaccount as of the Valuation Day each annuity year starts.

                      An adjustment account is established on the Annuity Commencement Date. The adjustment account tracks the difference between the level income amount and the guaranteed payment floor when the level income amount is less than the guaranteed payment floor. You will not receive monthly income above the guaranteed payment floor unless future performance of the underlying Subaccount(s) is sufficient to reduce the adjustment account to zero. Therefore, poor long-term performance of the underlying Subaccount(s) may result in monthly income equal to the guaranteed payment floor, even if the underlying Subaccount(s) performs well in a particular year. The value of the adjustment account on the Annuity Commencement Date will be the greater of (a) and (b), where:

                        (a) is zero; and

                        (b) is 12 multiplied by the guaranteed payment floor,
                            minus 12 multiplied by the initial level income amount.

                      Monthly income in subsequent annuity years will be calculated annually as of the first Valuation Day of each annuity year. The actual monthly income in subsequent annuity years is the greater of (a) and (b), where:

                        (a) is the subsequent level income amount, minus any
                            value in the adjustment account as of the date the last monthly income was paid divided by 12; and

                        (b) is the guaranteed payment floor.

                      For monthly income in subsequent annuity years, the value of the adjustment account will be the greater of (a) and
                      (b), where:

                        (a) is zero; and

                        (b) is the value of the adjustment account as of the
                            prior annuity year, plus 12 multiplied by the actual subsequent monthly income for the current annuity year, minus 12 multiplied by the subsequent level income amount for the current annuity year.

Commutation Provision After the Annuity Commencement Date, you may request to terminate your contract and this rider. If the right to cancel period as defined under the contract has ended, you will receive the commuted value of your income payments in a lump sum, calculated as described below (the "commutation value"). After this lump sum payment, income payments will end.

                      Commutation Value: The commutation value will be the lesser of (a) and (b) but not less than zero, where:

                        (a) is (i) minus (ii) minus (iii), where:

                            (i) is the income base less any premium tax;

                           (ii) is the commutation charge; and

                          (iii) is the sum of all monthly income paid;

                        (b) is (i) minus (ii) minus (iii) plus (iv), where:

                            (i) is the commutation base, which is described
                                below, less any premium tax;

                           (ii) is the commutation charge;

                          (iii) is the adjustment account value; and

                           (iv) is the level income amount multiplied by the
                                number of months remaining in the current annuity year.

                      The amount of the commutation charge will be the surrender charge that would otherwise apply under the contract, in accordance with the surrender charge schedule.

                      Commutation Base: On any day that is a Valuation Day, the commutation base in a Subaccount is determined by multiplying the number of commutation units in that Subaccount by the value of the commutation unit for that Subaccount. The commutation base is equal to the sum of the commutation base amounts for each Subaccount.

                      Commutation Units: On the Valuation Day prior to the Annuity Commencement Date, the commutation units in a Subaccount will be equal to the number of Accumulation Units for that Subaccount.

                      The number of commutation units is reduced at the beginning of each annuity year. The reduction for each Subaccount equals (a) divided by (b), where:

                        (a) is the annual income amount for the Subaccount; and

                        (b) is the value of the commutation unit for the
                            Subaccount on the first Valuation Day of the annuity year.

                      Other events that will reduce the number of commutation units of a Subaccount are as follows:

                        (1) transfers out of the Subaccount;

                        (2) payment of commutation proceeds;

                        (3) payment of death proceeds; and

                        (4) deduction of applicable contract charges.

                      Commutation units are canceled as of the end of the Valuation Period in which we receive notice in a form acceptable to us regarding an event that reduces commutation units.

                      Transfers: When we perform Subaccount transfers after the Annuity Commencement Date, we will redeem the commutation units from the current Subaccount and purchase commutation units from the new Subaccount. The commutation base on the date of the transfer will not be affected by the transfer. The number of commutation units added to the new Subaccount is (a) multiplied by (b), divided by (c), where:

                        (a) is the number of commutation units transferred out
                            of the current Subaccount;

                        (b) is the value of a commutation unit of the current
                            Subaccount; and

                        (c) is the value of a commutation unit of the new
                            Subaccount.

                      Value of Commutation Units: The initial value of a commutation unit for each Subaccount is the initial value of the Accumulation Unit for that Subaccount. Thereafter, the value of a commutation unit at the end of every Valuation Day is the value of the commutation unit at the end of the previous Valuation Day multiplied by the net investment factor, as described in the contract. The value of a commutation unit may change from one Valuation Period to the next.

                      Note on Calculation of Commutation Value. If you elect to terminate your contract and the rider and receive the commutation value, the commutation value is based on the commuted value of your income payments in a lump sum. The amount of income payments on which the commutation value is calculated is based on either (a) income base, which is a measure of purchase payments (and Contract Value, if there is a reset) applied under the contract and is used to calculate the guaranteed payment floor; and (b) commutation base, which is a measure of Contract Value had the contract not been "annuitized" and reflects the effect of market performance. In addition, the commutation value reflects the deduction of any applicable commutation charge.

                      If you elect to terminate your contract after income payments have begun and receive the commutation value, you will receive the lesser of the adjusted income base and the adjusted commutation base (but not less than zero), as described in the calculation provided above. You should be aware that income base will not reflect any positive investment performance unless, on or before the Annuity Commencement Date, there was a reset of benefit base capturing such performance. As a result, the commutation value you receive will always be less than the income base (adjusted for any premium tax, commutation charge and monthly income paid) and will never reflect any of the positive investment performance experienced after a reset or after the Annuity Commencement Date. This rider is primarily designed to provide a guaranteed income payment with upside potential and, therefore, this rider may not make sense for you if you believe you may elect to terminate the contract and receive the commutation value after your contract has experienced positive investment performance. In addition, the total amount of commuted income payments you receive if you terminate the contract may be less than the total amount of income payments and additional death proceeds you would be guaranteed to receive if you did not terminate the contract.

DEATH PROVISIONS      The following provisions apply to the rider.

                      Special Distribution Rules When Death Occurs Before Monthly Income Starts

                      If the designated beneficiary is a surviving spouse who elects to continue the contract as the new owner, this rider will continue.

                      Special Distribution Rules When the Last Annuitant Dies On or After Monthly Income Starts

                      If the last Annuitant dies after an Annuity Commencement Date, there may be additional death proceeds paid under this rider to the designated beneficiary in a lump sum. The amount of any additional death proceeds will be the greater of (a) and (b), where:

                        (a) is (i) minus (ii), where:

                            (i) is the income base;

                           (ii) is the sum of all monthly income paid; and

                        (b) is zero.

WHEN THIS RIDER IS    The effective date of the rider is the Contract Date.
EFFECTIVE             This rider may be terminated only when the contract is
                      terminated.

CHANGE OF OWNERSHIP   We must approve any assignment or sale of this contract
                      unless the assignment is made pursuant to a court order.

GENERAL PROVISIONS    For purposes of this rider:

                         . a non-natural owner must name an Annuitant and may
                           name the Annuitant's spouse as a Joint Annuitant;

                         . an individual owner must also be an Annuitant;

                         . if there is only one owner, that owner may name only
                           his or her spouse as a Joint Annuitant -- at issue;
                           and

                         . If you marry after issue, but prior to the Annuity
                           Commencement Date, you may add your spouse as a joint owner and Joint Annuitant or as a Joint Annuitant only, subject to Home Office approval.

EXAMPLES The following examples show how the rider works based on hypothetical values. The examples are for illustrative purposes only and are not intended to depict investment performance of the contract and, therefore, should not be relied upon in making a decision to invest in the rider or contract. The examples assume that an owner purchases the contract with a male Annuitant, age 65, at the time of issue.

                      The first example assumes that:

                        (1) the owner purchases the contract for $100,000;
                        (2) the owner makes no additional purchase payments or
                            partial withdrawals;
                        (3) all Contract Value is allocated to the prescribed
                            Investment Strategy at all times;
                        (4) the contract earns a net return of 0%;
                        (5) the Annuity Commencement Date is the third contract
                            anniversary;
                        (6) the guaranteed payment floor percentage is 5%;
                        (7) the 12 month, period certain, single payment
                            immediate annuity rate is 0%; and
                        (8) there is no premium tax.

                      On the Annuity Commencement Date, the income base is set equal to the benefit base.

                                                             Additional
                                                               Death
                 Annual Level  Guaranteed                     Proceeds
         Annuity Income Income  Payment   Monthly Adjustment (Beginning
          Year   Amount Amount   Floor    Income   Account    of Year)
         --------------------------------------------------------------
            1    $6,239  $520     $417     $520     $    0    $100,000
            2     5,999   500      417      500          0      93,761
            3     5,768   481      417      481          0      87,762
            4     5,546   462      417      462          0      81,994
            5     5,333   444      417      444          0      76,447
         --------------------------------------------------------------

                      The annual income amount for annuity year 1 is determined by multiplying the Contract Value by a payment rate (in this example, $100,000 x .06239 = $6,239). The level income amount is determined by dividing the annual income amount by 12. In this example, for annuity year 1, the level income amount is $520 ($6,239 / 12). The guaranteed payment floor is determined by multiplying the income base by the guaranteed payment floor percentage and dividing that product by 12 (in this example, ($100,000 x .05) / 12 = $417). Monthly income is the greater of the guaranteed payment floor and the level income amount, which, for annuity year 1, is the greater of $417 and $520. The additional death proceeds equal to the income base minus the sum of all monthly income paid.

                      This next example assumes that:

                        (1) the owner purchases the contract for $100,000;
                        (2) the owner makes no additional purchase payments or
                            withdrawals;
                        (3) all Contract Value is allocated to the prescribed
                            Investment Strategy at all times;
                        (4) the contract earns a net return of 8%;
                        (5) the Contract Value at the end of the first contract
                            year is $108,000;
                        (6) the Annuity Commencement Date is the first contract
                            anniversary;
                        (7) the guaranteed payment floor percentage is 5%; and
                        (8) there is no premium tax.

                                                  Income
                                                Base, Less
                                                Commutation
                                               Charge, Less
                Annual Commutation Adjustment     Monthly    Commutation
        Annuity Income   Base -     Account -   Income Paid    Value -
         Year   Amount End of Year End of Year - End of Year End of Year
        ----------------------------------------------------------------
           1    $6,738  $109,363     $    0       $88,262      $88,262
           2     6,997   110,555          0        82,265       82,265
           3     7,266   111,552          0        76,999       76,999
           4     7,546   112,327          0        71,453       71,453
        ----------------------------------------------------------------

                      The commutation base at the end of annuity year 1 is determined by multiplying the Contract Value at the end of the first contract year less the annual income amount for annuity year 1 by 1.08 (($108,000 - $6,738) x 1.08 =
                      $109,363). The commutation value at the end of annuity year 1 is equal to the lesser of (i) the income base, less the commutation charge, less monthly income paid ($100,000 - 5% x $100,000 - $6,738 = $88,262) and (ii)
                      the commutation base, less the commutation charge, less the value of the adjustment account ($109,363 - 5% x $100,000 - 0 = $104,363). The commutation base at the end of annuity year 2 is determined by multiplying the commutation base at the end of annuity year 1 less the annual income amount for annuity year 2 by 1.08 (($109,363 - $6,997) x 1.08 = $110,555). Beginning in
                      annuity year 4, the contract has no surrender charge and, therefore, the commutation value is not reduced by a commutation charge. The commutation value at the end of annuity year 4 is $71,453, which is equal to the lesser of (i) the income base less monthly income paid ($100,000
                      - $28,547 = $71,453) and (ii) the commutation base less the value of the adjustment account ($112,327 - $0 = $112,327).

PAYMENT PROTECTION    The Payment Protection Rider provides for a guaranteed
RIDER                 income benefit that is based on the amount of purchase
                      payments you make to your contract. Under the rider, you will receive a series of monthly income payments (a
                      "Payment Protection Plan") determined on the date you elect to take such payments (the "Income Start Date"). If you meet the conditions of the rider, as discussed more fully below, the amount of your monthly income payment, for each Payment Protection Plan, will have a guaranteed payment floor, and the guaranteed payment floor will not vary based on the market performance of the Subaccounts in which your assets are allocated. In addition, you will be eligible to receive at least the value of your purchase payments in monthly income or additional death proceeds, even if your Contract Value reduces to zero.

                      The Payment Protection Rider may not be available in all states or in all markets. This rider may be referred to as the "Principal Protection Advantage" in our marketing materials. We reserve the right to discontinue offering the Payment Protection Rider at any time and for any reason. If you wish to elect this rider, you must do so at the time of application.

INVESTMENT            In order to receive the full benefit provided by this
STRATEGY              rider, you must invest all purchase payments and
                      allocations in accordance with a prescribed Investment
                      Strategy. If you do not allocate all assets in accordance with a prescribed Investment Strategy, your benefit will be reduced by 50%. Even if your benefit is reduced, you will continue to pay the full amount charged for the rider.

                      Investment Strategies may change from time to time. You may allocate your assets in accordance with your Investment Strategy prescribed at the time the contract was issued, or in accordance with the Investment Strategy in effect at the time you reset your benefit. Therefore, you may have assets allocated to an Investment Strategy that is different than the Investment Strategy described in this prospectus. In addition, if you are taking income payments and still have Contract Value in the contract, you may have assets allocated to different Investment Strategies. Your ability to choose different Investment Strategies is limited, as described below.

                      For contracts issued on or after May 1, 2006 and for contract owners who reset their benefit under the rider on or after May 1, 2006, the Investment Strategy includes Designated Subaccounts and Asset Allocation Model C. Under this Investment Strategy, contract owners may allocate assets to either Asset Allocation Model C or to one or more Designated Subaccounts. Contract owners may not allocate assets to Asset Allocation Model C and one or more Designated Subaccounts. For more information about Asset Allocation Model C and the Subaccounts comprising Asset Allocation Model C and the Designated Subaccounts, please see the "Subaccounts" and "Asset Allocation Program" provisions in this prospectus.

                      On a monthly basis, we will rebalance your Contract Value to the Subaccounts in accordance with the percentages that you have chosen to invest in the Designated Subaccounts or in accordance with the allocations that comprise Asset Allocation Model C. In addition we will also rebalance your Contract Value on any Valuation Day after any transaction involving a withdrawal, receipt of a purchase payment or a transfer of Contract Value, unless you instruct us otherwise.

                      Shares of a Portfolio may become unavailable under the contract for new purchase payments, transfers, and asset rebalancing. As a result, shares of a Portfolio may also become unavailable under your Investment Strategy. Investment Strategies may be modified to respond to such events by removing unavailable Portfolios and adding new Portfolios as appropriate. Because such changes may affect your allocation instructions, you will need to provide updated allocation instructions to comply with the modified Investment Strategy. If you do not provide updated allocation instructions, any subsequent purchase payments or transfers requesting payment to an unavailable Portfolio will be considered not in good order. Periodic rebalancing to unavailable

                      Portfolios will cease and any imbalances in percentages due to lack of asset rebalancing will not cause a reduction in your benefit.

                      If you request a transfer or send a subsequent purchase payment with allocation instructions to a Portfolio that is not part of the prescribed Investment Strategy, we will honor your instructions. Please be aware, however, that your total Contract Value will not be invested in accordance with the prescribed Investment Strategy, and your benefit base will be reduced by 50%, resulting in a reduction in your benefit.

                      At least 15 days prior to your next contract anniversary, you may elect to reset your benefit base, as described in the "Reset of Benefit Base" provision below, and to resume participation in the prescribed Investment Strategy available that time, provided we receive written notice of your election at our Home Office. If you elect to participate in the Investment Strategy, your benefit base will be reset to your Contract Value as of that contract anniversary. At that time, the charge for this rider will also be reset. The new charge, which may be higher than your previous charge, is guaranteed not to exceed an annual rate of 1.00%.

                      The current Investment Strategy is as follows:

                        (1) owners may allocate assets to the following
                            Designated Subaccounts:

                            FAM Variable Series Funds, Inc. -- Mercury Global Allocation V.I. Fund -- Class III Shares;

                            Fidelity Variable Insurance Products Fund -- VIP Balanced Portfolio -- Service Class 2;

                            Franklin Templeton Variable Insurance Products Trust -- Franklin Income Securities Fund -- Class 2 Shares;

                            GE Investments Funds, Inc. -- Total Return
                            Fund -- Class 3 Shares;

                            Janus Aspen Series -- Balanced Portfolio -- Service Shares;

                            Legg Mason Partners Variable Portfolios I,
                            Inc. -- Legg Mason Partners Variable Total Return Portfolio -- Class II (formerly, Salomon Brothers Variable Series Funds Inc -- Salomon Brothers Variable Total Return Fund);

                            MFS(R) Variable Insurance Trust -- MFS(R) Total Return Series -- Service Class Shares; and/or

                            Oppenheimer Variable Account Funds -- Oppenheimer Balanced Fund/VA --Service Shares; OR

                        (2) owners may allocate assets to Asset Allocation
                            Model C.

                      If, on the Income Start Date, you are allocating assets in accordance with the prescribed Investment Strategy and you later choose to allocate the value of Annuity Units without following the Investment Strategy, your income base will be reduced by 50% and the benefits you are eligible to receive under the rider will be reduced. However, if your benefit base was reduced due to not following the Investment Strategy and then not reset before your Income Start Date, this adjustment does not apply.

                      On a monthly basis, we will rebalance the value of Annuity Units to the Subaccounts in accordance with the percentages that you have chosen for the Designated Subaccounts or in accordance with the allocation that comprises Asset Allocation Model C.

BENEFIT BASE AND      Benefit base is used to calculate income base. Income
INCOME BASE           base is used to calculate the guaranteed amount of
                      monthly income for a Payment Protection Plan. Income base is also used to calculate any additional death proceeds.
                      If benefit base or income base is reduced, the benefits you are eligible for under this rider also will be reduced.

                      The initial benefit base is equal to the sum of all purchase payments received on the Contract Date. The benefit base remains in effect until adjusted as described below.

                      If you have allocated assets in accordance with the prescribed Investment Strategy from the later of the Contract Date and the date on which benefit base was reset as described in the "Reset of Benefit Base" provision below, any additional purchase payments applied will be added to the benefit base on the prior Valuation Day. We reserve the right to exclude additional purchase payments from being applied to the benefit base. As a result, it is possible that you would not be able to make subsequent purchase payments after the initial purchase payment to take advantage of the benefits provided by the Payment Protection Rider that would be associated with such additional purchase payments. For example, since your benefit base would not be increased for such subsequent purchase payments, the monthly income payments associated with such purchase payments would not have a guaranteed payment floor and such purchase payments would not increase the income base for purposes of calculating the amount of any additional death proceeds. In addition, if you make purchase payments that are not included in the calculation of your benefit base, you will pay a higher rider charge to the extent that the purchase payments increase the Contract Value upon which the charge is imposed. Also, to the extent your Contract Value is increased by such purchase payments, you are less likely to realize any benefit under the Payment Protection Rider, because it is less likely that your Contract Value will be less than the benefit base or income base, as applicable. Before making purchase payments that do not increase the benefit base, you should consider that: (i) the guaranteed payment floor, additional death proceeds, and other guarantees provided by this rider will not reflect such purchase payments; (ii) any such purchase payments make it less likely that you will receive any such benefits even if your Contract Value has declined; and (iii) this rider may not make sense for you if you intend to make purchase payments that will not increase the benefit amount.

                      If your benefit base was reduced due to not following the Investment Strategy and then not reset on your next contract anniversary, any additional purchase payments applied will be reduced by 50%, and then will be added to the benefit base on the prior Valuation Day. We reserve the right to exclude additional purchase payments from being applied to the benefit base.

                      All withdrawals, including any surrender charges and any premium tax assessed, reduce the benefit base. The new benefit base is equal to (a) multiplied by (b) divided by
                      (c), where:

                        (a) is the benefit base on the prior Valuation Day,
                            adjusted for any additional purchase payments received;

                        (b) is the Contract Value following the withdrawal; and

                        (c) is the Contract Value before the withdrawal.

                      On the Income Start Date, benefit base is converted to income base. Any withdrawal that occurs on the Income Start Date will be processed before benefit base is converted to income base. If the portion of Contract Value applied to a Payment Protection Plan to provide for monthly income (the "Income Start Value") is equal to the total Contract Value, 100% of the benefit base is converted into income base. Otherwise only a portion of the benefit base is converted to income base. The new benefit base is equal to (a) multiplied by (b) divided by
                      (c), where:

                        (a) is the benefit base on the prior Valuation Day,
                            adjusted for any partial withdrawals;

                        (b) is the Contract Value following the conversion; and

                        (c) is the Contract Value before the conversion.

                      The income base allocated to each Payment Protection Plan is equal to (a) multiplied by (b) divided by (c), where:

                        (a) is the benefit base on the prior Valuation Day,
                            adjusted for partial withdrawals;

                        (b) is the Income Start Value; and

                        (c) is the Contract Value before the conversion of
                            benefit base to income base.

Reset of Benefit Base You may choose to reset your benefit base on any contract anniversary. If you do, as of that date (or if that date occurs on a day that is not a Valuation Day, on the next Valuation Day), we will:

                         . reset the benefit base to your Contract Value;

                         . reset the charge for this rider (the new charge,
                           which may be higher than your previous charge, is guaranteed never to exceed an annual rate of 1.00%); and

                         . reset the Investment Strategy to the current
                           Investment Strategy.

                      You must wait at least 36 months after the last of any reset of your benefit base before you may begin your monthly income. If on any contract anniversary any Annuitant is older than age 85, you may not reset your benefit base.

                      You should carefully consider when to start taking income payments under a Payment Protection Plan if you elected the Payment Protection Rider. The longer you wait before beginning to take income payments, the more opportunities you may have to reset the benefit base and thereby potentially increase the amount of income payments. If you delay starting to take income payments too long, you may limit the number of years available for you to take income payments in the future (due to life expectancy) and you may be paying for a benefit you are not using.

MONTHLY INCOME        On the Income Start Date, we will begin making monthly
                      income payments. The Income Start Date must be a contract anniversary and must occur at least 36 months after the latest of the Contract Date, the last reset of benefit base, or the date the last purchase payment is received.
                      The Income Start Value will then be applied to a Payment
                      Protection Plan. Beginning on the Income Start Date, monthly income will be calculated annually as of the first Valuation Day of each annuity year. An annuity year is the one-year period beginning on the Income Start Date or on the annual anniversary of the Income Start Date. If the first day of an annuity year does not begin on a Valuation Day, the next Valuation Day will be used in calculating the monthly income for that annuity year.
                      Monthly income will not vary during an annuity year. The amount may increase or decrease from annuity year to annuity year.

                      Monthly income will be paid to you over the life of the Annuitant unless you elect otherwise. If you are receiving monthly income, your contract will be deemed to have reached its Annuity Commencement Date on the day your Contract Value equals zero. If Contract Value is greater than zero, you may elect to transfer monthly income within the contract on a pro rata basis to the investment options in which Contract Value is then allocated. If you have elected to transfer monthly income within the contract and Contract Value falls to zero, the transfers of monthly income will end and monthly income will be paid to you. In that event, your contract will be deemed to have reached its Annuity Commencement Date on the day your Contract Value equaled zero.

HOW INCOME PAYMENTS
ARE CALCULATED

Initial Income PaymentThe initial annual income amount for each Payment
                      Protection Plan is equal to (a) multiplied by (b), where:

                        (a) is the payment rate based upon the gender(s) and
                            settlement age(s) of the Annuitant(s) as shown in the rider, the Income Start Value and the income base as of the Income Start Date; and

                        (b) is the Income Start Value less any premium tax.

                      For purposes of this rider only, the payment rates are based on the Annuity 2000 Mortality Table, using an assumed interest rate of 3%. These annuity rates may not be as favorable as the current rates we would use to calculate payments under the "Life Income with Period Certain" annuity payment option available under this contract on the Income Start Date, and your Contract Value on the Income Start Date would be higher than under this rider because there would be no associated rider charge. Accordingly, payments under such an annuity payment option may be greater than payments under this rider. However, payments under such an annuity payment option would not have a guaranteed payment floor. In addition, you would not be guaranteed to be eligible to receive such at least the value of your purchase payments in monthly income payments or additional death proceeds even if your Contract Value reduces to zero, although payments under life income with period certain annuity payment options may also provide certain death proceeds. You should carefully consider which annuity payment option is right for you.

                      The initial monthly income is the greater of the level income amount and the guaranteed payment floor. We determine the level income amount by applying the annual income amount to a 12 month, period certain, single payment immediate annuity.

                      The guaranteed payment floor is the guaranteed amount of each monthly income for a Payment Protection Plan. The guaranteed payment floor is equal to (a) multiplied by
                      (b) divided by (c), where:

                        (a) is the income base;

                        (b) is the guaranteed payment floor percentage for the
                            attained age of the single Annuitant or the younger of the Joint Annuitants on the Income Start Date; and

                        (c) is 12.

                      The subsequent annual income amounts under the applicable
Subsequent Income     Payment Protection Plan are determined by means of
Payments              Annuity Units. The amount of any subsequent annual income
                      amount may be greater or less than the initial payment.
                      We guarantee that each subsequent payment will not be affected by variations in mortality experience from the mortality assumptions on which the first payment is based. The number of Annuity Units is determined by dividing the portion of the initial annual income amount attributable to that Subaccount by the Annuity Unit value for that Subaccount as of the Income Start Date. The dollar amount of each subsequent annual income amount is the sum of the payments from each Subaccount. The payment is determined by multiplying your number of Annuity Units in each Subaccount by the Annuity Unit value for that Subaccount as of the Valuation Day each annuity year starts.

                      An adjustment account is established on the Income Start Date. The adjustment account tracks the difference between the level income amount and the guaranteed payment floor when the level income amount is less than the guaranteed payment floor. You will not receive monthly income above the guaranteed payment floor unless future performance of the underlying Subaccount(s) is sufficient to reduce the adjustment account to zero. Therefore, poor long-term performance of the underlying Subaccount(s) may result in monthly income equal to the guaranteed payment floor, even if the underlying Subaccount(s) performs well in a particular year. The value of the adjustment account will be the greater of
                      (a) and (b), where:

                        (a) is zero; and

                        (b) is 12 times the guaranteed payment floor, minus 12
                            times the initial level income amount.

                      The actual monthly income in subsequent annuity years is the greater of (a) and (b), where:

                        (a) is the subsequent level income amount, minus any
                            value in the adjustment account as of the date the last monthly income was made divided by 12; and

                        (b) is the guaranteed payment floor.

                      For monthly income in subsequent annuity years, the value of the adjustment account will be the greater of (a) and
                      (b), where:

                        (a) is zero; and

                        (b) is the value of the adjustment account as of the
                            date that the last monthly income was made, plus 12 multiplied by the actual subsequent monthly income, minus 12 multiplied by the subsequent level income amount.

                      On the Income Start Date, if any monthly income would be $100 or less, we reserve the right to reduce the frequency of payments to an interval that would result in each amount being at least $100. If the annual amount is less than $100, we will pay you annually.

DEATH PROVISIONS      The following provisions apply to the rider.

                      Special Distribution Rules When an Owner Dies Before Monthly Income Starts

                      Spousal Continuation -- If the designated beneficiary is a surviving spouse who elects to continue the contract as the new owner and Annuitant, this rider will continue at the current benefit base, rider charge and Investment Strategy. Regardless of whether monthly income had started, the preceding sentence will apply if Contract Value remains at the owner's death. On the next rider anniversary, the spouse may elect to reset the benefit base as described in the "Reset of Benefit Base" section above.

                      If the designated beneficiary is a surviving spouse who does not elect to continue the contract as the new owner or is a non-spouse, this rider will terminate and proceeds under the contract must be distributed within five years of death.

                      Special Distribution Rules When the Last Annuitant Dies On or After Monthly Income Starts

                      On the Income Start Date, the death benefit is adjusted. The new death benefit is (a) multiplied by (b) divided by
                      (c), where:

                        (a) is the death benefit prior to the conversion of
                            benefit base to income base;

                        (b) is the Contract Value after the conversion; and

                        (c) is the Contract Value before the conversion.

                      If the last surviving Annuitant dies after an Income Start Date, there may be additional death proceeds paid under this rider to the designated beneficiary in a lump sum. Under each Payment Protection Plan, the amount of any additional death proceeds will be the greater of (a) and (b), where:

                        (a) is (i) minus (ii), where:

                            (i) is the income base less any premium tax;

                           (ii) is the sum of all monthly income paid; and

                        (b) is zero.

WHEN THIS RIDER IS    The effective date of the rider is the Contract Date.
EFFECTIVE             This rider may not be terminated.


OWNERSHIP AND CHANGE  We must approve any assignment or sale of this contract
OF OWNERSHIP          unless the assignment is made pursuant to a court order.

                      If you marry after issue, you may add your spouse as a joint owner and Joint Annuitant or as a Joint Annuitant only, subject to Home Office approval.

                      For purposes of this rider:

                         . a non-natural owner must name an Annuitant and may
                           name a Joint Annuitant;

                         . a natural individual owner must also be an
                           Annuitant; and

                         . if there is only one natural owner, that owner may
                           name his or her spouse as a Joint Annuitant.

EXAMPLE The following example shows how the Payment Protection Rider works based on hypothetical values. The examples are for illustrative purposes only and are not intended to depict investment performance of the contract and, therefore, should not be relied upon in making a decision to invest in the rider or contract. The example assumes that an owner purchases the contract with a male Annuitant, age 65, at the time of issue. In addition, the example assumes that:

                        (1) the owner purchases the contract for $100,000;
                        (2) the owner makes no additional purchase payments or
                            withdrawals;
                        (3) all Contract Value is allocated to the prescribed
                            Investment Strategy at all times;
                        (4) the contract earns a net return of 0%;
                        (5) the Income Start Date is the third contract
                            anniversary;
                        (6) the guaranteed payment floor percentage is 5%; and
                        (7) the 12 month, period certain, single payment
                            immediate annuity rate is 0%.

                      On the Income Start Date, Contract Value of $100,000 is converted to Income Start Value and benefit base of $100,000 is converted to income base.

                                                                      Additional
                                Monthly                                 Death
                         Annual  Level  Guaranteed                     Proceeds
                 Annuity Income Income   Payment   Monthly Adjustment (Beginning
                  Year   Amount Amount    Floor    Income   Account    of Year)
                 ---------------------------------------------------------------
                    1    $6,373  $531      $417     $531     $    0    $100,000
                    2     6,188   516       417      516          0      93,627
                    3     6,008   501       417      501          0      87,439
                    4     5,833   486       417      486          0      81,431
                    5     5,663   472       417      472          0      75,599
                 ---------------------------------------------------------------

                      The annual income amount for annuity year 1 is determined by multiplying the Income Start Value by a payment rate (in this example, $100,000 x .06373 = $6,373). The monthly level income amount is determined by dividing the annual income amount by 12. In this example, for annuity year 1, the monthly level income amount is $531 ($6,373 /12). The guaranteed payment floor is determined by multiplying the income base by the guaranteed payment floor percentage and dividing that product by 12 (in this example ($100,000 x .05) /12 = $417). Monthly income is the greater of the guaranteed payment floor and the monthly level income amount, which, for annuity year 1, is the greater of $417 and $531. The additional death benefit is the income base minus the sum of all monthly income paid.

TAX TREATMENT OF      Monthly income payments allocated to investment options
PAYMENT PROTECTION    under the contract and other transfers to investment
RIDER                 options are generally not subject to tax. However, if
                      monthly payments are to be paid to you and you subsequently direct that they be allocated to investment options under the contract, monthly income payments so allocated may continue to be subject to tax under certain circumstances. If monthly income payments are to be paid to you, you should consult a tax adviser before electing to have monthly income allocated to investment options under the contract.

                      Monthly income payments and other distributions you receive before the Annuity Commencement Date are subject to tax as partial withdrawals. If your contract is a Non-Qualified Contract, this means that you will pay tax at ordinary income tax rates on the amount you receive to the extent that your Contract Value before the monthly income payment exceeds your "investment in the contract," i.e., generally, the total of your purchase payments under the contract reduced by any amounts you previously received from the contract that you did not include in your income. (It is important to note that the taxation of each payment is determined based on the total Contract Value and total investment in the contract, not the value in a particular Payment Protection Plan or the purchase payments that may be considered to have been allocated to that

                      Payment Protection Plan.) The Code imposes a higher rate of tax on ordinary income that it does on capital gains. Monthly income payments you receive before the Annuity Commencement Date may also be subject to a penalty tax equal to 10% of the amount of such payments that are included in your gross income.

                      Monthly income payments you receive on or after the Annuity Commencement Date will be subject to tax as income payments. A portion of each payment will be treated as nontaxable recovery of your "investment in the contract" (see above) and the remainder will be taxed at ordinary income tax rates. We will notify you annually of the taxable amount of your income payments. Once you have recovered the total amount of your "investment in the contract," you will pay tax on the full amount of your income payments. If income payments cease because of the death of the Annuitant(s) and before the total amount of the "investment in the contract" has been recovered, the unrecovered amount generally will be deductible.

                      Persons intending to purchase the Payment Protection Rider in connection with a qualified retirement plan should obtain advice from a tax adviser.

                      For further information on the tax treatment of partial withdrawals and income payments, see the "Federal Tax Matters" provision of this prospectus.

Federal Tax Matters

INTRODUCTION
                      This part of the prospectus discusses the Federal income tax treatment of the contract. The Federal income tax treatment of the contract is complex and sometimes uncertain. The Federal income tax rules may vary with your particular circumstances.

                      This discussion does not address all of the Federal income tax rules that may affect you and your contract. This discussion also does not address other Federal tax consequences, or state or local tax consequences, associated with a contract. As a result, you should always consult a tax advisor about the application of tax rules to your individual situation.

TAXATION OF
NON-QUALIFIED
CONTRACTS
                      This part of the discussion describes some of the Federal income tax rules applicable to Non-Qualified Contracts. A Non-Qualified Contract is a contract not issued in connection with a qualified retirement plan receiving special tax treatment under the Code, such as an individual retirement annuity or a Section 401(k) plan.

                      Tax deferral on earnings. The Federal income tax law generally does not tax any increase in an owner's Contract Value until there is a distribution from the contract. However, certain requirements must be satisfied in order for this general rule to apply, including:

                         . an individual must own the contract (or the tax law
                           must treat the contract as owned by an individual);

                         . the investments of the Separate Account must be
                           "adequately diversified" in accordance with Internal Revenue Service ("IRS") regulations;

                         . the owner's right to choose particular investments
                           for a contract must be limited; and

                         . the contract's Annuity Commencement Date must not
                           occur near the end of the Annuitant's life expectancy.

                      Contracts not owned by an individual -- no tax deferral and loss of interest deduction. As a general rule, the Code does not treat a contract that is owned by an entity (rather than an individual) as an annuity contract for Federal income tax purposes. The entity owning the contract pays tax each year on the annual increase in Contract Value over the purchase payments paid for the contract. Contracts issued to a corporation or a trust are examples of contracts where the owner pays current tax on the contract's earnings.

                      There are several exceptions to this rule. For example, the Code treats a contract as owned by an individual if the nominal owner is a trust or other entity that holds the contract as an agent for an individual. However, this exception does not apply in the case of any employer that owns a contract to provide non-qualified deferred compensation for its employees.

                      In the case of a contract issued after June 8, 1997 to a taxpayer that is not an individual, or a contract held for the benefit of an entity, the entity will lose its deduction for a portion of its otherwise deductible interest expenses. This disallowance does not apply if the nonnatural owner pays tax on the annual increase in the Contract Value. Entities that are considering purchasing the contract, or entities that will benefit from someone else's ownership of a contract, should consult a tax adviser.

                      Investments in the Separate Account must be diversified. For a contract to be treated as an annuity contract for Federal income tax purposes, the investments of a separate account such as the Separate Account must be "adequately diversified." The IRS has issued regulations that prescribe standards for determining whether the investments of the Separate Account, including the assets of each Portfolio in which the Separate Account invests, are adequately diversified. If the Separate Account fails to comply with these diversification standards, the owner could be required to pay tax for the year of such failure and each subsequent year on the untaxed income accumulated in the contract.

                      Although we do not control the investments of all of the Funds, we expect that the Funds will comply with the IRS regulations so that the Separate Account will be considered "adequately diversified."

                      Restrictions on the extent to which an owner can direct the investment of contract values. In some circumstances, owners of variable contracts who possess excessive control over the investment of the underlying separate account assets may be treated as the owners of those assets and may be subject to tax on income produced by those assets. Although published guidance in this area does not address certain aspects of the contract, we believe that the owner of a contract should not be treated as the owner of the Separate Account assets. We reserve the right to modify the contract to bring it into conformity with applicable standards should such modification be necessary to prevent an owner of the contract from being treated as the owner of the underlying Separate Account assets. However, there is no assurance such efforts would be successful.

                      Age at which income payments must begin. Federal income tax rules do not expressly identify a particular age by which income payments must begin. However, those rules do require that an annuity contract provide for amortization, through income payments, of the contract's purchase payments and earnings. If income payments begin or are scheduled to begin at a date that the IRS determines does not satisfy these rules, interest and gains under the contract could be taxable each year as they accrue.

                      No guarantees regarding tax treatment. We make no guarantees regarding the tax treatment of any contract or of any transaction involving a contract. However, the remainder of this discussion assumes that your contract will be treated as an annuity contract for Federal income tax purposes and that the tax law will not impose tax on any increase in your Contract Value until there is a distribution from your contract.

                      Partial withdrawals and surrenders. A partial withdrawal occurs when you receive less than the total amount of the Surrender Value. In the case of a partial withdrawal, you will pay tax on the amount you receive to the extent your Contract Value before the partial withdrawal exceeds your "investment in the contract." (This term is explained below.) IRS rules are unclear, but with respect to an actual withdrawal or other transactions (such as an assignment or a gift) that is treated as a withdrawal for tax purposes, if you purchased one of the Guaranteed Minimum Withdrawal Benefit Rider Options, it is possible that you will pay tax to the extent the remaining amount available under the benefit exceeds your "investment in the contract." This income (and all other income from your contract) is ordinary income. The Code imposes a higher rate of tax on ordinary income than it does on capital gains.

                      A total surrender occurs when you receive the total amount of the contract's Surrender Value. In the case of a total surrender, you will pay tax on the amount you receive to the extent it exceeds your "investment in the contract."

                      Your "investment in the contract" generally equals the total of your purchase payments under the contract, reduced by any amounts you previously received from the contract that you did not include in your income.

                      Your contract imposes charges relating to the death benefit, including any death benefit provided under an optional rider. It is possible that all or a portion of these charges could be treated as withdrawals from the contract.

                      In the case of Systematic Withdrawals, the amount of each Systematic Withdrawal should be considered a distribution and taxed in the same manner as a partial withdrawal from the contract.

                      Assignments and pledges. The Code treats any assignment or pledge of (or agreement to assign or pledge) any portion of your Contract Value as a withdrawal of such amount or portion.

                      Gifting a contract. If you transfer ownership of your contract -- without receiving full and adequate consideration -- to a person other than your spouse (or to your former spouse incident to divorce), you will pay tax on your Contract Value to the extent it exceeds your "investment in the contract." In such a case, the new owner's "investment in the contract" will be increased to reflect the amount included in your income.

                      Taxation of income payments. The Code imposes tax on a portion of each income payment (at ordinary income tax rates) and treats a portion as a nontaxable return of your "investment in the contract." Periodic payments paid under a benefit rider (as previously described in this prospectus) are generally not taxed as income payments. We will notify you annually of the taxable amount of your income payment.

                      Pursuant to the Code, you will pay tax on the full amount of your income payments once you have recovered the total amount of the "investment in the contract." If income payments cease because of the death of the Annuitant and before the total amount of the "investment in the contract" has been recovered, the unrecovered amount generally will be deductible.

                      If proceeds are left with us (Optional Payment Plan 4), they are taxed in the same manner as a surrender. The owner must pay tax currently on the interest credited on these proceeds. This treatment could also apply to Optional Payment Plan 3 depending on the relationship of the amount of the periodic payments to the period over which they are paid.

                      Taxation of the death benefit. We may distribute amounts from your contract because of the death of an owner, a joint owner, or an Annuitant. The tax treatment of these amounts depends on whether the owner, joint owner, or Annuitant dies before or after the Annuity Commencement Date.

                      Taxation of Death Benefit if Paid Before the Annuity Commencement Date:

                         . The death benefit is taxed in the same manner as an
                           income payment if received under an optional payment plan.

                         . If not received under an optional payment plan, the
                           death benefit is taxed in the same manner as a surrender or a partial withdrawal, depending on the manner in which the death benefit is paid.

                      Taxation of Death Benefit if Paid After the Annuity Commencement Date:

                         . The death benefit is includible in income to the
                           extent that it exceeds the unrecovered "investment in the contract."

                      Penalty taxes payable on partial withdrawals, surrenders, or income payments. The Code may impose a penalty tax equal to 10% of the amount of any payment from your contract that is included in your gross income. The Code does not impose the 10% penalty tax if one of several exceptions applies. These exceptions include withdrawals, surrenders, or income payments that:

                         . you receive on or after you reach age 59 1/2;

                         . you receive because you became disabled (as defined
                           in the tax law);

                         . are received on or after the death of the owner; or

                         . you receive as a series of substantially equal
                           periodic payments (not less frequently than annually) made for the life (or life expectancy) of the taxpayer.

                      It is uncertain whether Systematic Withdrawals will qualify for this last exception. If they do, any modification of the Systematic Withdrawals, including additional partial withdrawals apart from the Systematic Withdrawals, could result in certain adverse tax consequences. In addition, a transfer between Subaccounts may result in payments not qualifying for this exception.

                      Special rules if you own more than one contract. In certain circumstances, you may have to combine some or all of the Non-Qualified Contracts you own in order to determine the amount of an income payment, a surrender, or a partial withdrawal that you must include in income. For example:

                         . if you purchase a contract offered by this
                           prospectus and also purchase at approximately the same time an immediate annuity, the IRS may treat the two contracts as one contract;

                         . if you purchase two or more deferred annuity
                           contracts from the same life insurance company (or its affiliates) during any calendar year, the Code treats all such contracts as one contract for certain purposes.

                      The effects of such aggregation are not clear. However, it could affect:

                         . the amount of a surrender, a partial withdrawal or
                           an income payment that you must include in income;
                           and

                         . the amount that might be subject to the penalty tax
                           described above.

SECTION 1035
EXCHANGES
                      Under Section 1035 of the Code, the exchange of one annuity contract for another annuity contract generally is not taxed (unless cash is distributed). To qualify as a nontaxable exchange however, certain conditions must be satisfied, e.g., the obligee(s) under the new annuity contract must be the same obligee(s) as under the original contract.

                      Upon the death of a non-spousal joint owner, the contract provides the surviving joint owner with the option of using the proceeds of this contract to purchase a separate annuity contract with terms and values that are substantially similar to those of this contract. Exercise of this option will not qualify as a tax-free exchange under Section 1035.

QUALIFIED
RETIREMENT
PLANS
                      We also designed the contracts for use in connection with certain types of retirement plans that receive favorable treatment under the Code. Contracts issued to or in connection with retirement plans that receive special tax treatment are called "Qualified Contracts." We may not offer all of the types of Qualified Contracts described herein in the future. Prospective purchasers should contact our Home Office for information on the availability of Qualified Contracts at any given time.

                      The Federal income tax rules applicable to qualified retirement plans are complex and varied. As a result, this prospectus makes no attempt to provide more than general information about use of the contract with the various types of qualified retirement plans. Persons intending to use the contract in connection with a qualified retirement plan should obtain advice from a competent advisor.

                      The contract includes attributes such as tax deferral on accumulated earnings. Qualified retirement plans provide their own tax deferral benefit. The purchase of this contract as an investment of a qualified retirement plan does not provide additional tax deferral benefits beyond those provided in the qualified retirement plan. If you are purchasing this contract as a Qualified Contract, you should consider purchasing this contract for its death benefits, income benefits and other non-tax benefits. Please consult a tax adviser for information specific to your circumstances in order to determine whether this contract is an appropriate investment for you.

                      Types of Qualified Contracts. The types of Qualified Contracts currently being offered include:

                         . Traditional Individual Retirement Accounts (IRAs)
                           permit individuals to make annual contributions of up to the lesser of a specified dollar amount for the year or the amount of compensation includible in the individual's gross income for the year. Certain employers may establish Simplified Employee Pensions
                           (SEPs), which have higher contribution limits, on behalf of their employees. The Internal Revenue Service has not reviewed the contract for qualification as an IRA, and has not addressed in a ruling of general applicability whether death benefits such as those in the contract comport with IRA qualification requirements.

                         . Roth IRAs permit certain eligible individuals to
                           make non-deductible contributions to a Roth IRA. Distributions from a Roth IRA generally are not taxed, except that, once aggregate distributions exceed contributions to the Roth IRA, income tax and a 10% IRS penalty tax may apply to distributions made: (1) before age 591/2 (subject to certain exceptions); or (2) during the five taxable years starting with the year in which the first contribution is made to any Roth IRA. A 10% penalty may apply to amounts attributable to a conversion from an IRA if they are distributed during the five taxable years beginning with the year in which the conversion was made.

                         . Corporate pension and profit-sharing plans under
                           Section 401(a) of the Code allow corporate employers to establish various types of retirement plans for employees, and self-employed individuals to establish qualified plans ("H.R. 10 or Keough plans") for themselves and their employees.

                         . 403(b) Plans allow employees of certain tax-exempt
                           organizations and public schools to exclude from their gross income the purchase payments made, within certain limits, to a contract that will provide an annuity for the employee's retirement. Distributions of: (1) salary reduction contributions made in years beginning after December 31, 1988; (2) earnings on those contributions; and (3) earnings on amounts held as of the last year beginning before January 1, 1989, are not allowed prior to age 591/2, severance from employment, death or disability. Salary reduction contributions (but not earnings) may also be distributed upon hardship, but would generally be subject to penalties.

                      Terms of qualified retirement plans and Qualified Contracts. The terms of a qualified retirement plan may affect your rights under a Qualified Contract. When issued in connection with a qualified retirement plan, we will amend a contract as generally necessary to conform to the requirements of the type of plan. However, the rights of any person to any benefits under qualified retirement plans may be subject to the terms and conditions of the plans themselves, regardless of the terms and conditions of the contract. In addition, we are not bound by the terms and conditions of qualified retirement plans to the extent such terms and conditions contradict the contract, unless we consent.

                      Employer qualified plans. Qualified plans sponsored by an employer or employee organization are governed by the provisions of the Code and the Employee Retirement Income Security Act, as amended ("ERISA"). ERISA is administered primarily by the U.S. Department of Labor. The Code and ERISA include requirements that various features be contained in an employer qualified plan with respect to: participation; vesting; funding; nondiscrimination; limits on contributions and benefits; distributions; penalties; duties of fiduciaries; prohibited transactions; withholding; reporting and disclosure.

                      In the case of certain qualified plans, if a participant is married at the time benefits become payable, unless the participant elects otherwise with written consent of the spouse, the benefits must be paid in the form of a qualified joint and survivor annuity. A qualified joint and survivor annuity is an annuity payable for the life of the participant with a survivor annuity for the life of the spouse in an amount that is not less than one-half of the amount payable to the participant during his or her lifetime. In addition, a married participant's beneficiary must be the spouse, unless the spouse consents in writing to the designation of a different beneficiary.

                      If this contract is purchased as an investment of a qualified plan, the owner will be either an employee benefit trust or the plan sponsor. Plan participants and beneficiaries will have no ownership rights in the contract. Only the owner, acting through its authorized representative(s) may exercise contract rights. Participants and beneficiaries must look to the plan fiduciaries for satisfaction of their rights to benefits under the terms of the qualified plan.

                      Where a contract is purchased by an employer-qualified plan, we assume no responsibility regarding whether the contract's terms and benefits are consistent with the requirements of the Code and ERISA. It is the responsibility of the employer, plan trustee, plan administrator and/or other plan fiduciaries to satisfy the requirements of the Code and ERISA applicable to the qualified plan. This prospectus does not provide detailed tax or ERISA information. Various tax disadvantages, including penalties, may result from actions that conflict with requirements of the Code or ERISA, and the regulations pertaining to those laws. Federal tax laws and ERISA are continually under review by Congress. Any changes in the laws or in the regulations pertaining to the laws may affect the tax treatment of amounts contributed to employer qualified plans and the fiduciary actions required by ERISA.

                      IRA's and Roth IRA's. The Code permits individuals to make annual contributions to IRA's of up to the lesser of a specified dollar amount for the year or the amount of compensation includible in the individual's gross income for the year. The contributions may be deductible in whole or in part, depending on the individual's income. The Code also permits certain eligible individuals to contribute to make non-deductible contributions to a Roth IRS in cash or as a rollover or transfer from another Roth IRA or other IRA. A rollover from or conversion of an IRA to a Roth IRA is generally subject to tax and other special rules apply. You should consult a tax adviser before combining any converted amounts with any other Roth IRA contributions, including any other conversion amounts from other tax years.

                      The Internal Revenue Service has not reviewed the contract for qualification as an IRA, and has not addressed in a ruling of general applicability whether a death benefit provision such as the provision in this contract comports with IRA qualification requirements.

                      You will be the owner of a contract issued as an IRA or Roth IRA, and will be responsible for exercising your rights as owner in accordance with applicable tax rules, including limitations for contributions and distributions.

                      The death benefit and Qualified Contracts. Pursuant to IRS regulations, IRAs may not invest in life insurance contracts. We do not believe that these regulations prohibit the death benefit, including that provided by any death benefit rider option, from being provided under the contracts when we issue the contracts as Traditional IRAs, Roth IRAs or SEPs. However, the law is unclear and it is possible that the presence of the death benefit under a contract issued as a Traditional IRA, Roth IRA or a SEP could disqualify a contract and result in increased taxes to the owner.

                      It is also possible that the death benefit could be characterized as an incidental death benefit. If the death benefit were so characterized, this could result in currently taxable income to purchasers. In addition, there are limitations on the amount of incidental death benefits that may be provided under qualified plans, such as in connection with a Section 403(b) plan. Even if the death benefit under the contract were characterized as an incidental death benefit, it is unlikely to violate those limits unless the purchaser also purchases a life insurance contract in connection with such plan.

                      Treatment of Qualified Contracts compared with Non-Qualified Contracts. Although some of the Federal income tax rules are the same for both Qualified and Non-Qualified Contracts, many of the rules are different. For example:

                         . the Code generally does not impose tax on the
                           earnings under either Qualified or Non-Qualified Contracts until the earnings are distributed;

                         . the Code does not limit the amount of purchase
                           payments and the time at which purchase payments can be made under Non-Qualified Contracts. However, the Code does limit both the amount and frequency of purchase payments made to Qualified Contracts;

                         . the Code does not allow a deduction for purchase
                           payments made for Non-Qualified Contracts, but sometimes allows a deduction or exclusion from income for purchase payments made to a Qualified Contract;

                         . Under most qualified retirement plans, the owner
                           must begin receiving payments from the contract in certain minimum amounts by a certain date, generally April 1 of the calendar year following the calendar year in which the owner attains age 70 1/2 for Traditional IRAs and SEPs and April 1 of the calendar year following the later of the calendar year in which the employee (except for a 5 percent owner) retires or attains age 70 1/2, for other Qualified Contracts. Roth IRAs do not require any distributions during the owner's lifetime. The death benefit under your contract may increase the amount of the minimum required distribution that must be taken from your contract.

                      The Federal income tax rules applicable to qualified retirement plans and Qualified Contracts vary with the type of plan and contract. For example, Federal tax rules limit the amount of purchase payments that can be made, and the tax deduction or exclusion that may be allowed for the purchase payments. These limits vary depending on the type of qualified retirement plan and the circumstances of the plan participant, e.g., the participant's compensation.

                      Amounts received under Qualified Contracts. Federal income tax rules generally include distributions from a Qualified Contract in your income as ordinary income. Purchase payments that are deductible or excludible from income do not create "investment in the contract." Thus, under many Qualified Contracts there will be no "investment in the contract" and you include the total amount you receive in your income. There are exceptions. For example, you do not include amounts received from a Roth IRA if certain conditions are satisfied. In addition, failure to comply with the minimum distribution rules applicable to certain qualified retirement plans, will result in the imposition of an excise tax. This excise tax generally equals 50% of the amount by which a minimum required distribution exceeds the actual distribution from the qualified retirement plan.

                      Federal penalty taxes payable on distributions: The Code may impose a penalty tax equal to 10% of the amount of any payment from your Qualified Contract that is includible in your income. The Code does not impose the penalty tax if one of several exceptions apply. The exceptions vary depending on the type of Qualified Contract you purchase. For example, in the case of an IRA, exceptions provide that the penalty tax does not apply to a partial withdrawal, surrender, or income payment:

                         . received on or after the owner reaches age 59 1/2;

                         . received on or after the owner's death or because of
                           the owner's disability (as defined in the tax law);

                         . received as a series of substantially equal periodic
                           payments (not less frequently than annually) made for the life (or life expectancy) of the taxpayer; or

                         . received as reimbursement for certain amounts paid
                           for medical care.

                      These exceptions, as well as certain others not described here, generally apply to taxable distributions from other qualified retirement plans. However, the specific requirements of the exception may vary.

                      Moving money from one Qualified Contract or qualified retirement plan to another. Rollovers and transfers: In many circumstances you may move money between Qualified contracts and qualified retirement plans by means of a rollover or a transfer. Recent legislation has expanded these rollover options, including permitting for the first time the rollover of your after-tax contributions, for distributions made between 2002 and 2011. Special rules apply to such rollovers and transfers. If you do not follow the applicable rules, you may suffer adverse Federal income tax consequences, including paying taxes which you might not otherwise have had to pay. You should always consult a tax adviser before you move or attempt to move assets between any Qualified Contract or plan and another Qualified Contract or plan.

                      Direct rollovers: The direct rollover rules apply to certain payments (called "eligible rollover distributions") from Section 401(a) plans, Section 403(b) plans, H.R. 10 plans and Qualified Contracts used in connection with these types of plans. The direct rollover rules do not apply to distributions from IRAs. The direct rollover rules require Federal income tax equal to 20% of the eligible rollover distribution to be withheld from the amount of the distribution, unless the owner elects to have the amount directly transferred to certain Qualified Contracts or plans. Certain restrictions apply to the ability to rollover any after-tax amounts.

                      Prior to receiving an eligible rollover distribution from us, we will provide you with a notice explaining these requirements and the procedure for avoiding 20% withholding by electing a direct rollover.

FEDERAL
INCOME TAX
WITHHOLDING
                      We will withhold and remit to the IRS a part of the taxable portion of each distribution made under a contract unless the distributee notifies us at or before the time of the distribution that he or she elects not to have any amounts withheld. In certain circumstances, Federal income tax rules may require us to withhold tax. At the time you request a partial withdrawal, surrender, or income payment, we will send you forms that explain the withholding requirements.

STATE
INCOME TAX
WITHHOLDING
                      If required by the law of your state, we will also withhold state income tax from the taxable portion of each distribution made under the contract, unless you make an available election to avoid withholding. If permitted under state law, we will honor your request for voluntary state withholding.

TAX STATUS OF
THE COMPANY
                      Under existing Federal income tax laws, we do not pay tax on investment income and realized capital gains of the Separate Account. We do not anticipate that we will incur any Federal income tax liability on the income and gains earned by the Separate Account. The Company, therefore, does not impose a charge for Federal income taxes. If Federal income tax law changes and we must pay tax on some or all of the income and gains earned by the Separate Account, we may impose a charge against the Separate Account to pay the taxes.

CHANGES IN
THE LAW
                      This discussion is based on the Code, IRS regulations, and interpretations existing on the date of this prospectus. Congress, the IRS, and the courts may modify these authorities, however, sometimes retroactively.

Requesting Payments

                      To request a payment, you must provide us with notice in a form satisfactory to us. We will ordinarily pay any partial withdrawal or total surrender proceeds from the Separate Account within seven days after receipt at our Home Office of a request in good order. We also will ordinarily make payment of lump sum death benefit proceeds from the Separate Account within seven days from the receipt of due proof of death and all required forms. We will determine payment amounts as of the end of the Valuation Period during which our Home Office receives the payment request or due proof of death and all required forms.

                      In most cases, when we pay the death benefit in a lump sum, we will pay these proceeds either:

                        (1) to your designated beneficiary directly in the form
                            of a check; or

                        (2) by establishing an interest bearing account, called
                            the "Secure Access Account," for the designated beneficiary, in the amount of the death benefit.

                      When establishing the Secure Access Account we will send the designated beneficiary a checkbook within 7 days after we receive all the required documents, and the designated beneficiary will have immediate access to the account simply by writing a check for all or any part of the amount of the death benefit payment. The Secure Access Account is part of our General Account. It is not a bank account and it is not insured by the FDIC or any other government agency. As part of our General Account, it is subject to the claims of our creditors. We receive a benefit from all amounts left in the Secure Access Account. If we do not receive instructions from the designated beneficiary with regard to the form of death benefit payment, we will automatically establish the Secure Access Account.

                      We will delay making a payment from the Subaccount or applying Subaccount value to a payment plan if:

                        (1) the disposal or valuation of the Subaccount is not
                            reasonably practicable because:

                            . the SEC declares that an emergency exists (due to
                              the emergency the disposal or valuation of the Separate Account's assets is not reasonably practicable);

                            . the New York Stock Exchange is closed for other
                              than a regular holiday or weekend;

                            . trading is restricted by the SEC; or

                        (2) the SEC, by order, permits postponement of payment
                            to protect our owners.

                      State law requires that we reserve the right to defer payments from the Guarantee Account for a partial withdrawal or surrender for up to six months from the date we receive your payment request at our Home Office. We also may defer making any payments attributable to a check or draft that has not cleared until we are satisfied that the check or draft has been paid by the bank on which it is drawn.

                      If mandated under applicable law, we may be required to reject a purchase payment and/or block an owner's account and thereby refuse any requests for transfers, partial withdrawals, surrenders, or death benefits until instructions are received from the appropriate regulators. We also may be required to provide additional information about you or your account to government regulators.

Sale of the Contracts

                      We have entered into an underwriting agreement with Capital Brokerage Corporation (doing business in Indiana as Genworth Financial Brokerage Corporation) (collectively, "Capital Brokerage Corporation") for the distribution and sale of the contracts. Pursuant to this agreement, Capital Brokerage Corporation serves as principal underwriter for the contracts, offering them on a continuous basis. Capital Brokerage Corporation is located at 3001 Summer Street, 2nd Floor, Stamford, Connecticut 06905.

                      Capital Brokerage Corporation was organized as a corporation under the laws of the state of Washington in 1981 and is an affiliate of ours. Capital Brokerage Corporation is registered as a broker-dealer with the Securities and Exchange Commission under the Securities Exchange Act of 1934, as well as with the securities commissions in the states in which it operates, and is a member of the NASD.

                      Capital Brokerage Corporation offers the contracts through its registered representatives who are registered with the NASD and with the states in which they do business. More information about Capital Brokerage Corporation and the registered representatives is available at http://www.nasdr.com or by calling (800) 289-9999. You also can obtain an investor brochure from NASD Regulation describing its Public Disclosure Program. Registered representatives with Capital Brokerage Corporation are also licensed as insurance agents in the states in which they do business and are appointed with the Company.

                      Capital Brokerage Corporation also enters into selling agreements with an affiliated broker-dealer and unaffiliated broker-dealers to sell the contracts. The registered representatives of these selling firms are registered with the NASD and with the states in which they do business, are licensed as insurance agents in the states in which they do business and are appointed with us.

                      We pay compensation to Capital Brokerage Corporation for promotion and sales of the contracts by its registered representatives as well as by affiliated and unaffiliated selling firms. This compensation consists of sales commissions and other cash and non-cash compensation. The maximum commission we may pay is 10.0% of your aggregate purchase payments.

                      The maximum commission consists of three parts -- commissions paid to internal and external wholesalers of Capital Brokerage Corporation ("wholesalers" are individuals employed by the Company and registered with Capital Brokerage Corporation that promote the offer and sale of the contracts), commissions paid to the affiliated and unaffiliated brokerage firm for whom the registered representative that sold your contract is employed ("selling firms"), and an amount paid to the selling firm for marketing allowances and other payments related to the sale of the contract. Wholesalers with Capital Brokerage Corporation receive a maximum commission of 1.4% of purchase payments.

                      After commission is paid to the wholesalers of Capital Brokerage Corporation, a commission is then paid to the selling firm. A maximum commission of 7.6% of purchase payments is paid to the selling firm. The exact amount of commission paid to the registered representative who sold you your contract is determined by the brokerage firm for whom the representative is employed.

                      All selling firms receive commissions as described above based on the sale and receipt of purchase payments on the contract. Unaffiliated selling firms receive additional compensation, including marketing allowances and other payments. The maximum marketing allowance paid on the sale of a contract is 1.0% of purchase payments. At times, Capital Brokerage Corporation may make other cash and non-cash payments to selling firms, as well as receive payments from selling firms, for expenses relating to the recruitment and training of personnel, periodic sales meetings, the production of promotional sales literature and similar expenses. These expenses may also relate to the synchronization of technology between the Company, Capital Brokerage Corporation and the selling firm in order to coordinate data for the sale and maintenance of the contract. In addition, registered representatives may be eligible for non-cash compensation programs offered by Capital Brokerage Corporation or an affiliated company, such as conferences, trips, prizes and awards. The amount of other cash and non-cash compensation paid by Capital Brokerage Corporation or its affiliated companies ranges significantly among the selling firms. Likewise, the amount received by Capital Brokerage Corporation from the selling firms ranges significantly.

                      The commissions listed above are maximum commissions paid, and reflect situations where we pay a higher commission for a short period of time for a special promotion.

                      Commissions paid on the contracts, including other incentives and payments, are not charged directly to you or to your Contract Value, but indirectly through fees and charges imposed under the contracts.

                      All commissions, special marketing allowances and other payments made or received by Capital Brokerage Corporation to or from selling firms come from or are allocated to the general assets of Capital Brokerage Corporation or one of its affiliated companies. Therefore, regardless of the amount paid or received by Capital Brokerage Corporation or one of its affiliated companies, the amount of expenses you pay under the contract do not vary because of such payments to or from such selling firms.

                      Even though your contract costs are not determined based on amounts paid to or received from Capital Brokerage Corporation or the selling firm, the prospect of receiving, or the receipt of, additional compensation as described above may create an incentive for selling firms and/or their registered representative to sell you this product versus another product with respect with which a selling firm does not receive additional compensation, or a lower level of additional compensation. You may wish to take such compensation arrangements into account when considering and evaluating any recommendation relating to the contracts.

                      During 2005, 2004 and 2003, $62.0 million, $83.3 million
                      and $123.3 million, respectively, was paid to Capital Brokerage Corporation for the sale of contracts in the Separate Account and any new purchase payments received. In 2005, 2004 and 2003, no underwriting commissions were paid to Capital Brokerage Corporation. Although neither we nor Capital Brokerage anticipate discontinuing the offering of the contracts, we do reserve the right to discontinue offering the contracts at any time.

Additional Information


OWNER QUESTIONS
                      The obligations to owners under the contracts are ours. Please direct your questions and concerns to us at our Home Office.

RETURN
PRIVILEGE
                      Within 10 days after you receive the contract (or such longer period as may be required by applicable law), you may cancel it for any reason by delivering or mailing it postage prepaid, to:

                             Genworth Life and Annuity Insurance Company
                                        Annuity New Business
                                       6610 West Broad Street
                                      Richmond, Virginia 23230

                      If you cancel your contract, it will be void. Unless state law requires that we return your purchase payments, the amount of the refund you receive will equal the Contract Value as of the Valuation Day our Home Office receives the returned contract plus any adjustments required by applicable law or regulation on the date we receive the contract, but without reduction for any surrender charge. If state law requires that we return your purchase payments, the amount of the refund will equal the purchase payments made less any partial withdrawals you have previously taken. In certain states, you may have more than 10 days to return the contract for a refund.

STATE
REGULATION
                      As a life insurance company organized and operated under the laws of the Commonwealth of Virginia, we are subject to provisions governing life insurers and to regulation by the Virginia Commissioner of Insurance.

                      Our books and accounts are subject to review and examination by the State Corporation Commission of the Commonwealth of Virginia at all times. That Commission conducts a full examination of our operations at least every five years.

EVIDENCE OF
DEATH, AGE,
GENDER OR
SURVIVAL
                      We may require proof of the age, gender or survival of any person or persons before acting on any applicable contract provision.


RECORDS AND
REPORTS
                      As presently required by the 1940 Act and applicable regulations, we are responsible for maintaining all records and accounts relating to the Separate Account. At least once each year, we will send you a report showing information about your contract for the period covered by the report. The report will show the total Contract Value and a breakdown of the assets in each Subaccount and the Guarantee Account. The report also will show purchase payments and charges made during the statement period. We also will send you an annual and a semi-annual report for each Portfolio underlying a Subaccount to which you have allocated assets, as required by the 1940 Act. In addition, you will receive a written confirmation when you make purchase payments, transfers, or take partial withdrawals.

OTHER
INFORMATION
                      We have filed a Registration Statement with the SEC, under the Securities Act of 1933 as amended, for the contracts being offered by this prospectus. This prospectus does not contain all the information in the Registration Statement, its amendments and exhibits. Please refer to the Registration Statement for further information about the Separate Account, the Company, and the contracts offered. Statements in this prospectus about the content of contracts and other legal instruments are summaries. For the complete text of those contracts and instruments, please refer to those documents as filed with the SEC and available on the SEC's website at http://www.sec.gov.

LEGAL
PROCEEDINGS
                      We face a significant risk of litigation and regulatory investigations and actions in the ordinary course of operating our businesses, including the risk of class action lawsuits. Our pending legal and regulatory actions include proceedings specific to us and others generally applicable to business practices in the industries in which we operate. In our insurance operations, we are or may become subject to class actions and individual suits alleging, among other things, issues relating to sales or underwriting practices, payment of contingent or other sales commissions, claims payments and procedures, product design, product disclosure, administration, additional premium charges for premiums paid on a periodic basis, denial or delay of benefits, charging excessive or impermissible fees on products, recommending unsuitable products to customers and breaching fiduciary or other duties to customers. In our investment-related operations, we are subject to litigation involving commercial disputes with counterparties. Plaintiffs in class action and other lawsuits against us may seek very large or indeterminate amounts, including punitive and treble damages, which may remain unknown for substantial periods of time. We are also subject to various regulatory inquiries, such as information requests, subpoenas and books and record examinations, from state and federal regulators and other authorities. A substantial legal liability or a significant regulatory action against us could have an adverse effect on our business, financial condition and results of operations. Moreover, even if we ultimately prevail in the litigation, regulatory action or investigation, we could suffer significant reputational harm, which could have an adverse effect on our business, financial condition and results of operations.

                      Recently, the insurance industry has become the focus of increased scrutiny by regulatory and law enforcement authorities concerning certain practices within the insurance industry. In this regard, in May 2005, we received a subpoena from the Northeast Regional Office of the SEC, requiring the production of documents related to "certain loss mitigation insurance products," such as finite reinsurance. We responded to the SEC's subpoena in June and July 2005. Additionally, in May and June 2005, we received information requests from the State of Delaware Department of Insurance and the State of Connecticut Insurance Department on the same general subject, to which we responded. In 2005, GE received a subpoena from the United States Attorney's Office for the Southern District of New York, also on the same general subject. In the subpoena, GE is defined as including, among other things, its subsidiaries and affiliates. We cooperated with GE in connection with GE's response to the subpoena.

                      Although we do not believe that the current investigations and proceedings will have a material adverse effect on our business, financial condition or results of operations, we cannot assure you that this will be the case. In addition, it is possible that related investigations and proceedings may be commenced in the future, and we could become subject to further investigations and have lawsuits filed against us. In any event, increased regulatory scrutiny and any resulting investigations or proceedings could result in new legal precedents and industry-wide regulations or practices that could adversely affect our business, financial condition and results of operation.

                      Capital Brokerage Corporation is not in any pending or threatened lawsuits that are reasonably likely to have a material adverse impact on us or the Separate Account.

                      Although it is not anticipated that these developments will have an adverse impact on us, the Separate Account or on the ability of Capital Brokerage Corporation to perform under its principal underwriting agreement, there can be no assurance at this time.

Appendix A

Examples of the Available Death Benefits

BASIC DEATH
BENEFIT
                      The following examples are for contracts issued on or after the later of May 1, 2003 or the date on which state insurance authorities approve the applicable contract modifications.

                      The purpose of this example is to show how the Basic Death Benefit works based on purely hypothetical values and is not intended to depict investment performance of the contract.

                      Example:  Assuming an owner:

                        (1) purchases a contract for $100,000;

                        (2) makes no additional purchase payments and takes no
                            partial withdrawals;

                        (3) is not subject to premium taxes; and

                        (4) the Annuitant is age 75 on the Contract Date then:

                                                   Basic
                      Annuitant's End of Contract  Death
                          Age      Year   Value   Benefit
                      ------------------------------------
                          76        1    $103,000 $103,000
                          77        2     112,000  112,000
                          78        3      90,000  100,000
                          79        4     135,000  135,000
                          80        5     130,000  130,000
                          81        6     150,000  150,000
                          82        7     125,000  125,000
                          83        8     145,000  145,000
                      ------------------------------------

                      Partial withdrawals (including partial withdrawals taken pursuant to the terms of either Guaranteed Minimum Withdrawal Benefit Rider Option) will reduce the Basic Death Benefit by the proportion that the partial withdrawal (including any applicable surrender charge and any premium tax assessed) reduces your Contract Value. For example:

                                                  Basic
                               Purchase Contract  Death
                        Date   Payment   Value   Benefit
                       ---------------------------------
                       3/31/06 $10,000  $10,000  $10,000
                       3/31/14           20,000   20,000
                       3/31/15           14,000   20,000
                       ---------------------------------

                      If a partial withdrawal of $7,000 is made on March 31, 2015, the Basic Death Benefit immediately after the partial withdrawal will be $10,000 ($20,000 to $10,000) since the Contract Value is reduced 50% by the partial withdrawal ($14,000 to $7,000).

                      This is true only if the Basic Death Benefit immediately prior to the partial withdrawal (as calculated above) is not the Contract Value on the date we receive due proof of the Annuitant's death. It also assumes that both the Annuitant and Joint Annuitant are younger than age 80 at the time of death, that no surrender charge applies, and that no premium tax applies to the partial withdrawal. This example is based on purely hypothetical values and is not intended to depict investment performance of the contract.

ANNUAL STEP-UP
DEATH BENEFIT
RIDER OPTION
                      The following example shows how the Annual Step-Up Death Benefit works based on hypothetical values. It is not intended to depict investment performance of the contract. The example assumes that an owner purchases a contract with an Annuitant age 75 at the time of issue. In addition, the example assumes that:

                        (1) the owner purchases the contract for $100,000;

                        (2) the owner makes no additional purchase payments;

                        (3) the owner takes no partial withdrawals; then

                                                   Death
                      End of Annuitant's Contract Benefit
                       Year      Age      Value   Amount
                      ------------------------------------
                        1        76      $103,000 $103,000
                        2        77       112,000  112,000
                        3        78        90,000  112,000
                        4        79       135,000  135,000
                        5        80       130,000  135,000
                        6        81       150,000  150,000
                        7        82       125,000  125,000
                        8        83       145,000  145,000
                      ------------------------------------

                      Partial withdrawals (including partial withdrawals taken pursuant to the terms of either Guaranteed Minimum Withdrawal Benefit Rider Option) will reduce the Annual Step-Up Death Benefit by the proportion that the partial withdrawal (including any surrender charge and any premium tax assessed) reduces your Contract Value.

5% ROLLUP DEATH
BENEFIT RIDER
OPTION
                      The following example shows how the 5% Rollup Death Benefit Rider Option works based on hypothetical values. It is not intended to depict investment performance of the contract. The example assumes that an owner purchases a contract with an Annuitant age 70 at the time of issue. In addition, the example assumes that:

                        (1) the owner purchases the contract for $100,000;

                        (2) the contract earns a 0% net return (-3.05% net of
                            fees for the mortality and expense risk charge, administrative expense charge, Portfolio expenses and the 5% Rollup Death Benefit Rider Option);

                        (3) the owner makes no additional purchase payments;

                        (4) the owner takes annual partial withdrawals equal to
                            5% of purchase payments at end of the contract year; and

                        (5) the contract is not subject to premium taxes.

                                    Partial            5% Rollup
                End of Annuitant's Withdrawal Contract   Death
                 Year      Age       Amount    Value    Benefit
                ------------------------------------------------
                           70            --   $100,000 $100,000
                  1        71        $5,000     95,000  100,000
                  2        72         5,000     90,000  100,000
                  3        73         5,000     85,000  100,000
                  4        74         5,000     80,000  100,000
                  5        75         5,000     75,000  100,000
                  6        76         5,000     70,000  100,000
                  7        77         5,000     65,000  100,000
                  8        78         5,000     60,000  100,000
                  9        79         5,000     55,000  100,000
                ------------------------------------------------

                      Partial withdrawals amounting to 5% or less of purchase payments annually will reduce the 5% Rollup Death Benefit on a non pro-rata (dollar-for-dollar) basis. Therefore, in the example above, though a $5,000 partial withdrawal is taken at the end of year 1, the 5% Rollup Death Benefit immediately after the partial withdrawal is still equal to $100,000 since the benefit is reduced only by the same dollar amount of the partial withdrawal.

                      Partial withdrawals exceeding 5% of purchase payments in any year will reduce the 5% Rollup Death Benefit on a pro-rata basis (by the proportion that the partial withdrawal, including any surrender charges, and any premium taxes assessed, reduces your

                      Contract Value. All partial withdrawals that exceed the 5% threshold will reduce the 5% Rollup Death Benefit on a pro-rata basis). For example:

                                                5% Rollup
                                              Death Benefit
                                              Option Before
                            Purchase Contract  Any Partial
                     Date   Payment   Value    Withdrawals
                    ---------------------------------------
                    3/31/06 $10,000  $ 10,000   $ 10,000
                    3/31/14      --    20,000     10,500
                    3/31/15      --    14,000     11,025
                    ---------------------------------------

                      Therefore, if a $7,000 partial withdrawal is taken on March 31, 2015, the 5% Rollup Death Benefit immediately after the partial withdrawal will be $5,512.50 ($11,025 to $5,512.50) since the Contract Value is reduced 50% by the partial withdrawal ($14,000 to $7,000). This is true only if the 5% Rollup Death Benefit immediately prior to the partial withdrawal (as calculated above) is not the Contract Value on the date we receive due proof of the Annuitant's death. It also assumes that no surrender charges and no premium taxes apply to the partial withdrawal.

EARNINGS
PROTECTOR
DEATH BENEFIT
RIDER OPTION
                      The following example shows how the Earnings Protector Death Benefit works based on purely hypothetical values. It is not intended to depict investment performance of the contract. This example assumes an owner purchases a contract with an Annuitant age 65 at the time of issue, and that he or she takes no partial withdrawals before the Annuitant's death.

                 Purchase Contract           Death   Earnings Protector
          Date   Payment   Value     Gain   Benefit    Death Benefit
         --------------------------------------------------------------
         8/01/06 $100,000 $100,000 $      0 $100,000      $     0
         8/01/21           300,000  200,000  300,000       70,000
         --------------------------------------------------------------

                      If the Annuitant's death and notification of the death occurs on 8/01/21, the Earnings Protector Death Benefit will equal $70,000. We determine this amount by multiplying the "gain" ($200,000) by 40%, which results in an amount of $80,000. However, since the Earnings Protector Death Benefit under this age scenario cannot exceed 70% of the purchase payments ($100,000), the Earnings Protector Death Benefit in this example will be $70,000.

                      The following examples are for contracts issued prior to May 1, 2003 or prior to the date state insurance authorities approve applicable contract modifications.

OPTIONAL
ENHANCED
DEATH BENEFIT
                      The following example shows how the Optional Enhanced Death Benefit works based on purely hypothetical values. It is not intended to depict investment performance of the contract. This example assumes an owner purchases a contract with an Annuitant age 65 at the time of issue, and that he or she takes no partial withdrawals before the Annuitant's death.

                 Purchase Contract           Death   Optional Enhanced
          Date   Payment   Value     Gain   Benefit    Death Benefit
         -------------------------------------------------------------
         8/01/06 $100,000 $100,000 $      0 $100,000      $     0
         8/01/21           300,000  200,000  300,000       70,000
         -------------------------------------------------------------

                      If the Annuitant's death and notification of the death occur on 8/01/21, the Optional Enhanced Death Benefit will equal $70,000. We determined this amount by multiplying the "gain" ($200,000) by 40%, which results in an amount of $80,000. However, since the Optional Enhanced Death Benefit under this age scenario cannot exceed 70% of the purchase payments paid ($100,000), the Optional Enhanced Death Benefit in this example will be $70,000.

                      There are important things you should consider before you purchase the Optional Enhanced Death Benefit. These include:

                         . The Optional Enhanced Death Benefit does not
                           guarantee that a benefit will become payable at death. Market declines resulting in your Contract Value being less than your purchase payments paid and not previously withdrawn may result in no Enhanced Death Benefit being payable.

                         . Once you purchase the Optional Enhanced Death
                           Benefit, you cannot cancel it. This means that regardless of any changes in your circumstances, we will continue to assess the charges for the Optional Enhanced Death Benefit.

                         . Please take advantage of the guidance of a qualified
                           financial adviser in evaluating the Optional
                           Enhanced Death Benefit option, as well as the other aspects of the contracts.

OPTIONAL
GUARANTEED
MINIMUM
DEATH BENEFIT
                      The purpose of this example is to show how the Optional Guaranteed Minimum Death Benefit works based on hypothetical values. It is not intended to depict investment performance of the contract. This example assumes that an owner purchases a contract with an Annuitant age 70 at the time of issue.

                      In addition, the example assumes that:

                        (1) the owner purchases the contract for $100,000;

                        (2) the contract earns a 0% gross return (-2.95% net of
                            fees for the mortality and expense risk charges, administrative expense charge, total average Portfolio expenses and the Optional Guaranteed Minimum Death Benefit charge);

                        (3) the owner makes no additional purchase payments;

                        (4) the owner takes annual partial withdrawals equal to
                            6% of purchase payments; and

                        (5) the contract is not subject to premium taxes then.

                                                       Optional
                                  Partial             Guaranteed
              End of Annuitant's Withdrawal Contract    Minimum
               Year      Age       Amount    Value   Death Benefit
              ----------------------------------------------------
                         70            --   $100,000   $100,000
                1        71        $6,000     91,050    100,000
                2        72         6,000     82,364    100,000
                3        73         6,000     73,934    100,000
                4        74         6,000     65,753    100,000
                5        75         6,000     57,814    100,000
                6        76         6,000     50,108    100,000
                7        77         6,000     42,630    100,000
                8        78         6,000     35,372    100,000
                9        79         6,000     28,329    100,000
              ----------------------------------------------------

                      Partial withdrawals amounting to 6% or less of purchase payments annually will reduce the Optional Guaranteed Minimum Death Benefit on a non pro-rata (dollar-for-dollar) basis. Therefore, in the example above, though a $6,000 withdrawal is taken at the end of year 1, the Optional Guaranteed Minimum Death Benefit immediately after the withdrawal is still equal to $100,000 since the benefit is reduced only by the same dollar amount of the withdrawal.

                      Partial withdrawals exceeding 6% of purchase payments in any year will reduce the Optional Guaranteed Minimum Death Benefit on a pro-rata basis (by the proportion that the withdrawal -- including any surrender charges -- reduces your Contract Value). For example:

                                                Optional
                                               Guaranteed
                            Purchase Contract    Minimum
                     Date   Payment   Value   Death Benefit
                    ---------------------------------------
                    3/31/06 $10,000  $10,000     $10,000
                    3/31/14      --   20,000      10,600
                    3/31/15      --   14,000      11,236
                    ---------------------------------------

                      Therefore, if a $7,000 withdrawal is taken on March 31, 2015, the Optional Guaranteed Minimum Death Benefit immediately after the withdrawal will be $5,618 ($11,236 to $5,618) since the Contract Value is reduced 50% by the withdrawal ($14,000 to $7,000). This is true only if the Optional Guaranteed Minimum Death Benefit immediately prior to the withdrawal (as calculated above) is not the Contract Value on the date we receive due proof of the Annuitant's death. It also assumes that no surrender charges apply and that no premium tax apply to the partial withdrawal.

Appendix B

Condensed Financial Information

The value of an Accumulation Unit is determined on the basis of changes in the per share value of the Portfolios and the assessment of Separate Account charges.

The Accumulation Unit values and the number of Accumulation Units outstanding for each Subaccount for the periods shown are as follows:

                          No Optional Benefit Elected

                                                                                                         Number of
                                                                       Accumulation      Accumulation  Accumulation
                                                                      Unit Values at    Unit Values at   Units at
Subaccounts                                                         Beginning of Period End of Period  End of Period Year
-------------------------------------------------------------------------------------------------------------------------
AIM Variable Insurance Funds
-------------------------------------------------------------------------------------------------------------------------
  AIM V.I. Basic Value Fund -- Series II shares                           $14.04            $14.55         319,250   2005
                                                                           12.89             14.04         243,024   2004
                                                                           10.00             12.89          60,892   2003
-------------------------------------------------------------------------------------------------------------------------
  AIM V.I. Capital Appreciation Fund -- Series I shares                     6.11              6.53         722,162   2005
                                                                            5.83              6.11         739,787   2004
                                                                            4.58              5.83         753,640   2003
                                                                           10.00              4.58         490,960   2002
-------------------------------------------------------------------------------------------------------------------------
  AIM V.I. International Growth Fund -- Series II shares                   10.63             12.30         125,130   2005
                                                                           10.00             10.63           9,877   2004
-------------------------------------------------------------------------------------------------------------------------
  AIM V.I. Premier Equity Fund -- Series I shares/1/                        6.39              6.64         701,399   2005
                                                                            6.15              6.39         830,798   2004
                                                                            5.00              6.15       1,001,733   2003
                                                                           10.00              5.00       1,063,872   2002
-------------------------------------------------------------------------------------------------------------------------
AllianceBernstein Variable Products Series Fund, Inc.
-------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Global Technology Portfolio -- Class B                 13.94             14.21          32,039   2005
                                                                           13.50             13.94          24,392   2004
                                                                            9.55             13.50          10,640   2003
                                                                           10.00              9.55              --   2002
-------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Growth and Income Portfolio -- Class B                 11.47             11.79       2,330,524   2005
                                                                           10.49             11.47       2,489,918   2004
                                                                            8.07             10.49       2,585,197   2003
                                                                           10.00              8.07       1,951,504   2002
-------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein International Value Portfolio -- Class B               10.54             12.07         257,907   2005
                                                                           10.00             10.54           4,986   2004
-------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Large Cap Growth Portfolio -- Class B                   5.71              6.45         965,777   2005
                                                                            5.36              5.71         952,418   2004
                                                                            4.42              5.36       1,076,259   2003
                                                                           10.00              4.42       1,159,015   2002
-------------------------------------------------------------------------------------------------------------------------
American Century Variable Portfolios II, Inc.
-------------------------------------------------------------------------------------------------------------------------
  VP Inflation Protection Fund -- Class II                                 10.00              9.95          31,592   2005
-------------------------------------------------------------------------------------------------------------------------
Columbia Funds Variable Insurance Trust I (formerly, Nations
Separate Account Trust)
-------------------------------------------------------------------------------------------------------------------------
  Columbia Marsico Growth Fund, Variable Series (formerly, Nations
   Marsico Growth Portfolio)                                               13.71             14.48         662,712   2005
                                                                           12.34             13.71         459,409   2004
                                                                           10.00             12.34         290,217   2003
-------------------------------------------------------------------------------------------------------------------------

/1/ On May 1, 2006, the AIM V.I. Premier Equity Fund merged into the AIM V.I.
    Core Equity Fund.

                                                                                                       Number of
                                                                     Accumulation      Accumulation  Accumulation
                                                                    Unit Values at    Unit Values at   Units at
Subaccounts                                                       Beginning of Period End of Period  End of Period Year
-----------------------------------------------------------------------------------------------------------------------
Columbia Funds Variable Insurance Trust I (formerly, Nations
Separate Account Trust) (continued)
-----------------------------------------------------------------------------------------------------------------------
  Columbia Marsico International Opportunities Fund, Variable
   Series (formerly, Nations Marsico International Opportunities
   Portfolio)                                                           $15.32            $18.00         519,231   2005
                                                                         13.37             15.32         311,963   2004
                                                                         10.00             13.37         115,018   2003
-----------------------------------------------------------------------------------------------------------------------
Eaton Vance Variable Trust:
-----------------------------------------------------------------------------------------------------------------------
  VT Floating-Rate Income Fund                                           10.19             10.40         755,703   2005
                                                                         10.08             10.19         560,106   2004
                                                                          9.96             10.08         132,120   2003
                                                                         10.00              9.96             208   2002
-----------------------------------------------------------------------------------------------------------------------
  VT Worldwide Health Sciences Fund                                      13.38             14.08          91,773   2005
                                                                         12.81             13.38          87,810   2004
                                                                         10.03             12.81          61,139   2003
                                                                         10.00             10.03           3,029   2002
-----------------------------------------------------------------------------------------------------------------------
Evergreen Variable Annuity Trust
-----------------------------------------------------------------------------------------------------------------------
  Evergreen VA Omega Fund -- Class 2                                     10.61             10.80           6,325   2005
                                                                         10.00             10.61             378   2004
-----------------------------------------------------------------------------------------------------------------------
FAM Variable Series Funds, Inc.
-----------------------------------------------------------------------------------------------------------------------
  Mercury Basic Value V.I. Fund -- Class III Shares                      10.86             10.96         155,124   2005
                                                                         10.00             10.86          69,705   2004
-----------------------------------------------------------------------------------------------------------------------
  Mercury Global Allocation V.I. Fund -- Class III Shares                10.00             11.05          30,147   2005
-----------------------------------------------------------------------------------------------------------------------
  Mercury Large Cap Growth V.I. Fund -- Class III Shares                 10.85             11.78          23,139   2005
                                                                         10.00             10.85           9,908   2004
-----------------------------------------------------------------------------------------------------------------------
  Mercury Value Opportunities V.I. Fund -- Class III Shares              11.20             12.12          66,356   2005
                                                                         10.00             11.20          21,959   2004
-----------------------------------------------------------------------------------------------------------------------
Federated Insurance Series
-----------------------------------------------------------------------------------------------------------------------
  Federated High Income Bond Fund II -- Service Shares                   11.84             11.90         655,414   2005
                                                                         10.93             11.84         674,150   2004
                                                                          9.13             10.93         705,085   2003
                                                                         10.00              9.13         368,364   2002
-----------------------------------------------------------------------------------------------------------------------
  Federated Kaufmann Fund II -- Service Shares                           14.96             16.30         402,757   2005
                                                                         13.29             14.96         327,625   2004
                                                                         10.00             13.29         150,615   2003
-----------------------------------------------------------------------------------------------------------------------
Fidelity Variable Insurance Products Fund
-----------------------------------------------------------------------------------------------------------------------
  VIP Asset Manager/SM/ Portfolio -- Service Class 2                     10.35             10.55         150,696   2005
                                                                         10.00             10.35          28,367   2004
-----------------------------------------------------------------------------------------------------------------------
  VIP Contrafund(R) Portfolio -- Service Class 2                         10.22             11.72       2,087,286   2005
                                                                          9.03             10.22       2,009,536   2004
                                                                          7.16              9.03       1,707,386   2003
                                                                         10.00              7.16         918,624   2002
-----------------------------------------------------------------------------------------------------------------------
  VIP Dynamic Capital Appreciation Portfolio -- Service Class 2          11.77             13.96          71,052   2005
                                                                         11.82             11.77          47,213   2004
                                                                         10.00             11.82           1,184   2003
-----------------------------------------------------------------------------------------------------------------------

                                                                                           Number of
                                                         Accumulation      Accumulation  Accumulation
                                                        Unit Values at    Unit Values at   Units at
Subaccounts                                           Beginning of Period End of Period  End of Period Year
-----------------------------------------------------------------------------------------------------------
Fidelity Variable Insurance Products Fund (continued)
-----------------------------------------------------------------------------------------------------------
  VIP Equity-Income Portfolio -- Service Class 2            $11.70            $12.14       2,141,456   2005
                                                             10.70             11.70       2,170,766   2004
                                                              8.37             10.70       2,023,475   2003
                                                             10.00              8.37       1,288,935   2002
-----------------------------------------------------------------------------------------------------------
  VIP Growth Portfolio -- Service Class 2                     6.13              6.35       1,301,265   2005
                                                              6.04              6.13       1,558,308   2004
                                                              4.64              6.04       1,629,161   2003
                                                             10.00              4.64         974,269   2002
-----------------------------------------------------------------------------------------------------------
  VIP Growth & Income Portfolio -- Service Class 2            8.99              9.49         659,383   2005
                                                              8.66              8.99         673,342   2004
                                                              7.14              8.66         661,374   2003
                                                             10.00              7.14         503,223   2002
-----------------------------------------------------------------------------------------------------------
  VIP Mid Cap Portfolio -- Service Class 2                   14.94             17.33       1,880,480   2005
                                                             12.19             14.94       1,684,293   2004
                                                              8.97             12.19       1,539,654   2003
                                                             10.00              8.97         889,218   2002
-----------------------------------------------------------------------------------------------------------
  VIP Value Strategies Portfolio -- Service Class 2          11.25             11.33          43,930   2005
                                                             10.00             11.25          19,598   2004
-----------------------------------------------------------------------------------------------------------
Franklin Templeton Variable Insurance Products Trust
-----------------------------------------------------------------------------------------------------------
  Franklin Income Securities Fund -- Class 2 Shares          10.00             10.39         442,711   2005
-----------------------------------------------------------------------------------------------------------
GE Investments Funds, Inc.
-----------------------------------------------------------------------------------------------------------
  Income Fund                                                11.00             11.04         678,296   2005
                                                             10.82             11.00         769,960   2004
                                                             10.63             10.82         693,037   2003
                                                             10.00             10.63         216,173   2002
-----------------------------------------------------------------------------------------------------------
  Mid-Cap Equity Fund                                        13.98             15.36       1,129,943   2005
                                                             12.26             13.98       1,211,437   2004
                                                              9.38             12.26       1,248,595   2003
                                                             10.00              9.38         785,521   2002
-----------------------------------------------------------------------------------------------------------
  Money Market Fund                                          10.25             10.36       1,382,399   2005
                                                             10.33             10.25       1,359,548   2004
                                                             10.43             10.33       1,519,238   2003
                                                             10.00             10.43       1,689,357   2002
-----------------------------------------------------------------------------------------------------------
  Premier Growth Equity Fund                                  8.73              8.70       1,143,240   2005
                                                              8.30              8.73       1,196,020   2004
                                                              6.55              8.30       1,138,946   2003
                                                             10.00              6.55         454,718   2002
-----------------------------------------------------------------------------------------------------------
  Real Estate Securities Fund                                16.23             17.83         349,604   2005
                                                             12.47             16.23         282,415   2004
                                                             10.00             12.47          75,216   2003
-----------------------------------------------------------------------------------------------------------
  S&P 500(R) Index Fund                                       8.14              8.36       3,419,522   2005
                                                              7.50              8.14       3,703,435   2004
                                                              5.95              7.50       3,607,380   2003
                                                             10.00              5.95       2,153,221   2002
-----------------------------------------------------------------------------------------------------------

                                                                                                             Number of
                                                                           Accumulation      Accumulation  Accumulation
                                                                          Unit Values at    Unit Values at   Units at
Subaccounts                                                             Beginning of Period End of Period  End of Period Year
-----------------------------------------------------------------------------------------------------------------------------
GE Investments Funds, Inc. (continued)
-----------------------------------------------------------------------------------------------------------------------------
  Small-Cap Equity Fund (formerly, Small-Cap Value Equity Fund)               $14.35            $15.45         966,620   2005
                                                                               12.68             14.35         983,471   2004
                                                                               10.39             12.68         917,681   2003
                                                                               10.00             10.39         528,246   2002
-----------------------------------------------------------------------------------------------------------------------------
  Total Return Fund -- Class 1 Shares                                          12.14             12.37       4,051,644   2005
                                                                               11.42             12.14       2,389,192   2004
                                                                               10.00             11.42         492,594   2003
-----------------------------------------------------------------------------------------------------------------------------
  U.S. Equity Fund                                                              9.05              9.12       1,168,268   2005
                                                                                8.51              9.05       1,249,399   2004
                                                                                7.02              8.51       1,186,382   2003
                                                                               10.00              7.02         791,025   2002
-----------------------------------------------------------------------------------------------------------------------------
  Value Equity Fund                                                             9.47              9.69         640,476   2005
                                                                                8.79              9.47         683,944   2004
                                                                                7.21              8.79         629,017   2003
                                                                               10.00              7.21         400,281   2002
-----------------------------------------------------------------------------------------------------------------------------
Goldman Sachs Variable Insurance Trust
-----------------------------------------------------------------------------------------------------------------------------
  Goldman Sachs Mid Cap Value Fund                                             10.00             11.37         170,259   2005
-----------------------------------------------------------------------------------------------------------------------------
Janus Aspen Series
-----------------------------------------------------------------------------------------------------------------------------
  Balanced Portfolio -- Service Shares                                          9.81             10.38       2,514,958   2005
                                                                                9.21              9.81       2,632,474   2004
                                                                                8.24              9.21       2,748,253   2003
                                                                               10.00              8.24       1,917,665   2002
-----------------------------------------------------------------------------------------------------------------------------
  Forty Portfolio -- Service Shares                                             7.34              8.13         520,861   2005
                                                                                6.33              7.34         500,456   2004
                                                                                5.36              6.33         537,768   2003
                                                                               10.00              5.36         425,478   2002
-----------------------------------------------------------------------------------------------------------------------------
  International Growth Portfolio -- Service Shares                              6.86              8.89         483,616   2005
                                                                                5.88              6.86         544,891   2004
                                                                                4.44              5.88         593,422   2003
                                                                               10.00              4.44         447,171   2002
-----------------------------------------------------------------------------------------------------------------------------
Legg Mason Partners Variable Portfolios I, Inc.
(formerly, Salomon Brothers Variable Series Funds Inc)
-----------------------------------------------------------------------------------------------------------------------------
  Legg Mason Partners Variable All Cap Portfolio -- Class II
   (formerly, Salomon Brothers Variable All Cap Fund)                          13.72             13.99         224,649   2005
                                                                               12.91             13.72         216,563   2004
                                                                               10.00             12.91         112,510   2003
-----------------------------------------------------------------------------------------------------------------------------
  Legg Mason Partners Variable Total Return Portfolio -- Class II
   (formerly, Salomon Brothers Variable Total Return Fund)                     10.00             10.55           7,519   2005
-----------------------------------------------------------------------------------------------------------------------------
Legg Mason Partners Variable Portfolios II
(formerly, Greenwich Street Series Fund)
-----------------------------------------------------------------------------------------------------------------------------
  Legg Mason Partners Variable Aggressive Growth Portfolio -- Class II         13.42             14.47          57,145   2005
   (formerly, Salomon Brothers Variable Aggressive Growth Fund)                12.55             13.42          40,148   2004
                                                                               10.00             12.55          17,895   2003
-----------------------------------------------------------------------------------------------------------------------------

                                                                                                     Number of
                                                                   Accumulation      Accumulation  Accumulation
                                                                  Unit Values at    Unit Values at   Units at
Subaccounts                                                     Beginning of Period End of Period  End of Period Year
---------------------------------------------------------------------------------------------------------------------
MFS(R) Variable Insurance Trust
---------------------------------------------------------------------------------------------------------------------
  MFS(R) Investors Growth Stock Series -- Service Class Shares        $ 6.09            $ 6.24         553,876   2005
                                                                        5.68              6.09         595,693   2004
                                                                        4.71              5.68         736,265   2003
                                                                       10.00              4.71         576,645   2002
---------------------------------------------------------------------------------------------------------------------
  MFS(R) Investors Trust Series -- Service Class Shares                 8.22              8.65         463,596   2005
                                                                        7.53              8.22         519,243   2004
                                                                        6.29              7.53         492,435   2003
                                                                       10.00              6.29         376,910   2002
---------------------------------------------------------------------------------------------------------------------
  MFS(R) New Discovery Series -- Service Class Shares                   7.66              7.91         492,215   2005
                                                                        7.34              7.66         563,369   2004
                                                                        5.60              7.34         781,828   2003
                                                                       10.00              5.60         411,289   2002
---------------------------------------------------------------------------------------------------------------------
  MFS(R) Total Return Series -- Service Class Shares                   10.00             12.58         184,506   2005
---------------------------------------------------------------------------------------------------------------------
  MFS(R) Utilities Series -- Service Class Shares                       9.78             11.21         713,275   2005
                                                                        7.66              9.78         758,073   2004
                                                                        5.75              7.66         730,480   2003
                                                                       10.00              5.75         501,656   2002
---------------------------------------------------------------------------------------------------------------------
Oppenheimer Variable Account Funds -- Class 2 Shares
---------------------------------------------------------------------------------------------------------------------
  Oppenheimer Balanced Fund/VA -- Service Shares                       10.93             11.14         240,371   2005
                                                                       10.00             10.93          92,893   2004
---------------------------------------------------------------------------------------------------------------------
  Oppenheimer Capital Appreciation Fund/VA -- Service Shares           13.04             13.44         172,010   2005
                                                                       12.44             13.04         153,599   2004
                                                                        9.69             12.44          56,951   2003
                                                                       10.00              9.69             100   2002
---------------------------------------------------------------------------------------------------------------------
  Oppenheimer Global Securities Fund/VA -- Service Shares              10.17             11.40       1,561,191   2005
                                                                        8.70             10.17       1,576,650   2004
                                                                        6.19              8.70       1,142,590   2003
                                                                       10.00              6.19         691,046   2002
---------------------------------------------------------------------------------------------------------------------
  Oppenheimer Main Street Fund/VA -- Service Shares                     8.45              8.78       1,188,072   2005
                                                                        7.87              8.45       1,334,756   2004
                                                                        6.33              7.87       1,385,950   2003
                                                                       10.00              6.33       1,005,472   2002
---------------------------------------------------------------------------------------------------------------------
  Oppenheimer Main Street Small Cap Fund/VA -- Service Shares          15.61             16.83         246,928   2005
                                                                       13.32             15.61         299,183   2004
                                                                        9.40             13.32         120,040   2003
                                                                       10.00              9.40              --   2002
---------------------------------------------------------------------------------------------------------------------
  Oppenheimer MidCap Fund/VA -- Service Shares (formerly,
   Oppenheimer Aggressive Growth Fund/VA -- Service Shares)            14.02             15.43          30,769   2005
                                                                       11.94             14.02          32,334   2004
                                                                        9.68             11.94          17,789   2003
                                                                       10.00              9.68              --   2002
---------------------------------------------------------------------------------------------------------------------
PIMCO Variable Insurance Trust
---------------------------------------------------------------------------------------------------------------------
  All Asset Portfolio -- Advisor Class Shares                          10.00             10.40          92,471   2005
---------------------------------------------------------------------------------------------------------------------
  High Yield Portfolio -- Administrative Class Shares                  12.60             12.90       1,489,607   2005
                                                                       11.70             12.60       1,529,658   2004
                                                                        9.69             11.70       1,522,099   2003
                                                                       10.00              9.69         541,743   2002
---------------------------------------------------------------------------------------------------------------------

                                                                                                    Number of
                                                                  Accumulation      Accumulation  Accumulation
                                                                 Unit Values at    Unit Values at   Units at
Subaccounts                                                    Beginning of Period End of Period  End of Period Year
--------------------------------------------------------------------------------------------------------------------
PIMCO Variable Insurance Trust (continued)
--------------------------------------------------------------------------------------------------------------------
  Long-Term U.S. Government Portfolio -- Administrative Class
   Shares                                                            $14.41            $14.84         955,206   2005
                                                                      13.63             14.41       1,080,903   2004
                                                                      13.35             13.63       1,205,322   2003
                                                                      10.00             13.35       1,088,846   2002
--------------------------------------------------------------------------------------------------------------------
  Low Duration Portfolio -- Administrative Class Shares               10.00              9.97          70,624   2005
--------------------------------------------------------------------------------------------------------------------
  Total Return Portfolio -- Administrative Class Shares               12.85             12.94       4,195,522   2005
                                                                      12.46             12.85       4,038,116   2004
                                                                      12.07             12.46       4,353,956   2003
                                                                      10.00             12.07       2,751,630   2002
--------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust
--------------------------------------------------------------------------------------------------------------------
  OTC Fund                                                             3.58              3.56         405,827   2005
                                                                       3.33              3.58         524,995   2004
                                                                       2.33              3.33         825,009   2003
                                                                      10.00              2.33         329,408   2002
--------------------------------------------------------------------------------------------------------------------
The Prudential Series Fund
(formerly, The Prudential Series Fund, Inc.)
--------------------------------------------------------------------------------------------------------------------
  Jennison Portfolio -- Class II                                      13.00             14.57          49,435   2005
                                                                      12.11             13.00           4,228   2004
                                                                      10.00             12.11           1,832   2003
--------------------------------------------------------------------------------------------------------------------
  Jennison 20/20 Focus Portfolio -- Class II                          13.97             16.65          52,020   2005
                                                                      12.31             13.97           6,289   2004
                                                                      10.00             12.31           2,027   2003
--------------------------------------------------------------------------------------------------------------------
  Natural Resources Portfolio -- Class II                             10.00             14.84          37,836   2005
--------------------------------------------------------------------------------------------------------------------
Van Kampen Life Investment Trust:
--------------------------------------------------------------------------------------------------------------------
  Comstock Portfolio -- Class II Shares                               11.92             12.20       1,340,627   2005
                                                                      10.33             11.92       1,231,035   2004
                                                                       8.03             10.33         667,800   2003
                                                                      10.00              8.03         130,719   2002
--------------------------------------------------------------------------------------------------------------------
  Emerging Growth Portfolio -- Class II Shares                         9.51             10.06         159,385   2005
                                                                       9.06              9.51         179,786   2004
                                                                       7.25              9.06         162,892   2003
                                                                      10.00              7.25          28,218   2002
--------------------------------------------------------------------------------------------------------------------

The following funds were added effective May 1, 2006. Therefore, no condensed financial information is available:

   AIM Variable Insurance Funds -- AIM V.I. Core Equity Fund -- Series 1 shares AllianceBernstein Variable Products Series Fund, Inc. -- AllianceBernstein Small Cap Growth Portfolio -- Class B
   Fidelity(R) Variable Insurance Products Fund -- VIP Balanced
   Portfolio -- Service Class 2
   Franklin Templeton Variable Insurance Products Trust -- Mutual Shares Securities Fund -- Class 2 Shares
   Franklin Templeton Variable Insurance Products Trust -- Templeton Growth Securities Fund -- Class 2 Shares
   GE Investments Funds, Inc. -- Total Return Fund -- Class 3 Shares

             The Guaranteed Income Rider Optional Benefit Elected

For contracts issued on or after May 1, 2003 or the date on which state insurance authorities approve applicable contract modifications but prior to April 29, 2005 or the date on which state insurance authorities approve applicable contract modifications.

                                                                                                         Number of
                                                                       Accumulation      Accumulation  Accumulation
                                                                      Unit Values at    Unit Values at   Units at
Subaccounts                                                         Beginning of Period End of Period  End of Period Year
-------------------------------------------------------------------------------------------------------------------------
AIM Variable Insurance Funds
-------------------------------------------------------------------------------------------------------------------------
  AIM V.I. Basic Value Fund -- Series II shares                           $10.41            $10.74        20,493     2005
                                                                           10.00             10.41        17,323     2004
-------------------------------------------------------------------------------------------------------------------------
  AIM V.I. Capital Appreciation Fund -- Series I shares                    10.06             10.72         7,156     2005
                                                                           10.00             10.06         7,209     2004
-------------------------------------------------------------------------------------------------------------------------
  AIM V.I. International Growth Fund -- Series II shares                   10.62             12.23            --     2005
                                                                           10.00             10.62            --     2004
-------------------------------------------------------------------------------------------------------------------------
  AIM V.I. Premier Equity Fund/1/ -- Series I shares                       10.08             10.42           630     2005
                                                                           10.00             10.08           664     2004
-------------------------------------------------------------------------------------------------------------------------
AllianceBernstein Variable Products Series Fund, Inc.
-------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Global Technology Portfolio -- Class B                  9.88             10.03         2,122     2005
                                                                           10.00              9.88         1,086     2004
-------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Growth and Income Portfolio -- Class B                 10.48             10.73        36,191     2005
                                                                           10.00             10.48        38,378     2004
-------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein International Value Portfolio -- Class B               10.53             12.01         4,868     2005
                                                                           10.00             10.53         4,058     2004
-------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Large Cap Growth Portfolio -- Class B                  10.33             11.61         8,478     2005
                                                                           10.00             10.33         7,049     2004
-------------------------------------------------------------------------------------------------------------------------
American Century Variable Portfolios II, Inc.
-------------------------------------------------------------------------------------------------------------------------
  VP Inflation Protection Fund -- Class II                                 10.00              9.91            --     2005
-------------------------------------------------------------------------------------------------------------------------
Columbia Funds Variable Insurance Trust I (formerly, Nations
Separate Account Trust)
-------------------------------------------------------------------------------------------------------------------------
  Columbia Marsico Growth Fund, Variable Series (formerly, Nations
   Marsico Growth Portfolio)                                               10.94             11.51        21,011     2005
                                                                           10.00             10.94        19,041     2004
-------------------------------------------------------------------------------------------------------------------------
  Columbia Marsico International Opportunities Fund, Variable
   Series (formerly, Nations Marsico International Opportunities
   Portfolio)                                                              10.70             12.52        19,313     2005
                                                                           10.00             10.70        10,725     2004
-------------------------------------------------------------------------------------------------------------------------
Eaton Vance Variable Trust
-------------------------------------------------------------------------------------------------------------------------
  VT Floating-Rate Income Fund                                             10.05             10.22         6,820     2005
                                                                           10.00             10.05         4,863     2004
-------------------------------------------------------------------------------------------------------------------------
  VT Worldwide Health Sciences Fund                                         9.81             10.28         4,182     2005
                                                                           10.00              9.81         3,786     2004
-------------------------------------------------------------------------------------------------------------------------
Evergreen Variable Annuity Trust
-------------------------------------------------------------------------------------------------------------------------
  Evergreen VA Omega Fund -- Class 2                                       10.58             10.73            --     2005
                                                                           10.00             10.58            --     2004
-------------------------------------------------------------------------------------------------------------------------

/1/ On May 1, 2006, the AIM V.I. Premier Equity Fund merged into the AIM V.I.
    Core Equity Fund.

                                                                                                      Number of
                                                                    Accumulation      Accumulation  Accumulation
                                                                   Unit Values at    Unit Values at   Units at
Subaccounts                                                      Beginning of Period End of Period  End of Period Year
----------------------------------------------------------------------------------------------------------------------
FAM Variable Series Funds, Inc.
----------------------------------------------------------------------------------------------------------------------
  Mercury Basic Value V.I. Fund -- Class III Shares                    $10.83            $10.88         3,796     2005
                                                                        10.00             10.83            99     2004
----------------------------------------------------------------------------------------------------------------------
  Mercury Global Allocation V.I. Fund -- Class III Shares               10.00             11.01            --     2005
----------------------------------------------------------------------------------------------------------------------
  Mercury Large Cap Growth V.I. Fund -- Class III Shares                10.82             11.70         3,218     2005
                                                                        10.00             10.82            --     2004
----------------------------------------------------------------------------------------------------------------------
  Mercury Value Opportunities V.I. Fund -- Class III Shares             11.17             12.04         1,324     2005
                                                                        10.00             11.17         1,130     2004
----------------------------------------------------------------------------------------------------------------------
Federated Insurance Series
----------------------------------------------------------------------------------------------------------------------
  Federated High Income Bond Fund II -- Service Shares                  10.70             10.72           945     2005
                                                                        10.00             10.70            --     2004
----------------------------------------------------------------------------------------------------------------------
  Federated Kaufmann Fund II -- Service Shares                          10.75             11.67        12,713     2005
                                                                        10.00             10.75         2,499     2004
----------------------------------------------------------------------------------------------------------------------
Fidelity Variable Insurance Products Fund
----------------------------------------------------------------------------------------------------------------------
  VIP Asset Manager/SM/ Portfolio -- Service Class 2                    10.32             10.48         9,266     2005
                                                                        10.00             10.32         5,261     2004
----------------------------------------------------------------------------------------------------------------------
  VIP Contrafund(R) Portfolio -- Service Class 2                        10.94             12.49        19,333     2005
                                                                        10.00             10.94        13,988     2004
----------------------------------------------------------------------------------------------------------------------
  VIP Dynamic Capital Appreciation Portfolio -- Service Class 2          9.40             11.11            63     2005
                                                                        10.00              9.40            --     2004
----------------------------------------------------------------------------------------------------------------------
  VIP Equity-Income Portfolio -- Service Class 2                        10.55             10.90        17,670     2005
                                                                        10.00             10.55        12,814     2004
----------------------------------------------------------------------------------------------------------------------
  VIP Growth & Income Portfolio -- Service Class 2                      10.07             10.59           249     2005
                                                                        10.00             10.07           249     2004
----------------------------------------------------------------------------------------------------------------------
  VIP Growth Portfolio -- Service Class 2                                9.57              9.88         6,164     2005
                                                                        10.00              9.57         3,921     2004
----------------------------------------------------------------------------------------------------------------------
  VIP Mid Cap Portfolio -- Service Class 2                              11.57             13.37         8,336     2005
                                                                        10.00             11.57         4,543     2004
----------------------------------------------------------------------------------------------------------------------
  VIP Value Strategies Portfolio -- Service Class 2                     11.22             11.26         2,330     2005
                                                                        10.00             11.22           455     2004
----------------------------------------------------------------------------------------------------------------------
Franklin Templeton Variable Insurance Products Trust
----------------------------------------------------------------------------------------------------------------------
  Franklin Income Securities Fund -- Class 2 Shares                     10.00             10.36            --     2005
----------------------------------------------------------------------------------------------------------------------
GE Investments Funds, Inc.
----------------------------------------------------------------------------------------------------------------------
  Income Fund                                                           10.02             10.01         6,222     2005
                                                                        10.00             10.02         6,209     2004
----------------------------------------------------------------------------------------------------------------------
  Mid-Cap Equity Fund                                                   11.03             12.06         8,822     2005
                                                                        10.00             11.03         8,064     2004
----------------------------------------------------------------------------------------------------------------------
  Money Market Fund                                                      9.90              9.97        30,990     2005
                                                                        10.00              9.90         2,870     2004
----------------------------------------------------------------------------------------------------------------------
  Premier Growth Equity Fund                                            10.27             10.18        34,388     2005
                                                                        10.00             10.27        33,410     2004
----------------------------------------------------------------------------------------------------------------------
  Real Estate Securities Fund                                           12.39             13.56         6,258     2005
                                                                        10.00             12.39         3,678     2004
----------------------------------------------------------------------------------------------------------------------

                                                                                                             Number of
                                                                           Accumulation      Accumulation  Accumulation
                                                                          Unit Values at    Unit Values at   Units at
Subaccounts                                                             Beginning of Period End of Period  End of Period Year
-----------------------------------------------------------------------------------------------------------------------------
GE Investments Funds, Inc. (continued)
-----------------------------------------------------------------------------------------------------------------------------
  S&P 500(R) Index Fund                                                       $10.45            $10.69          5,040    2005
                                                                               10.00             10.45          4,848    2004
-----------------------------------------------------------------------------------------------------------------------------
  Small-Cap Equity Fund (formerly, Small-Cap Value Equity Fund)                10.77             11.55         13,823    2005
                                                                               10.00             10.77         12,763    2004
-----------------------------------------------------------------------------------------------------------------------------
  Total Return Fund -- Class 1 Shares                                          10.35             10.51        222,636    2005
                                                                               10.00             10.35        218,020    2004
-----------------------------------------------------------------------------------------------------------------------------
  Total Return Fund                                                            10.35             10.50        117,162    2005
                                                                               10.00             10.35         42,893    2004
-----------------------------------------------------------------------------------------------------------------------------
  U.S. Equity Fund                                                             10.34             10.37             56    2005
                                                                               10.00             10.34             --    2004
-----------------------------------------------------------------------------------------------------------------------------
  Value Equity Fund                                                            10.46             10.66            224    2005
                                                                               10.00             10.46            238    2004
-----------------------------------------------------------------------------------------------------------------------------
Goldman Sachs Variable Insurance Trust
-----------------------------------------------------------------------------------------------------------------------------
  Goldman Sachs Mid Cap Value Fund                                             10.00             11.34             16    2005
-----------------------------------------------------------------------------------------------------------------------------
Janus Aspen Series
-----------------------------------------------------------------------------------------------------------------------------
  Balanced Portfolio -- Service Shares                                         10.42             10.98          2,851    2005
                                                                               10.00             10.42          3,089    2004
-----------------------------------------------------------------------------------------------------------------------------
  Forty Portfolio -- Service Shares                                            11.21             12.36          1,869    2005
                                                                               10.00             11.21             --    2004
-----------------------------------------------------------------------------------------------------------------------------
  International Growth Portfolio -- Service Shares                             10.95             14.15          7,459    2005
                                                                               10.00             10.95         12,609    2004
-----------------------------------------------------------------------------------------------------------------------------
Legg Mason Partners Variable Portfolios I, Inc. (formerly, Salomon
Brothers Variable Series Fund, Inc)
-----------------------------------------------------------------------------------------------------------------------------
  Legg Mason Partners Variable All Cap Portfolio -- Class II
   (formerly, Salomon Brothers Variable All Cap Fund)                           9.99             10.14          1,642    2005
                                                                               10.00              9.99          1,209    2004
-----------------------------------------------------------------------------------------------------------------------------
  Legg Mason Partners Variable Total Return Portfolio -- Class II
   (formerly, Salomon Brothers Variable Total Return Fund)                     10.00             10.51             --    2005
-----------------------------------------------------------------------------------------------------------------------------
Legg Mason Partners Variable Portfolios II (formerly, Greenwich
Street Series Fund)
-----------------------------------------------------------------------------------------------------------------------------
  Legg Mason Partners Variable Aggressive Growth Portfolio -- Class II
   (formerly, Salomon Brothers Variable Aggressive Growth Fund)
                                                                                9.99             10.73         13,136    2005
                                                                               10.00              9.99         12,181    2004
-----------------------------------------------------------------------------------------------------------------------------
MFS(R) Variable Insurance Trust
-----------------------------------------------------------------------------------------------------------------------------
  MFS(R) Investors Growth Stock Series -- Service Class Shares                 10.25             10.46             --    2005
                                                                               10.00             10.25             --    2004
-----------------------------------------------------------------------------------------------------------------------------
  MFS(R) Investors Trust Series -- Service Class Shares                        10.58             11.09            238    2005
                                                                               10.00             10.58            238    2004
-----------------------------------------------------------------------------------------------------------------------------
  MFS(R) New Discovery Series -- Service Class Shares                           9.68              9.96          3,755    2005
                                                                               10.00              9.68          3,723    2004
-----------------------------------------------------------------------------------------------------------------------------
  MFS(R) Total Return Series -- Service Class Shares                           10.00             10.28             --    2005
-----------------------------------------------------------------------------------------------------------------------------
  MFS(R) Utilities Series -- Service Class Shares                              12.04             13.73             --    2005
                                                                               10.00             12.04             --    2004
-----------------------------------------------------------------------------------------------------------------------------

                                                                                                           Number of
                                                                         Accumulation      Accumulation  Accumulation
                                                                        Unit Values at    Unit Values at   Units at
Subaccounts                                                           Beginning of Period End of Period  End of Period Year
---------------------------------------------------------------------------------------------------------------------------
Oppenheimer Variable Account Funds
---------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Balanced Fund/VA -- Service Shares                             10.90             11.06           574     2005
                                                                             10.00             10.90           605     2004
---------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Capital Appreciation Fund/VA -- Service Shares                 10.15             10.42        11,251     2005
                                                                             10.00             10.15        11,911     2004
---------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Global Securities Fund/VA -- Service Shares                    11.04             12.33        14,836     2005
                                                                             10.00             11.04        12,740     2004
---------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Main Street Fund/VA -- Service Shares                          10.32             10.68         5,366     2005
                                                                             10.00             10.32         5,474     2004
---------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Main Street Small Cap Fund/VA -- Service Shares                11.01             11.82         4,671     2005
                                                                             10.00             11.01         4,194     2004
---------------------------------------------------------------------------------------------------------------------------
  Oppenheimer MidCap Fund/VA -- Service Shares (formerly,
   Oppenheimer Aggressive Growth Fund/VA -- Service Shares)                 $11.18            $12.25            --     2005
                                                                             10.00             11.18            --     2004
---------------------------------------------------------------------------------------------------------------------------
PIMCO Variable Insurance Trust
---------------------------------------------------------------------------------------------------------------------------
  All Asset Portfolio -- Advisor Class Shares                                10.00             10.36            --     2005
---------------------------------------------------------------------------------------------------------------------------
  High Yield Portfolio -- Administrative Class Shares                        10.66             10.87        16,888     2005
                                                                             10.00             10.66        14,189     2004
---------------------------------------------------------------------------------------------------------------------------
  Long-Term U.S. Government Portfolio -- Administrative Class Shares         10.30             10.56        29,246     2005
                                                                             10.00             10.30        26,530     2004
---------------------------------------------------------------------------------------------------------------------------
  Low Duration Portfolio -- Administrative Class Shares                      10.00              9.95            79     2005
---------------------------------------------------------------------------------------------------------------------------
  Total Return Portfolio -- Administrative Class Shares                      10.16             10.18        38,526     2005
                                                                             10.00             10.16        31,365     2004
---------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust
---------------------------------------------------------------------------------------------------------------------------
  OTC Fund                                                                   10.49             10.39         8,374     2005
                                                                             10.00             10.49         7,752     2004
---------------------------------------------------------------------------------------------------------------------------
The Prudential Series Fund
(formerly, The Prudential Series Fund, Inc.)
---------------------------------------------------------------------------------------------------------------------------
  Jennison 20/20 Focus Portfolio -- Class II                                 10.90             12.94            --     2005
                                                                             10.00             10.90            --     2004
---------------------------------------------------------------------------------------------------------------------------
  Jennison Portfolio -- Class II Shares                                      10.33             11.53            --     2005
                                                                             10.00             10.33            --     2004
---------------------------------------------------------------------------------------------------------------------------
  Natural Resources Portfolio -- Class II                                    10.00             14.79            --     2005
---------------------------------------------------------------------------------------------------------------------------
Van Kampen Life Investment Trust
---------------------------------------------------------------------------------------------------------------------------
  Comstock Portfolio -- Class II Shares                                      10.92             11.13         5,514     2005
                                                                             10.00             10.92         2,983     2004
---------------------------------------------------------------------------------------------------------------------------
  Emerging Growth Portfolio -- Class II Shares                               10.20             10.75         5,471     2005
                                                                             10.00             10.20         3,451     2004
---------------------------------------------------------------------------------------------------------------------------

The following funds were added effective May 1, 2006. Therefore, no condensed financial information is available:

   AIM Variable Insurance Funds -- AIM V.I. Core Equity Fund -- Series 1 shares AllianceBernstein Variable Products Series Fund, Inc. -- AllianceBernstein Small Cap Growth Portfolio -- Class B
   Fidelity(R) Variable Insurance Products Fund -- VIP Balanced
   Portfolio -- Service Class 2
   Franklin Templeton Variable Insurance Products Trust -- Mutual Shares Securities Fund -- Class 2 Shares
   Franklin Templeton Variable Insurance Products Trust -- Templeton Growth Securities Fund -- Class 2 Shares
   GE Investments Funds, Inc. -- Total Return Fund -- Class 3 Shares

             The Payment Protection Rider Optional Benefit Elected

                                                                                                         Number of
                                                                       Accumulation      Accumulation  Accumulation
                                                                      Unit Values at    Unit Values at   Units at
Subaccounts                                                         Beginning of Period End of Period  End of Period Year
-------------------------------------------------------------------------------------------------------------------------
AIM Variable Insurance Funds
-------------------------------------------------------------------------------------------------------------------------
  AIM V.I. Basic Value Fund -- Series II shares                           $10.75            $11.09        12,724     2005
                                                                           10.00             10.75           654     2004
-------------------------------------------------------------------------------------------------------------------------
  AIM V.I. Capital Appreciation Fund -- Series I shares                    10.75             11.46            --     2005
                                                                           10.00             10.75            --     2004
-------------------------------------------------------------------------------------------------------------------------
  AIM V.I. International Growth Fund -- Series II shares                   10.62             12.24         5,175     2005
                                                                           10.00             10.62           436     2004
-------------------------------------------------------------------------------------------------------------------------
  AIM V.I. Premier Equity Fund/1/ -- Series I shares                       10.64             11.00           530     2005
                                                                           10.00             10.64           287     2004
-------------------------------------------------------------------------------------------------------------------------
AllianceBernstein Variable Products Series Fund, Inc.
-------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Global Technology Portfolio -- Class B                 11.02             11.18            --     2005
                                                                           10.00             11.02            --     2004
-------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Growth and Income Portfolio -- Class B                 10.80             11.06        20,999     2005
                                                                           10.00             10.80         7,844     2004
-------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein International Value Portfolio -- Class B               10.53             12.01        10,691     2005
                                                                           10.00             10.53            --     2004
-------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Large Cap Growth Portfolio -- Class B                  10.90             12.25           948     2005
                                                                           10.00             10.90           298     2004
-------------------------------------------------------------------------------------------------------------------------
American Century Variable Portfolios II, Inc.
-------------------------------------------------------------------------------------------------------------------------
  VP Inflation Protection Fund -- Class II                                 10.00              9.92           922     2005
-------------------------------------------------------------------------------------------------------------------------
Columbia Funds Variable Insurance Trust I (formerly, Nations
Separate Account Trust)
-------------------------------------------------------------------------------------------------------------------------
  Columbia Marsico Growth Fund, Variable Series (formerly, Nations
   Marsico Growth Portfolio)                                               11.24             11.82        28,105     2005
                                                                           10.00             11.24        12,403     2004
-------------------------------------------------------------------------------------------------------------------------
  Columbia Marsico International Opportunities Fund, Variable
   Series (formerly, Nations Marsico International Opportunities
   Portfolio)                                                              10.96             12.83        56,038     2005
                                                                           10.00             10.96        23,413     2004
-------------------------------------------------------------------------------------------------------------------------
Eaton Vance Variable Trust
-------------------------------------------------------------------------------------------------------------------------
  VT Floating-Rate Income Fund                                             10.05             10.21            --     2005
                                                                           10.00             10.05            --     2004
-------------------------------------------------------------------------------------------------------------------------
  VT Worldwide Health Sciences Fund                                         9.98             10.46            --     2005
                                                                           10.00              9.98            --     2004
-------------------------------------------------------------------------------------------------------------------------
Evergreen Variable Annuity Trust
-------------------------------------------------------------------------------------------------------------------------
  Evergreen VA Omega Fund -- Class 2                                       10.58             10.73            --     2005
                                                                           10.00             10.58            --     2004
-------------------------------------------------------------------------------------------------------------------------
FAM Variable Series Funds, Inc.
-------------------------------------------------------------------------------------------------------------------------
  Mercury Basic Value V.I. Fund -- Class III Shares                        10.83             10.88            --     2005
                                                                           10.00             10.83            --     2004
-------------------------------------------------------------------------------------------------------------------------

/1/ On May 1, 2006, the AIM V.I. Premier Equity Fund merged into the AIM V.I.
    Core Equity Fund.

                                                                                                      Number of
                                                                    Accumulation      Accumulation  Accumulation
                                                                   Unit Values at    Unit Values at   Units at
Subaccounts                                                      Beginning of Period End of Period  End of Period Year
----------------------------------------------------------------------------------------------------------------------
FAM Variable Series Funds, Inc. (continued)
----------------------------------------------------------------------------------------------------------------------
  Mercury Global Allocation V.I. Fund -- Class III Shares              $10.00            $11.01             --    2005
----------------------------------------------------------------------------------------------------------------------
  Mercury Large Cap Growth V.I. Fund -- Class III Shares                10.82             11.69             --    2005
                                                                        10.00             10.82             --    2004
----------------------------------------------------------------------------------------------------------------------
  Mercury Value Opportunities V.I. Fund -- Class III Shares             11.17             12.04          3,486    2005
                                                                        10.00             11.17             --    2004
----------------------------------------------------------------------------------------------------------------------
Federated Insurance Series
----------------------------------------------------------------------------------------------------------------------
  Federated High Income Bond Fund II -- Service Shares                  10.65             10.67          4,329    2005
                                                                        10.00             10.65             79    2004
----------------------------------------------------------------------------------------------------------------------
  Federated Kaufmann Fund II -- Service Shares                          11.16             12.11             --    2005
                                                                        10.00             11.16             --    2004
----------------------------------------------------------------------------------------------------------------------
Fidelity Variable Insurance Products Fund
----------------------------------------------------------------------------------------------------------------------
  VIP Asset Manager/SM/ Portfolio -- Service Class 2                    10.32             10.48        150,976    2005
                                                                        10.00             10.32         28,249    2004
----------------------------------------------------------------------------------------------------------------------
  VIP Contrafund(R) Portfolio -- Service Class 2                        11.11             12.68             --    2005
                                                                        10.00             11.11             --    2004
----------------------------------------------------------------------------------------------------------------------
  VIP Dynamic Capital Appreciation Portfolio -- Service Class 2         10.60             12.52             --    2005
                                                                        10.00             10.60             --    2004
----------------------------------------------------------------------------------------------------------------------
  VIP Equity-Income Portfolio -- Service Class 2                        10.95             11.32         14,551    2005
                                                                        10.00             10.95            556    2004
----------------------------------------------------------------------------------------------------------------------
  VIP Growth & Income Portfolio -- Service Class 2                      10.54             11.08             --    2005
                                                                        10.00             10.54             --    2004
----------------------------------------------------------------------------------------------------------------------
  VIP Growth Portfolio -- Service Class 2                               10.41             10.75         15,460    2005
                                                                        10.00             10.41          4,967    2004
----------------------------------------------------------------------------------------------------------------------
  VIP Mid Cap Portfolio -- Service Class 2                              12.18             14.08         19,378    2005
                                                                        10.00             12.18          7,762    2004
----------------------------------------------------------------------------------------------------------------------
  VIP Value Strategies Portfolio -- Service Class 2                     11.22             11.25             --    2005
                                                                        10.00             11.22             --    2004
----------------------------------------------------------------------------------------------------------------------
Franklin Templeton Variable Insurance Products Trust
----------------------------------------------------------------------------------------------------------------------
  Franklin Income Securities Fund -- Class 2 Shares                     10.00             10.36        291,882    2005
----------------------------------------------------------------------------------------------------------------------
GE Investments Funds, Inc.
----------------------------------------------------------------------------------------------------------------------
  Income Fund                                                           10.21             10.20          5,373    2005
                                                                        10.00             10.21             --    2004
----------------------------------------------------------------------------------------------------------------------
  Mid-Cap Equity Fund                                                   11.44             12.51          8,666    2005
                                                                        10.00             11.44          2,391    2004
----------------------------------------------------------------------------------------------------------------------
  Money Market Fund                                                      9.93             10.00        132,025    2005
                                                                        10.00              9.93         30,852    2004
----------------------------------------------------------------------------------------------------------------------
  Premier Growth Equity Fund                                            10.61             10.52             --    2005
                                                                        10.00             10.61             --    2004
----------------------------------------------------------------------------------------------------------------------
  Real Estate Securities Fund                                           13.64             14.92             --    2005
                                                                        10.00             13.64             --    2004
----------------------------------------------------------------------------------------------------------------------
  S&P 500(R) Index Fund                                                 10.90             11.14             --    2005
                                                                        10.00             10.90             --    2004
----------------------------------------------------------------------------------------------------------------------

                                                                                                        Number of
                                                                      Accumulation      Accumulation  Accumulation
                                                                     Unit Values at    Unit Values at   Units at
Subaccounts                                                        Beginning of Period End of Period  End of Period Year
------------------------------------------------------------------------------------------------------------------------
GE Investments Funds, Inc. (continued)
------------------------------------------------------------------------------------------------------------------------
  Small-Cap Equity Fund (formerly, Small-Cap Value Equity Fund)          $11.05            $11.85           6,206   2005
                                                                          10.00             11.05           1,690   2004
------------------------------------------------------------------------------------------------------------------------
  Total Return Fund -- Class 1 Shares                                     10.64             10.80       3,767,110   2005
                                                                          10.00             10.64         924,096   2004
------------------------------------------------------------------------------------------------------------------------
  U.S. Equity Fund                                                        10.67             10.70              --   2005
                                                                          10.00             10.67              --   2004
------------------------------------------------------------------------------------------------------------------------
  Value Equity Fund                                                       10.85             11.05              --   2005
                                                                          10.00             10.85              --   2004
------------------------------------------------------------------------------------------------------------------------
Goldman Sachs Variable Insurance Trust
------------------------------------------------------------------------------------------------------------------------
  Goldman Sachs Mid Cap Value Fund                                        10.00             11.34           4,880   2005
------------------------------------------------------------------------------------------------------------------------
Janus Aspen Series
------------------------------------------------------------------------------------------------------------------------
  Balanced Portfolio -- Service Shares                                    10.74             11.32          98,721   2005
                                                                          10.00             10.74          20,112   2004
------------------------------------------------------------------------------------------------------------------------
  Forty Portfolio -- Service Shares                                       11.32             12.47              --   2005
                                                                          10.00             11.32              --   2004
-                                                                  -----------------------------------------------------
  International Growth Portfolio -- Service Shares                        11.33             14.64              --   2005
                                                                          10.00             11.33              --   2004
------------------------------------------------------------------------------------------------------------------------
Legg Mason Partners Variable Portfolios I, Inc. (formerly, Salomon
Brothers Variable Series Fund, Inc)
------------------------------------------------------------------------------------------------------------------------
  Legg Mason Partners Variable All Cap Portfolio -- Class II
   (formerly, Salomon Brothers Variable All Cap Fund)                     10.63             10.79           5,279   2005
                                                                          10.00             10.63              --   2004
------------------------------------------------------------------------------------------------------------------------
  Legg Mason Partners Variable Total Return Portfolio -- Class II
   (formerly, Salomon Brothers Variable Total Return Fund)                10.00             10.52           8,463   2005
------------------------------------------------------------------------------------------------------------------------
Legg Mason Partners Variable Portfolios II (formerly, Greenwich
Street Series Fund)
------------------------------------------------------------------------------------------------------------------------
  Legg Mason Partners Variable Aggressive Growth
   Portfolio -- Class II (formerly, Salomon Brothers Variable
   Aggressive Growth Fund)                                                10.56             11.34          12,592   2005
                                                                          10.00             10.56             476   2004
------------------------------------------------------------------------------------------------------------------------
MFS(R) Variable Insurance Trust
------------------------------------------------------------------------------------------------------------------------
  MFS(R) Investors Growth Stock Series -- Service Class Shares            10.83             11.05           1,842   2005
                                                                          10.00             10.83              --   2004
------------------------------------------------------------------------------------------------------------------------
  MFS(R) Investors Trust Series -- Service Class Shares                   11.11             11.63              --   2005
                                                                          10.00             11.11              --   2004
------------------------------------------------------------------------------------------------------------------------
  MFS(R) New Discovery Series -- Service Class Shares                     10.59             10.89           4,389   2005
                                                                          10.00             10.59           1,128   2004
------------------------------------------------------------------------------------------------------------------------
  MFS(R) Total Return Series -- Service Class Shares                      10.00             10.28         100,856   2005
------------------------------------------------------------------------------------------------------------------------
  MFS(R) Utilities Series -- Service Class Shares                         12.42             14.17              --   2005
                                                                          10.00             12.42              --   2004
------------------------------------------------------------------------------------------------------------------------
Oppenheimer Variable Account Funds
------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Balanced Fund/VA -- Service Shares                          10.90             11.06         124,342   2005
                                                                          10.00             10.90          29,108   2004
------------------------------------------------------------------------------------------------------------------------

                                                                                                           Number of
                                                                         Accumulation      Accumulation  Accumulation
                                                                        Unit Values at    Unit Values at   Units at
Subaccounts                                                           Beginning of Period End of Period  End of Period Year
---------------------------------------------------------------------------------------------------------------------------
Oppenheimer Variable Account Funds (continued)
---------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Capital Appreciation Fund/VA -- Service Shares                $10.67            $10.95            --     2005
                                                                             10.00             10.67            --     2004
---------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Global Securities Fund/VA -- Service Shares                    11.57             12.92            --     2005
                                                                             10.00             11.57            --     2004
---------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Main Street Fund/VA -- Service Shares                          10.78             11.16            --     2005
                                                                             10.00             10.78            --     2004
---------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Main Street Small Cap Fund/VA -- Service Shares                11.76             12.63        13,646     2005
                                                                             10.00             11.76         4,778     2004
---------------------------------------------------------------------------------------------------------------------------
  Oppenheimer MidCap Fund/VA -- Service Shares (formerly,
   Oppenheimer Aggressive Growth Fund/VA -- Service Shares)                  11.24             12.31            --     2005
                                                                             10.00             11.24            --     2004
---------------------------------------------------------------------------------------------------------------------------
PIMCO Variable Insurance Trust
---------------------------------------------------------------------------------------------------------------------------
  All Asset Portfolio -- Advisor Class Shares                                10.00             10.36            --     2005
---------------------------------------------------------------------------------------------------------------------------
  High Yield Portfolio -- Administrative Class Shares                        10.79             11.00        17,565     2005
                                                                             10.00             10.79         6,209     2004
---------------------------------------------------------------------------------------------------------------------------
  Long-Term U.S. Government Portfolio -- Administrative Class Shares         10.64             10.91         6,882     2005
                                                                             10.00             10.64         5,215     2004
---------------------------------------------------------------------------------------------------------------------------
  Low Duration Portfolio -- Administrative Class Shares                      10.00              9.95        37,809     2005
---------------------------------------------------------------------------------------------------------------------------
  Total Return Portfolio -- Administrative Class Shares                      10.30             10.33        93,460     2005
                                                                             10.00             10.30        32,298     2004
---------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust
---------------------------------------------------------------------------------------------------------------------------
  OTC Fund                                                                   11.32             11.20            --     2005
                                                                             10.00             11.32            --     2004
---------------------------------------------------------------------------------------------------------------------------
The Prudential Series Fund
(formerly, The Prudential Series Fund, Inc.)
---------------------------------------------------------------------------------------------------------------------------
  Jennison 20/20 Focus Portfolio -- Class II                                 11.31             13.42            --     2005
                                                                             10.00             11.31            --     2004
---------------------------------------------------------------------------------------------------------------------------
  Jennison Portfolio -- Class II Shares                                      10.89             12.16           630     2005
                                                                             10.00             10.89           376     2004
---------------------------------------------------------------------------------------------------------------------------
  Natural Resources Portfolio -- Class II                                    10.00             14.79            --     2005
---------------------------------------------------------------------------------------------------------------------------
Van Kampen Life Investment Trust
---------------------------------------------------------------------------------------------------------------------------
  Comstock Portfolio -- Class II Shares                                      11.30             11.52        44,062     2005
                                                                             10.00             11.30        20,331     2004
---------------------------------------------------------------------------------------------------------------------------
  Emerging Growth Portfolio -- Class II Shares                               10.75             11.33            --     2005
                                                                             10.00             10.75            --     2004
---------------------------------------------------------------------------------------------------------------------------

The following funds were added effective May 1, 2006. Therefore, no condensed financial information is available:

   AIM Variable Insurance Funds -- AIM V.I. Core Equity Fund -- Series 1 shares AllianceBernstein Variable Products Series Fund, Inc. -- AllianceBernstein Small Cap Growth Portfolio -- Class B
   Fidelity(R) Variable Insurance Products Fund -- VIP Balanced
   Portfolio -- Service Class 2
   Franklin Templeton Variable Insurance Products Trust -- Mutual Shares Securities Fund -- Class 2 Shares
   Franklin Templeton Variable Insurance Products Trust -- Templeton Growth Securities Fund -- Class 2 Shares
   GE Investments Funds, Inc. -- Total Return Fund -- Class 3 Shares

   The Guaranteed Minimum Withdrawal Benefit Rider Optional Benefit Elected

                                                                                                         Number of
                                                                       Accumulation      Accumulation  Accumulation
                                                                      Unit Values at    Unit Values at   Units at
Subaccounts                                                         Beginning of Period End of Period  End of Period Year
-------------------------------------------------------------------------------------------------------------------------
AIM Variable Insurance Funds
-------------------------------------------------------------------------------------------------------------------------
  AIM V.I. Basic Value Fund -- Series II shares                           $10.74            $11.07        17,448     2005
                                                                           10.00             10.74        11,143     2004
-------------------------------------------------------------------------------------------------------------------------
  AIM V.I. Capital Appreciation Fund -- Series I shares                    10.75             11.44            --     2005
                                                                           10.00             10.75            --     2004
-------------------------------------------------------------------------------------------------------------------------
  AIM V.I. International Growth Fund -- Series II shares                   10.62             12.23         7,841     2005
                                                                           10.00             10.62         3,295     2004
-------------------------------------------------------------------------------------------------------------------------
  AIM V.I. Premier Equity Fund/1/ -- Series I shares                       10.63             10.99         7,031     2005
                                                                           10.00             10.63            --     2004
-------------------------------------------------------------------------------------------------------------------------
AllianceBernstein Variable Products Series Fund, Inc.
-------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Global Technology Portfolio -- Class B                 11.01             11.16            --     2005
                                                                           10.00             11.01            --     2004
-------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Growth and Income Portfolio -- Class B                 10.79             11.04        31,179     2005
                                                                           10.00             10.79         4,874     2004
-------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein International Value Portfolio -- Class B               10.53             12.00        24,441     2005
                                                                           10.00             10.53            --     2004
-------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Large Cap Growth Portfolio -- Class B                  10.89             12.23         3,246     2005
                                                                           10.00             10.89            --     2004
-------------------------------------------------------------------------------------------------------------------------
American Century Variable Portfolios II, Inc.
-------------------------------------------------------------------------------------------------------------------------
  VP Inflation Protection Fund -- Class II                                 10.00              9.91         2,146     2005
-------------------------------------------------------------------------------------------------------------------------
Columbia Funds Variable Insurance Trust I (formerly, Nations
Separate Account Trust)
-------------------------------------------------------------------------------------------------------------------------
  Columbia Marsico Growth Fund, Variable Series (formerly, Nations
   Marsico Growth Portfolio)                                               11.23             11.80        32,644     2005
                                                                           10.00             11.23        10,915     2004
-------------------------------------------------------------------------------------------------------------------------
  Columbia Marsico International Opportunities Fund, Variable
   Series (formerly, Nations Marsico International Opportunities
   Portfolio)                                                              10.95             12.81        63,134     2005
                                                                           10.00             10.95        18,027     2004
-------------------------------------------------------------------------------------------------------------------------
Eaton Vance Variable Trust
-------------------------------------------------------------------------------------------------------------------------
  VT Floating-Rate Income Fund                                             10.04             10.19            --     2005
                                                                           10.00             10.04            --     2004
-------------------------------------------------------------------------------------------------------------------------
  VT Worldwide Health Sciences Fund                                         9.98             10.44            --     2005
                                                                           10.00              9.98            --     2004
-------------------------------------------------------------------------------------------------------------------------
Evergreen Variable Annuity Trust
-------------------------------------------------------------------------------------------------------------------------
  Evergreen VA Omega Fund -- Class 2                                       10.57             10.71            --     2005
                                                                           10.00             10.57            --     2004
-------------------------------------------------------------------------------------------------------------------------
FAM Variable Series Funds, Inc.
-------------------------------------------------------------------------------------------------------------------------
  Mercury Basic Value V.I. Fund -- Class III Shares                        10.82             10.86        14,661     2005
                                                                           10.00             10.82         1,423     2004
-------------------------------------------------------------------------------------------------------------------------

/1/ On May 1, 2006, the AIM V.I. Premier Equity Fund merged into the AIM V.I.
    Core Equity Fund.

                                                                                                      Number of
                                                                    Accumulation      Accumulation  Accumulation
                                                                   Unit Values at    Unit Values at   Units at
Subaccounts                                                      Beginning of Period End of Period  End of Period Year
----------------------------------------------------------------------------------------------------------------------
FAM Variable Series Funds, Inc. (continued)
----------------------------------------------------------------------------------------------------------------------
  Mercury Global Allocation V.I. Fund -- Class III Shares              $10.00            $11.00             --    2005
----------------------------------------------------------------------------------------------------------------------
  Mercury Large Cap Growth V.I. Fund -- Class III Shares                10.81             11.67             --    2005
                                                                        10.00             10.81             --    2004
----------------------------------------------------------------------------------------------------------------------
  Mercury Value Opportunities V.I. Fund -- Class III Shares             11.16             12.02          5,636    2005
                                                                        10.00             11.16            541    2004
----------------------------------------------------------------------------------------------------------------------
Federated Insurance Series
----------------------------------------------------------------------------------------------------------------------
  Federated High Income Bond Fund II -- Service Shares                  10.65             10.65          8,126    2005
                                                                        10.00             10.65          2,543    2004
----------------------------------------------------------------------------------------------------------------------
  Federated Kaufmann Fund II -- Service Shares                          11.15             12.09             --    2005
                                                                        10.00             11.15             --    2004
----------------------------------------------------------------------------------------------------------------------
Fidelity Variable Insurance Products Fund
----------------------------------------------------------------------------------------------------------------------
  VIP Asset Manager/SM/ Portfolio -- Service Class 2                    10.31             10.47        106,713    2005
                                                                        10.00             10.31         35,661    2004
----------------------------------------------------------------------------------------------------------------------
  VIP Contrafund(R) Portfolio -- Service Class 2                        11.10             12.66             --    2005
                                                                        10.00             11.10             --    2004
----------------------------------------------------------------------------------------------------------------------
  VIP Dynamic Capital Appreciation Portfolio -- Service Class 2         10.60             12.50             --    2005
                                                                        10.00             10.60             --    2004
----------------------------------------------------------------------------------------------------------------------
  VIP Equity-Income Portfolio -- Service Class 2                        10.95             11.30         25,484    2005
                                                                        10.00             10.95          8,643    2004
----------------------------------------------------------------------------------------------------------------------
  VIP Growth & Income Portfolio -- Service Class 2                      10.54             11.06             --    2005
                                                                        10.00             10.54             --    2004
----------------------------------------------------------------------------------------------------------------------
  VIP Growth Portfolio -- Service Class 2                               10.40             10.74          9,869    2005
                                                                        10.00             10.40          3,892    2004
----------------------------------------------------------------------------------------------------------------------
  VIP Mid Cap Portfolio -- Service Class 2                              12.17             14.05         23,763    2005
                                                                        10.00             12.17          8,856    2004
----------------------------------------------------------------------------------------------------------------------
  VIP Value Strategies Portfolio -- Service Class 2                     11.22             11.23             --    2005
                                                                        10.00             11.22             --    2004
----------------------------------------------------------------------------------------------------------------------
Franklin Templeton Variable Insurance Products Trust
----------------------------------------------------------------------------------------------------------------------
  Franklin Income Securities Fund -- Class 2 Shares                     10.00             10.35        166,804    2005
----------------------------------------------------------------------------------------------------------------------
GE Investments Funds, Inc.
----------------------------------------------------------------------------------------------------------------------
  Income Fund                                                           10.21             10.18          9,669    2005
                                                                        10.00             10.21            484    2004
----------------------------------------------------------------------------------------------------------------------
  Mid-Cap Equity Fund                                                   11.43             12.49          8,686    2005
                                                                        10.00             11.43          3,551    2004
----------------------------------------------------------------------------------------------------------------------
  Money Market Fund                                                      9.93              9.98        103,838    2005
                                                                        10.00              9.93         31,741    2004
----------------------------------------------------------------------------------------------------------------------
  Premier Growth Equity Fund                                            10.61             10.50             --    2005
                                                                        10.00             10.61             --    2004
----------------------------------------------------------------------------------------------------------------------
  Real Estate Securities Fund                                           13.63             14.89             --    2005
                                                                        10.00             13.63             --    2004
----------------------------------------------------------------------------------------------------------------------
  S&P 500(R) Index Fund                                                 10.89             11.12             --    2005
                                                                        10.00             10.89             --    2004
----------------------------------------------------------------------------------------------------------------------

                                                                                                             Number of
                                                                           Accumulation      Accumulation  Accumulation
                                                                          Unit Values at    Unit Values at   Units at
Subaccounts                                                             Beginning of Period End of Period  End of Period Year
-----------------------------------------------------------------------------------------------------------------------------
GE Investments Funds, Inc. (continued)
-----------------------------------------------------------------------------------------------------------------------------
  Small-Cap Equity Fund (formerly, Small-Cap Value Equity Fund)               $11.04            $11.83          10,713   2005
                                                                               10.00             11.04           2,399   2004
-----------------------------------------------------------------------------------------------------------------------------
  Total Return Fund -- Class 1 Shares                                          10.63             10.78       2,187,807   2005
                                                                               10.00             10.63         493,492   2004
-----------------------------------------------------------------------------------------------------------------------------
  U.S. Equity Fund                                                             10.66             10.68              --   2005
                                                                               10.00             10.66              --   2004
-----------------------------------------------------------------------------------------------------------------------------
  Value Equity Fund                                                            10.84             11.03              --   2005
                                                                               10.00             10.84              --   2004
-----------------------------------------------------------------------------------------------------------------------------
Goldman Sachs Variable Insurance Trust
-----------------------------------------------------------------------------------------------------------------------------
  Goldman Sachs Mid Cap Value Fund                                             10.00             11.33          12,066   2005
-----------------------------------------------------------------------------------------------------------------------------
Janus Aspen Series
-----------------------------------------------------------------------------------------------------------------------------
  Balanced Portfolio -- Service Shares                                         10.73             11.30          62,953   2005
                                                                               10.00             10.73          61,409   2004
-----------------------------------------------------------------------------------------------------------------------------
  Forty Portfolio -- Service Shares                                            11.31             12.45              --   2005
                                                                               10.00             11.31              --   2004
-----------------------------------------------------------------------------------------------------------------------------
  International Growth Portfolio -- Service Shares                             11.33             14.62              --   2005
                                                                               10.00             11.33           7,684   2004
-----------------------------------------------------------------------------------------------------------------------------
Legg Mason Partners Variable Portfolios I, Inc. (formerly, Salomon
Brothers Variable Series Fund, Inc)
-----------------------------------------------------------------------------------------------------------------------------
  Legg Mason Partners Variable All Cap Portfolio -- Class II
   (formerly, Salomon Brothers Variable All Cap Fund)                          10.62             10.77           9,191   2005
                                                                               10.00             10.62           4,173   2004
-----------------------------------------------------------------------------------------------------------------------------
  Legg Mason Partners Variable Total Return Portfolio -- Class II
   (formerly, Salomon Brothers Variable Total Return Fund)                     10.00             10.51           5,411   2005
-----------------------------------------------------------------------------------------------------------------------------
Legg Mason Partners Variable Portfolios II (formerly, Greenwich
Street Series Fund)
-----------------------------------------------------------------------------------------------------------------------------
  Legg Mason Partners Variable Aggressive Growth Portfolio -- Class II
   (formerly, Salomon Brothers Variable Aggressive Growth Fund)                10.55             11.32          22,733   2005
                                                                               10.00             10.55           6,108   2004
-----------------------------------------------------------------------------------------------------------------------------
MFS(R) Variable Insurance Trust
-----------------------------------------------------------------------------------------------------------------------------
  MFS(R) Investors Growth Stock Series -- Service Class Shares                 10.83             11.03              --   2005
                                                                               10.00             10.83              --   2004
-----------------------------------------------------------------------------------------------------------------------------
  MFS(R) Investors Trust Series -- Service Class Shares                        11.10             11.61              --   2005
                                                                               10.00             11.10              --   2004
-----------------------------------------------------------------------------------------------------------------------------
  MFS(R) New Discovery Series -- Service Class Shares                          10.59             10.87          10,448   2005
                                                                               10.00             10.59           3,402   2004
-----------------------------------------------------------------------------------------------------------------------------
  MFS(R) Total Return Series -- Service Class Shares                           10.00             10.28          26,516   2005
-----------------------------------------------------------------------------------------------------------------------------
  MFS(R) Utilities Series -- Service Class Shares                              12.41             14.15              --   2005
                                                                               10.00             12.41              --   2004
-----------------------------------------------------------------------------------------------------------------------------
Oppenheimer Variable Account Funds
-----------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Balanced Fund/VA -- Service Shares                               10.89             11.05         108,541   2005
                                                                               10.00             10.89          54,629   2004
-----------------------------------------------------------------------------------------------------------------------------

                                                                                                           Number of
                                                                         Accumulation      Accumulation  Accumulation
                                                                        Unit Values at    Unit Values at   Units at
Subaccounts                                                           Beginning of Period End of Period  End of Period Year
---------------------------------------------------------------------------------------------------------------------------
Oppenheimer Variable Account Funds (continued)
---------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Capital Appreciation Fund/VA -- Service Shares                $10.66            $10.93             --    2005
                                                                             10.00             10.66             --    2004
---------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Global Securities Fund/VA -- Service Shares                    11.56             12.89             --    2005
                                                                             10.00             11.56             --    2004
---------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Main Street Fund/VA -- Service Shares                          10.77             11.14             --    2005
                                                                             10.00             10.77             --    2004
---------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Main Street Small Cap Fund/VA -- Service Shares                11.75             12.61         11,091    2005
                                                                             10.00             11.75          3,172    2004
---------------------------------------------------------------------------------------------------------------------------
  Oppenheimer MidCap Fund/VA -- Service Shares (formerly,
   Oppenheimer Aggressive Growth Fund/VA -- Service Shares)                  11.23             12.29             --    2005
                                                                             10.00             11.23             --    2004
---------------------------------------------------------------------------------------------------------------------------
PIMCO Variable Insurance Trust
---------------------------------------------------------------------------------------------------------------------------
  All Asset Portfolio -- Advisor Class Shares                                10.00             10.36             --    2005
---------------------------------------------------------------------------------------------------------------------------
  High Yield Portfolio -- Administrative Class Shares                        10.78             10.98         20,911    2005
                                                                             10.00             10.78          5,298    2004
---------------------------------------------------------------------------------------------------------------------------
  Long-Term U.S. Government Portfolio -- Administrative Class Shares         10.63             10.89          2,977    2005
                                                                             10.00             10.63             --    2004
---------------------------------------------------------------------------------------------------------------------------
  Low Duration Portfolio -- Administrative Class Shares                      10.00              9.94         52,306    2005
---------------------------------------------------------------------------------------------------------------------------
  Total Return Portfolio -- Administrative Class Shares                      10.29             10.31        124,882    2005
                                                                             10.00             10.29         46,520    2004
---------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust
---------------------------------------------------------------------------------------------------------------------------
  OTC Fund                                                                   11.31             11.18             --    2005
                                                                             10.00             11.31             --    2004
---------------------------------------------------------------------------------------------------------------------------
The Prudential Series Fund
(formerly, The Prudential Series Fund, Inc.)
---------------------------------------------------------------------------------------------------------------------------
  Jennison 20/20 Focus Portfolio -- Class II                                 11.30             13.40             --    2005
                                                                             10.00             11.30             --    2004
---------------------------------------------------------------------------------------------------------------------------
  Jennison Portfolio -- Class II Shares                                      10.89             12.14          3,516    2005
                                                                             10.00             10.89          2,403    2004
---------------------------------------------------------------------------------------------------------------------------
  Natural Resources Portfolio -- Class II                                    10.00             14.78             --    2005
---------------------------------------------------------------------------------------------------------------------------
Van Kampen Life Investment Trust
---------------------------------------------------------------------------------------------------------------------------
  Comstock Portfolio -- Class II Shares                                      11.30             11.50         32,581    2005
                                                                             10.00             11.30          6,642    2004
---------------------------------------------------------------------------------------------------------------------------
  Emerging Growth Portfolio -- Class II Shares                               10.75             11.31             --    2005
                                                                             10.00             10.75             --    2004
---------------------------------------------------------------------------------------------------------------------------

The following funds were added effective May 1, 2006. Therefore, no condensed financial information is available:

   AIM Variable Insurance Funds -- AIM V.I. Core Equity Fund -- Series 1 shares AllianceBernstein Variable Products Series Fund, Inc. -- AllianceBernstein Small Cap Growth Portfolio -- Class B
   Fidelity(R) Variable Insurance Products Fund -- VIP Balanced
   Portfolio -- Service Class 2
   Franklin Templeton Variable Insurance Products Trust -- Mutual Shares Securities Fund -- Class 2 Shares
   Franklin Templeton Variable Insurance Products Trust -- Templeton Growth Securities Fund -- Class 2 Shares
   GE Investments Funds, Inc. -- Total Return Fund -- Class 3 Shares

             The Guaranteed Income Rider Optional Benefit Elected

For contracts issued on or after the later of April 29, 2005 or the date on which state insurance authorities approve applicable contract modifications.

                                                                                                         Number of
                                                                       Accumulation      Accumulation  Accumulation
                                                                      Unit Values at    Unit Values at   Units at
Subaccounts                                                         Beginning of Period End of Period  End of Period Year
-------------------------------------------------------------------------------------------------------------------------
AIM Variable Insurance Funds
-------------------------------------------------------------------------------------------------------------------------
  AIM V.I. Basic Value Fund -- Series II shares                           $10.00            $10.80            --     2005
-------------------------------------------------------------------------------------------------------------------------
  AIM V.I. Capital Appreciation Fund -- Series I shares                    10.00             11.50            --     2005
-------------------------------------------------------------------------------------------------------------------------
  AIM V.I. International Growth Fund -- Series II shares                   10.00             11.87            --     2005
-------------------------------------------------------------------------------------------------------------------------
  AIM V.I. Premier Equity Fund/1/ -- Series I shares                       10.00             10.80         2,104     2005
-------------------------------------------------------------------------------------------------------------------------
AllianceBernstein Variable Products Series Fund, Inc.
-------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Global Technology Portfolio -- Class B                 10.00             11.63            --     2005
-------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Growth and Income Portfolio -- Class B                 10.00             10.60            --     2005
-------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein International Value Portfolio -- Class B               10.00             11.83         4,121     2005
-------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Large Cap Growth Portfolio -- Class B                  10.00             12.29            --     2005
-------------------------------------------------------------------------------------------------------------------------
American Century Variable Portfolios II, Inc.
-------------------------------------------------------------------------------------------------------------------------
  VP Inflation Protection Fund -- Class II                                 10.00              9.91            --     2005
-------------------------------------------------------------------------------------------------------------------------
Columbia Funds Variable Insurance Trust I (formerly, Nations
Separate Account Trust)
-------------------------------------------------------------------------------------------------------------------------
  Columbia Marsico Growth Fund, Variable Series (formerly, Nations
   Marsico Growth Portfolio)                                               10.00             11.19         9,664     2005
-------------------------------------------------------------------------------------------------------------------------
  Columbia Marsico International Opportunities Fund, Variable
   Series (formerly, Nations Marsico International Opportunities
   Portfolio)                                                              10.00             12.49         5,755     2005
-------------------------------------------------------------------------------------------------------------------------
Eaton Vance Variable Trust
-------------------------------------------------------------------------------------------------------------------------
  VT Floating-Rate Income Fund                                             10.00             10.12           189     2005
-------------------------------------------------------------------------------------------------------------------------
  VT Worldwide Health Sciences Fund                                        10.00             11.20           121     2005
-------------------------------------------------------------------------------------------------------------------------
Evergreen Variable Annuity Trust
-------------------------------------------------------------------------------------------------------------------------
  Evergreen VA Omega Fund -- Class 2                                       10.00             11.24            --     2005
-------------------------------------------------------------------------------------------------------------------------
FAM Variable Series Funds, Inc.
-------------------------------------------------------------------------------------------------------------------------
  Mercury Basic Value V.I. Fund -- Class III Shares                        10.00             10.72            44     2005
-------------------------------------------------------------------------------------------------------------------------
  Mercury Global Allocation V.I. Fund -- Class III Shares                  10.00             11.01            50     2005
-------------------------------------------------------------------------------------------------------------------------
  Mercury Large Cap Growth V.I. Fund -- Class III Shares                   10.00             11.56            --     2005
-------------------------------------------------------------------------------------------------------------------------
  Mercury Value Opportunities V.I. Fund -- Class III Shares                10.00             11.88            --     2005
-------------------------------------------------------------------------------------------------------------------------
Federated Insurance Series
-------------------------------------------------------------------------------------------------------------------------
  Federated High Income Bond Fund II -- Service Shares                     10.00             10.37            --     2005
-------------------------------------------------------------------------------------------------------------------------
  Federated Kaufmann Fund II -- Service Shares                             10.00             11.88            --     2005
-------------------------------------------------------------------------------------------------------------------------

/1/ On May 1, 2006, the AIM V.I. Premier Equity Fund merged into the AIM V.I.
    Core Equity Fund.

                                                                                                         Number of
                                                                       Accumulation      Accumulation  Accumulation
                                                                      Unit Values at    Unit Values at   Units at
Subaccounts                                                         Beginning of Period End of Period  End of Period Year
-------------------------------------------------------------------------------------------------------------------------
Fidelity Variable Insurance Products Fund
-------------------------------------------------------------------------------------------------------------------------
  VIP Asset Manager/SM/ Portfolio -- Service Class 2                      $10.00            $10.54              --   2005
-------------------------------------------------------------------------------------------------------------------------
  VIP Contrafund(R) Portfolio -- Service Class 2                           10.00             11.84           1,904   2005
-------------------------------------------------------------------------------------------------------------------------
  VIP Dynamic Capital Appreciation Portfolio -- Service Class 2            10.00             12.74              --   2005
-------------------------------------------------------------------------------------------------------------------------
  VIP Equity-Income Portfolio -- Service Class 2                           10.00             10.87           2,782   2005
-------------------------------------------------------------------------------------------------------------------------
  VIP Growth & Income Portfolio -- Service Class 2                         10.00             11.05             154   2005
-------------------------------------------------------------------------------------------------------------------------
  VIP Growth Portfolio -- Service Class 2                                  10.00             11.13             153   2005
-------------------------------------------------------------------------------------------------------------------------
  VIP Mid Cap Portfolio -- Service Class 2                                 10.00             12.06             957   2005
-------------------------------------------------------------------------------------------------------------------------
  VIP Value Strategies Portfolio -- Service Class 2                        10.00             11.64              55   2005
-------------------------------------------------------------------------------------------------------------------------
Franklin Templeton Variable Insurance Products Trust
-------------------------------------------------------------------------------------------------------------------------
  Franklin Income Securities Fund -- Class 2 Shares                        10.00             10.35              --   2005
-------------------------------------------------------------------------------------------------------------------------
GE Investments Funds, Inc.
-------------------------------------------------------------------------------------------------------------------------
  Income Fund                                                              10.00             10.01              64   2005
-------------------------------------------------------------------------------------------------------------------------
  Mid-Cap Equity Fund                                                      10.00             11.54              --   2005
-------------------------------------------------------------------------------------------------------------------------
  Money Market Fund                                                        10.00             10.05              --   2005
-------------------------------------------------------------------------------------------------------------------------
  Premier Growth Equity Fund                                               10.00             10.67              --   2005
-------------------------------------------------------------------------------------------------------------------------
  Real Estate Securities Fund                                              10.00             11.27           2,450   2005
-------------------------------------------------------------------------------------------------------------------------
  S&P 500(R) Index Fund                                                    10.00             10.73              --   2005
-------------------------------------------------------------------------------------------------------------------------
  Small-Cap Equity Fund (formerly, Small-Cap Value Equity Fund)            10.00             11.28           2,243   2005
-------------------------------------------------------------------------------------------------------------------------
  Total Return Fund -- Class 1 Shares                                      10.00             10.58       1,043,975   2005
-------------------------------------------------------------------------------------------------------------------------
  U.S. Equity Fund                                                         10.00             10.50              --   2005
-------------------------------------------------------------------------------------------------------------------------
  Value Equity Fund                                                        10.00             10.53              --   2005
-------------------------------------------------------------------------------------------------------------------------
Goldman Sachs Variable Insurance Trust
-------------------------------------------------------------------------------------------------------------------------
  Goldman Sachs Mid Cap Value Fund                                         10.00             11.33             151   2005
-------------------------------------------------------------------------------------------------------------------------
Janus Aspen Series
-------------------------------------------------------------------------------------------------------------------------
  Balanced Portfolio -- Service Shares                                     10.00             10.90           2,364   2005
-------------------------------------------------------------------------------------------------------------------------
  Forty Portfolio -- Service Shares                                        10.00             11.48              --   2005
-------------------------------------------------------------------------------------------------------------------------
Legg Mason Partners Variable Portfolios I, Inc.
(formerly, Salomon Brothers Variable Series Fund, Inc)
-------------------------------------------------------------------------------------------------------------------------
  Legg Mason Partners Variable All Cap Portfolio -- Class II
   (formerly, Salomon Brothers Variable All Cap Fund)                      10.00             10.92           1,581   2005
-------------------------------------------------------------------------------------------------------------------------
  Legg Mason Partners Variable Total Return Portfolio  -- Class II
   (formerly, Salomon Brothers Variable Total Return Fund)                 10.00             10.51              --   2005
-------------------------------------------------------------------------------------------------------------------------
Legg Mason Partners Variable Portfolios II (formerly, Greenwich
Street Series Fund)
-------------------------------------------------------------------------------------------------------------------------
  Legg Mason Partners Variable Aggressive Growth
   Portfolio -- Class II (formerly, Salomon Brothers Variable
   Aggressive Growth Fund)                                                 10.00             11.66              --   2005
-------------------------------------------------------------------------------------------------------------------------

                                                                                                     Number of
                                                                   Accumulation      Accumulation  Accumulation
                                                                  Unit Values at    Unit Values at   Units at
Subaccounts                                                     Beginning of Period End of Period  End of Period Year
---------------------------------------------------------------------------------------------------------------------
MFS(R) Variable Insurance Trust
---------------------------------------------------------------------------------------------------------------------
  MFS(R) Investors Growth Stock Series -- Service Class Shares        $10.00            $10.97            49     2005
---------------------------------------------------------------------------------------------------------------------
  MFS(R) Investors Trust Series -- Service Class Shares                10.00             10.98            --     2005
---------------------------------------------------------------------------------------------------------------------
  MFS(R) New Discovery Series -- Service Class Shares                  10.00             11.99            --     2005
---------------------------------------------------------------------------------------------------------------------
  MFS(R) Total Return Series -- Service Class Shares                   10.00             10.28           490     2005
---------------------------------------------------------------------------------------------------------------------
  MFS(R) Utilities Series -- Service Class Shares                      10.00             11.42            --     2005
---------------------------------------------------------------------------------------------------------------------
Oppenheimer Variable Account Funds
---------------------------------------------------------------------------------------------------------------------
  Oppenheimer Balanced Fund/VA -- Service Shares                       10.00             10.42            --     2005
---------------------------------------------------------------------------------------------------------------------
  Oppenheimer Capital Appreciation Fund/VA -- Service Shares           10.00             10.84            --     2005
---------------------------------------------------------------------------------------------------------------------
  Oppenheimer Global Securities Fund/VA -- Service Shares              10.00             11.92            41     2005
---------------------------------------------------------------------------------------------------------------------
  Oppenheimer Main Street Fund/VA -- Service Shares                    10.00             10.86         2,300     2005
---------------------------------------------------------------------------------------------------------------------
  Oppenheimer Main Street Small Cap Fund/VA -- Service Shares          10.00             11.79         1,047     2005
---------------------------------------------------------------------------------------------------------------------
  Oppenheimer MidCap Fund/VA -- Service Shares (formerly,
   Oppenheimer Aggressive Growth Fund/VA -- Service Shares)            10.00             11.65            --     2005
---------------------------------------------------------------------------------------------------------------------
PIMCO Variable Insurance Trust
---------------------------------------------------------------------------------------------------------------------
  All Asset Portfolio -- Advisor Class Shares                          10.00             10.36            54     2005
---------------------------------------------------------------------------------------------------------------------
  High Yield Portfolio -- Administrative Class Shares                  10.00             10.47            88     2005
---------------------------------------------------------------------------------------------------------------------
  Long-Term U.S. Government Portfolio -- Administrative Class
   Shares                                                              10.00             10.00            --     2005
---------------------------------------------------------------------------------------------------------------------
  Low Duration Portfolio -- Administrative Class Shares                10.00              9.93            --     2005
---------------------------------------------------------------------------------------------------------------------
  Total Return Portfolio -- Administrative Class Shares                10.00              9.98         6,979     2005
---------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust
---------------------------------------------------------------------------------------------------------------------
  OTC Fund                                                             10.00             11.38            --     2005
---------------------------------------------------------------------------------------------------------------------
The Prudential Series Fund
(formerly, The Prudential Series Fund, Inc.)
---------------------------------------------------------------------------------------------------------------------
  Jennison 20/20 Focus Portfolio -- Class II                           10.00             12.25            --     2005
---------------------------------------------------------------------------------------------------------------------
  Jennison Portfolio -- Class II Shares                                10.00             12.01            --     2005
---------------------------------------------------------------------------------------------------------------------
  Natural Resources Portfolio -- Class II                              10.00             14.78            --     2005
---------------------------------------------------------------------------------------------------------------------
Van Kampen Life Investment Trust
---------------------------------------------------------------------------------------------------------------------
  Comstock Portfolio -- Class II Shares                                10.00             10.50            63     2005
---------------------------------------------------------------------------------------------------------------------
  Emerging Growth Portfolio -- Class II Shares                         10.00             11.35         2,250     2005
---------------------------------------------------------------------------------------------------------------------

The following funds were added effective May 1, 2006. Therefore, no condensed financial information is available:

   AIM Variable Insurance Funds -- AIM V.I. Core Equity Fund -- Series 1 shares AllianceBernstein Variable Products Series Fund, Inc. -- AllianceBernstein Small Cap Growth Portfolio -- Class B
   Fidelity(R) Variable Insurance Products Fund -- VIP Balanced
   Portfolio -- Service Class 2
   Franklin Templeton Variable Insurance Products Trust -- Mutual Shares Securities Fund -- Class 2 Shares
   Franklin Templeton Variable Insurance Products Trust -- Templeton Growth Securities Fund -- Class 2 Shares
   GE Investments Funds, Inc. -- Total Return Fund -- Class 3 Shares

   The Guaranteed Minimum Withdrawal Benefit for Life Rider Optional Benefit
                                    Elected

                                                                                                         Number of
                                                                       Accumulation      Accumulation  Accumulation
                                                                      Unit Values at    Unit Values at   Units at
Subaccounts                                                         Beginning of Period End of Period  End of Period Year
-------------------------------------------------------------------------------------------------------------------------
AIM Variable Insurance Funds
-------------------------------------------------------------------------------------------------------------------------
  AIM V.I. Basic Value Fund -- Series II shares                           $10.00            $10.50        13,948     2005
-------------------------------------------------------------------------------------------------------------------------
  AIM V.I. Capital Appreciation Fund -- Series I shares                    10.00             10.60            --     2005
-------------------------------------------------------------------------------------------------------------------------
  AIM V.I. International Growth Fund -- Series II shares                   10.00             10.72         7,644     2005
-------------------------------------------------------------------------------------------------------------------------
  AIM V.I. Premier Equity Fund/1/ -- Series I shares                       10.00             10.49           457     2005
-------------------------------------------------------------------------------------------------------------------------
AllianceBernstein Variable Products Series Fund, Inc.
-------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Global Technology Portfolio -- Class B                 10.00             10.63            --     2005
-------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Growth and Income Portfolio -- Class B                 10.00             10.49         4,148     2005
-------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein International Value Portfolio -- Class B               10.00             10.65        13,657     2005
-------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Large Cap Growth Portfolio -- Class B                  10.00             10.93         5,607     2005
-------------------------------------------------------------------------------------------------------------------------
American Century Variable Portfolios II, Inc.
-------------------------------------------------------------------------------------------------------------------------
  VP Inflation Protection Fund -- Class II                                 10.00              9.99         4,163     2005
-------------------------------------------------------------------------------------------------------------------------
Columbia Funds Variable Insurance Trust I (formerly, Nations
Separate Account Trust)
-------------------------------------------------------------------------------------------------------------------------
  Columbia Marsico Growth Fund, Variable Series (formerly, Nations
   Marsico Growth Portfolio)                                               10.00             10.64        15,061     2005
-------------------------------------------------------------------------------------------------------------------------
  Columbia Marsico International Opportunities Fund, Variable
   Series (formerly, Nations Marsico International Opportunities
   Portfolio)                                                              10.00             11.15        22,566     2005
-------------------------------------------------------------------------------------------------------------------------
Eaton Vance Variable Trust
-------------------------------------------------------------------------------------------------------------------------
  VT Floating-Rate Income Fund                                             10.00             10.03            --     2005
-------------------------------------------------------------------------------------------------------------------------
  VT Worldwide Health Sciences Fund                                        10.00             10.64            --     2005
-------------------------------------------------------------------------------------------------------------------------
Evergreen Variable Annuity Trust
-------------------------------------------------------------------------------------------------------------------------
  Evergreen VA Omega Fund -- Class 2                                       10.00             10.47            --     2005
-------------------------------------------------------------------------------------------------------------------------
FAM Variable Series Funds, Inc.
-------------------------------------------------------------------------------------------------------------------------
  Mercury Basic Value V.I. Fund -- Class III Shares                        10.00             10.47         4,498     2005
-------------------------------------------------------------------------------------------------------------------------
  Mercury Global Allocation V.I. Fund -- Class III Shares                  10.00             10.35            --     2005
-------------------------------------------------------------------------------------------------------------------------
  Mercury Large Cap Growth V.I. Fund -- Class III Shares                   10.00             10.85            --     2005
-------------------------------------------------------------------------------------------------------------------------
  Mercury Value Opportunities V.I. Fund -- Class III Shares                10.00             10.57         2,823     2005
-------------------------------------------------------------------------------------------------------------------------
Federated Insurance Series
-------------------------------------------------------------------------------------------------------------------------
  Federated High Income Bond Fund II -- Service Shares                     10.00             10.10           694     2005
-------------------------------------------------------------------------------------------------------------------------
  Federated Kaufmann Fund II -- Service Shares                             10.00             10.60            --     2005
-------------------------------------------------------------------------------------------------------------------------
Fidelity Variable Insurance Products Fund
-------------------------------------------------------------------------------------------------------------------------
  VIP Asset Manager/SM/ Portfolio -- Service Class 2                       10.00             10.32        22,457     2005
-------------------------------------------------------------------------------------------------------------------------
  VIP Contrafund(R) Portfolio -- Service Class 2                           10.00             10.67            --     2005
-------------------------------------------------------------------------------------------------------------------------
  VIP Dynamic Capital Appreciation Portfolio -- Service Class 2            10.00             10.84            --     2005
-------------------------------------------------------------------------------------------------------------------------
  VIP Equity-Income Portfolio -- Service Class 2                           10.00             10.51        12,898     2005
-------------------------------------------------------------------------------------------------------------------------

/1/ On May 1, 2006, the AIM V.I. Premier Equity Fund merged into the AIM V.I.
    Core Equity Fund.

                                                                                                         Number of
                                                                       Accumulation      Accumulation  Accumulation
                                                                      Unit Values at    Unit Values at   Units at
Subaccounts                                                         Beginning of Period End of Period  End of Period Year
-------------------------------------------------------------------------------------------------------------------------
Fidelity Variable Insurance Products Fund (continued)
-------------------------------------------------------------------------------------------------------------------------
  VIP Growth & Income Portfolio -- Service Class 2                        $10.00            $10.54              --   2005
-------------------------------------------------------------------------------------------------------------------------
  VIP Growth Portfolio -- Service Class 2                                  10.00             10.52           3,713   2005
-------------------------------------------------------------------------------------------------------------------------
  VIP Mid Cap Portfolio -- Service Class 2                                 10.00             10.66          11,224   2005
-------------------------------------------------------------------------------------------------------------------------
  VIP Value Strategies Portfolio -- Service Class 2                        10.00             10.75              --   2005
-------------------------------------------------------------------------------------------------------------------------
Franklin Templeton Variable Insurance Products Trust
-------------------------------------------------------------------------------------------------------------------------
  Franklin Income Securities Fund -- Class 2 Shares                        10.00              9.91         689,417   2005
-------------------------------------------------------------------------------------------------------------------------
GE Investments Funds, Inc.
-------------------------------------------------------------------------------------------------------------------------
  Income Fund                                                              10.00             10.01           5,324   2005
-------------------------------------------------------------------------------------------------------------------------
  Mid-Cap Equity Fund                                                      10.00             10.51           2,249   2005
-------------------------------------------------------------------------------------------------------------------------
  Money Market Fund                                                        10.00             10.03          28,502   2005
-------------------------------------------------------------------------------------------------------------------------
  Premier Growth Equity Fund                                               10.00             10.38              --   2005
-------------------------------------------------------------------------------------------------------------------------
  Real Estate Securities Fund                                              10.00             10.71              --   2005
-------------------------------------------------------------------------------------------------------------------------
  S&P 500(R) Index Fund                                                    10.00             10.41              --   2005
-------------------------------------------------------------------------------------------------------------------------
  Small-Cap Equity Fund (formerly, Small-Cap Value Equity Fund)            10.00             10.36           8,291   2005
-------------------------------------------------------------------------------------------------------------------------
  Total Return Fund -- Class 1 Shares                                      10.00             10.38       1,086,893   2005
-------------------------------------------------------------------------------------------------------------------------
  U.S. Equity Fund                                                         10.00             10.34              --   2005
-------------------------------------------------------------------------------------------------------------------------
  Value Equity Fund                                                        10.00             10.33              --   2005
-------------------------------------------------------------------------------------------------------------------------
Goldman Sachs Variable Insurance Trust
-------------------------------------------------------------------------------------------------------------------------
  Goldman Sachs Mid Cap Value Fund                                         10.00             10.38          10,589   2005
-------------------------------------------------------------------------------------------------------------------------
Janus Aspen Series
-------------------------------------------------------------------------------------------------------------------------
  Balanced Portfolio -- Service Shares                                     10.00             10.42          33,103   2005
-------------------------------------------------------------------------------------------------------------------------
  Forty Portfolio -- Service Shares                                        10.00             10.51              --   2005
-------------------------------------------------------------------------------------------------------------------------
Legg Mason Partners Variable Portfolios I, Inc. (formerly, Salomon
Brothers Variable Series Fund, Inc)
-------------------------------------------------------------------------------------------------------------------------
  Legg Mason Partners Variable All Cap Portfolio -- Class II
   (formerly, Salomon Brothers Variable All Cap Fund)                      10.00             10.30           3,365   2005
-------------------------------------------------------------------------------------------------------------------------
  Legg Mason Partners Variable Total Return Portfolio  -- Class II
   (formerly, Salomon Brothers Variable Total Return Fund)                 10.00             10.32           3,410   2005
-------------------------------------------------------------------------------------------------------------------------
Legg Mason Partners Variable Portfolios II (formerly, Greenwich
Street Series Fund)
-------------------------------------------------------------------------------------------------------------------------
  Legg Mason Partners Variable Aggressive Growth
   Portfolio -- Class II (formerly, Salomon Brothers Variable
   Aggressive Growth Fund)                                                 10.00             10.41           4,287   2005
-------------------------------------------------------------------------------------------------------------------------
MFS(R) Variable Insurance Trust
-------------------------------------------------------------------------------------------------------------------------
  MFS(R) Investors Growth Stock Series -- Service Class Shares             10.00             10.42              --   2005
-------------------------------------------------------------------------------------------------------------------------
  MFS(R) Investors Trust Series -- Service Class Shares                    10.00             10.49              --   2005
-------------------------------------------------------------------------------------------------------------------------
  MFS(R) New Discovery Series -- Service Class Shares                      10.00             10.61           1,102   2005
-------------------------------------------------------------------------------------------------------------------------
  MFS(R) Total Return Series -- Service Class Shares                       10.00             10.17          93,018   2005
-------------------------------------------------------------------------------------------------------------------------
  MFS(R) Utilities Series -- Service Class Shares                          10.00             10.01              --   2005
-------------------------------------------------------------------------------------------------------------------------

                                                                                                    Number of
                                                                  Accumulation      Accumulation  Accumulation
                                                                 Unit Values at    Unit Values at   Units at
Subaccounts                                                    Beginning of Period End of Period  End of Period Year
--------------------------------------------------------------------------------------------------------------------
Oppenheimer Variable Account Funds
--------------------------------------------------------------------------------------------------------------------
  Oppenheimer Balanced Fund/VA -- Service Shares                     $10.00            $10.05        113,569    2005
--------------------------------------------------------------------------------------------------------------------
  Oppenheimer Capital Appreciation Fund/VA -- Service Shares          10.00             10.56             --    2005
--------------------------------------------------------------------------------------------------------------------
  Oppenheimer Global Securities Fund/VA -- Service Shares             10.00             10.60             --    2005
--------------------------------------------------------------------------------------------------------------------
  Oppenheimer Main Street Fund/VA -- Service Shares                   10.00             10.45             --    2005
--------------------------------------------------------------------------------------------------------------------
  Oppenheimer Main Street Small Cap Fund/VA -- Service Shares         10.00             10.57          8,817    2005
--------------------------------------------------------------------------------------------------------------------
  Oppenheimer MidCap Fund/VA -- Service Shares (formerly,
   Oppenheimer Aggressive Growth Fund/VA -- Service Shares)           10.00             10.63             --    2005
--------------------------------------------------------------------------------------------------------------------
PIMCO Variable Insurance Trust
--------------------------------------------------------------------------------------------------------------------
  All Asset Portfolio -- Advisor Class Shares                         10.00             10.11             --    2005
--------------------------------------------------------------------------------------------------------------------
  High Yield Portfolio -- Administrative Class Shares                 10.00             10.10         11,917    2005
--------------------------------------------------------------------------------------------------------------------
  Long-Term U.S. Government Portfolio -- Administrative Class
   Shares                                                             10.00             10.03          3,052    2005
--------------------------------------------------------------------------------------------------------------------
  Low Duration Portfolio -- Administrative Class Shares               10.00              9.99         57,248    2005
--------------------------------------------------------------------------------------------------------------------
  Total Return Portfolio -- Administrative Class Shares               10.00              9.98         19,299    2005
--------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust
--------------------------------------------------------------------------------------------------------------------
  OTC Fund                                                            10.00             10.51             --    2005
--------------------------------------------------------------------------------------------------------------------
The Prudential Series Fund
(formerly, The Prudential Series Fund, Inc.)
--------------------------------------------------------------------------------------------------------------------
  Jennison 20/20 Focus Portfolio -- Class II                          10.00             10.66             --    2005
--------------------------------------------------------------------------------------------------------------------
  Jennison Portfolio -- Class II Shares                               10.00             10.76          3,265    2005
--------------------------------------------------------------------------------------------------------------------
  Natural Resources Portfolio -- Class II                             10.00             10.96             --    2005
--------------------------------------------------------------------------------------------------------------------
Van Kampen Life Investment Trust
--------------------------------------------------------------------------------------------------------------------
  Comstock Portfolio -- Class II Shares                               10.00             10.53         15,190    2005
--------------------------------------------------------------------------------------------------------------------
  Emerging Growth Portfolio -- Class II Shares                        10.00             10.52             --    2005
--------------------------------------------------------------------------------------------------------------------

The following funds were added effective May 1, 2006. Therefore, no condensed financial information is available:

   AIM Variable Insurance Funds -- AIM V.I. Core Equity Fund -- Series 1 shares AllianceBernstein Variable Products Series Fund, Inc. -- AllianceBernstein Small Cap Growth Portfolio -- Class B
   Fidelity(R) Variable Insurance Products Fund -- VIP Balanced
   Portfolio -- Service Class 2
   Franklin Templeton Variable Insurance Products Trust -- Mutual Shares Securities Fund -- Class 2 Shares
   Franklin Templeton Variable Insurance Products Trust -- Templeton Growth Securities Fund -- Class 2 Shares
   GE Investments Funds, Inc. -- Total Return Fund -- Class 3 Shares

The Guaranteed Minimum Withdrawal Benefit for Life Rider with a 75 basis point charge (for Joint Annuitant contracts) was added effective May 1, 2006. Therefore, no condensed financial information is available with this option.

The Payment Protection with Commutation Immediate and Deferred Variable Annuity Rider was added effective May 1, 2006. Therefore, no condensed financial information is available with this option.

Table of Contents

Statement of Additional Information


                                                                         Page
  The Company...........................................................  B-3

  The Separate Account..................................................  B-4

  Additional Information About the Guarantee Account....................  B-4

  The Contracts.........................................................  B-4
     Transfer of Annuity Units..........................................  B-4
     Net Investment Factor..............................................  B-5

  Termination of Participation Agreements...............................  B-6

  Calculation of Performance Data.......................................  B-7
     Subaccount Investing in GE Investments Funds, Inc. -- Money Market
       Fund.............................................................  B-8
     Other Subaccounts..................................................  B-9
     Other Performance Data............................................. B-10

  Tax Matters........................................................... B-11
     Taxation of Genworth Life and Annuity Insurance Company
       (formerly, GE Life and Annuity Assurance Company)................ B-11
     IRS Required Distributions......................................... B-12

  General Provisions.................................................... B-12
     Using the Contracts as Collateral.................................. B-12
     The Beneficiary.................................................... B-13
     Non-Participating.................................................. B-13
     Misstatement of Age or Gender...................................... B-13
     Incontestability................................................... B-13
     Statement of Values................................................ B-13
     Trust as Owner or Beneficiary...................................... B-13
     Written Notice..................................................... B-13

  Legal Developments Regarding Employment-Related Benefit Plans......... B-13

  Regulation of Genworth Life and Annuity Insurance Company
  (formerly, GE Life and Annuity Assurance Company)..................... B-14

  Experts............................................................... B-14

  Financial Statements.................................................. B-14

  Genworth Life and Annuity Insurance Company (formerly, GE Life and Annuity
                              Assurance Company)
                            6610 West Broad Street
                           Richmond, Virginia 23230

                      A Statement of Additional Information containing more detailed information about the contract and the Separate Account is available free by writing us at the address below or by calling (800) 352-9910.

                      Genworth Life and Annuity Insurance Company
                      Annuity New Business
                      6610 West Broad Street
                      Richmond, Virginia 23230

                      Please mail a copy of the Statement of Additional Information for the Separate Account Contract Form P1156 9/00 to:

                      Name: ____________________________________________________

                      Address: _________________________________________________
                                                     Street

                      __________________________________________________________
                                      City               State


                                                                    Zip

                      Signature of Requestor: __________________________________
                                                               Date